As filed with the Securities and Exchange Commission on June 28, 2018
File No. 333-69439
811-06285
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-4
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
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PRE-EFFECTIVE AMENDMENT NO.		/ /
POST-EFFECTIVE AMENDMENT NO.	34	/X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO.	376	/X/

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TEN

(Exact Name of Registrant)

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

(Name of Depositor)

P.O. BOX 2999
HARTFORD, CT 06104-2999

(Address of Depositor's Principal Offices)

(860) 547-4390

(Depositor's Telephone Number, Including Area Code)

LISA PROCH
TALCOTT RESOLUTION LIFE INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CT 06104-2999

(Name and Address of Agent for Service)
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APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.
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It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b) of Rule 485
/X/	on June 28, 2018 pursuant to paragraph (b) of Rule 485
/ /	60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /	on ________ pursuant to paragraph (a)(1) of Rule 485
/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

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PART A

PUTNAM CAPITAL MANAGER VI-VII
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT TEN (EST. 3/1/93)
TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT TEN (EST. 6/22/87)
PO BOX 14293
LEXINGTON, KY 40512-4293
1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (INVESTMENT PROFESSIONALS)
www.talcottresolution.com

On May 31, 2018, pursuant to the Stock and Asset Purchase Agreement entered into on December 3, 2017, by and among Hartford Holdings, Inc. (“HHI”) and its parent company, The Hartford Financial Services Group, Inc., Hopmeadow Acquisition, Inc. ("Buyer"), Hopmeadow Holdings, LP, and Hopmeadow Holdings GP, each of which is funded by a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group, HHI sold all of the issued and outstanding equity of Hartford Life, Inc., the parent of Talcott Resolution Life Insurance Company ("Talcott Resolution") (formerly "Hartford Life Insurance Company") to Buyer ("Talcott Resolution Sale Transaction").
Additional information regarding the Talcott Resolution Sale Transaction can be found on the Talcott Resolution website at www.talcottresolution.com/financialinformation.html and in its Current Report on Form 8-K (click on "SEC Filings - Other") filed by Talcott Resolution Life Insurance Company (formerly "Hartford Life Insurance Company") on June 6, 2018, with the Securities and Exchange Commission.
Talcott Resolution will continue to administer and provide all contractual benefits of your annuity. The terms, features and benefits of your insurance contract will NOT change as a result of the sale.
* * * * * * * * * *
This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. These marketing names include: Putnam Capital Manager Series VI/VIR, Putnam Capital Manager Series VII and Putnam Asset Manager Series I/IR.
The variable annuity products described in this prospectus are no longer for sale. In 2013, We announced that we would no longer be selling or issuing annuity products and part of the company’s long-term strategy is to reduce the liabilities associated with in-force annuity contracts. However, we continue to administer the in force annuity contracts. You should read the terms of your annuity contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity.
This variable annuity prospectus describes a contract between each Owner and joint Owner (“you”) and Talcott Resolution Life and Annuity Insurance Company or Talcott Resolution Life Insurance Company (“us,” “we” or “our”) where you agreed to make at least one Premium Payment to us and we agreed to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups.
At the time you purchased your Contract, you allocated your Premium Payment to “Sub-Accounts.” These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds described in this prospectus are part of the following Portfolio Companies: Putnam Investments, LLC., and Legg Mason Partners Variable Equity Trust.
At the time you purchased your Contract you were able to allocate some or all of your Premium Payment to the Fixed Accumulation Feature, which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Amounts allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account.
Please read this prospectus carefully and keep it for your records for future reference. You can contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission (“SEC” or “Commission”). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus. Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn’t approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us by calling 1-800-862-6668 or the SEC’s website (www.sec.gov).
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get no additional tax advantage from this variable annuity if you are investing through a tax-advantaged retirement plan (such as a 401(k) plan or Individual

Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax adviser. This product is not intended to provide tax, accounting or legal advice. Please consult with your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, accounting or legal advice concerning your situation.
Four Simple Steps to Safeguard Your Account Against Fraud
We take protection of our customer accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you, our clients, to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.
1. Strengthen Your Password
A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.
2. Keep Your Information Current
Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.
3. Be Aware
Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.
4. Review Your Account Statements and Notify Law Enforcement of Suspicious Activity
As a precautionary measure, we recommend that you remain vigilant by reviewing your account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).
To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC’s Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.
Obtain a Copy of Your Credit Report
You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.
Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:

Equifax (800) 685-1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397-3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888-4213 www.transunion.com P.O. Box 1000 Chester, PA 19016
Additional Free Resources on Identity Theft
You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).
We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Date of Prospectus: May 1, 2018 as amended on June 28, 2018
Date of Statement of Additional Information: May 1, 2018 as amended on June 28, 2018

Definitions
These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.
Account: Any of the Sub-Accounts or the Fixed Accumulation Feature.
Accumulation Units: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.
Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.
Administrative Office: Our overnight mailing address is: Talcott Resolution - Annuity Service Operations, 1338 Indian Mound Drive, Mt. Sterling, KY 40353. Our standard mailing address is Talcott Resolution - Annuity Service Operations, PO Box 14293, Lexington, KY 40512-4293.
Anniversary Value: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.
Annual Maintenance Fee: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.
Annual Withdrawal Amount (AWA): This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.
Annuitant: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.
Annuity Calculation Date: The date we calculate the first Annuity Payout.
Annuity Commencement Date: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90 unless you elect an earlier date.
Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.
Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.
Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.
Annuity Unit Value: The daily price of Annuity Units on any Valuation Day.
Beneficiary: The person(s) entitled to receive a benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.
Benefit Amount: The basis used to determine the maximum payout guaranteed under Principal First . The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.
Benefit Payment: The maximum guaranteed payment that can be made each Contract Year under Principal First . The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.
Charitable Remainder Trust: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.
Code: The Internal Revenue Code of 1986, as amended.
Commuted Value: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.
Contingent Annuitant: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant’s death.

Contingent Deferred Sales Charge (“CDSC”): The deferred sales charge that may apply when you make a full or partial Surrender.
Contract: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.
Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.
Contract Owner, Owner or you: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize “you” in the prospectus.
Contract Value: The total value of the Accounts on any Valuation Day.
Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.
Death Benefit: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.
Deferred Annuity Commencement Date: The Annuitant’s 100th birthday.
Dollar Cost Averaging: A program that allows you to systematically make transfers between Accounts available in your Contract.
Financial Intermediary: The broker dealer through whom you purchased your contract or the investment professional who is listed in our administrative systems as the agent of record on your Contract and services your Contract.
Fixed Accumulation Feature: Part of our General Account where you are able to allocate a portion of your Contract Value. In the Contract, this is defined as the “Fixed Account.” In the future, we may impose limitations on your ability to transfer funds or allocate future Premium Payments to the Fixed Accumulation Feature.
General Account: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature.
In Good Order: Certain transactions require your authorization and completion of requisite forms. Such transactions will not be considered in good order unless received by us in our Administrative Office or via telephone or facsimile. Generally, our request for documentation will be considered in good order when we receive all of the requisite information on the form required by us.
Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.
Maximum Anniversary Value: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased’s 81st birthday or the date of death, if earlier.
Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.
Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.
Payee: The person or party you designate to receive Annuity Payouts.
Premium Payment: Money sent to us to be invested in your Contract.
Premium Tax: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any Contract subject to a Premium Tax, we may deduct the tax on a pro-rata basis from the Sub-Accounts at the time we pay the tax to the applicable taxing authorities, at the time the Contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Principal First : An option that was available at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is different if you elected this benefit after you purchased your Contract. This benefit is called the Guaranteed Income Benefit in your Contract. This rider/option can no longer be elected or added after you purchase your Contract.
Qualified Contract: A contract issued to qualify under Sections 401, 403 or 408 of the Internal Revenue Code.

Required Minimum Distribution: A federal requirement that individuals age 70½ and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70½ or upon retirement, whichever comes later.
Spouse: A person related to a Contract Owner by marriage pursuant to the Code.
Sub-Account Value: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.
Surrender: A complete or partial withdrawal from your Contract.
Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).
Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.
Contract Owner Transaction Expenses

Sales Charge Imposed on Purchases (as a percentage of Premium Payments)	None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
First Year (2)	7%
Second Year	6%
Third Year	6%
Fourth Year	5%
Fifth Year	4%
Sixth Year	3%
Seventh Year	2%
Eighth Year	0%

(1)
Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.

(2)	Length of time from each Premium Payment.
Contract Owner Periodic Expenses
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract, not including fees and expenses of the underlying Funds.

Annual Maintenance Fee (3)	$30
Separate Account Annual Expenses (as a percentage of average daily Sub-Account Value)
Mortality and Expense Risk Charge	1.25%
Administrative Charge	0.15%
Total Separate Account Annual Expenses	1.40%
Optional Charges (as a percentage of average daily Sub-Account Value)
Principal First Charge	0.75%
Optional Death Benefit Charge	0.15%
Earnings Protection Benefit Charge	0.20%
Total Separate Account Annual Expenses with all optional charges	2.50%

(3)
An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.

This table shows the minimum and maximum total annual Fund operating expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract. More detail concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund.

Putnam Capital Manager VI/VIR	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees, and other expenses.	0.45%	1.34%

Putnam Capital Manager VII	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees, and other expenses.	0.70%	1.59%

Putnam Asset Manager I/IR	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service fees, and other expenses.	0.70%	1.59%
EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example reflects a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses including all Optional Charges, and the highest Total Annual Fund Operating Expenses of the underlying Funds. The Example does not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. If you did not select all of the optional benefits, your expenses would be lower than those shown in the Example.
The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, we assume a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, we waive the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Putnam Capital Manager VI/VIR:
(1) If you Surrender your Contract at the end of the applicable time period:

1 year	$1,065
3 years	$1,839
5 years	$2,527
10 years	$4,375
(2) If you annuitize at the end of the applicable time period:

1 year	$317
3 years	$1,172
5 years	$2,039
10 years	$4,263
(3) If you do not Surrender your Contract:

1 year	$424
3 years	$1,280
5 years	$2,148
10 years	$4,375

Putnam Capital Manager VII and Putnam Asset Manager I/IR:
(1) If you Surrender your Contract at the end of the applicable time period:

1 year	$1,089
3 years	$1,908
5 years	$2,641
10 years	$4,590
(2) If you annuitize at the end of the applicable time period:

1 year	$342
3 years	$1,246
5 years	$2,159
10 years	$4,480
(3) If you do not Surrender your Contract:

1 year	$449
3 years	$1,354
5 years	$2,268
10 years	$4,590

Condensed Financial Information
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see “How is the value of my Contract calculated before the Annuity Commencement Date?”. Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.
Available Information
We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.
You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting at the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
Highlights
How do I purchase this Contract?
This Contract is closed to new investors. In addition, as of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either Full or Partial). Subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase® Program or are part of certain retirement plans.
What type of sales charges apply?
You didn’t pay a sales charge when you purchased your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.

The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	7%
2	6%
3	6%
4	5%
5	4%
6	3%
7	2%
8 or more	0%
You won’t be charged a Contingent Deferred Sales Charge on:

✓	The Annual Withdrawal Amount
✓	Premium Payments or earnings that have been in your Contract for more than seven years
✓	Distributions made due to death
✓	Distributions under a program for substantially equal periodic payments made for your life expectancy
✓	Most payments we make to you as part of your Annuity Payout
Is there an Annual Maintenance Fee?
We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.
What charges will I pay on an annual basis?
In addition to the Annual Maintenance Fee, you pay the following charges each year:

•	Mortality and Expense Risk Charge — This charge is deducted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Sub-Accounts.

•	Administrative Charge — This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

•	Annual Fund Operating Expenses — These are charges for the underlying Funds. See the Funds’ prospectuses for more complete information.

•
Principal First Charge — This rider/option can no longer be elected or added after you purchase your Contract. If you elected Principal First , we deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

•	Optional Death Benefit Charge — This rider/option can no longer be elected or added after you purchase your Contract. The Optional Death Benefit adds new features to your Death Benefit calculation.
If you elected the Optional Death Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

•
Earnings Protection Benefit Charge — This rider/option can no longer be elected or added after you purchase your Contract. The Earnings Protection Benefit adds new features to your Death Benefit calculation.

If you elected the Earnings Protection Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.
If you elect the Deferral Option, then upon the original Annuity Commencement Date, Principal First , the Optional Death Benefit and the Earnings Protection Benefit riders are terminated and the associated rider charges will no longer be assessed .
Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.
Can I take out any of my money?
You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

➢	You may have to pay income tax on the money you take out and, if you Surrender before you are age 59½, you may have to pay a federal income tax penalty.

➢	You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
Will Talcott Resolution pay a Death Benefit?
There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant, if applicable, die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.
If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

•	The Contract Value of your Contract, or

•	Your Maximum Anniversary Value, which is described below.
The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier.
If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•
Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•	Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
If you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit or optional Death Benefits apply. All optional Death Benefits and Earnings Protection Benefit and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
Optional Death Benefit — If you elected the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

➢	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

➢	The Contract Value of your Contract;

➢	Your Maximum Anniversary Value; or

➢	Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract
If you elected the Optional Death Benefit, you cannot cancel it.
Earnings Protection Benefit — You may have elected the Earnings Protection Benefit at an additional charge. If you elected the Earnings Protection Benefit, you cannot cancel it.
If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

•	The Maximum Anniversary Value, or

•
Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.
What Annuity Payout Options are available?
When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.
You must begin to take payments by the Annuity Commencement Date, which is before the Annuitant’s 90th birthday or the end of the 10th Contract Year, whichever comes later. As of October 4, 2013, we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.
On or about February 1, 2016, we will allow eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option section.
For Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be ten years.
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for ten years.
Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:

•	fixed dollar amount Automatic Annuity Payouts,

•	variable dollar amount Automatic Annuity Payouts, or

•	a combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.
Can I defer my Annuity Commencement Date?
If you are eligible, you may elect a one-time deferral of your Annuity Commencement Date. To elect this option we must receive at our Administrative Office the Annuity Commencement Date Deferral Option Form In Good Order during the Election Period. The Election Period begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date. The Deferral Option rider will become effective on the Annuity Commencement Date. For more information, please see the section titled Annuity Commencement Date Deferral Option.
General Contract Information
The Company
We are a stock life insurance company. Talcott Resolution Life Insurance Company (formerly "Hartford Life Insurance Company") is authorized to do business in all states of the United States and the District of Columbia. Talcott Resolution Life and Annuity Insurance Company ("formerly Hartford Life and Annuity Insurance Company") is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Talcott Resolution Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Talcott Resolution Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Talcott Resolution Life and Annuity Insurance Company is a subsidiary of Talcott Resolution Life Insurance Company. Our corporate offices are located in Windsor, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond.
All guarantees under the Contract are subject to each issuing company’s financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Talcott Resolution Life Insurance Company only) and/or state insurance departments. For example, Talcott Resolution Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC’s Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The General Account
The Fixed Accumulation Feature is part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.
Effective August 8, 2016, if you purchased your Contract after May 1, 2002, and the Amendatory Rider was approved in your state at the time you purchased your Contract, you cannot allocate amounts to the Fixed Accumulation Feature until further notice.
The Separate Account
We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of “Separate Account” under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate Accounts:

•	hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

•	are not subject to the liabilities arising out of any other business we may conduct;

•	are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

•	may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

•	are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.
We do not guarantee the investment results of the Separate Account.
In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.
The Funds
At the time you purchased your Contract, you allocated your Premium Payments to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses. “Master-feeder” or “fund of funds” (“feeder funds”) invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix I for additional information.
Mixed and Shared Funding — Fund shares may be sold to our other Separate Accounts or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Contract Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.
Voting Rights — We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds’ shareholder meetings. To the extent required by federal securities laws or regulations, we will:

•	notify you of any Fund shareholders’ meeting if the shares held for your Contract may be voted;

•	send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

•	arrange for the handling and tallying of proxies received from Owners;

•	vote all Fund shares attributable to your Contract according to timely instructions received from you, and

•	vote all Fund shares for which no timely voting instructions are received in the same proportion as shares for which timely voting instructions have been received.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. There is no minimum number of shares for which we must receive timely voting instructions before we vote the shares. Therefore, as a result of proportional voting, the instruction of a small number of Owners could determine the outcome of matters subject to shareholder vote.
Substitutions, Additions, or Deletions of Funds — Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.
We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.
In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.
Fees and Payments We Receive from Funds and related parties — We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as revenue sharing payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to us. We receive these payments and fees under agreements between us and a Fund’s principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under Premium Based Charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. We expect to make a profit on the amount of the fees and payments that exceed our own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2017, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):
AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership,

The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.
Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by us varies by Fund and we may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2017, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2017, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $48.2 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.
Performance Related Information
The Separate Account may advertise certain performance related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of either the Separate Account’s inception or the Sub-Account’s inception, whichever is later, for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, any Contingent Deferred Sales Charge, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.
The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for Contingent Deferred Sales Charge or the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.
If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.
A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.
Fixed Accumulation Feature
Important Information You Should Know: This portion of the Prospectus relating to the Fixed Accumulation Feature is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Accumulation Feature is not registered as an investment company under the 1940 Act. The Fixed Accumulation Feature or any of its interests are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the Fixed Accumulation Feature. The following disclosure about the Fixed Accumulation Feature may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.
If you purchased your Contract after May 1, 2002, and the Amendatory Rider was approved in your state at the time you purchased your Contract, you cannot allocate amounts to the Fixed Accumulation Feature until further notice.
Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency.

We receive a benefit from all amounts held in the General Account. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.
We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State’s minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.
In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.
We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a “first-in first-out” basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.
Important: Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of your minimum guaranteed interest rate per year will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guaranteed interest rate for any given year. While we do not charge a separate fee for investing in the Fixed Accumulation Feature, our expenses associated with offering this feature are factored into the Fixed Accumulation Feature.
From time to time, we may credit increased interest rates under certain programs established in our sole discretion.
The Contract
Purchases and Contract Value
What types of Contracts are available?
This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity contract. It was designed for retirement planning purposes and was available for purchase by any individual, group or trust, including:

•	Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

•
Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;

•	Individual Retirement Annuities adopted according to Section 408 of the Code;

•	Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

•	Certain eligible deferred compensation plans as defined in Section 457 of the Code.
The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.
If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the code.
How do I purchase a Contract?
The Contract was only available for purchase through a Financial Intermediary.
Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.
Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.
For Contracts issued in Oregon, premium payments will only be accepted prior to the third Contract Anniversary. For Contracts issued in Massachusetts, subsequent premium payments will only be accepted until the Annuitant’s 63rd birthday or the third Contract Anniversary, whichever is later.

How are Premium Payments applied to my Contract?
If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.
Replacement of Annuities
A "replacement" occurs when a new contract is purchased and, in connection with the sale, an existing contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A "financed purchase" occurs when the purchase of a new annuity contract involves the use of the funds obtained from the values of an existing annuity contract through Withdrawal, Surrender or loan.
There are circumstances in which replacing your existing annuity contract can benefit you. However, a replacement may not be in your best interest. Accordingly, you should make a careful comparison of the cost and benefits of your existing contract and the proposed contract with the assistance of your financial and tax advisers to determine whether replacement is in your best interest. You should be aware that the person selling you the new contract will generally earn a commission if you buy the new contract through a replacement. Remember that if you replace a contract with another contract, you might have to pay a surrender charge on the replaced contract, and there may be a new surrender charge period for the new contract. In addition, other charges may be higher (or lower) and the benefits may be different.
You should also note that once you have replaced your variable annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable annuity contract during your "free look" period. The only exception to this rule would be if your previously issued contract was issued in a state that requires the insurer to reinstate the previously surrendered contract if the owner chooses to reject their new variable annuity contract during their "free look" period.
Description of Right to Cancel provision you had when you Purchased your Contract.
If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.
Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.
How is the value of my Contract calculated before the Annuity Commencement Date?
The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.
To determine the current Accumulation Unit Value, we take the prior Valuation Day’s Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

•	The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

•	The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

•
Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.
Can I transfer from one Sub-Account to another?
You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time. In addition, there may be investment restrictions applicable to your contract in conjunction with certain riders as described in this prospectus.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
What Happens When I Request a Sub-Account Transfer?
Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
What Restrictions Are There on My Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer;” however, you cannot transfer the same Contract Value more than once a Valuation Day.
Examples

Transfer Request Per Valuation Day	Permissible?
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account	Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)	Yes
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts	Yes
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account
No
Second, you are allowed to submit a total of 20 Sub-Account transfers each Contract Year (the “Transfer Rule”) by U.S. Mail, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Abusive Transfer Policy (effective until July 1, 2007):
Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.
We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund’s Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.

We consider some or all of the following factors:
✓ the dollar amount of the transfer;
✓ the total assets of the Funds involved in the transfer;
✓ the number of transfers completed in the current calendar quarter;
✓ whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or
✓ the frequent trading policies and procedures of a potentially affected Fund.
If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.

Fund Trading Policies (effective after July 1, 2007):
You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that Fund’s trading policy.

We are obligated to follow each Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund’s trading policy. Please refer to each Fund’s prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:
✓ Certain types of financial intermediaries may not be required to provide us with shareholder information.
✓ “Excepted funds” such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

✓ A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.
✓ Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of “dollar cost averaging” programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

Possibility of undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

•	Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•	Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

•
These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

•
In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds (participants) or enforce the Transfer Rule because we do not keep participants' account records for a Contract. In those cases, the participant account records and participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding participant Sub-Account transfers.

How am I affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
Fixed Accumulation Feature Transfers
During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).
Fixed Accumulation Feature Transfer Restrictions
Each Contract Year, unless you have elected the Deferral Option, you may transfer the greater of:

•
30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary; or

•	An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.
These transfer restrictions do not include systematic transfers and Dollar Cost Averaging Programs.
If you elect the Deferral Option, there is an imposed limit of 20% of the Contract Value that may be allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide to us on the Annuity Commencement Date Deferral Option Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the original Annuity Commencement Date. On or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature above, then you may transfer amounts from existing funds to the Fixed Accumulation Feature until the total amount in the Fixed Accumulation Feature reaches a maximum of 20% of the Contract Value. The Contract Value is calculated on the Valuation Day immediately before the transfer.
Similarly, on or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature above, then a maximum of 20% of any additional Premium Payments may be allocated to the Fixed Accumulation Feature.

Whether or not you elect the Deferral Option, if any interest rate applicable to your Fixed Accumulation Feature renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount that would receive the reduced rate. You must make this transfer request within 60 days of being notified of the renewal rate.
We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to six months from the date of your request.
You must wait six months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait six months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.
Mail, Telephone and Internet Transfers
You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried our at the end of that date. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgment we return to you. If the time and date indicated on the acknowledgment is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgment, you should telephone us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be re-confirmed in writing.
Telephone or Internet transfer requests may currently only be canceled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.
We and our agents are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Power of Attorney
You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.
Charges and Fees
The following charges and fees are associated with the Contract:
The Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to investment professionals and the cost of preparing sales literature and other promotional activities.
We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	7%
2	6%
3	6%
4	5%
5	4%
6	3%
7	2%

8 or more	0%

For example, you made an initial Premium Payment of $10,000 five years ago and an additional Premium Payment of $20,000 one year ago. If you request a partial withdrawal of $15,000 and you have not taken your Annual Withdrawal Amount for the year, we will deduct a Contingent Deferred Sales Charge as follows:
•    We will Surrender the Annual Withdrawal Amount which is equal to 15% of your total Premium Payments or $4,500 without charging a Contingent Deferred Sales Charge.
•    We will then Surrender the Premium Payments that have been in the Contract the longest.
•    That means we would Surrender the entire $10,000 initial Premium Payment and deduct a Contingent Deferred Sales Charge of 4% on that amount, or $400.
•    The remaining $500 will come from the additional Premium Payment made one year ago and we will deduct a Contingent Deferred Sales Charge of 7% of the $500, or $35.
•    Your Contingent Deferred Sales Charge is $435.
If you have any questions about these charges, please contact us or your investment professional.

The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:

•
AWA — Each Premium Payment has its own schedule of Contingent Deferred Sales charges; however, in any contract year you may able to take Partial Surrenders up to a certain percentage of your total Premium Payments without being subject to a Contingent Deferred Sales Charge. Please refer to your Contract for your specific Annual Withdrawal Percentage amounts and your Contingent Deferred Sales Charge schedule.

Under the following situations, the Contingent Deferred Sales Charge is WAIVED:

•
Upon eligible confinement as described in the Waiver of Sales Charge Rider — We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your investment professional or us to determine if it is available for you.

•
For Required Minimum Distributions — This allows Annuitants who are age 70½ or older, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year’s required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

The following situations are NOT subject to a Contingent Deferred Sales Charge:

•	Upon death of the Annuitant, Contract Owner or joint Contract Owner — No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.

•
Upon Annuitization — The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.

•
For Principal First Benefit Payments — If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.

•
For substantially equal periodic payments — We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59½.

•	Upon cancellation during the Right to Cancel Period.
Surrender Order — During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings.
Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.

Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.
Mortality and Expense Risk Charge
For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

•	Mortality Risk — There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.
During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

•
Expense Risk — We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.
If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.
Administrative Charge
For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.
Annual Maintenance Fee
The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.
When is the Annual Maintenance Fee Waived?
We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.
Premium Taxes
The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, we may deduct the tax on a pro-rata basis from the Sub-Accounts at the time we pay the tax to the applicable taxing authorities, at the time the Contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Charges Against the Funds
Annual Fund Operating Expenses — The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectuses.

Principal First Charge
This rider/option can no longer be elected or added after you purchase your Contract. If you elected Principal First , we will deduct an additional charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
Optional Death Benefit Charge
This rider/option can no longer be elected or added after you purchase your Contract. The Optional Death Benefit adds new features to your Death Benefit calculation.
If you elected the Optional Death Benefit, we subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
Earnings Protection Benefit Charge
This rider/option can no longer be elected or added after you purchase your Contract. The Earnings Protection Benefit adds new features to your Death Benefit calculation.
If you elected the Earnings Protection Benefit, we subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
If you elect the Deferral Option, then upon the original Annuity Commencement Date, Principal First , the Optional Death Benefit and the Earnings Protection Benefit riders are terminated and the associated rider charges will no longer be assessed .
Other disclosure specific to Putnam VT Government Money Market Fund
The Putnam VT Government Money Market Fund recently made changes necessary to operate as a government money market fund.  Government money market funds are exempt from certain requirements of Rule 2a-7 under the Investment Company Act of 1940 that permit money market funds to impose liquidity fees and/or temporary redemption gates.  As a government money market fund, this fund will not be required, and does not currently intend, to impose liquidity fees and/or redemption gates.  Further detail regarding these changes is set forth in the fund’s prospectus.
Reduced Fees and Charges
We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the mortality and expense risk charge, and the Annual Maintenance Fee, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.
Principal First
This rider/option can no longer be elected or added after you purchase your Contract. If you elected this benefit, you can- not cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by us within a calendar year as one Contract for purposes of Principal First . This means that if you purchase two Contracts from us in any twelve month period and elect Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect Principal First , a company-sponsored exchange will not be considered to be a revocation or termination of the benefit.
If you elected Principal First when you purchased your Contract, your initial Premium Payment is equal to the maximum payouts (the “Benefit Amount”). If you elected this option at a later date, your Contract Value on the date we added the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under Principal First are treated as partial Surrenders and are deducted from your Contract Value.
Once the initial Benefit Amount has been determined, we calculate the maximum guaranteed payment that may be made each year (“Benefit Payment”). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.
If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
If, in one year, your Surrenders total more than your Benefit Payment out of your Contract we will recalculate your Benefit Amount and your Benefit Payment may be lower in the future. We recalculate your Benefit Amount by comparing the results of two calculations. First we deduct the amount of the last Surrender from your Contract Value (“New Contract

Value”) and then we deduct the amount of the last Surrender from the Benefit Amount (“New Benefit Amount”). Then we compare those results:

•
If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

•
If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

•
If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the “old” Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.
Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 7% of the additional Premium Payment for Principal First .
If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing Principal First , we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.
The Benefit Amount will be recalculated to equal the lesser of:

•	The Benefit Amount immediately prior to the ownership change or assignment, or

•	The Contract Value at the time of the ownership change or assignment.
Any time after the 5th year Principal First has been in effect, you may elect to “step-up” the benefit. If you choose to “step-up” the benefit, your Benefit Amount is recalculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to “step-up” if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the “step-up” benefit has been in place, you may choose to “step-up” the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can “step up” without waiting for the 5th year their Contract has been in force.
We currently allow you to “step-up” on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a “step-up” to occur on your Contract Anniversary. At the time you elect to “step up, we may be charging more for Principal First , but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon “step up” we will charge you the current charge. Before you decide to “step up, you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect “step-ups” that reset your Benefit Amount to the then prevailing Contract Value.
You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called “election dates” in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

•	We will accept requests for a step-up in writing, verbally or electronically, if available.

•
Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

•	We will not accept any written election request received more than 30 days prior to an election date.

•	We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

•
If an election form is received in good order within the 30 days prior to an election date, the “step-up” will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the “step-up” will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

•	We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

•
Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

Each Surrender you make as a Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable Contingent Deferred Sales Charge.
You can Surrender your Contract any time, even if you have Principal First , however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under Principal First . If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment through an Annuity Payout option called Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.
If you elected Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called Principal First Payout Option, we will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.
If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by us, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.
Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70½. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.
For examples on how Principal First is calculated, please see Appendix III.
Death Benefit
What is the Death Benefit and how is it calculated?
The Death Benefit is the amount we will pay if the Contract Owner, Joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.
Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary’s portion of the proceeds.
If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

•	The Contract Value of your Contract; or

•	The Maximum Anniversary Value, which is described below.
The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier.
If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•
Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

•	Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

•	Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
If you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit or optional Death Benefits apply. All optional Death Benefits and Earnings Protection Benefit and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
Optional Death Benefit — This rider/option can no longer be elected or added after you purchase your Contract.
You may have elected the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.
The Interest Accumulation Value will be:

•	Your Contract Value on the date we add the Optional Death Benefit to your Contract;

•	Plus any Premium Payments made after the Optional Death Benefit is added;

•	Minus any partial Surrenders after the Optional Death Benefit is added;

•	Compounded daily at an annual interest rate of 5%.
If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.
On or after the deceased’s 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.
The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see “Appendix II.”
If you elected the Optional Death Benefit, you cannot cancel it.
Earnings Protection Benefit — This rider/option can no longer be elected or added after you purchase your Contract. The Earnings Protection Benefit adds new features to your Death Benefit calculation.
You may have elected the Earnings Protection Benefit at an additional charge. If you elected the Earnings Protection Benefit, you cannot cancel it.
If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

•	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

•	The Maximum Anniversary Value; or

•
Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.
We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.
Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.
We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

For example: Assuming that:
The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,
•    You elected the Earnings Protection Benefit when you purchased your Contract,
•    You made a single Premium Payment of $100,000, You took no partial Surrenders,
•    The Contract Value on the date we receive proof of death was $400,000.
We would calculate the Contract gain as follows:
•    Contract Value on the date we receive proof of death equals $400,000,
Minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.
To determine if the cap applies:
•    We calculate the Contract Value on the date the Earnings Protection Benefit was added to your Contract($100,000),
•    Plus Premium Payments made since that date ($0), Minus Premium Payments made in the 12 months prior to death ($0),
Which equals $100,000. The cap is 200% of $100,000, which is $200,000.
In this situation the cap applies, so we take 40% of $200,000 or $80,000 and add that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

•	If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.

•	Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

•
If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

If you elect the Deferral Option, then upon the original Annuity Commencement Date, Principal First , the Optional Death Benefit and the Earnings Protection Benefit riders are terminated and the associated rider charges will no longer be assessed .
Additional Information about the Death Benefits
For more information on how these optional benefits may affect your taxes, please see Appendix Tax the section entitled, “Federal Tax Considerations,” under sub-section entitled “Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans.”
The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by us after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

•	The aggregate Premium Payments minus any Surrenders;

•	The aggregate Contract Value plus $1 million.
However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

•	The aggregate Contract Value; plus

•	The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.
Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.
How is the Death Benefit paid?
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of our receipt of complete instructions, except when we are permitted to defer such payment under the Investment Company Act of 1940. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each

Beneficiary’s instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.
If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our “Safe Haven Program.” Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. The interest rate is based upon the analysis of interest rates credited to funds left on deposit with other insurance companies under programs similar to Talcott Resolution's Safe Haven program. In determining the interest rate, we also factor in the impact of our profitability, general economic trends, competitive factors and administrative expenses. The interest rate credit is not the same rate earned on assets in the Fixed Accumulation Feature and is not subject to minimum interest rates prescribed by state non-forfeiture laws. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.
The Beneficiary may elect under the Annuity Proceeds Settlement Option “Death Benefit Remaining with the Company” to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.
The Beneficiary of a non-qualified Contract or IRA may also elect the “Single Life Expectancy Only” option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary’s remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.
Required Distributions — If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.
If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner’s death.
If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.
What should the Beneficiary consider?
Alternatives to the Required Distributions — The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary’s life or life expectancy, and (b) must begin within one year of the date of death.
If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.
Spousal Contract Continuation — If the Contract Owner dies and a Beneficiary is the Contract Owner’s spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.
If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, we will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.
If you elect the Deferral Option and if your Spouse continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s, if any, 100th birthday.
Who will receive the Death Benefit?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.
If death occurs before the Annuity Commencement Date:

If the deceased is the . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving joint Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner	The Annuitant is living or deceased	Designated Beneficiary receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner and the Beneficiary predeceases the Contract Owner	The Annuitant is living or deceased	Contract Owner’s estate receives the Death Benefit.
Annuitant	The Contract Owner is living	There is no named Contingent Annuitant	The Contract Owner becomes the Contingent Annuitant and the Contract continues. The Contract Owner may waive this presumption and receive the Death Benefit.
Annuitant	The Contract Owner is living	The Contingent Annuitant is living	Contingent Annuitant becomes the Annuitant, and the Contract continues.
If you elect the Deferral Option and if the Contingent Annuitant continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s 100th birthday.
If death occurs on or after the Annuity Commencement Date:

If the deceased is the . . .	and . . .	then the . . .
Contract Owner	The Annuitant is living	Designated Beneficiary becomes the Contract Owner.
Annuitant	The Contract Owner is living	Contract Owner receives a payout at death, if any.
Annuitant	The Annuitant is also the Contract Owner	Designated Beneficiary receives a payout at death, if any.
T hese are the most common Death Benefit scenarios, however, there are others. Some of the Annuity Payout Options may not result in a payout at death. For more information on Annuity Payout Options including those that may not result in a payout at death, please see the section entitled “Annuity Payouts” and the “Death Benefit” section of your Contract. If you have questions about these and any other scenarios, please contact your investment professional or us.
Surrenders
What kinds of Surrenders are available?
Full Surrenders before the Annuity Commencement Date — When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.
Partial Surrenders before the Annuity Commencement Date — You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:

•	The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and

•
The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.

Under certain circumstances we had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms to us in good order. As of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either full or Partial).
Full Surrenders after the Annuity Commencement Date — You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent
Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.
Partial Surrenders after the Annuity Commencement Date — Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the “Period Certain” for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.
To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. we will deduct any applicable Contingent Deferred Sales Charges.
If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.
Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.
Does the Putnam VT Government Money Market Fund  impose a fee or gate for redemption?
Government money market funds are exempt from certain requirements of Rule 2a-7 under the Investment Company Act of 1940 that permit money market funds to impose liquidity fees and/or temporary redemption gates.  As a government money market fund, this fund will not be required, and does not currently intend, to impose liquidity fees and/or redemption gates.  Further detail is set forth in the fund’s prospectus.
How do I request a Surrender?
Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.
We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund’s plan of liquidation, in compliance with rules of the SEC or an order of the SEC.
We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.
Written Requests — Complete a Surrender form or send us a letter, signed by you, stating:

•	the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

•	your tax withholding amount or percentage, if any, and

•	your disbursement instructions, including your mailing address.
You may submit this form via mail or fax.
Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.
If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone or Internet Requests — To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine.
We may modify the requirements for telephone and/or internet redemptions at any time.
Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.
Completing a Power of Attorney for another person to act on your behalf may prevent you from making Surrenders via telephone and internet.What should be considered about taxes?
There are certain tax consequences associated with Surrenders:
Prior to age 59½ — If you make a Surrender prior to age 59½, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59½ may also affect the continuing tax-qualified status of some Contracts.
We do not monitor Surrender requests. To determine whether a Surrender is permissible, with or without federal income tax penalty, please consult your personal tax adviser.
More than one Contract issued in the same calendar year — If you own more than one contract issued by us in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.
Internal Revenue Code section 403(b) annuities — As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59½, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.
We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.
We encourage you to consult with your qualified tax adviser before making any Surrenders. Please see Appendix Tax “Federal Tax Considerations” section for more information.
Annuity Commencement Date Deferral Option (“Deferral Option”)
Who is eligible to participate in the Deferral Option?
We will notify you prior to your Annuity Commencement Date of the options available to you at your Annuity Commencement Date. During the Election Period, which begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date (“Election Period”), you may choose any of the available options. If one of the options available at that time is the Deferral Option and the following conditions are met during the entirety of the Election Period, you may elect the Deferral Option:

•	You have not elected the Deferral Option previously;

•	The Deferral Option has not been withdrawn by us;

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We have not received a death notification on the Contract. (In addition, if a death that triggers a Death Benefit under the Contract occurs before we process your request for the Deferral Option, you and your Beneficiary(ies) will not be eligible for the Deferral Option);

•	No death that triggers a Death Benefit under the Contract occurs before your Annuity Commencement Date;

•	Your beneficiaries have not elected a death benefit settlement option;

•	You are within 90 days of your Annuity Commencement Date and you are at least 90 years old on your Annuity Commencement Date;

•	We have not previously received a separate full Surrender request from you;

•	The state in which your Contract was issued has approved the Deferral Option rider;

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We must receive your signed Annuity Commencement Date Deferral Option Form in Good Order at our Administrative Office to elect the Deferral Option. We must receive the Annuity Commencement Date Deferral Option Form on any Valuation Day up to and including the Annuity Commencement Date, provided we receive it no later than 4:00 p.m. Eastern Time or, if earlier, the close of the New York Stock Exchange on the Annuity

Commencement Date. If the Annuity Commencement Date falls on a non-Valuation Day we must receive it by the prior Valuation Day;

•	You must not be beyond your Annuity Commencement Date or have annuitized your Contract;

•	You must be a customer of a Financial Intermediary in accordance with our records;

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The Contract is not owned by a Charitable Remainder Trust (The Annuity Commencement Date of these contracts is the Annuitant's 100th birthday except in New York and Pennsylvania, where the Annuity Commencement Date is the Annuitant's 90th birthday); and

•	During the Election Period, we have not received a request to process additional Premium Payments through a 1035 exchange, direct transfer or direct rollover.
If, on the Annuity Commencement Date, you are not eligible to defer your Annuity Commencement Date to the Annuitant’s
100th birthday, your Contract will annuitize using the default annuitization option outlined in your Contract unless you have provided us with In Good Order instructions to the contrary.
While we have described the Deferral Option, this does not signify that your state has approved the Deferral Option rider and does not mean that the Deferral Option will be available in the future even if the rider has been approved by your state. Approval by your state is not an endorsement by that state of the Deferral Option.
If you are eligible for the Deferral Option and if you properly elect the Deferral Option, no changes will be made to your contract until the Annuity Commencement Date. On that date, the following changes will occur:

•	Your Annuity Commencement Date will be deferred to the Annuitant’s 100th birthday ("the Deferred Annuity Commencement Date");

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The Death Benefit described in your Contract and any optional Death Benefits will be terminated and the new Death Benefit will be the Contract Value on the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the Death Benefit amount will be subject to market fluctuations;

•	All optional Death Benefit rider charges will no longer be assessed;

•	The Earnings Protection Benefit (i) will be terminated in its entirety, and (ii) the charge for that benefit will no longer be assessed;

•	Principal First rider including any guaranteed income benefit, death benefit settlement option and any annuitization option under that rider (i) will be terminated in its entirety;

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(ii) the charge for that rider will no longer be assessed; and (iii) your contract will then be subject to the contract minimum rules. If however you are receiving Automatic Income Payments under Principal First rider, you may continue to do so once the Deferral Option is effective. However, you will then be subject to the contract minimum rules. That is, if after any withdrawal, whether it be a systematic withdrawal or a one-time partial Surrender, your Contract Value falls below the contract minimum, we will close your contract and pay the full Surrender Value;

•	You may not transfer money into your Contract through a 1035 exchange, direct transfer or direct rollover unless the request to transfer money was received prior to the Election Period;

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There is an imposed limit of 20% of the Contract Value that may be allocated to the Fixed Accumulation Feature. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide to us on the Annuity Commencement Date Deferral Option Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the original Annuity Commencement Date;

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On or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature below, then you may transfer amounts from existing funds to the Fixed Accumulation Feature until the total amount in the Fixed Accumulation Feature reaches a maximum of 20% of the Contract Value. The Contract Value is calculated on the Valuation Day immediately before the transfer;

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Similarly, on or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature below, then a maximum of 20% of any additional Premium Payments may be allocated to the Fixed Accumulation Feature. If there is a Dollar Cost Averaging Program already established from the Fixed Accumulation Feature it will be terminated. You may begin a new Dollar Cost Averaging Program by contacting us after the original Annuity Commencement Date; and

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The default annuitization option for Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain. The default annuitization option for non-Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten year period certain. In general, we use

Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date.
The ability to elect the Deferral Option may not be available in every State. The Deferral Option may be cancelled or withdrawn at any time by us without prior notification from us, except that we will not withdraw the option for any Contract Owner who has been offered the option at the beginning of the Election Period preceding the Annuity Commencement Date.
You are not required to elect the Deferral Option and you do not need to take any action if you do not want to elect the Deferral Option.
We encourage you to review the Deferral Option with your tax adviser regarding the tax consequences of electing the Deferral Option.
Please carefully review the Tax Considerations section of the prospectus for additional information.
This Deferral Option will not be appropriate for all Contract Owners, and it may not be in your best interest to elect the Deferral Option.
Other Considerations

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We cannot recommend whether or not the Deferral Option is the right choice for you. Please discuss the merits of the Deferral Option with your Financial Intermediary and tax adviser to be sure that the Deferral Option is suitable for you based on your particular circumstances;

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It is possible that the IRS could characterize the deferral of your annuity commencement date as a deemed exchange of your contract. Therefore, if your contract was issued prior to 1989, you should discuss the possible loss of any grandfathered rights related to your current contract with your tax adviser. In addition, if you elect the Deferral Option for more than one contract in the same year and the IRS were to characterize the deferral of your annuity commencement dates as a deemed exchange of your contracts, your contracts may be aggregated for the purposes of determining the taxability of any future distributions;

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It is possible that the selection of an Annuity Commencement Date at certain advanced ages could result in the Contract not being treated as an annuity for tax purposes; therefore, you should consult with your tax adviser;

•	Whether the advantages of deferring the Annuity Commencement Date outweigh any other option available to you at that time including liquidation or choosing an Annuity Payout Option;

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Whether the advantages of deferring the Annuity Commencement Date outweigh the disadvantages, including the loss of all Death Benefits in excess of Contract Value and the constraints on investments into the Fixed Accumulation Feature;

•	Whether you have other assets to meet your future income needs;

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Whether you will change your mind. Once you have elected the Deferral Option, you will not have the ability to reinstate the annuitization option in Principal First rider or reverse any other changes made to your Contract on the original Annuity Commencement Date;

•	In your evaluation of the Deferral Option, you should consult with your Financial Intermediary and tax adviser and potentially any Beneficiaries named in the Contract;

•	The Deferral Option may not be available in all states, through all Financial Intermediaries or for all contracts;

•	Financial Intermediaries do not receive additional compensation if you choose the Deferral Option, but continue to receive existing compensation throughout the deferral period;

•	If you choose an Annuity Payout Option, you cannot later elect the Deferral Option; and

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If you elect the Deferral Option, you may choose any then available Annuity Payout Options at or before the Deferred Annuity Commencement Date; however, you cannot elect to defer your Deferred Annuity Commencement Date further. On your Deferred Annuity Commencement Date if you have a Qualified Contract, the default Annuity Payout Option is a Life Annuity with Payments for a Period Certain Payout Option with period certain of five years. If you have a non-Qualified Contract, the default Annuity Payout Option is the Life Annuity with Payments for a Period Certain Payout Option with period certain of ten years. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date.

Annuity Payouts
This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:

•	When do you want Annuity Payouts to begin?

•	Which Annuity Payout Option do you want to use?

•	How often do you want the Payee to receive Annuity Payouts?

•	What is the Assumed Investment Return?

•	Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?
Please check with your investment professional to select the Annuity Payout Option that best meets your income needs.
As of October 4, 2013 we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.
On February 13, 2016, we began allowing eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option section.
For Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be ten years.
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for ten years.
Proof of Survival
The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.
1. When do you want Annuity Payouts to begin?
You selected an Annuity Commencement Date when you purchased your Contract or it can be selected at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, (unless you choose the Deferral Option, described above) the Contract will automatically be annuitized. If you purchased your Contract in New York, you must begin Annuity Payouts before your Annuitant’s 91st birthday (unless you choose the Deferral Option, described above). If this Contract was issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date is the Annuitant’s 100th birthday except in New York and Pennsylvania, where the Annuity Commencement Date is the Annuitant's 90th birthday.
If you elect the Deferral Option, you may defer your Annuity Commencement Date to the fifteenth day of any month before or including the month of the Annuitant’s 100th birthday. Once elected, in the event the Contingent Annuitant becomes the Annuitant and in the absence of a written election to the contrary, the Deferred Annuity Commencement Date will be the fifteenth day of the month coincident with or next following the Contingent Annuitant’s 100th birthday.
The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.
All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.
2. Which Annuity Payout Option do you want to use?
Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the “Death Benefit” section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.
Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts. In Texas, this option is only available for Annuity Payouts using the 5% Assumed Investment Return.

Life Annuity With Payments for a Period Certain
We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant’s age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Joint and Last Survivor Life Annuity With Payments For a Period Certain
We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant’s age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.
When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

•	Remain the same at 100%, or

•	Decrease to 66.67%, or

•	Decrease to 50%.
For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments for a Period Certain
We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant’s age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.
For Contracts issued in the State of Oregon, the minimum period that you can select under the Payments for a Period Certain Annuity Payout Option is as follows: For fixed annuity payouts, the minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. For variable annuity payouts, the minimum period that you can select is 5 years on or after the tenth Contract Anniversary.
Principal First Payout Option
If you elected Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called Principal First Payout Option, we will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.
If you elect the Deferral Option, Principal First Payout Option is not available.
Important Information:

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You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain, or Payments for a Period Certain variable dollar amount Annuity Payout Option. A Contingent Deferred Sales Charge may be deducted.

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For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

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Automatic Annuity Payouts — If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%. For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us what Annuity Payout Option you want, we will pay you under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain.

3. How often do you want the Payee to receive Annuity Payouts?
In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

•	monthly,

•	quarterly,

•	semi-annually, or

•	annually.
Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.
4. What is the Assumed Investment Return?
The Assumed Investment Return (“AIR”) is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.
Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.
For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.
Level variable dollar Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.
5. Do you want Annuity Payouts to be Fixed Dollar Amount or Variable Dollar Amount?
You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.
Fixed Dollar Amount Annuity Payouts — Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.
Variable Dollar Amount Annuity Payouts — Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.
The dollar amount of the first variable Annuity Payout depends on:

•	the Annuity Payout Option chosen,

•	the Annuitant’s attained age and gender (if applicable),

•	the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and

•	the Assumed Investment Return.

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.
The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.
The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919. The Annuity Unit Factor for a 5% AIR is 0.999866. The Annuity Unit Factor for a 6% AIR is 0.999840.
Combination Annuity Payout — You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.
Transfer of Annuity Units — After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled “Can I transfer from one Sub-Account to another?” under the section entitled “The Contract.”
Other Programs Available
We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs.
If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.
InvestEase Program — InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.
Automatic Income Program — The Automatic Income Program allows you to Surrender up to 15% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your seventh Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59½, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Appendix Tax for more information regarding the tax consequences associated with your Contract.
Static Asset Allocation Models
This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models. with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories. Please see Appendix VI for models that are available to you.
If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature or a Dollar Cost Averaging Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.
You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year.

Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.
You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits.
Your investments in an asset allocation model will be rebalanced quarterly to reflect the model’s original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain guaranteed minimum withdrawal benefits.
We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.
While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to What Restrictions Are There on your Ability to Make a Sub-Account Transfer? for more information.
You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your investment professional. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.
Asset Rebalancing
In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.
Dollar Cost Averaging
We offered two dollar cost averaging programs:

•	Fixed Amount DCA

•	Earnings/Interest DCA
These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date business is received. Please consult your investment professional to determine the interest rate for your Program.
Fixed Amount DCA — This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Earnings/Interest DCA — This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Other Program Considerations

•	You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

•	We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

•	any Fund is merged or substituted into another Fund — then your allocations will be directed to the surviving Fund;

•	any Fund is liquidated — then your allocations will be directed to any available money market Fund.
You may always provide us with updated instructions following any of these events.

•
Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

•
If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

•
We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.

•
Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund’s prospectus.

•
Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.

•	These Programs may be adversely affected by Fund trading policies.
Other Information
Assignment — A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.
A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.
Speculative Investing — Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatification, or any other type of collective investment scheme. When you purchased this Contract you represented and warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatification, or any other type of collective investment scheme.
Contract Modification — The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.
How Contracts Are Sold — We have entered into a distribution agreement with our affiliate Talcott Resolution Distribution Company, Inc. (“TDC”) under which TDC serves as the principal underwriter for the Contracts. TDC is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of TDC is the same as ours.

TDC has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. We pay compensation to TDC for sales of the Contracts by Financial Intermediaries. TDC, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2017. Contracts were sold by individuals who were appointed by us as insurance agents and who were investment professionals of Financial Intermediaries.
Core and Edge Contracts may have been sold directly to the following individuals free of any commission (“Employee Gross-Up” on Core and no front-end sales charge on Edge): 1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent; and 2) employees and Investment Professionals (and their families) of Financial Intermediaries. If applicable, we may have credited the Core Contract with a credit of 5.0% of the initial Premium Payment and each subsequent Premium Payment, if any. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.
We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affected each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments we make to Financial Intermediaries may be passed on to Investment Professionals according to a Financial Intermediary’s internal compensation practices.
Affiliated broker-dealers also employed individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.
Commissions
Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.
Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your investment professional’s compensation. Under certain circumstances, your investment professional may be required to return all or a portion of the commissions paid.
Check with your investment professional to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your investment professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your investment professional (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your investment professional’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA, Financial Intermediary and insurance rules, we also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide inforce Contract Owner support. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for inforce Contract Owner support.

Additional Payment Type	What it’s used for
Access	Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment	Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing
Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.

Marketing Expense Allowance	Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Inforce Contract Owner Support	Support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services.

Training	Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume	Pay for the overall volume of their sales or the amount of money investing in our products.
As of December 31, 2017, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities:
AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Cambridge Investment Research Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC), CCO Investment Services Corp., Citigroup Global Markets, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Edward D. Jones & Co., LLP, First Allied Securities, Inc., First Tennessee Brokerage Inc., H.D. Vest Investment Services, Huntington Investment Company, ING Financial Partners, Investacorp, Inc., LPL Financial Corporation, Merrill Lynch Pierce Fenner & Smith, Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Raymond James & Associates, Inc., Raymond James Financial Services, Robert W. Baird & Co. Inc., Securities America, Inc., UBS Financial Services, Inc., Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc.
Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.
As of December 31, 2017, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Funds Distributors & Capital Research and Management Company & Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.
For the fiscal year ended December 31, 2017, Additional Payments did not in the aggregate exceed approximately $15.6 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.04% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $18,500.
Legal Proceedings
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
More Information
You may call your investment professional if you have any questions or write or call us at the address below:
Talcott Resolution Life Insurance Company/Talcott Resolution Life and Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293
1-800-862-6662 (Contract Owners)
1-800-862-7155 (Investment Professionals)
Financial Statements
You can find financial statements for us and the Separate Account in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your investment professional or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

Table of Contents to Statement of Additional Information

General Information
Safekeeping of Assets
Experts
Non-Participating
Misstatement of Age or Sex
Principal Underwriter
Operational Risks
Performance Related Information
Total Return for all Sub-Accounts
Yield for Sub-Accounts
Money Market Sub-Accounts
Additional Materials
Performance Comparisons
Accumulation Unit Values
Financial Statement

APP TAX-1

Appendix Tax
Federal Tax Considerations
A. Introduction
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code (“Code”), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See “Nonresident Aliens and Foreign Entities” below regarding annuity purchases by, or payments to, non-U.S. Persons. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax advisor. This prospectus is not intended to provide tax, accounting or legal advice. Please consult your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, account or legal advice concerning your situation.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.
As used in the following sections addressing “Federal Tax Considerations,” the term “spouse” means the person to whom you are legally married, as determined under federal tax law. This may include opposite or same-sex spouses, but does not include those in domestic partnerships or civil unions which are not recognized as married for federal tax purposes. You are encouraged to consult with an accountant, lawyer or other qualified tax advisor about your own situation. Although some sections below discuss certain tax considerations in connection with contract loans, this is provided as general information only.  Please refer to your contract to determine if your contract contains a loan provision.
The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. you should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
B. Taxation of the Company and the Separate Account
The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

APP TAX-2

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
C. Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans
Section 72 of the Code governs the taxation of annuities in general.
1. Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

•
A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•	A contract acquired by the estate of a decedent by reason of such decedent’s death,

•	Certain contracts acquired with respect to tax-qualified retirement arrangements,

•	Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

•
A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate’s or trust’s adjusted gross income for the taxable year.
2. Other Contract Owners (Natural Persons).
A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.
The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual’s modified adjusted gross income for the taxable year.
a. Amounts Received as an Annuity
Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start (“amounts received as an annuity”) are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable “investment in the contract” to the total amount of the payments to be made after the start of the payments (the “exclusion ratio”) under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the “investment in the contract.” The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).

i.
When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

APP TAX-3

ii.
To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract”. It is unclear what value should be used in determining the “income on the contract.” We believe that the “income on the contract” does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the “income on the contract”.

iii.
Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

b. Amounts Not Received as an Annuity

i.
To the extent that the “cash value” of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract.”

ii.
Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such “income on the contract” and then from “investment in the contract,” and for these purposes such “income on the contract” is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such “income on the contract,” and (2) shall not be includable in gross income to the extent that such amount does exceed any such “income on the contract.” If at the time that any amount is received or deemed received there is no “income on the contract” (e.g., because the gross value of the Contract does not exceed the “investment in the contract,” and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the “investment in the contract.”

iii.
Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining “investment in the contract” shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

iv.
The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

v.
In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi.
In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

c. Aggregation of Two or More Annuity Contracts.
Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

APP TAX-4

d. 10% Penalty Tax — Applicable to Certain Withdrawals and Annuity Payments.

i.
If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.	The 10% penalty tax will not apply to the following distributions:

1.	Distributions made on or after the date the recipient has attained the age of 59½.

2.	Distributions made on or after the death of the holder or, where the holder is not an individual, the death of the primary annuitant.

3.	Distributions attributable to a recipient becoming disabled.

4.
A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient’s designated Beneficiary).

5.	Distributions made under certain annuities issued in connection with structured settlement agreements.

6.	Distributions of amounts which are allocable to the “investment in the contract” prior to August 14, 1982 (see next subparagraph e.).

7.	Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.
If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
e. Special Provisions Affecting Contracts Obtained Through a Tax-Free Exchange of Other Annuity or Life Insurance Contracts Purchased Prior to August 14, 1982.
If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the “investment in the contract” prior to August 14, 1982 (“pre-8/14/82 investment”) carried over from the prior Contract, (2) then from the portion of the “income on the contract” (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining “income on the contract” and (4) last from the remaining “investment in the contract.” As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the “income on the contract” attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
f. Required Distributions

i.	Death of Contract Owner or Primary Annuitant
Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

1.
If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

2.	If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

3.
If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.	Alternative Election to Satisfy Distribution Requirements
If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner’s death.

iii.	Spouse Beneficiary
If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.	Civil Union or Domestic Partner

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Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner, rather than the spouse of the Contract Owner, then such designated beneficiary is not permitted to continue the Contract as the succeeding Contract Owner. A designated beneficiary who is a same sex spouse will be permitted to continue the Contract as the succeeding Contract Owner.
g. Addition of Rider or Material Change.
The addition of a rider to the Contract, or a material change in the Contract’s provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.
h. Partial Exchanges.
The owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). The IRS in Revenue Procedure 2011-38, indicated that a partial exchange made on or after October 24, 2011 will be treated as a tax-free exchange under Code Section 1035 if there is no distribution from or surrender of, either contract involved in the exchange within 180 days of such exchange. Amounts received as annuity payments for a period of at least 10 years on one or more lives will not be treated as distributions for this purpose. If a transfer does not meet the 180-day test, the IRS will apply general tax rules to determine the substance and treatment of the transfer.
We advise you to consult with a qualified tax adviser as to the potential tax consequences before attempting any partial exchanges

3.	Diversification Requirements.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:

•	no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•	no more than 70% is represented by any two investments,

•	no more than 80% is represented by any three investments and

•	no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.
Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling (“PLR”) from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds’ compliance with the terms and conditions contained in the PLR.
4. Tax Ownership of the Assets in the Separate Account.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such

APP TAX-6

regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
D. Federal Income Tax Withholding
The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

1.
Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld (“election out”). We will provide such an “election out” form at the time such a distribution is requested. If the necessary “election out” form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

2.
Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary “election out” forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no “election out” is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any “election out” (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee’s total tax liability.
E. General Provisions Affecting Qualified Retirement Plans
The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled “Information Regarding Tax-Qualified Retirement Plans” for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.
F. Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. persons (such as U.S. citizens or U.S. resident aliens). Purchasers (and payees such as a purchaser’s beneficiary) that are not U.S. persons (such as a Nonresident Alien) will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required information and IRS tax forms (such as IRS Form W-8BEN) are submitted to us. If withholding tax applies, we are generally required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. Foreign entities (such as foreign corporations, foreign partnerships, or foreign trusts) must provide the appropriate IRS tax forms (such as IRS Form W-8BEN-E or other appropriate Form W-8). If required by law, we may withhold 30% from any taxable payment in accordance with applicable requirements such as The Foreign Account Tax Compliance Act (FATCA) and applicable regulations. An updated Form W-8 is generally required to be submitted every three years. Purchasers may also be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.

APP TAX-7

G. Estate, Gift and Generation-Skipping Tax and Related Tax Considerations
Any amount payable upon a Contract Owner’s death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner’s estate for federal estate tax purposes. Similarly, prior to the Contract Owner’s death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendant) of a Contract Owner may have federal generation-skipping-transfer (“GST”) tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in “Distributions Prior to the Annuity Commencement Date,” the transfer of a Contract for less than adequate consideration during the Contract Owner’s lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner’s gross income, this same income amount could produce a corresponding increase in such Contract Owner’s tax basis for such Contract that is carried over to the transferee’s tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.
H. Tax Disclosure Obligations
In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain “material advisers” to maintain a list of persons participating in such “reportable transactions,” which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by us, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.
Information Regarding Tax-Qualified Retirement Plans
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition,

APP TAX-8

some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1. Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a “Deemed IRA” under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

a.	Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions (“RMDs”) when the Owner reaches age 70½ or dies, as described below, may result in imposition of a 50% additional tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% additional tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse “designated beneficiary” of a deceased Plan participant may make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).
IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract’s cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA’s cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

b.	SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.

c.	SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% additional tax for failure to make a full RMD, and to the 10% additional tax on premature distributions, as described below. In addition, the 10% additional tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please

APP TAX-9

note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

d.	Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. Prior to January 1, 2018, the Owner of a Traditional IRA or other qualified plan assets could recharacterize a Traditional IRA into a Roth IRA under certain circumstances. Effective January 1, 2018, a Traditional IRA or other qualified plan cannot be recharacterized as a Roth IRA. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3. Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

a.	after the employee reaches age 59½;

b.	upon the employee’s separation from service;

APP TAX-10

c.	upon the employee’s death or disability;

d.	in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

e.	as a qualified reservist distribution upon certain calls to active duty.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. § 1.403(b)-8(c)(2).
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. § 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.
4. Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount ($18,000 for 2017 and $18,500 for 2018). The Plan may provide for additional “catch-up” contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70½, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5. Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and

APP TAX-11

other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract” are generally the same as for Non-Qualified Contracts, as described above.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, additional taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6.	Additional Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal additional taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions (“RMDs”). Additional taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The additional taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a.	Additional Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% additional tax does not apply to a distribution that is either:

(i)	made to a beneficiary (or to the employee’s estate) on or after the employee’s death;

(ii)	attributable to the employee’s becoming disabled under Code Section 72(m)(7);

(iii)
part of a series of substantially equal periodic payments (not less frequently than annually - “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)
(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)
(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)	not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

(vii)	certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

(viii)	made an account of an IRS levy on the Qualified Plan under Code Section 72(t)(2)(A)(vii); or

(ix)	made as a “direct rollover” or other timely rollover to an Eligible Retirement Plan, as described below.
In addition, the 10% additional tax does not apply to a distribution from an IRA that is either:

(x)	made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

(xi)	not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(xii)	for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).
If the taxpayer avoids this 10% additional tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% additional tax will be applied retroactively to all the prior periodic payments (i.e., additional tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% additional tax rate is increased to 25%.

b.	RMDs and 50% Additional Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% additional tax on the amount that has not been timely distributed.

APP TAX-12

An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

(i)	the calendar year in which the individual attains age 70½, or

(ii)
(except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70½ in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

(a)	the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)	over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.
If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70½.
If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% additional tax for RMDs if such additional RMD amount is not timely distributed.
7. Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8. Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of

APP TAX-13

restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan fiduciary) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the missing amount that is not rolled over remains subject to normal income tax plus any applicable additional tax.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either -

a.	an RMD amount;

b.
one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.	any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution additional tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% additional tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be re-contributed within three years as a rollover

APP TAX-14

contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.

APP I-1

Appendix I — The Funds

The following tables describe the investment options available by contract, including the Fund name, share class, fund objectives and the investment adviser and sub-adviser of each Fund. For additional information on each Fund, please refer to the Fund’s Prospectus.

1.	Putnam Capital Manager Series VI/VIR	APP I - 2
2.	Putnam Capital Manager Series VII/VIIR	APP I - 4
3.	Putnam Asset Manager Series I/IR	APP I - 6

APP I-2

1. Putnam Capital Manager Series VI/VIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Putnam Variable Trust
Putnam VT Mortgage Securities Fund - Class IA (formerly Putnam VT American Government Income Fund)	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Capital Opportunities Fund - Class IA+	Long term growth of capital	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Diversified Income Fund - Class IA	As high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Equity Income Fund - Class IA	Capital growth and current income	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT George Putnam Balanced Fund - Class IA	A balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Global Asset Allocation Fund - Class IA	Long-term return consistent with preservation of capital	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT Global Equity Fund - Class IA	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT Global Health Care Fund - Class IA†	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT Global Utilities Fund - Class IA†	Capital growth and current income	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT Growth Opportunities Fund - Class IA	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT High Yield Fund - Class IA	High current income. Capital growth is a secondary goal when consistent with achieving high current income	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Income Fund - Class IA	High current income consistent with what Putnam Investment Management, LLC believes to be prudent risk	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT International Equity Fund - Class IA	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT International Growth Fund - Class IA	Long-term capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT International Value Fund - Class IA	Capital growth. Current income is a secondary objective	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC

APP I-3

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Putnam VT Investors Fund - Class IA§	Long-term growth of capital and any increased income that results from this growth	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Government Money Market Fund - Class IA**	As high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Sustainable Leaders Fund - Class IA (formerly Putnam VT Multi-Cap Growth Fund)	Long-term capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Sustainable Future Fund - Class IA (formerly Putnam VT Multi-Cap Value Fund)	Seeks long-term capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Research Fund - Class IA	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT Small Cap Value Fund - Class IA	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited

**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.
§	Putnam VT Investors Fund will be renamed to Putnam VT Multi-Cap Core Fund effective June 30, 2018.
+	Putnam VT Capital Opportunities Fund will be renamed to Putnam VT Small Cap Growth Fund effective September 17, 2018.

APP I-4

2. Putnam Capital Manager Series VII/VIIR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Putnam Variable Trust
Putnam VT Mortgage Securities Fund - Class IB (formerly Putnam VT American Government Income Fund)	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Capital Opportunities Fund - Class IB+	Long term growth of capital	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Diversified Income Fund - Class IB	As high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Equity Income Fund - Class IB	Capital growth and current income	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT George Putnam Balanced Fund - Class IB	A balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Global Asset Allocation Fund - Class IB	Long-term return consistent with preservation of capital	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT Global Equity Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT Global Health Care Fund - Class IB†	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT Global Utilities Fund - Class IB	Capital growth and current income	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT Growth Opportunities Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT High Yield Fund - Class IB	High current income. Capital growth is a secondary goal when consistent with achieving high current income	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Income Fund - Class IB	High current income consistent with what Putnam Investment Management, LLC believes to be prudent risk	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT International Equity Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT International Growth Fund - Class IB	Long-term capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT International Value Fund - Class IB	Capital growth. Current income is a secondary objective	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC

APP I-5

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Putnam VT Investors Fund - Class IB§	Long-term growth of capital and any increased income that results from this growth	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Government Money Market Fund - Class IB**	As high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Sustainable Leaders Fund - Class IB (formerly Putnam VT Multi-Cap Growth Fund)	Long-term capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Sustainable Future Fund - Class IB (formerly Putnam VT Multi-Cap Value Fund)	Seeks long-term capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Research Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT Small Cap Value Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited

**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.
§	Putnam VT Investors Fund will be renamed to Putnam VT Multi-Cap Core Fund effective June 30, 2018.
+	Putnam VT Capital Opportunities Fund will be renamed to Putnam VT Small Cap Growth Fund effective September 17, 2018.

APP I-6

3. Putnam Asset Manager Series I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Dividend Strategy Portfolio - Class I	Seeks dividend income, growth of dividend income and long-term capital appreciation	Legg Mason Partners Fund Advisor, LLC, Sub-advised by ClearBridge Investments, LLC (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)
ClearBridge Variable Large Cap Value Portfolio - Class I	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	Legg Mason Partners Fund Advisor, LLC, Sub-advised by ClearBridge Investments, LLC (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)
Western Asset Variable Global High Yield Bond Portfolio - Class I	Seeks to maximize total return	Legg Mason Partners Fund Advisor, LLC, Sub-advised by Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Pte. Ltd.
Putnam Variable Trust
Putnam VT Mortgage Securities Fund - Class IB (formerly Putnam VT American Government Income Fund)	Seeks as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Capital Opportunities Fund - Class IB+	Long term growth of capital	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Diversified Income Fund - Class IB	As high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Equity Income Fund - Class IB	Capital growth and current income	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT George Putnam Balanced Fund - Class IB	A balanced investment composed of a well diversified portfolio of stocks and bonds which produce both capital growth and current income	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Global Asset Allocation Fund - Class IB	Long-term return consistent with preservation of capital	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT Global Equity Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT Global Health Care Fund - Class IB†	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT Global Utilities Fund - Class IB	Capital growth and current income	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC

APP I-7

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Putnam VT Growth Opportunities Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT High Yield Fund - Class IB	High current income. Capital growth is a secondary goal when consistent with achieving high current income	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Income Fund - Class IB	High current income consistent with what Putnam Investment Management, LLC believes to be prudent risk	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT International Equity Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT International Growth Fund - Class IB	Long-term capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT International Value Fund - Class IB	Capital growth. Current income is a secondary objective	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT Investors Fund - Class IB§	Long-term growth of capital and any increased income that results from this growth	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Government Money Market Fund - Class IB**	As high a rate of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital and maintenance of liquidity	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Sustainable Leaders Fund - Class IB (formerly Putnam VT Multi-Cap Growth Fund)	Long-term capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Sustainable Future Fund - Class IB (formerly Putnam VT Multi-Cap Value Fund)	Seeks long-term capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited
Putnam VT Research Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited and The Putnam Advisory Company, LLC
Putnam VT Small Cap Value Fund - Class IB	Capital appreciation	Putnam Investment Management, LLC, Sub-advised by Putnam Investments Limited

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**
In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.

†	Closed to new and subsequent Premium Payments and transfers of Contract Value.
§	Putnam VT Investors Fund will be renamed to Putnam VT Multi-Cap Core Fund effective June 30, 2018.
+	Putnam VT Capital Opportunities Fund will be renamed to Putnam VT Small Cap Growth Fund effective September 17, 2018.

APP II-1

Appendix II — Death Benefit — Examples
Example 1:
Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $95,000. Then your Contract Value on due proof of death is $102,000.
Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $102,000.
Example 2:
Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000. Then your Contract Value on due proof of death is $102,000.
Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $105,000.
Example 3:
Your Contract does not have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000.
Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000. Your Maximum Anniversary Value is reduced by the amount of the partial surrender and is $85,000.
You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.
Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $85,000.
Example 4:
Your Contract does have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000. The Contract Value prior to the partial Surrender is $100,000.
Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000.
Due to the 2002 Amendatory Rider the Maximum Anniversary Value is adjusted proportionally for the partial surrender. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Maximum Anniversary Value prior to the Surrender. To determine the new Maximum Anniversary Value, that total is then subtracted from the Maximum Anniversary Value prior to the Surrender.

$20,000	partial Surrender divided by
$100,000	Contract Value prior to Surrender equals
.20	multiplied by
$105,000	Maximum Anniversary Value for a total of
$21,000	to be deducted from the Interest Accumulation Value equals
$84,000	the new Maximum Anniversary Value
You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.
Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $84,000.
Example 5:
You elected the Optional Death Benefit rider
Your Contract does not have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000	Premium Payment
$5,000	Interest of 5%
$105,000	Interest Accumulation Value
If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

APP II-2

$10,000	partial Surrender divided by
$108,000	Contract Value prior to Surrender equals
.09259	multiplied by
$105,000	Interest Accumulation Value for a total of
$9,722	to be deducted from the Interest Accumulation Value equals
$95,278	the new Interest Accumulation Value
The adjusted Maximum Anniversary Value $108,000 minus $10,000 which equals $98,000.
The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.
Your maximum death benefit is $98,000.
Example 6:
You have elected the Optional Death Benefit
Your Contract does not have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000	Premium Payment
$5,000	Interest of 5%
$105,000	Interest Accumulation Value
If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$10,000	partial Surrender divided by
$92,000	Contract Value prior to Surrender equals
.10870	multiplied by
$105,000	Interest Accumulation Value for a total of
$11,413	to be deducted from the Interest Accumulation Value equals
$93,587	the New Interest Accumulation Value
The adjusted Maximum Anniversary Value $92,000 minus $10,000 which equals $82,000.
The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.
Your maximum death benefit is $93,587.

APP III-1

Appendix III — Principal First — Examples
Example 1: Assume you select Principal First when you purchase your Contract and your initial Premium Payment is $100,000.

•	Your Benefit Amount is $100,000, which is your initial Premium Payment.

•	Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then

•	Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment($50,000).

•	Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment($3,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then

•	Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

•	Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:

•	First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”

•	Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.
Example 7: If you elect to “step up” Principal First after the 5th year, assuming you have made no withdrawals, and your Contract Value at the time of step up is $200,000, then

•	We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

•	Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

APP IV-1

Appendix IV — ACD Deferral Option — Examples
This example is intended to help you compare the total and taxable amounts of annuity payments if you annuitize your contract on its Annuity Commencement Date to the total and taxable amounts of annuity payments if you elect the Deferral Option and either die at age 100 under circumstances which trigger payment of a Death Benefit or annuitize your contract on the Annuitant’s 100th birthday.
This example should not be considered to be a representation of the actual total or taxable amounts nor a representation of the tax consequences of receipt of those total or taxable amounts. The consequences of receipt of those total and taxable amounts depend on many factors outside the scope of this example.
This example assumes that on the Annuity Commencement Date:
The annuitant is age 90.
Your Contract Value is $250,000.
Your investment (tax basis) in your Contract is $175,000.
Your Contract is non-Qualified.
The amounts shown in this example will vary depending on the annuitization option chosen and whether you elect variable payouts, fixed payouts or a combination of variable and fixed payouts. In addition, the exclusion ratio depends on factors including your investment into the Contract, the Contract Value and the length of time that annuity payments will continue. For Payout Options which include a Life Annuity, the exclusion ratio may also depend on your life expectancy at the time annuity payments begin.
As you consider this example, please note that to make a direct comparison between the total and taxable amounts received through annuitization at the original Annuity Commencement Date (age 90) and received at the Deferred Annuity Commencement Date, you must calculate the results of investment of the amount received at age 90 for the ten-year period until age 100. Factors to consider in this calculation include:
•Your assumed net rate of return for this period;
•The amount that you would pay in taxes related to this amount; and
•Potential changes in laws including tax laws that may affect your investment and taxes.
Total and taxable amounts if you choose to annuitize your Contract on your Annuity Commencement Date:
To calculate the total and taxable amounts, this example assumes:
You elect the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option.
Your annual payment is equal to $29,637. Based on these assumptions:
Your exclusion ratio is 0.5905 ($175,000 divided by ($29,637 times 10)).
The annual excludable amount is $17,500 ($29,637 times 0.5905). The annual taxable amount is $12,137.
After 10 years, you will receive total payments of $296,370 of which $121,370 is taxable.
Total and taxable amounts if you elect the Annuity Commencement Date Deferral Option and defer your Annuity Commencement Date to age 100:
This example assumes:
Your Contract has a 4% annual growth, net of fees, compounded annually, for the next ten years.
Based on this assumption, your Contract Value at age 100 is $370,061.
If you die at age 100 and a Death Benefit is payable:
Your beneficiary receives the $370,061 Contract Value as a Death Benefit in one lump sum.
$195,061 ($370,061 minus $175,000) of the amount is taxable to the beneficiary.
If you annuitize at age 100 and elect the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option:
This example assumes:
Your annual payment is equal to $43,870.
Based on this assumption:
Your exclusion ratio will be 0.3989 ($175,000 divided by ($43,870 times 10)).
Your annual excludable amount is $17,500 ($43,870 times 0.3989).
Your annual taxable amount is $26,370.
After 10 years, you will receive total payments of $438,700, of which $263,700 is taxable.

APP V-1

Appendix V — Accumulation Unit Values
(For an Accumulation Unit outstanding throughout the period)
The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below reflect Accumulation Unit Values for both Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company and show only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by contacting us at 1-800-862-6668.
REST OF PAGE INTENTIONALLY LEFT BLANK

APP V-2

Talcott Resolution Life Insurance Company
Series VI/VIR

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT American Government Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.096	$18.285	$18.605	$18.056	$18.346	$18.210	$17.245	$16.601	$13.873	$13.993
Accumulation Unit Value at end of period	$18.248	$18.096	$18.285	$18.605	$18.056	$18.346	$18.210	$17.245	$16.601	$13.873
Number of Accumulation Units outstanding at end of period (in thousands)	778	887	950	1,116	1,272	1,652	2,018	2,265	2,551	2,881
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.610	$12.883	$13.254	$13.005	$13.360	$13.408	$12.838	$12.495	$10.557	$—
Accumulation Unit Value at end of period	$12.578	$12.610	$12.883	$13.254	$13.005	$13.360	$13.408	$12.838	$12.495	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Capital Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.391	$26.621	$29.145	$27.543	$20.784	$18.377	$19.801	$15.466	$10.744	$16.767
Accumulation Unit Value at end of period	$32.446	$30.391	$26.621	$29.145	$27.543	$20.784	$18.377	$19.801	$15.466	$10.744
Number of Accumulation Units outstanding at end of period (in thousands)	187	202	214	263	315	361	409	421	349	390
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.652	$24.489	$27.108	$25.901	$19.761	$17.666	$19.246	$15.198	$10.675	$—
Accumulation Unit Value at end of period	$29.199	$27.652	$24.489	$27.108	$25.901	$19.761	$17.666	$19.246	$15.198	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.257	$23.258	$24.146	$24.321	$22.820	$20.697	$21.644	$19.420	$12.720	$18.693
Accumulation Unit Value at end of period	$25.695	$24.257	$23.258	$24.146	$24.321	$22.820	$20.697	$21.644	$19.420	$12.720
Number of Accumulation Units outstanding at end of period (in thousands)	1,198	1,341	1,542	1,813	2,146	2,493	2,855	3,395	3,837	4,539
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.219	$17.662	$18.539	$18.880	$17.911	$16.424	$17.365	$15.754	$10.432	$—
Accumulation Unit Value at end of period	$19.088	$18.219	$17.662	$18.539	$18.880	$17.911	$16.424	$17.365	$15.754	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Equity Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.684	$26.415	$27.556	$24.738	$18.901	$16.023	$15.920	$14.308	$11.343	$16.676
Accumulation Unit Value at end of period	$34.850	$29.684	$26.415	$27.556	$24.738	$18.901	$16.023	$15.920	$14.308	$11.343
Number of Accumulation Units outstanding at end of period (in thousands)	13,347	1,817	1,992	2,267	2,613	2,975	3,407	3,840	4,376	1,987
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.987	$22.481	$23.712	$21.522	$16.626	$14.250	$14.315	$13.008	$10.427	$—
Accumulation Unit Value at end of period	$29.015	$24.987	$22.481	$23.712	$21.522	$16.626	$14.250	$14.315	$13.008	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-3

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT George Putnam Balanced Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.479	$15.417	$15.785	$14.431	$12.354	$11.109	$10.950	$9.986	$8.045	$13.705
Accumulation Unit Value at end of period	$18.736	$16.479	$15.417	$15.785	$14.431	$12.354	$11.109	$10.950	$9.986	$8.045
Number of Accumulation Units outstanding at end of period (in thousands)	1,267	1,399	1,586	1,786	2,064	2,348	2,591	2,927	3,346	4,233
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.423	$18.372	$19.018	$17.579	$15.215	$13.833	$13.786	$12.712	$10.354	$—
Accumulation Unit Value at end of period	$21.840	$19.423	$18.372	$19.018	$17.579	$15.215	$13.833	$13.786	$12.712	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$56.190	$53.263	$53.818	$49.745	$42.116	$37.301	$37.895	$33.410	$25.030	$37.976
Accumulation Unit Value at end of period	$64.089	$56.190	$53.263	$53.818	$49.745	$42.116	$37.301	$37.895	$33.410	$25.030
Number of Accumulation Units outstanding at end of period (in thousands)	752	836	947	1,052	1,195	1,373	1,563	1,810	2,041	2,389
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.478	$20.584	$21.029	$19.652	$16.822	$15.064	$15.473	$13.792	$10.447	$—
Accumulation Unit Value at end of period	$24.229	$21.478	$20.584	$21.029	$19.652	$16.822	$15.064	$15.473	$13.792	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$32.481	$32.495	$33.451	$33.334	$25.556	$21.498	$22.896	$21.065	$16.412	$30.394
Accumulation Unit Value at end of period	$41.224	$32.481	$32.495	$33.451	$33.334	$25.556	$21.498	$22.896	$21.065	$16.412
Number of Accumulation Units outstanding at end of period (in thousands)	1,564	1,749	2,020	2,261	2,576	2,901	3,329	3,742	4,309	5,057
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.109	$19.329	$20.118	$20.270	$15.712	$13.363	$14.389	$13.385	$10.544	$—
Accumulation Unit Value at end of period	$23.988	$19.109	$19.329	$20.118	$20.270	$15.712	$13.363	$14.389	$13.385	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.585	$28.058	$26.331	$20.868	$14.905	$12.331	$12.618	$12.463	$9.994	$12.196
Accumulation Unit Value at end of period	$28.024	$24.585	$28.058	$26.331	$20.868	$14.905	$12.331	$12.618	$12.463	$9.994
Number of Accumulation Units outstanding at end of period (in thousands)	708	788	1,008	1,025	1,092	1,197	1,375	1,564	1,837	2,165
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.939	$27.624	$26.211	$21.002	$15.166	$12.686	$13.125	$13.106	$10.626	$—
Accumulation Unit Value at end of period	$26.990	$23.939	$27.624	$26.211	$21.002	$15.166	$12.686	$13.125	$13.106	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-4

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Utilities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.908	$28.687	$32.198	$28.421	$25.277	$24.332	$26.026	$25.849	$24.349	$35.441
Accumulation Unit Value at end of period	$34.900	$28.908	$28.687	$32.198	$28.421	$25.277	$24.332	$26.026	$25.849	$24.349
Number of Accumulation Units outstanding at end of period (in thousands)	891	1,030	1,166	1,329	1,551	1,825	2,134	2,524	2,978	3,573
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.047	$11.084	$12.578	$11.225	$10.094	$9.824	$10.625	$10.669	$10.161	$—
Accumulation Unit Value at end of period	$13.191	$11.047	$11.084	$12.578	$11.225	$10.094	$9.824	$10.625	$10.669	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.665	$1.688	$1.712	$1.736	$1.760	$1.785	$1.810	$1.835	$1.854	$1.828
Accumulation Unit Value at end of period	$1.650	$1.665	$1.688	$1.712	$1.736	$1.760	$1.785	$1.810	$1.835	$1.854
Number of Accumulation Units outstanding at end of period (in thousands)	12,195	13,427	16,227	18,545	20,545	24,947	30,269	33,006	43,750	60,529
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.219	$8.426	$8.639	$8.857	$9.080	$9.309	$9.544	$9.781	$9.994	$—
Accumulation Unit Value at end of period	$8.054	$8.219	$8.426	$8.639	$8.857	$9.080	$9.309	$9.544	$9.781	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Growth Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.855	$8.414	$8.425	$7.484	$5.558	$4.783	$5.045	$4.351	$3.124	$5.079
Accumulation Unit Value at end of period	$11.465	$8.855	$8.414	$8.425	$7.484	$5.558	$4.783	$5.045	$4.351	$3.124
Number of Accumulation Units outstanding at end of period (in thousands)	24,384	26,917	764	806	880	905	921	959	1,101	1,055
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.904	$25.848	$26.166	$23.501	$17.646	$15.352	$16.373	$14.278	$10.363	$—
Accumulation Unit Value at end of period	$34.453	$26.904	$25.848	$26.166	$23.501	$17.646	$15.352	$16.373	$14.278	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT High Yield Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$56.147	$49.229	$52.631	$52.371	$49.129	$42.823	$42.639	$37.751	$25.469	$34.907
Accumulation Unit Value at end of period	$59.363	$56.147	$49.229	$52.631	$52.371	$49.129	$42.823	$42.639	$37.751	$25.469
Number of Accumulation Units outstanding at end of period (in thousands)	608	743	778	937	1,166	1,385	1,553	1,839	2,136	2,428
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.064	$18.673	$20.184	$20.307	$19.260	$16.974	$17.088	$15.296	$10.433	$—
Accumulation Unit Value at end of period	$22.027	$21.064	$18.673	$20.184	$20.307	$19.260	$16.974	$17.088	$15.296	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-5

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$40.256	$39.918	$40.970	$38.946	$38.671	$35.310	$34.051	$31.329	$21.579	$28.713
Accumulation Unit Value at end of period	$42.040	$40.256	$39.918	$40.970	$38.946	$38.671	$35.310	$34.051	$31.329	$21.579
Number of Accumulation Units outstanding at end of period (in thousands)	1,276	1,444	1,677	1,986	2,312	2,701	3,024	3,481	3,987	4,833
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.980	$18.026	$18.706	$17.979	$18.049	$16.662	$16.246	$15.113	$10.525	$—
Accumulation Unit Value at end of period	$18.572	$17.980	$18.026	$18.706	$17.979	$18.049	$16.662	$16.246	$15.113	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.617	$22.416	$22.639	$24.575	$19.403	$16.100	$19.603	$18.028	$14.626	$26.412
Accumulation Unit Value at end of period	$27.057	$21.617	$22.416	$22.639	$24.575	$19.403	$16.100	$19.603	$18.028	$14.626
Number of Accumulation Units outstanding at end of period (in thousands)	968	1,083	1,230	1,382	1,565	1,841	2,164	2,512	2,968	3,585
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.454	$15.154	$15.474	$16.984	$13.557	$11.374	$14.002	$13.019	$10.679	$—
Accumulation Unit Value at end of period	$17.894	$14.454	$15.154	$15.474	$16.984	$13.557	$11.374	$14.002	$13.019	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.095	$18.534	$18.549	$19.990	$16.522	$13.820	$17.018	$15.342	$11.213	$19.730
Accumulation Unit Value at end of period	$22.819	$17.095	$18.534	$18.549	$19.990	$16.522	$13.820	$17.018	$15.342	$11.213
Number of Accumulation Units outstanding at end of period (in thousands)	548	564	642	735	843	1,000	1,255	1,391	1,617	1,897
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.953	$16.392	$16.586	$18.073	$15.102	$12.772	$15.902	$14.495	$10.710	$—
Accumulation Unit Value at end of period	$19.742	$14.953	$16.392	$16.586	$18.073	$15.102	$12.772	$15.902	$14.495	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.576	$19.601	$20.223	$22.609	$18.696	$15.566	$18.253	$17.232	$13.826	$25.893
Accumulation Unit Value at end of period	$24.141	$19.576	$19.601	$20.223	$22.609	$18.696	$15.566	$18.253	$17.232	$13.826
Number of Accumulation Units outstanding at end of period (in thousands)	669	754	859	987	1,135	1,357	1,622	1,936	2,287	2,886
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.941	$14.114	$14.722	$16.642	$13.914	$11.712	$13.886	$13.255	$10.753	$—
Accumulation Unit Value at end of period	$17.005	$13.941	$14.114	$14.722	$16.642	$13.914	$11.712	$13.886	$13.255	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-6

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Investors Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.793	$15.159	$15.680	$13.918	$10.415	$9.022	$9.123	$8.099	$6.261	$10.484
Accumulation Unit Value at end of period	$20.393	$16.793	$15.159	$15.680	$13.918	$10.415	$9.022	$9.123	$8.099	$6.261
Number of Accumulation Units outstanding at end of period (in thousands)	1,640	1,854	2,085	2,437	2,939	3,460	3,978	4,600	5,332	5,926
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.005	$22.822	$23.867	$21.419	$16.205	$14.194	$14.512	$13.024	$10.180	$—
Accumulation Unit Value at end of period	$30.033	$25.005	$22.822	$23.867	$21.419	$16.205	$14.194	$14.512	$13.024	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$40.125	$37.655	$38.213	$34.052	$25.253	$21.871	$23.317	$19.726	$15.099	$24.946
Accumulation Unit Value at end of period	$51.262	$40.125	$37.655	$38.213	$34.052	$25.253	$21.871	$23.317	$19.726	$15.099
Number of Accumulation Units outstanding at end of period (in thousands)	3,199	3,543	3,937	4,382	5,040	5,767	6,611	7,554	6,601	7,428
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.234	$23.943	$24.567	$22.133	$16.595	$14.532	$15.665	$13.398	$10.369	$—
Accumulation Unit Value at end of period	$31.886	$25.234	$23.943	$24.567	$22.133	$16.595	$14.532	$15.665	$13.398	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.977	$27.744	$29.327	$26.773	$19.062	$16.593	$17.688	$14.428	$10.499	$18.580
Accumulation Unit Value at end of period	$33.890	$30.977	$27.744	$29.327	$26.773	$19.062	$16.593	$17.688	$14.428	$10.499
Number of Accumulation Units outstanding at end of period (in thousands)	414	453	451	480	538	555	636	765	780	879
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.864	$26.137	$27.934	$25.783	$18.561	$16.335	$17.606	$14.519	$10.682	$—
Accumulation Unit Value at end of period	$31.232	$28.864	$26.137	$27.934	$25.783	$18.561	$16.335	$17.606	$14.519	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Research Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.203	$21.329	$21.912	$19.294	$14.645	$12.556	$12.916	$11.232	$8.530	$14.047
Accumulation Unit Value at end of period	$28.292	$23.203	$21.329	$21.912	$19.294	$14.645	$12.556	$12.916	$11.232	$8.530
Number of Accumulation Units outstanding at end of period (in thousands)	359	398	420	483	585	711	775	886	1,038	1,196
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.357	$23.567	$24.479	$21.793	$16.724	$14.498	$15.078	$13.258	$10.179	$—
Accumulation Unit Value at end of period	$30.581	$25.357	$23.567	$24.479	$21.793	$16.724	$14.498	$15.078	$13.258	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-7

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$41.505	$32.937	$34.782	$34.032	$24.651	$21.222	$22.545	$18.101	$13.924	$23.236
Accumulation Unit Value at end of period	$44.262	$41.505	$32.937	$34.782	$34.032	$24.651	$21.222	$22.545	$18.101	$13.924
Number of Accumulation Units outstanding at end of period (in thousands)	557	644	683	787	949	1,072	1,267	1,469	1,608	1,952
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.233	$23.455	$25.043	$24.774	$18.144	$15.793	$16.963	$13.770	$10.709	$—
Accumulation Unit Value at end of period	$30.835	$29.233	$23.455	$25.043	$24.774	$18.144	$15.793	$16.963	$13.770	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Series VII/VIIR

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT American Government Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.349	$17.558	$17.923	$17.424	$17.755	$17.677	$16.786	$16.187	$13.567	$13.717
Accumulation Unit Value at end of period	$17.443	$17.349	$17.558	$17.923	$17.424	$17.755	$17.677	$16.786	$16.187	$13.567
Number of Accumulation Units outstanding at end of period (in thousands)	16	17	18	19	19	19	21	24	28	27
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.776	$14.096	$14.548	$14.299	$14.732	$14.830	$14.238	$13.882	$11.763	$—
Accumulation Unit Value at end of period	$13.699	$13.776	$14.096	$14.548	$14.299	$14.732	$14.830	$14.238	$13.882	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Capital Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.347	$25.762	$28.278	$26.788	$20.258	$17.963	$19.401	$15.188	$10.577	$16.549
Accumulation Unit Value at end of period	$31.234	$29.347	$25.762	$28.278	$26.788	$20.258	$17.963	$19.401	$15.188	$10.577
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	—	—	—	1	1	1	1
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.267	$22.426	$24.888	$23.838	$18.226	$16.339	$17.843	$14.123	$9.944	$—
Accumulation Unit Value at end of period	$26.597	$25.267	$22.426	$24.888	$23.838	$18.226	$16.339	$17.843	$14.123	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	—	—	—
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.510	$22.615	$23.484	$23.733	$22.323	$20.298	$21.258	$19.133	$12.489	$18.307
Accumulation Unit Value at end of period	$24.834	$23.510	$22.615	$23.484	$23.733	$22.323	$20.298	$21.258	$19.133	$12.489
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	10	11	14	17	19	20	22	23
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.155	$15.712	$16.496	$16.855	$16.029	$14.737	$15.604	$14.200	$9.371	$—
Accumulation Unit Value at end of period	$16.878	$16.155	$15.712	$16.496	$16.855	$16.029	$14.737	$15.604	$14.200	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-8

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Equity Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.675	$25.589	$26.764	$24.091	$18.450	$15.682	$15.604	$14.052	$11.181	$16.467
Accumulation Unit Value at end of period	$33.585	$28.675	$25.589	$26.764	$24.091	$18.450	$15.682	$15.604	$14.052	$11.181
Number of Accumulation Units outstanding at end of period (in thousands)	19	7	14	15	16	19	22	25	28	8
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.689	$22.275	$23.556	$21.438	$16.599	$14.266	$14.351	$13.067	$10.512	$—
Accumulation Unit Value at end of period	$28.600	$24.689	$22.275	$23.556	$21.438	$16.599	$14.266	$14.351	$13.067	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	17	26	28	28	28	29	29	33	—
Putnam VT George Putnam Balanced Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.766	$14.802	$15.182	$13.911	$11.946	$10.765	$10.622	$9.720	$7.846	$13.423
Accumulation Unit Value at end of period	$17.892	$15.766	$14.802	$15.182	$13.911	$11.946	$10.765	$10.622	$9.720	$7.846
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	12	12	16	20	20	23	34	33
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.040	$12.379	$12.837	$11.892	$10.325	$9.407	$9.386	$8.683	$7.087	$—
Accumulation Unit Value at end of period	$14.637	$13.040	$12.379	$12.837	$11.892	$10.325	$9.407	$9.386	$8.683	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$54.087	$51.399	$52.034	$48.224	$40.926	$36.342	$37.010	$32.725	$24.545	$37.330
Accumulation Unit Value at end of period	$61.515	$54.087	$51.399	$52.034	$48.224	$40.926	$36.342	$37.010	$32.725	$24.545
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	3	2	2	3	4	4
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.687	$14.112	$14.444	$13.534	$11.613	$10.427	$10.736	$9.597	$7.278	$—
Accumulation Unit Value at end of period	$16.522	$14.687	$14.112	$14.444	$13.534	$11.613	$10.427	$10.736	$9.597	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$31.110	$31.214	$32.204	$32.185	$24.730	$20.868	$22.265	$20.557	$16.039	$29.762
Accumulation Unit Value at end of period	$39.384	$31.110	$31.214	$32.204	$32.185	$24.730	$20.868	$22.265	$20.557	$16.039
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	2	2	3	4	5
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.283	$8.402	$8.765	$8.856	$6.880	$5.870	$6.332	$5.911	$4.663	$—
Accumulation Unit Value at end of period	$10.371	$8.283	$8.402	$8.765	$8.856	$6.880	$5.870	$6.332	$5.911	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-9

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Health Care Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.537	$26.926	$25.333	$20.127	$14.407	$11.950	$12.263	$12.136	$9.767	$11.944
Accumulation Unit Value at end of period	$26.761	$23.537	$26.926	$25.333	$20.127	$14.407	$11.950	$12.263	$12.136	$9.767
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	3	7	8	10	10
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.556	$16.836	$16.015	$12.864	$9.310	$7.807	$8.101	$8.106	$6.596	$—
Accumulation Unit Value at end of period	$16.368	$14.556	$16.836	$16.015	$12.864	$9.310	$7.807	$8.101	$8.106	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Utilities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.657	$27.503	$30.961	$27.402	$24.415	$23.572	$25.270	$25.165	$23.771	$34.681
Accumulation Unit Value at end of period	$33.318	$27.657	$27.503	$30.961	$27.402	$24.415	$23.572	$25.270	$25.165	$23.771
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	2	3	4
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.423	$9.474	$10.783	$9.649	$8.692	$8.485	$9.197	$9.260	$8.844	$—
Accumulation Unit Value at end of period	$11.227	$9.423	$9.474	$10.783	$9.649	$8.692	$8.485	$9.197	$9.260	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.623	$1.646	$1.669	$1.692	$1.716	$1.740	$1.764	$1.789	$1.810	$1.790
Accumulation Unit Value at end of period	$1.605	$1.623	$1.646	$1.669	$1.692	$1.716	$1.740	$1.764	$1.789	$1.810
Number of Accumulation Units outstanding at end of period (in thousands)	45	51	55	36	9	15	284	385	390	419
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.836	$0.857	$0.879	$0.901	$0.924	$0.947	$0.971	$0.995	$1.018	$—
Accumulation Unit Value at end of period	$0.818	$0.836	$0.857	$0.879	$0.901	$0.924	$0.947	$0.971	$0.995	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Growth Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.488	$8.081	$8.112	$7.222	$5.379	$4.640	$4.908	$4.243	$3.054	$4.971
Accumulation Unit Value at end of period	$10.957	$8.488	$8.081	$8.112	$7.222	$5.379	$4.640	$4.908	$4.243	$3.054
Number of Accumulation Units outstanding at end of period (in thousands)	22	29	7	4	4	7	7	8	9	7
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.443	$7.165	$7.271	$6.545	$4.929	$4.299	$4.597	$4.018	$2.925	$—
Accumulation Unit Value at end of period	$9.502	$7.443	$7.165	$7.271	$6.545	$4.929	$4.299	$4.597	$4.018	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-10

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT High Yield Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$53.824	$47.238	$50.613	$50.539	$47.519	$41.539	$41.398	$36.812	$24.857	$34.096
Accumulation Unit Value at end of period	$56.780	$53.824	$47.238	$50.613	$50.539	$47.519	$41.539	$41.398	$36.812	$24.857
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	2	3	5	6	7	9	9
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.425	$17.237	$18.672	$18.851	$17.921	$15.839	$15.960	$14.349	$9.796	$—
Accumulation Unit Value at end of period	$20.268	$19.425	$17.237	$18.672	$18.851	$17.921	$15.839	$15.960	$14.349	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$38.505	$38.282	$39.397	$37.529	$37.359	$34.210	$33.041	$30.496	$21.088	$28.111
Accumulation Unit Value at end of period	$40.094	$38.505	$38.282	$39.397	$37.529	$37.359	$34.210	$33.041	$30.496	$21.088
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	7	9	16	18	18	20	29	32
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.311	$15.391	$16.015	$15.424	$15.524	$14.373	$14.035	$13.097	$9.157	$—
Accumulation Unit Value at end of period	$15.769	$15.311	$15.391	$16.015	$15.424	$15.524	$14.373	$14.035	$13.097	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.708	$21.529	$21.802	$23.717	$18.779	$15.621	$19.071	$17.577	$14.302	$25.877
Accumulation Unit Value at end of period	$25.849	$20.708	$21.529	$21.802	$23.717	$18.779	$15.621	$19.071	$17.577	$14.302
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	5	5	5	10	7	9	13	13
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.593	$10.083	$10.324	$11.355	$9.091	$7.645	$9.437	$8.794	$7.235	$—
Accumulation Unit Value at end of period	$11.843	$9.593	$10.083	$10.324	$11.355	$9.091	$7.645	$9.437	$8.794	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.353	$17.778	$17.829	$19.265	$15.965	$13.379	$16.527	$14.936	$10.947	$19.301
Accumulation Unit Value at end of period	$21.776	$16.353	$17.778	$17.829	$19.265	$15.965	$13.379	$16.527	$14.936	$10.947
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	2	2
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.115	$10.019	$10.159	$11.099	$9.299	$7.879	$9.841	$8.992	$6.663	$—
Accumulation Unit Value at end of period	$12.006	$9.115	$10.019	$10.159	$11.099	$9.299	$7.879	$9.841	$8.992	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-11

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.752	$18.809	$19.464	$21.807	$18.095	$15.078	$17.735	$16.789	$13.492	$25.348
Accumulation Unit Value at end of period	$23.059	$18.752	$18.809	$19.464	$21.807	$18.095	$15.078	$17.735	$16.789	$13.492
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	3	3	6	4	5	5	9
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.868	$11.021	$11.531	$13.063	$10.959	$9.233	$10.980	$10.509	$8.539	$—
Accumulation Unit Value at end of period	$13.218	$10.868	$11.021	$11.531	$13.063	$10.959	$9.233	$10.980	$10.509	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Investors Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.071	$14.545	$15.079	$13.424	$10.074	$8.745	$8.864	$7.891	$6.117	$10.261
Accumulation Unit Value at end of period	$19.471	$16.071	$14.545	$15.079	$13.424	$10.074	$8.745	$8.864	$7.891	$6.117
Number of Accumulation Units outstanding at end of period (in thousands)	9	13	18	19	21	35	29	35	38	38
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.321	$9.444	$9.899	$8.910	$6.761	$5.933	$6.081	$5.473	$4.289	$—
Accumulation Unit Value at end of period	$12.367	$10.321	$9.444	$9.899	$8.910	$6.761	$5.933	$6.081	$5.473	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$38.386	$36.115	$36.730	$32.821	$24.394	$21.187	$22.637	$19.200	$14.736	$24.396
Accumulation Unit Value at end of period	$48.915	$38.386	$36.115	$36.730	$32.821	$24.394	$21.187	$22.637	$19.200	$14.736
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	6	6	7	12	10	14	12	10
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.393	$7.983	$8.209	$7.417	$5.573	$4.894	$5.287	$4.534	$3.518	$—
Accumulation Unit Value at end of period	$10.578	$8.393	$7.983	$8.209	$7.417	$5.573	$4.894	$5.287	$4.534	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.952	$26.883	$28.495	$26.090	$18.623	$16.245	$17.363	$14.193	$10.355	$18.367
Accumulation Unit Value at end of period	$32.700	$29.952	$26.883	$28.495	$26.090	$18.623	$16.245	$17.363	$14.193	$10.355
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	5	3	6	6	6
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.788	$23.401	$25.079	$23.217	$16.755	$14.777	$15.969	$13.197	$9.735	$—
Accumulation Unit Value at end of period	$27.845	$25.788	$23.401	$25.079	$23.217	$16.755	$14.777	$15.969	$13.197	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-12

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Research Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.223	$20.473	$21.087	$18.618	$14.157	$12.175	$12.566	$10.950	$8.338	$13.759
Accumulation Unit Value at end of period	$27.030	$22.223	$20.473	$21.087	$18.618	$14.157	$12.175	$12.566	$10.950	$8.338
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	2	2	2	4	4	6
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.372	$11.524	$12.001	$10.713	$8.236	$7.161	$7.473	$6.584	$5.069	$—
Accumulation Unit Value at end of period	$14.884	$12.372	$11.524	$12.001	$10.713	$8.236	$7.161	$7.473	$6.584	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$39.769	$31.633	$33.499	$32.843	$23.857	$20.592	$21.919	$17.643	$13.603	$22.749
Accumulation Unit Value at end of period	$42.303	$39.769	$31.633	$33.499	$32.843	$23.857	$20.592	$21.919	$17.643	$13.603
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	7	7	12	15	17	14	16	16
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.405	$24.452	$26.181	$25.953	$19.060	$16.634	$17.901	$14.569	$11.357	$—
Accumulation Unit Value at end of period	$31.990	$30.405	$24.452	$26.181	$25.953	$19.060	$16.634	$17.901	$14.569	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
ClearBridge Variable Dividend Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.366	$13.551	$14.360	$12.818	$10.321	$9.165	$8.614	$7.781	$6.420	$10.019
Accumulation Unit Value at end of period	$18.058	$15.366	$13.551	$14.360	$12.818	$10.321	$9.165	$8.614	$7.781	$6.420
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	2	3	4	3	3	4
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.694	$20.236	$21.681	$19.566	$15.929	$14.301	$13.590	$12.412	$10.354	$—
Accumulation Unit Value at end of period	$26.378	$22.694	$20.236	$21.681	$19.566	$15.929	$14.301	$13.590	$12.412	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
ClearBridge Variable Large Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.280	$2.046	$2.136	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.582	$2.280	$2.046	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	96	98	135	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.503	$20.418	$21.554	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$25.204	$22.503	$20.418	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-13

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT American Government Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.120	$17.326	$17.686	$17.194	$17.520	$17.443	$16.564	$15.973	$13.387	$13.535
Accumulation Unit Value at end of period	$17.213	$17.120	$17.326	$17.686	$17.194	$17.520	$17.443	$16.564	$15.973	$13.387
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	6	7	8	9	12	13	11
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.776	$14.096	$14.548	$14.299	$14.732	$14.830	$14.238	$13.882	$11.763	$—
Accumulation Unit Value at end of period	$13.699	$13.776	$14.096	$14.548	$14.299	$14.732	$14.830	$14.238	$13.882	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Capital Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.347	$25.762	$28.278	$26.788	$20.258	$17.963	$19.401	$15.188	$10.577	$16.549
Accumulation Unit Value at end of period	$31.234	$29.347	$25.762	$28.278	$26.788	$20.258	$17.963	$19.401	$15.188	$10.577
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	—	—	—	1	1	1	1
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.267	$22.426	$24.888	$23.838	$18.226	$16.339	$17.843	$14.123	$9.944	$—
Accumulation Unit Value at end of period	$26.597	$25.267	$22.426	$24.888	$23.838	$18.226	$16.339	$17.843	$14.123	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	—	—	—
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.672	$17.962	$18.652	$18.850	$17.730	$16.122	$16.884	$15.197	$9.919	$14.540
Accumulation Unit Value at end of period	$19.724	$18.672	$17.962	$18.652	$18.850	$17.730	$16.122	$16.884	$15.197	$9.919
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	3	5	5	9	13	13
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.155	$15.712	$16.496	$16.855	$16.029	$14.737	$15.604	$14.200	$9.371	$—
Accumulation Unit Value at end of period	$16.878	$16.155	$15.712	$16.496	$16.855	$16.029	$14.737	$15.604	$14.200	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	1	—	—	—
Putnam VT Equity Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.675	$25.589	$26.764	$24.091	$18.450	$15.682	$15.604	$14.052	$11.181	$16.467
Accumulation Unit Value at end of period	$33.585	$28.675	$25.589	$26.764	$24.091	$18.450	$15.682	$15.604	$14.052	$11.181
Number of Accumulation Units outstanding at end of period (in thousands)	19	7	14	15	16	19	22	25	28	8
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.689	$22.275	$23.556	$21.438	$16.599	$14.266	$14.351	$13.067	$10.512	$—
Accumulation Unit Value at end of period	$28.600	$24.689	$22.275	$23.556	$21.438	$16.599	$14.266	$14.351	$13.067	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	17	26	28	28	28	29	29	33	—

APP V-14

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT George Putnam Balanced Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.649	$15.632	$16.033	$14.691	$12.615	$11.368	$11.218	$10.265	$8.286	$14.175
Accumulation Unit Value at end of period	$18.894	$16.649	$15.632	$16.033	$14.691	$12.615	$11.368	$11.218	$10.265	$8.286
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	6	11	13	10
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.040	$12.379	$12.837	$11.892	$10.325	$9.407	$9.386	$8.683	$7.087	$—
Accumulation Unit Value at end of period	$14.637	$13.040	$12.379	$12.837	$11.892	$10.325	$9.407	$9.386	$8.683	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	1	—	—	—
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.820	$15.984	$16.182	$14.997	$12.727	$11.302	$11.510	$10.177	$7.633	$11.609
Accumulation Unit Value at end of period	$19.130	$16.820	$15.984	$16.182	$14.997	$12.727	$11.302	$11.510	$10.177	$7.633
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	5	6	8	7	11	11	10
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.687	$14.112	$14.444	$13.534	$11.613	$10.427	$10.736	$9.597	$7.278	$—
Accumulation Unit Value at end of period	$16.522	$14.687	$14.112	$14.444	$13.534	$11.613	$10.427	$10.736	$9.597	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.699	$7.725	$7.970	$7.965	$6.120	$5.164	$5.510	$5.087	$3.969	$7.365
Accumulation Unit Value at end of period	$9.746	$7.699	$7.725	$7.970	$7.965	$6.120	$5.164	$5.510	$5.087	$3.969
Number of Accumulation Units outstanding at end of period (in thousands)	15	15	18	20	23	26	30	37	44	49
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.283	$8.402	$8.765	$8.856	$6.880	$5.870	$6.332	$5.911	$4.663	$—
Accumulation Unit Value at end of period	$10.371	$8.283	$8.402	$8.765	$8.856	$6.880	$5.870	$6.332	$5.911	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.400	$23.337	$21.957	$17.444	$12.487	$10.357	$10.628	$10.518	$8.465	$10.352
Accumulation Unit Value at end of period	$23.194	$20.400	$23.337	$21.957	$17.444	$12.487	$10.357	$10.628	$10.518	$8.465
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	7	7	7	9	11	14	15	19
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.556	$16.836	$16.015	$12.864	$9.310	$7.807	$8.101	$8.106	$6.596	$—
Accumulation Unit Value at end of period	$16.368	$14.556	$16.836	$16.015	$12.864	$9.310	$7.807	$8.101	$8.106	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-15

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Utilities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.666	$12.595	$14.179	$12.549	$11.181	$10.795	$11.573	$11.525	$10.886	$15.883
Accumulation Unit Value at end of period	$15.259	$12.666	$12.595	$14.179	$12.549	$11.181	$10.795	$11.573	$11.525	$10.886
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	2	2	4	4	5
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.423	$9.474	$10.783	$9.649	$8.692	$8.485	$9.197	$9.260	$8.844	$—
Accumulation Unit Value at end of period	$11.227	$9.423	$9.474	$10.783	$9.649	$8.692	$8.485	$9.197	$9.260	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.015	$1.029	$1.043	$1.058	$1.073	$1.088	$1.103	$1.118	$1.132	$1.119
Accumulation Unit Value at end of period	$1.003	$1.015	$1.029	$1.043	$1.058	$1.073	$1.088	$1.103	$1.118	$1.132
Number of Accumulation Units outstanding at end of period (in thousands)	71	71	81	81	84	84	430	469	422	478
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.836	$0.857	$0.879	$0.901	$0.924	$0.947	$0.971	$0.995	$1.018	$—
Accumulation Unit Value at end of period	$0.818	$0.836	$0.857	$0.879	$0.901	$0.924	$0.947	$0.971	$0.995	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	4	—
Putnam VT Growth Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.004	$7.621	$7.650	$6.810	$5.073	$4.376	$4.628	$4.001	$2.880	$4.687
Accumulation Unit Value at end of period	$10.332	$8.004	$7.621	$7.650	$6.810	$5.073	$4.376	$4.628	$4.001	$2.880
Number of Accumulation Units outstanding at end of period (in thousands)	64	68	11	15	15	17	17	25	33	37
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.443	$7.165	$7.271	$6.545	$4.929	$4.299	$4.597	$4.018	$2.925	$—
Accumulation Unit Value at end of period	$9.502	$7.443	$7.165	$7.271	$6.545	$4.929	$4.299	$4.597	$4.018	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	6	—	—	—	—	—	—	—	—
Putnam VT High Yield Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.579	$18.938	$20.291	$20.262	$19.051	$16.653	$16.597	$14.759	$9.966	$13.669
Accumulation Unit Value at end of period	$22.764	$21.579	$18.938	$20.291	$20.262	$19.051	$16.653	$16.597	$14.759	$9.966
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	2	5	6	7
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.425	$17.237	$18.672	$18.851	$17.921	$15.839	$15.960	$14.349	$9.796	$—
Accumulation Unit Value at end of period	$20.268	$19.425	$17.237	$18.672	$18.851	$17.921	$15.839	$15.960	$14.349	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-16

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.650	$18.542	$19.082	$18.177	$18.095	$16.570	$16.003	$14.771	$10.214	$13.615
Accumulation Unit Value at end of period	$19.419	$18.650	$18.542	$19.082	$18.177	$18.095	$16.570	$16.003	$14.771	$10.214
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	4	5	6	7	10	16	15
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.311	$15.391	$16.015	$15.424	$15.524	$14.373	$14.035	$13.097	$9.157	$—
Accumulation Unit Value at end of period	$15.769	$15.311	$15.391	$16.015	$15.424	$15.524	$14.373	$14.035	$13.097	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	1	—	—	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.692	$10.076	$10.204	$11.100	$8.789	$7.311	$8.925	$8.226	$6.694	$12.111
Accumulation Unit Value at end of period	$12.098	$9.692	$10.076	$10.204	$11.100	$8.789	$7.311	$8.925	$8.226	$6.694
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	16	19	21	29	35	48	61	70
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.593	$10.083	$10.324	$11.355	$9.091	$7.645	$9.437	$8.794	$7.235	$—
Accumulation Unit Value at end of period	$11.843	$9.593	$10.083	$10.324	$11.355	$9.091	$7.645	$9.437	$8.794	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	3	5	5	—
Putnam VT International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$6.917	$7.520	$7.542	$8.149	$6.753	$5.659	$6.991	$6.318	$4.631	$8.164
Accumulation Unit Value at end of period	$9.211	$6.917	$7.520	$7.542	$8.149	$6.753	$5.659	$6.991	$6.318	$4.631
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	7	8	10	12	12	23	23	30
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.115	$10.019	$10.159	$11.099	$9.299	$7.879	$9.841	$8.992	$6.663	$—
Accumulation Unit Value at end of period	$12.006	$9.115	$10.019	$10.159	$11.099	$9.299	$7.879	$9.841	$8.992	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	2	2	2	2	2	2	—
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.541	$12.579	$13.017	$14.584	$12.102	$10.084	$11.860	$11.228	$9.023	$16.952
Accumulation Unit Value at end of period	$15.421	$12.541	$12.579	$13.017	$14.584	$12.102	$10.084	$11.860	$11.228	$9.023
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	4	5	6	8	13	15	15
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.868	$11.021	$11.531	$13.063	$10.959	$9.233	$10.980	$10.509	$8.539	$—
Accumulation Unit Value at end of period	$13.218	$10.868	$11.021	$11.531	$13.063	$10.959	$9.233	$10.980	$10.509	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-17

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Investors Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.598	$10.497	$10.882	$9.687	$7.270	$6.311	$6.397	$5.694	$4.414	$7.405
Accumulation Unit Value at end of period	$14.051	$11.598	$10.497	$10.882	$9.687	$7.270	$6.311	$6.397	$5.694	$4.414
Number of Accumulation Units outstanding at end of period (in thousands)	34	35	35	46	50	58	61	71	82	89
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.321	$9.444	$9.899	$8.910	$6.761	$5.933	$6.081	$5.473	$4.289	$—
Accumulation Unit Value at end of period	$12.367	$10.321	$9.444	$9.899	$8.910	$6.761	$5.933	$6.081	$5.473	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	5	—
Putnam VT Multi-Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.339	$7.846	$7.979	$7.130	$5.299	$4.603	$4.918	$4.171	$3.201	$5.300
Accumulation Unit Value at end of period	$10.626	$8.339	$7.846	$7.979	$7.130	$5.299	$4.603	$4.918	$4.171	$3.201
Number of Accumulation Units outstanding at end of period (in thousands)	95	110	123	134	144	197	222	257	157	191
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.393	$7.983	$8.209	$7.417	$5.573	$4.894	$5.287	$4.534	$3.518	$—
Accumulation Unit Value at end of period	$10.578	$8.393	$7.983	$8.209	$7.417	$5.573	$4.894	$5.287	$4.534	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	6	6	—	—
Putnam VT Multi-Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.952	$26.883	$28.495	$26.090	$18.623	$16.245	$17.363	$14.193	$10.355	$18.367
Accumulation Unit Value at end of period	$32.700	$29.952	$26.883	$28.495	$26.090	$18.623	$16.245	$17.363	$14.193	$10.355
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	5	3	6	6	6
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.788	$23.401	$25.079	$23.217	$16.755	$14.777	$15.969	$13.197	$9.735	$—
Accumulation Unit Value at end of period	$27.845	$25.788	$23.401	$25.079	$23.217	$16.755	$14.777	$15.969	$13.197	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Research Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.579	$13.431	$13.834	$12.214	$9.288	$7.987	$8.244	$7.184	$5.470	$9.026
Accumulation Unit Value at end of period	$17.733	$14.579	$13.431	$13.834	$12.214	$9.288	$7.987	$8.244	$7.184	$5.470
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	3	5	5	9	9	11
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.372	$11.524	$12.001	$10.713	$8.236	$7.161	$7.473	$6.584	$5.069	$—
Accumulation Unit Value at end of period	$14.884	$12.372	$11.524	$12.001	$10.713	$8.236	$7.161	$7.473	$6.584	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-18

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$37.942	$30.180	$31.960	$31.335	$22.761	$19.646	$20.912	$16.833	$12.978	$21.704
Accumulation Unit Value at end of period	$40.360	$37.942	$30.180	$31.960	$31.335	$22.761	$19.646	$20.912	$16.833	$12.978
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	3	3	4	6	6
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.405	$24.452	$26.181	$25.953	$19.060	$16.634	$17.901	$14.569	$11.357	$—
Accumulation Unit Value at end of period	$31.990	$30.405	$24.452	$26.181	$25.953	$19.060	$16.634	$17.901	$14.569	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	11	11	11	11	11	11	11	—
Western Asset Variable Global High Yield Bond Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.410	$2.114	$2.276	$2.335	$2.229	$1.910	$1.904	$1.680	$1.095	$1.606
Accumulation Unit Value at end of period	$2.582	$2.410	$2.114	$2.276	$2.335	$2.229	$1.910	$1.904	$1.680	$1.095
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	7	9	18	20	39	40	36	28
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.124	$18.735	$20.401	$21.161	$20.417	$17.691	$17.833	$15.911	$10.487	$—
Accumulation Unit Value at end of period	$22.385	$21.124	$18.735	$20.401	$21.161	$20.417	$17.691	$17.833	$15.911	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-19

Talcott Resolution Life and Annuity Insurance Company
Series VI/VIR

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT American Government Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.096	$18.285	$18.605	$18.056	$18.346	$18.210	$17.245	$16.601	$13.873	$13.993
Accumulation Unit Value at end of period	$18.248	$18.096	$18.285	$18.605	$18.056	$18.346	$18.210	$17.245	$16.601	$13.873
Number of Accumulation Units outstanding at end of period (in thousands)	984	1,125	1,280	1,411	1,683	2,106	2,425	2,787	3,017	3,239
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.610	$12.883	$13.254	$13.005	$13.360	$13.408	$12.838	$12.495	$10.557	$—
Accumulation Unit Value at end of period	$12.578	$12.610	$12.883	$13.254	$13.005	$13.360	$13.408	$12.838	$12.495	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Capital Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.391	$26.621	$29.145	$27.543	$20.784	$18.377	$19.801	$15.466	$10.744	$16.767
Accumulation Unit Value at end of period	$32.446	$30.391	$26.621	$29.145	$27.543	$20.784	$18.377	$19.801	$15.466	$10.744
Number of Accumulation Units outstanding at end of period (in thousands)	195	230	242	275	334	381	453	493	397	426
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.652	$24.489	$27.108	$25.901	$19.761	$17.666	$19.246	$15.198	$10.675	$—
Accumulation Unit Value at end of period	$29.199	$27.652	$24.489	$27.108	$25.901	$19.761	$17.666	$19.246	$15.198	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.257	$23.258	$24.146	$24.321	$22.820	$20.697	$21.644	$19.420	$12.720	$18.693
Accumulation Unit Value at end of period	$25.695	$24.257	$23.258	$24.146	$24.321	$22.820	$20.697	$21.644	$19.420	$12.720
Number of Accumulation Units outstanding at end of period (in thousands)	1,229	1,373	1,587	1,905	2,296	2,713	3,004	3,466	4,043	4,679
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.219	$17.662	$18.539	$18.880	$17.911	$16.424	$17.365	$15.754	$10.432	$—
Accumulation Unit Value at end of period	$19.088	$18.219	$17.662	$18.539	$18.880	$17.911	$16.424	$17.365	$15.754	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Equity Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.684	$26.415	$27.556	$24.738	$18.901	$16.023	$15.920	$14.308	$11.343	$16.676
Accumulation Unit Value at end of period	$34.850	$29.684	$26.415	$27.556	$24.738	$18.901	$16.023	$15.920	$14.308	$11.343
Number of Accumulation Units outstanding at end of period (in thousands)	12,132	3,011	3,429	3,886	4,725	5,476	6,358	7,307	8,393	4,535
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.987	$22.481	$23.712	$21.522	$16.626	$14.250	$14.315	$13.008	$10.427	$—
Accumulation Unit Value at end of period	$29.015	$24.987	$22.481	$23.712	$21.522	$16.626	$14.250	$14.315	$13.008	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-20

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT George Putnam Balanced Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.479	$15.417	$15.785	$14.431	$12.354	$11.109	$10.950	$9.986	$8.045	$13.705
Accumulation Unit Value at end of period	$18.736	$16.479	$15.417	$15.785	$14.431	$12.354	$11.109	$10.950	$9.986	$8.045
Number of Accumulation Units outstanding at end of period (in thousands)	1,855	2,081	2,299	2,633	3,168	3,728	4,252	4,936	5,827	7,598
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.423	$18.372	$19.018	$17.579	$15.215	$13.833	$13.786	$12.712	$10.354	$—
Accumulation Unit Value at end of period	$21.840	$19.423	$18.372	$19.018	$17.579	$15.215	$13.833	$13.786	$12.712	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$56.190	$53.263	$53.818	$49.745	$42.116	$37.301	$37.895	$33.410	$25.030	$37.976
Accumulation Unit Value at end of period	$64.089	$56.190	$53.263	$53.818	$49.745	$42.116	$37.301	$37.895	$33.410	$25.030
Number of Accumulation Units outstanding at end of period (in thousands)	689	796	922	1,047	1,255	1,477	1,713	1,946	2,214	2,705
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.478	$20.584	$21.029	$19.652	$16.822	$15.064	$15.473	$13.792	$10.447	$—
Accumulation Unit Value at end of period	$24.229	$21.478	$20.584	$21.029	$19.652	$16.822	$15.064	$15.473	$13.792	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$32.481	$32.495	$33.451	$33.334	$25.556	$21.498	$22.896	$21.065	$16.412	$30.394
Accumulation Unit Value at end of period	$41.224	$32.481	$32.495	$33.451	$33.334	$25.556	$21.498	$22.896	$21.065	$16.412
Number of Accumulation Units outstanding at end of period (in thousands)	1,496	1,673	1,923	2,200	2,613	3,069	3,571	4,073	4,773	5,886
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.109	$19.329	$20.118	$20.270	$15.712	$13.363	$14.389	$13.385	$10.544	$—
Accumulation Unit Value at end of period	$23.988	$19.109	$19.329	$20.118	$20.270	$15.712	$13.363	$14.389	$13.385	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.585	$28.058	$26.331	$20.868	$14.905	$12.331	$12.618	$12.463	$9.994	$12.196
Accumulation Unit Value at end of period	$28.024	$24.585	$28.058	$26.331	$20.868	$14.905	$12.331	$12.618	$12.463	$9.994
Number of Accumulation Units outstanding at end of period (in thousands)	663	753	981	1,008	1,167	1,326	1,524	1,730	2,057	2,583
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.939	$27.624	$26.211	$21.002	$15.166	$12.686	$13.125	$13.106	$10.626	$—
Accumulation Unit Value at end of period	$26.990	$23.939	$27.624	$26.211	$21.002	$15.166	$12.686	$13.125	$13.106	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-21

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Utilities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.908	$28.687	$32.198	$28.421	$25.277	$24.332	$26.026	$25.849	$24.349	$35.441
Accumulation Unit Value at end of period	$34.900	$28.908	$28.687	$32.198	$28.421	$25.277	$24.332	$26.026	$25.849	$24.349
Number of Accumulation Units outstanding at end of period (in thousands)	643	743	849	1,004	1,241	1,510	1,812	2,145	2,604	3,272
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.047	$11.084	$12.578	$11.225	$10.094	$9.824	$10.625	$10.669	$10.161	$—
Accumulation Unit Value at end of period	$13.191	$11.047	$11.084	$12.578	$11.225	$10.094	$9.824	$10.625	$10.669	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.665	$1.688	$1.712	$1.736	$1.760	$1.785	$1.810	$1.835	$1.854	$1.828
Accumulation Unit Value at end of period	$1.650	$1.665	$1.688	$1.712	$1.736	$1.760	$1.785	$1.810	$1.835	$1.854
Number of Accumulation Units outstanding at end of period (in thousands)	12,045	13,652	15,426	19,124	23,407	26,275	32,511	36,584	45,957	66,179
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.219	$8.426	$8.639	$8.857	$9.080	$9.309	$9.544	$9.781	$9.994	$—
Accumulation Unit Value at end of period	$8.054	$8.219	$8.426	$8.639	$8.857	$9.080	$9.309	$9.544	$9.781	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Growth Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.855	$8.414	$8.425	$7.484	$5.558	$4.783	$5.045	$4.351	$3.124	$5.079
Accumulation Unit Value at end of period	$11.465	$8.855	$8.414	$8.425	$7.484	$5.558	$4.783	$5.045	$4.351	$3.124
Number of Accumulation Units outstanding at end of period (in thousands)	19,446	21,722	925	902	1,077	1,183	1,245	1,393	1,538	1,547
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.904	$25.848	$26.166	$23.501	$17.646	$15.352	$16.373	$14.278	$10.363	$—
Accumulation Unit Value at end of period	$34.453	$26.904	$25.848	$26.166	$23.501	$17.646	$15.352	$16.373	$14.278	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT High Yield Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$56.147	$49.229	$52.631	$52.371	$49.129	$42.823	$42.639	$37.751	$25.469	$34.907
Accumulation Unit Value at end of period	$59.363	$56.147	$49.229	$52.631	$52.371	$49.129	$42.823	$42.639	$37.751	$25.469
Number of Accumulation Units outstanding at end of period (in thousands)	638	731	824	972	1,206	1,490	1,672	1,986	2,377	2,787
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.064	$18.673	$20.184	$20.307	$19.260	$16.974	$17.088	$15.296	$10.433	$—
Accumulation Unit Value at end of period	$22.027	$21.064	$18.673	$20.184	$20.307	$19.260	$16.974	$17.088	$15.296	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-22

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$40.256	$39.918	$40.970	$38.946	$38.671	$35.310	$34.051	$31.329	$21.579	$28.713
Accumulation Unit Value at end of period	$42.040	$40.256	$39.918	$40.970	$38.946	$38.671	$35.310	$34.051	$31.329	$21.579
Number of Accumulation Units outstanding at end of period (in thousands)	985	1,083	1,242	1,435	1,755	2,160	2,464	2,816	3,166	3,748
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.980	$18.026	$18.706	$17.979	$18.049	$16.662	$16.246	$15.113	$10.525	$—
Accumulation Unit Value at end of period	$18.572	$17.980	$18.026	$18.706	$17.979	$18.049	$16.662	$16.246	$15.113	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.617	$22.416	$22.639	$24.575	$19.403	$16.100	$19.603	$18.028	$14.626	$26.412
Accumulation Unit Value at end of period	$27.057	$21.617	$22.416	$22.639	$24.575	$19.403	$16.100	$19.603	$18.028	$14.626
Number of Accumulation Units outstanding at end of period (in thousands)	1,214	1,347	1,532	1,718	2,020	2,376	2,776	3,267	3,837	4,721
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.454	$15.154	$15.474	$16.984	$13.557	$11.374	$14.002	$13.019	$10.679	$—
Accumulation Unit Value at end of period	$17.894	$14.454	$15.154	$15.474	$16.984	$13.557	$11.374	$14.002	$13.019	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.095	$18.534	$18.549	$19.990	$16.522	$13.820	$17.018	$15.342	$11.213	$19.730
Accumulation Unit Value at end of period	$22.819	$17.095	$18.534	$18.549	$19.990	$16.522	$13.820	$17.018	$15.342	$11.213
Number of Accumulation Units outstanding at end of period (in thousands)	632	659	771	860	1,028	1,176	1,386	1,624	1,855	2,159
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.953	$16.392	$16.586	$18.073	$15.102	$12.772	$15.902	$14.495	$10.710	$—
Accumulation Unit Value at end of period	$19.742	$14.953	$16.392	$16.586	$18.073	$15.102	$12.772	$15.902	$14.495	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.576	$19.601	$20.223	$22.609	$18.696	$15.566	$18.253	$17.232	$13.826	$25.893
Accumulation Unit Value at end of period	$24.141	$19.576	$19.601	$20.223	$22.609	$18.696	$15.566	$18.253	$17.232	$13.826
Number of Accumulation Units outstanding at end of period (in thousands)	968	1,108	1,282	1,500	1,771	2,134	2,585	3,101	3,724	4,629
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.941	$14.114	$14.722	$16.642	$13.914	$11.712	$13.886	$13.255	$10.753	$—
Accumulation Unit Value at end of period	$17.005	$13.941	$14.114	$14.722	$16.642	$13.914	$11.712	$13.886	$13.255	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-23

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Investors Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.793	$15.159	$15.680	$13.918	$10.415	$9.022	$9.123	$8.099	$6.261	$10.484
Accumulation Unit Value at end of period	$20.393	$16.793	$15.159	$15.680	$13.918	$10.415	$9.022	$9.123	$8.099	$6.261
Number of Accumulation Units outstanding at end of period (in thousands)	1,409	1,603	1,857	2,227	2,716	3,257	3,805	4,411	5,233	5,749
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.005	$22.822	$23.867	$21.419	$16.205	$14.194	$14.512	$13.024	$10.180	$—
Accumulation Unit Value at end of period	$30.033	$25.005	$22.822	$23.867	$21.419	$16.205	$14.194	$14.512	$13.024	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$40.125	$37.655	$38.213	$34.052	$25.253	$21.871	$23.317	$19.726	$15.099	$24.946
Accumulation Unit Value at end of period	$51.262	$40.125	$37.655	$38.213	$34.052	$25.253	$21.871	$23.317	$19.726	$15.099
Number of Accumulation Units outstanding at end of period (in thousands)	3,202	3,555	3,991	4,510	5,268	6,178	7,078	8,087	7,287	8,524
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.234	$23.943	$24.567	$22.133	$16.595	$14.532	$15.665	$13.398	$10.369	$—
Accumulation Unit Value at end of period	$31.886	$25.234	$23.943	$24.567	$22.133	$16.595	$14.532	$15.665	$13.398	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Multi-Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.977	$27.744	$29.327	$26.773	$19.062	$16.593	$17.688	$14.428	$10.499	$18.580
Accumulation Unit Value at end of period	$33.890	$30.977	$27.744	$29.327	$26.773	$19.062	$16.593	$17.688	$14.428	$10.499
Number of Accumulation Units outstanding at end of period (in thousands)	364	423	427	485	569	622	711	877	949	1,062
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.864	$26.137	$27.934	$25.783	$18.561	$16.335	$17.606	$14.519	$10.682	$—
Accumulation Unit Value at end of period	$31.232	$28.864	$26.137	$27.934	$25.783	$18.561	$16.335	$17.606	$14.519	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Research Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.203	$21.329	$21.912	$19.294	$14.645	$12.556	$12.916	$11.232	$8.530	$14.047
Accumulation Unit Value at end of period	$28.292	$23.203	$21.329	$21.912	$19.294	$14.645	$12.556	$12.916	$11.232	$8.530
Number of Accumulation Units outstanding at end of period (in thousands)	362	405	452	524	618	746	882	1,045	1,234	1,484
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.357	$23.567	$24.479	$21.793	$16.724	$14.498	$15.078	$13.258	$10.179	$—
Accumulation Unit Value at end of period	$30.581	$25.357	$23.567	$24.479	$21.793	$16.724	$14.498	$15.078	$13.258	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-24

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$41.505	$32.937	$34.782	$34.032	$24.651	$21.222	$22.545	$18.101	$13.924	$23.236
Accumulation Unit Value at end of period	$44.262	$41.505	$32.937	$34.782	$34.032	$24.651	$21.222	$22.545	$18.101	$13.924
Number of Accumulation Units outstanding at end of period (in thousands)	536	611	688	791	997	1,140	1,339	1,608	1,815	2,247
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.233	$23.455	$25.043	$24.774	$18.144	$15.793	$16.963	$13.770	$10.709	$—
Accumulation Unit Value at end of period	$30.835	$29.233	$23.455	$25.043	$24.774	$18.144	$15.793	$16.963	$13.770	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-25

Series VII/VIIR

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT American Government Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.349	$17.558	$17.923	$17.424	$17.755	$17.677	$16.786	$16.187	$13.567	$13.717
Accumulation Unit Value at end of period	$17.443	$17.349	$17.558	$17.923	$17.424	$17.755	$17.677	$16.786	$16.187	$13.567
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	3	4	6	9	6	16
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.776	$14.096	$14.548	$14.299	$14.732	$14.830	$14.238	$13.882	$11.763	$—
Accumulation Unit Value at end of period	$13.699	$13.776	$14.096	$14.548	$14.299	$14.732	$14.830	$14.238	$13.882	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	1	1	—	—
Putnam VT Capital Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.347	$25.762	$28.278	$26.788	$20.258	$17.963	$19.401	$15.188	$10.577	$16.549
Accumulation Unit Value at end of period	$31.234	$29.347	$25.762	$28.278	$26.788	$20.258	$17.963	$19.401	$15.188	$10.577
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	2	2
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.267	$22.426	$24.888	$23.838	$18.226	$16.339	$17.843	$14.123	$9.944	$—
Accumulation Unit Value at end of period	$26.597	$25.267	$22.426	$24.888	$23.838	$18.226	$16.339	$17.843	$14.123	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	3	4	4	—
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.510	$22.615	$23.484	$23.733	$22.323	$20.298	$21.258	$19.133	$12.489	$18.307
Accumulation Unit Value at end of period	$24.834	$23.510	$22.615	$23.484	$23.733	$22.323	$20.298	$21.258	$19.133	$12.489
Number of Accumulation Units outstanding at end of period (in thousands)	7	10	11	14	17	17	19	25	26	31
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.155	$15.712	$16.496	$16.855	$16.029	$14.737	$15.604	$14.200	$9.371	$—
Accumulation Unit Value at end of period	$16.878	$16.155	$15.712	$16.496	$16.855	$16.029	$14.737	$15.604	$14.200	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	1	1	—	—
Putnam VT Equity Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.675	$25.589	$26.764	$24.091	$18.450	$15.682	$15.604	$14.052	$11.181	$16.467
Accumulation Unit Value at end of period	$33.585	$28.675	$25.589	$26.764	$24.091	$18.450	$15.682	$15.604	$14.052	$11.181
Number of Accumulation Units outstanding at end of period (in thousands)	38	7	8	13	13	15	29	32	41	27
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.689	$22.275	$23.556	$21.438	$16.599	$14.266	$14.351	$13.067	$10.512	$—
Accumulation Unit Value at end of period	$28.600	$24.689	$22.275	$23.556	$21.438	$16.599	$14.266	$14.351	$13.067	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	7	7	7	7	7	—

APP V-26

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT George Putnam Balanced Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.766	$14.802	$15.182	$13.911	$11.946	$10.765	$10.622	$9.720	$7.846	$13.423
Accumulation Unit Value at end of period	$17.892	$15.766	$14.802	$15.182	$13.911	$11.946	$10.765	$10.622	$9.720	$7.846
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	9	10	14	28	51	62	80	91
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.040	$12.379	$12.837	$11.892	$10.325	$9.407	$9.386	$8.683	$7.087	$—
Accumulation Unit Value at end of period	$14.637	$13.040	$12.379	$12.837	$11.892	$10.325	$9.407	$9.386	$8.683	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$54.087	$51.399	$52.034	$48.224	$40.926	$36.342	$37.010	$32.725	$24.545	$37.330
Accumulation Unit Value at end of period	$61.515	$54.087	$51.399	$52.034	$48.224	$40.926	$36.342	$37.010	$32.725	$24.545
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	3	3	3	4	6	7
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.687	$14.112	$14.444	$13.534	$11.613	$10.427	$10.736	$9.597	$7.278	$—
Accumulation Unit Value at end of period	$16.522	$14.687	$14.112	$14.444	$13.534	$11.613	$10.427	$10.736	$9.597	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$31.110	$31.214	$32.204	$32.185	$24.730	$20.868	$22.265	$20.557	$16.039	$29.762
Accumulation Unit Value at end of period	$39.384	$31.110	$31.214	$32.204	$32.185	$24.730	$20.868	$22.265	$20.557	$16.039
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	2	2	5	5
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.283	$8.402	$8.765	$8.856	$6.880	$5.870	$6.332	$5.911	$4.663	$—
Accumulation Unit Value at end of period	$10.371	$8.283	$8.402	$8.765	$8.856	$6.880	$5.870	$6.332	$5.911	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Global Health Care Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.537	$26.926	$25.333	$20.127	$14.407	$11.950	$12.263	$12.136	$9.767	$11.944
Accumulation Unit Value at end of period	$26.761	$23.537	$26.926	$25.333	$20.127	$14.407	$11.950	$12.263	$12.136	$9.767
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	1	1	3	3	4	9	14	14
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.556	$16.836	$16.015	$12.864	$9.310	$7.807	$8.101	$8.106	$6.596	$—
Accumulation Unit Value at end of period	$16.368	$14.556	$16.836	$16.015	$12.864	$9.310	$7.807	$8.101	$8.106	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	8	8	9	10	11	13	14	13	—

APP V-27

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Utilities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.657	$27.503	$30.961	$27.402	$24.415	$23.572	$25.270	$25.165	$23.771	$34.681
Accumulation Unit Value at end of period	$33.318	$27.657	$27.503	$30.961	$27.402	$24.415	$23.572	$25.270	$25.165	$23.771
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	4	4	5	9	7	10
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.423	$9.474	$10.783	$9.649	$8.692	$8.485	$9.197	$9.260	$8.844	$—
Accumulation Unit Value at end of period	$11.227	$9.423	$9.474	$10.783	$9.649	$8.692	$8.485	$9.197	$9.260	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.623	$1.646	$1.669	$1.692	$1.716	$1.740	$1.764	$1.789	$1.810	$1.790
Accumulation Unit Value at end of period	$1.605	$1.623	$1.646	$1.669	$1.692	$1.716	$1.740	$1.764	$1.789	$1.810
Number of Accumulation Units outstanding at end of period (in thousands)	16	15	16	16	45	45	49	142	62	157
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.836	$0.857	$0.879	$0.901	$0.924	$0.947	$0.971	$0.995	$1.018	$—
Accumulation Unit Value at end of period	$0.818	$0.836	$0.857	$0.879	$0.901	$0.924	$0.947	$0.971	$0.995	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Growth Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.488	$8.081	$8.112	$7.222	$5.379	$4.640	$4.908	$4.243	$3.054	$4.971
Accumulation Unit Value at end of period	$10.957	$8.488	$8.081	$8.112	$7.222	$5.379	$4.640	$4.908	$4.243	$3.054
Number of Accumulation Units outstanding at end of period (in thousands)	45	51	14	17	17	16	17	17	18	19
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.443	$7.165	$7.271	$6.545	$4.929	$4.299	$4.597	$4.018	$2.925	$—
Accumulation Unit Value at end of period	$9.502	$7.443	$7.165	$7.271	$6.545	$4.929	$4.299	$4.597	$4.018	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	24	9	9	10	10	11	12	13	—
Putnam VT High Yield Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$53.824	$47.238	$50.613	$50.539	$47.519	$41.539	$41.398	$36.812	$24.857	$34.096
Accumulation Unit Value at end of period	$56.780	$53.824	$47.238	$50.613	$50.539	$47.519	$41.539	$41.398	$36.812	$24.857
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	8	9	9	9	11	12	16
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.425	$17.237	$18.672	$18.851	$17.921	$15.839	$15.960	$14.349	$9.796	$—
Accumulation Unit Value at end of period	$20.268	$19.425	$17.237	$18.672	$18.851	$17.921	$15.839	$15.960	$14.349	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	—	—

APP V-28

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$38.505	$38.282	$39.397	$37.529	$37.359	$34.210	$33.041	$30.496	$21.088	$28.111
Accumulation Unit Value at end of period	$40.094	$38.505	$38.282	$39.397	$37.529	$37.359	$34.210	$33.041	$30.496	$21.088
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	7	9	13	15	17	19	23	22
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.311	$15.391	$16.015	$15.424	$15.524	$14.373	$14.035	$13.097	$9.157	$—
Accumulation Unit Value at end of period	$15.769	$15.311	$15.391	$16.015	$15.424	$15.524	$14.373	$14.035	$13.097	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	1	1	—	—
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.708	$21.529	$21.802	$23.717	$18.779	$15.621	$19.071	$17.577	$14.302	$25.877
Accumulation Unit Value at end of period	$25.849	$20.708	$21.529	$21.802	$23.717	$18.779	$15.621	$19.071	$17.577	$14.302
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	8	10	11	11	14	23	25
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.593	$10.083	$10.324	$11.355	$9.091	$7.645	$9.437	$8.794	$7.235	$—
Accumulation Unit Value at end of period	$11.843	$9.593	$10.083	$10.324	$11.355	$9.091	$7.645	$9.437	$8.794	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.353	$17.778	$17.829	$19.265	$15.965	$13.379	$16.527	$14.936	$10.947	$19.301
Accumulation Unit Value at end of period	$21.776	$16.353	$17.778	$17.829	$19.265	$15.965	$13.379	$16.527	$14.936	$10.947
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	3	3	4	6	8	10
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.115	$10.019	$10.159	$11.099	$9.299	$7.879	$9.841	$8.992	$6.663	$—
Accumulation Unit Value at end of period	$12.006	$9.115	$10.019	$10.159	$11.099	$9.299	$7.879	$9.841	$8.992	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	3	3	3	3	—
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.752	$18.809	$19.464	$21.807	$18.095	$15.078	$17.735	$16.789	$13.492	$25.348
Accumulation Unit Value at end of period	$23.059	$18.752	$18.809	$19.464	$21.807	$18.095	$15.078	$17.735	$16.789	$13.492
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	4	5	6	7	7	9	11
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.868	$11.021	$11.531	$13.063	$10.959	$9.233	$10.980	$10.509	$8.539	$—
Accumulation Unit Value at end of period	$13.218	$10.868	$11.021	$11.531	$13.063	$10.959	$9.233	$10.980	$10.509	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-29

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Investors Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.071	$14.545	$15.079	$13.424	$10.074	$8.745	$8.864	$7.891	$6.117	$10.261
Accumulation Unit Value at end of period	$19.471	$16.071	$14.545	$15.079	$13.424	$10.074	$8.745	$8.864	$7.891	$6.117
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	12	12	14	15	21	29	34	37
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.321	$9.444	$9.899	$8.910	$6.761	$5.933	$6.081	$5.473	$4.289	$—
Accumulation Unit Value at end of period	$12.367	$10.321	$9.444	$9.899	$8.910	$6.761	$5.933	$6.081	$5.473	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	13	14	14	15	16	18	19	—
Putnam VT Multi-Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$38.386	$36.115	$36.730	$32.821	$24.394	$21.187	$22.637	$19.200	$14.736	$24.396
Accumulation Unit Value at end of period	$48.915	$38.386	$36.115	$36.730	$32.821	$24.394	$21.187	$22.637	$19.200	$14.736
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	6	6	8	8	10	7	11
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.393	$7.983	$8.209	$7.417	$5.573	$4.894	$5.287	$4.534	$3.518	$—
Accumulation Unit Value at end of period	$10.578	$8.393	$7.983	$8.209	$7.417	$5.573	$4.894	$5.287	$4.534	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	18	20	21	22	22	23	26	23	—
Putnam VT Multi-Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.952	$26.883	$28.495	$26.090	$18.623	$16.245	$17.363	$14.193	$10.355	$18.367
Accumulation Unit Value at end of period	$32.700	$29.952	$26.883	$28.495	$26.090	$18.623	$16.245	$17.363	$14.193	$10.355
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	4	4	4	4	4
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.788	$23.401	$25.079	$23.217	$16.755	$14.777	$15.969	$13.197	$9.735	$—
Accumulation Unit Value at end of period	$27.845	$25.788	$23.401	$25.079	$23.217	$16.755	$14.777	$15.969	$13.197	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Putnam VT Research Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.223	$20.473	$21.087	$18.618	$14.157	$12.175	$12.566	$10.950	$8.338	$13.759
Accumulation Unit Value at end of period	$27.030	$22.223	$20.473	$21.087	$18.618	$14.157	$12.175	$12.566	$10.950	$8.338
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	3	3	3	4	6	9
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.372	$11.524	$12.001	$10.713	$8.236	$7.161	$7.473	$6.584	$5.069	$—
Accumulation Unit Value at end of period	$14.884	$12.372	$11.524	$12.001	$10.713	$8.236	$7.161	$7.473	$6.584	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V-30

	As of December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$39.769	$31.633	$33.499	$32.843	$23.857	$20.592	$21.919	$17.643	$13.603	$22.749
Accumulation Unit Value at end of period	$42.303	$39.769	$31.633	$33.499	$32.843	$23.857	$20.592	$21.919	$17.643	$13.603
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	13	13	15	16	18	19	22
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.405	$24.452	$26.181	$25.953	$19.060	$16.634	$17.901	$14.569	$11.357	$—
Accumulation Unit Value at end of period	$31.990	$30.405	$24.452	$26.181	$25.953	$19.060	$16.634	$17.901	$14.569	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	—	—

APP VI-1

Appendix VI - Model Investment Options

(Percentage allocations apply to value in the Sub-Accounts)

Applicable To The Following Products:

•	Putnam Capital Manager 6 & 7

•	Putnam Asset Manager 1

As of May 2, 2016, the following models are available:

Portfolio Planner Models

Fund	Series 1152 & 1154 & 1156	Series 1153 & 1155 & 1157	Series 2107 & 2108 & 2109	Series 3040 & 3041 & 3042
Putnam VT Mortgage Securities Fund (formerly Putnam VT American Government Income Fund)	27%	21%	18%	13%
Putnam VT Equity Income Fund	5%	7%	10%	12%
Putnam VT Global Equity Fund	3%	5%	6%	7%
Putnam VT Growth Opportunities Fund	5%	6%	7%	8%
Putnam VT High Yield Fund	17%	21%	19%	18%
Putnam VT Income Fund	26%	18%	13%	9%
Putnam VT International Equity Fund	3%	4%	6%	7%
Putnam VT International Growth Fund	3%	4%	5%	6%
Putnam VT Sustainable Future Fund (formerly Putnam VT Multi-Cap Value Fund)	3%	4%	5%	6%
Putnam VT Research Fund	5%	6%	7%	9%
Putnam VT Small Cap Value Fund	3%	4%	4%	5%
Total	100%	100%	100%	100%

To obtain a Statement of Additional Information, please call us at 800-862-6668 or complete the form below and mail to:
Talcott Resolution Life Insurance Company/Talcott Resolution Life and Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293
Please send a Statement of Additional Information to me at the following address:

Name

Address

City/State	Zip Code
Contract Name
Issue Date

Statement of Additional Information
Talcott Resolution Life Insurance Company
Separate Account Ten

Putnam Capital Manager Series VI
Putnam Capital Manager Series VII
Putnam Asset Manager
This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.
To obtain a prospectus, send a written request to Talcott Resolution Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293.
Date of Prospectus: May 1, 2018 as amended on June 28, 2018
Date of Statement of Additional Information: May 1, 2018 as amended on June 28, 2018

2

General Information
Safekeeping of Assets
We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.
Experts
The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of each of the individual sub-accounts which comprise Hartford Life Insurance Company Separate Account Ten as of December 31, 2017, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is CityPlace I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.
Principal Underwriter
The Contracts, which are offered continuously, are distributed by Talcott Resolution Distribution Company, Inc. (“TDC”). TDC serves as Principal Underwriter for the securities issued with respect to the Separate Account. TDC is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. TDC is an affiliate of ours. Both TDC and Talcott Resolution are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond. The principal business address of TDC is the same as ours.
Talcott Resolution currently pays TDC underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to TDC in its role as Principal Underwriter has been: 2017 : $ 2,374,449 ; 2016 : $ 2,486,830 ; and 2015 : $ 2,430,262 .
Operational Risks
An investment in a Contract, Separate Account, or Fund can involve operational and information security risks arising from factors such as processing errors, inadequate or failed processes, failure in systems and technology, changes in personnel and errors caused by third-party service providers.  While we seek to minimize such events through controls and oversight, there may still be failures that could adversely affect us and your Contract’s Value. In addition, as the use of technology increases, we, a Contract, a Separate Account, or Fund may be more susceptible to operational risks through breaches in cybersecurity.  A breach in cybersecurity refers to both intentional and unintentional events that may cause us, a Contract, a Separate Account, or Fund to lose proprietary information, suffer data corruption, or operational capacity, and as a result, may incur regulatory penalties, reputational damage, and additional compliance costs associated with corrected measures and/or financial loss.  In addition, cyber security breaches of a Fund’s third party service providers or issuers of securities in which the underlying Funds invest may also subject a Fund to many of the same risks associated with direct cybersecurity breaches.
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.
Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence

3

for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.
The formula we use to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.
The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1)6 - 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculate the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divide that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR.” Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A - B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that we deduct for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.
Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4

Accumulation Unit Values
(For an Accumulation Unit outstanding throughout the period)
The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show all possible Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Values are shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.
IA Shares

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT American Government Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.096	$18.285	$18.605	$18.056	$18.346	$18.210	$17.245	$16.601	$13.873	$13.993
Accumulation Unit Value at end of period	$18.248	$18.096	$18.285	$18.605	$18.056	$18.346	$18.210	$17.245	$16.601	$13.873
Number of Accumulation Units outstanding at end of period (in thousands)	778	887	950	1,116	1,272	1,652	2,018	2,265	2,551	2,881
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.642	$17.854	$18.193	$17.683	$17.994	$17.888	$16.965	$16.356	$13.689	$13.828
Accumulation Unit Value at end of period	$17.765	$17.642	$17.854	$18.193	$17.683	$17.994	$17.888	$16.965	$16.356	$13.689
Number of Accumulation Units outstanding at end of period (in thousands)	12	10	10	11	19	20	19	22	33	32
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$17.529	$17.748	$18.094	$17.596	$17.914	$17.817	$16.906	$16.307	$13.655	$13.801
Accumulation Unit Value at end of period	$17.641	$17.529	$17.748	$18.094	$17.596	$17.914	$17.817	$16.906	$16.307	$13.655
Number of Accumulation Units outstanding at end of period (in thousands)	27	27	2	4	6	7	8	9	10	40
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.089	$17.329	$17.694	$17.232	$17.570	$17.501	$16.632	$16.067	$13.474	$13.638
Accumulation Unit Value at end of period	$17.174	$17.089	$17.329	$17.694	$17.232	$17.570	$17.501	$16.632	$16.067	$13.474
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	7	7	9	9	9	14	12	19
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.089	$17.329	$17.694	$17.232	$17.570	$17.501	$16.632	$16.067	$13.474	$13.638
Accumulation Unit Value at end of period	$17.174	$17.089	$17.329	$17.694	$17.232	$17.570	$17.501	$16.632	$16.067	$13.474
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	7	7	9	9	9	14	12	19
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.724	$16.984	$17.367	$16.940	$17.298	$17.256	$16.423	$15.889	$13.345	$13.528
Accumulation Unit Value at end of period	$16.781	$16.724	$16.984	$17.367	$16.940	$17.298	$17.256	$16.423	$15.889	$13.345
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	1	2
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.724	$16.984	$17.367	$16.940	$17.298	$17.256	$16.423	$15.889	$13.345	$13.528
Accumulation Unit Value at end of period	$16.781	$16.724	$16.984	$17.367	$16.940	$17.298	$17.256	$16.423	$15.889	$13.345
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	1	2
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.604	$16.870	$17.260	$16.843	$17.208	$17.175	$16.354	$15.830	$13.302	$13.491
Accumulation Unit Value at end of period	$16.652	$16.604	$16.870	$17.260	$16.843	$17.208	$17.175	$16.354	$15.830	$13.302
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

5

With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.220	$13.445	$13.770	$13.451	$13.756	$13.743	$13.099	$12.692	$10.676	$10.839
Accumulation Unit Value at end of period	$13.245	$13.220	$13.445	$13.770	$13.451	$13.756	$13.743	$13.099	$12.692	$10.676
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	1	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.249	$16.534	$16.941	$16.557	$16.941	$16.934	$16.149	$15.655	$13.174	$13.382
Accumulation Unit Value at end of period	$16.271	$16.249	$16.534	$16.941	$16.557	$16.941	$16.934	$16.149	$15.655	$13.174
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.249	$16.534	$16.941	$16.557	$16.941	$16.934	$16.149	$15.655	$13.174	$13.382
Accumulation Unit Value at end of period	$16.271	$16.249	$16.534	$16.941	$16.557	$16.941	$16.934	$16.149	$15.655	$13.174
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.973	$13.207	$13.539	$13.239	$13.553	$13.554	$12.932	$12.542	$10.560	$—
Accumulation Unit Value at end of period	$12.985	$12.973	$13.207	$13.539	$13.239	$13.553	$13.554	$12.932	$12.542	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	1	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.935	$16.239	$16.664	$16.311	$16.714	$16.732	$15.980	$15.514	$13.076	$13.302
Accumulation Unit Value at end of period	$15.933	$15.935	$16.239	$16.664	$16.311	$16.714	$16.732	$15.980	$15.514	$13.076
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.816	$13.068	$13.416	$13.138	$13.470	$13.491	$12.891	$12.522	$10.559	$—
Accumulation Unit Value at end of period	$12.809	$12.816	$13.068	$13.416	$13.138	$13.470	$13.491	$12.891	$12.522	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.764	$13.021	$13.375	$13.105	$13.442	$13.470	$12.878	$12.515	$10.558	$—
Accumulation Unit Value at end of period	$12.751	$12.764	$13.021	$13.375	$13.105	$13.442	$13.470	$12.878	$12.515	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.610	$12.883	$13.254	$13.005	$13.360	$13.408	$12.838	$12.495	$10.557	$—
Accumulation Unit Value at end of period	$12.578	$12.610	$12.883	$13.254	$13.005	$13.360	$13.408	$12.838	$12.495	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Capital Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.391	$26.621	$29.145	$27.543	$20.784	$18.377	$19.801	$15.466	$10.744	$16.767
Accumulation Unit Value at end of period	$32.446	$30.391	$26.621	$29.145	$27.543	$20.784	$18.377	$19.801	$15.466	$10.744
Number of Accumulation Units outstanding at end of period (in thousands)	187	202	214	263	315	361	409	421	349	390

6

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$29.774	$26.120	$28.640	$27.105	$20.484	$18.139	$19.575	$15.312	$10.653	$16.650
Accumulation Unit Value at end of period	$31.740	$29.774	$26.120	$28.640	$27.105	$20.484	$18.139	$19.575	$15.312	$10.653
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	4	4	3	4	4	2	2
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$29.572	$25.955	$28.473	$26.961	$20.386	$18.061	$19.500	$15.261	$10.623	$16.611
Accumulation Unit Value at end of period	$31.508	$29.572	$25.955	$28.473	$26.961	$20.386	$18.061	$19.500	$15.261	$10.623
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.972	$25.466	$27.979	$26.533	$20.092	$17.828	$19.277	$15.109	$10.533	$16.495
Accumulation Unit Value at end of period	$30.822	$28.972	$25.466	$27.979	$26.533	$20.092	$17.828	$19.277	$15.109	$10.533
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	2
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.972	$25.466	$27.979	$26.533	$20.092	$17.828	$19.277	$15.109	$10.533	$16.495
Accumulation Unit Value at end of period	$30.822	$28.972	$25.466	$27.979	$26.533	$20.092	$17.828	$19.277	$15.109	$10.533
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	2
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$28.384	$24.987	$27.494	$26.112	$19.803	$17.597	$19.057	$14.959	$10.444	$16.380
Accumulation Unit Value at end of period	$30.152	$28.384	$24.987	$27.494	$26.112	$19.803	$17.597	$19.057	$14.959	$10.444
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.384	$24.987	$27.494	$26.112	$19.803	$17.597	$19.057	$14.959	$10.444	$16.380
Accumulation Unit Value at end of period	$30.152	$28.384	$24.987	$27.494	$26.112	$19.803	$17.597	$19.057	$14.959	$10.444
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.190	$24.829	$27.334	$25.973	$19.707	$17.521	$18.984	$14.909	$10.414	$16.342
Accumulation Unit Value at end of period	$29.931	$28.190	$24.829	$27.334	$25.973	$19.707	$17.521	$18.984	$14.909	$10.414
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.430	$18.894	$20.821	$19.804	$15.042	$13.387	$14.518	$11.413	$7.980	$12.536
Accumulation Unit Value at end of period	$22.731	$21.430	$18.894	$20.821	$19.804	$15.042	$13.387	$14.518	$11.413	$7.980
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	1
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.618	$24.362	$26.859	$25.561	$19.423	$17.295	$18.767	$14.761	$10.326	$16.228
Accumulation Unit Value at end of period	$29.280	$27.618	$24.362	$26.859	$25.561	$19.423	$17.295	$18.767	$14.761	$10.326
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.618	$24.362	$26.859	$25.561	$19.423	$17.295	$18.767	$14.761	$10.326	$16.228
Accumulation Unit Value at end of period	$29.280	$27.618	$24.362	$26.859	$25.561	$19.423	$17.295	$18.767	$14.761	$10.326
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

7

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.447	$25.105	$27.693	$26.367	$20.046	$17.858	$19.388	$15.257	$10.678	$—
Accumulation Unit Value at end of period	$30.143	$28.447	$25.105	$27.693	$26.367	$20.046	$17.858	$19.388	$15.257	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.085	$23.927	$26.420	$25.180	$19.163	$17.089	$18.570	$14.628	$10.249	$16.131
Accumulation Unit Value at end of period	$28.671	$27.085	$23.927	$26.420	$25.180	$19.163	$17.089	$18.570	$14.628	$10.249
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.103	$24.839	$27.441	$26.166	$19.923	$17.776	$19.327	$15.232	$10.677	$—
Accumulation Unit Value at end of period	$29.735	$28.103	$24.839	$27.441	$26.166	$19.923	$17.776	$19.327	$15.232	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.990	$24.751	$27.357	$26.100	$19.883	$17.748	$19.307	$15.223	$10.676	$—
Accumulation Unit Value at end of period	$29.600	$27.990	$24.751	$27.357	$26.100	$19.883	$17.748	$19.307	$15.223	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.652	$24.489	$27.108	$25.901	$19.761	$17.666	$19.246	$15.198	$10.675	$—
Accumulation Unit Value at end of period	$29.199	$27.652	$24.489	$27.108	$25.901	$19.761	$17.666	$19.246	$15.198	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.257	$23.258	$24.146	$24.321	$22.820	$20.697	$21.644	$19.420	$12.720	$18.693
Accumulation Unit Value at end of period	$25.695	$24.257	$23.258	$24.146	$24.321	$22.820	$20.697	$21.644	$19.420	$12.720
Number of Accumulation Units outstanding at end of period (in thousands)	1,198	1,341	1,542	1,813	2,146	2,493	2,855	3,395	3,837	4,539
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.623	$22.684	$23.585	$23.792	$22.357	$20.308	$21.268	$19.112	$12.537	$18.452
Accumulation Unit Value at end of period	$24.986	$23.623	$22.684	$23.585	$23.792	$22.357	$20.308	$21.268	$19.112	$12.537
Number of Accumulation Units outstanding at end of period (in thousands)	19	20	22	28	28	30	31	40	47	51
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$23.497	$22.575	$23.483	$23.701	$22.282	$20.250	$21.219	$19.077	$12.520	$18.436
Accumulation Unit Value at end of period	$24.840	$23.497	$22.575	$23.483	$23.701	$22.282	$20.250	$21.219	$19.077	$12.520
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	6	6	6	7	7	40	46
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.883	$22.018	$22.938	$23.185	$21.830	$19.869	$20.851	$18.774	$12.340	$18.198
Accumulation Unit Value at end of period	$24.155	$22.883	$22.018	$22.938	$23.185	$21.830	$19.869	$20.851	$18.774	$12.340
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	5	5	5	5	5	6	10

8

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.883	$22.018	$22.938	$23.185	$21.830	$19.869	$20.851	$18.774	$12.340	$18.198
Accumulation Unit Value at end of period	$24.155	$22.883	$22.018	$22.938	$23.185	$21.830	$19.869	$20.851	$18.774	$12.340
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	5	5	5	5	5	6	10
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.393	$21.579	$22.515	$22.791	$21.492	$19.591	$20.589	$18.566	$12.221	$18.051
Accumulation Unit Value at end of period	$23.602	$22.393	$21.579	$22.515	$22.791	$21.492	$19.591	$20.589	$18.566	$12.221
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	1	2	2	2
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.393	$21.579	$22.515	$22.791	$21.492	$19.591	$20.589	$18.566	$12.221	$18.051
Accumulation Unit Value at end of period	$23.602	$22.393	$21.579	$22.515	$22.791	$21.492	$19.591	$20.589	$18.566	$12.221
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	1	2	2	2
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.232	$21.435	$22.375	$22.662	$21.380	$19.499	$20.503	$18.498	$12.182	$18.002
Accumulation Unit Value at end of period	$23.421	$22.232	$21.435	$22.375	$22.662	$21.380	$19.499	$20.503	$18.498	$12.182
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	1
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.173	$13.678	$14.293	$14.490	$13.685	$12.493	$13.149	$11.875	$7.829	$11.580
Accumulation Unit Value at end of period	$14.916	$14.173	$13.678	$14.293	$14.490	$13.685	$12.493	$13.149	$11.875	$7.829
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.757	$21.008	$21.962	$22.277	$21.049	$19.225	$20.245	$18.293	$12.066	$17.857
Accumulation Unit Value at end of period	$22.886	$21.757	$21.008	$21.962	$22.277	$21.049	$19.225	$20.245	$18.293	$12.066
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	1	2
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.757	$21.008	$21.962	$22.277	$21.049	$19.225	$20.245	$18.293	$12.066	$17.857
Accumulation Unit Value at end of period	$22.886	$21.757	$21.008	$21.962	$22.277	$21.049	$19.225	$20.245	$18.293	$12.066
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	1	2
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.743	$18.106	$18.939	$19.220	$18.169	$16.603	$17.493	$15.814	$10.436	$—
Accumulation Unit Value at end of period	$19.705	$18.743	$18.106	$18.939	$19.220	$18.169	$16.603	$17.493	$15.814	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.337	$20.633	$21.603	$21.945	$20.767	$18.996	$20.034	$18.129	$11.975	$17.750
Accumulation Unit Value at end of period	$22.410	$21.337	$20.633	$21.603	$21.945	$20.767	$18.996	$20.034	$18.129	$11.975
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.516	$17.915	$18.766	$19.073	$18.058	$16.526	$17.438	$15.788	$10.434	$—
Accumulation Unit Value at end of period	$19.438	$18.516	$17.915	$18.766	$19.073	$18.058	$16.526	$17.438	$15.788	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

9

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.442	$17.851	$18.709	$19.025	$18.021	$16.501	$17.420	$15.779	$10.434	$—
Accumulation Unit Value at end of period	$19.350	$18.442	$17.851	$18.709	$19.025	$18.021	$16.501	$17.420	$15.779	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.219	$17.662	$18.539	$18.880	$17.911	$16.424	$17.365	$15.754	$10.432	$—
Accumulation Unit Value at end of period	$19.088	$18.219	$17.662	$18.539	$18.880	$17.911	$16.424	$17.365	$15.754	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Equity Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.684	$26.415	$27.556	$24.738	$18.901	$16.023	$15.920	$14.308	$11.343	$16.676
Accumulation Unit Value at end of period	$34.850	$29.684	$26.415	$27.556	$24.738	$18.901	$16.023	$15.920	$14.308	$11.343
Number of Accumulation Units outstanding at end of period (in thousands)	13,347	1,817	1,992	2,267	2,613	2,975	3,407	3,840	4,376	1,987
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$29.081	$25.918	$27.078	$24.345	$18.629	$15.816	$15.737	$14.166	$11.247	$16.560
Accumulation Unit Value at end of period	$34.092	$29.081	$25.918	$27.078	$24.345	$18.629	$15.816	$15.737	$14.166	$11.247
Number of Accumulation Units outstanding at end of period (in thousands)	74	20	25	32	31	32	31	36	40	22
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$28.883	$25.754	$26.921	$24.215	$18.539	$15.748	$15.677	$14.119	$11.215	$16.521
Accumulation Unit Value at end of period	$33.842	$28.883	$25.754	$26.921	$24.215	$18.539	$15.748	$15.677	$14.119	$11.215
Number of Accumulation Units outstanding at end of period (in thousands)	12	2	6	7	10	12	14	15	19	4
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.297	$25.269	$26.454	$23.831	$18.272	$15.545	$15.498	$13.978	$11.120	$16.406
Accumulation Unit Value at end of period	$33.106	$28.297	$25.269	$26.454	$23.831	$18.272	$15.545	$15.498	$13.978	$11.120
Number of Accumulation Units outstanding at end of period (in thousands)	14	4	5	5	6	6	12	13	15	4
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.297	$25.269	$26.454	$23.831	$18.272	$15.545	$15.498	$13.978	$11.120	$16.406
Accumulation Unit Value at end of period	$33.106	$28.297	$25.269	$26.454	$23.831	$18.272	$15.545	$15.498	$13.978	$11.120
Number of Accumulation Units outstanding at end of period (in thousands)	14	4	5	5	6	6	12	13	15	4
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.723	$24.794	$25.995	$23.453	$18.009	$15.344	$15.321	$13.839	$11.026	$16.291
Accumulation Unit Value at end of period	$32.386	$27.723	$24.794	$25.995	$23.453	$18.009	$15.344	$15.321	$13.839	$11.026
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	1	1	1	1	1	3	4	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.723	$24.794	$25.995	$23.453	$18.009	$15.344	$15.321	$13.839	$11.026	$16.291
Accumulation Unit Value at end of period	$32.386	$27.723	$24.794	$25.995	$23.453	$18.009	$15.344	$15.321	$13.839	$11.026
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	1	1	1	1	1	3	4	—

10

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.534	$24.637	$25.843	$23.328	$17.922	$15.277	$15.262	$13.793	$10.995	$16.253
Accumulation Unit Value at end of period	$32.149	$27.534	$24.637	$25.843	$23.328	$17.922	$15.277	$15.262	$13.793	$10.995
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	5	5	5	5
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.659	$20.296	$21.311	$19.256	$14.808	$12.636	$12.636	$11.431	$9.121	$13.497
Accumulation Unit Value at end of period	$26.431	$22.659	$20.296	$21.311	$19.256	$14.808	$12.636	$12.636	$11.431	$9.121
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.975	$24.173	$25.395	$22.958	$17.664	$15.080	$15.088	$13.656	$10.902	$16.140
Accumulation Unit Value at end of period	$31.449	$26.975	$24.173	$25.395	$22.958	$17.664	$15.080	$15.088	$13.656	$10.902
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	2	2	2	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.975	$24.173	$25.395	$22.958	$17.664	$15.080	$15.088	$13.656	$10.902	$16.140
Accumulation Unit Value at end of period	$31.449	$26.975	$24.173	$25.395	$22.958	$17.664	$15.080	$15.088	$13.656	$10.902
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	2	2	2	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.705	$23.046	$24.223	$21.909	$16.866	$14.406	$14.420	$13.058	$10.430	$—
Accumulation Unit Value at end of period	$29.953	$25.705	$23.046	$24.223	$21.909	$16.866	$14.406	$14.420	$13.058	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	1	—	—	—	1	—	1	1	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.454	$23.742	$24.979	$22.616	$17.427	$14.900	$14.930	$13.533	$10.820	$16.043
Accumulation Unit Value at end of period	$30.796	$26.454	$23.742	$24.979	$22.616	$17.427	$14.900	$14.930	$13.533	$10.820
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.395	$22.802	$24.003	$21.742	$16.762	$14.339	$14.375	$13.037	$10.429	$—
Accumulation Unit Value at end of period	$29.547	$25.395	$22.802	$24.003	$21.742	$16.762	$14.339	$14.375	$13.037	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.292	$22.722	$23.930	$21.687	$16.728	$14.317	$14.360	$13.030	$10.428	$—
Accumulation Unit Value at end of period	$29.413	$25.292	$22.722	$23.930	$21.687	$16.728	$14.317	$14.360	$13.030	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.987	$22.481	$23.712	$21.522	$16.626	$14.250	$14.315	$13.008	$10.427	$—
Accumulation Unit Value at end of period	$29.015	$24.987	$22.481	$23.712	$21.522	$16.626	$14.250	$14.315	$13.008	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

11

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT George Putnam Balanced Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.479	$15.417	$15.785	$14.431	$12.354	$11.109	$10.950	$9.986	$8.045	$13.705
Accumulation Unit Value at end of period	$18.736	$16.479	$15.417	$15.785	$14.431	$12.354	$11.109	$10.950	$9.986	$8.045
Number of Accumulation Units outstanding at end of period (in thousands)	1,267	1,399	1,586	1,786	2,064	2,348	2,591	2,927	3,346	4,233
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.049	$15.037	$15.419	$14.117	$12.103	$10.900	$10.760	$9.828	$7.929	$13.528
Accumulation Unit Value at end of period	$18.219	$16.049	$15.037	$15.419	$14.117	$12.103	$10.900	$10.760	$9.828	$7.929
Number of Accumulation Units outstanding at end of period (in thousands)	23	25	28	33	35	40	44	55	57	65
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.963	$14.964	$15.352	$14.063	$12.063	$10.869	$10.735	$9.810	$7.919	$13.517
Accumulation Unit Value at end of period	$18.112	$15.963	$14.964	$15.352	$14.063	$12.063	$10.869	$10.735	$9.810	$7.919
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	6	6	8	8	9	30
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.546	$14.595	$14.995	$13.757	$11.818	$10.664	$10.549	$9.654	$7.805	$13.342
Accumulation Unit Value at end of period	$17.612	$15.546	$14.595	$14.995	$13.757	$11.818	$10.664	$10.549	$9.654	$7.805
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	2	6	12	15
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.546	$14.595	$14.995	$13.757	$11.818	$10.664	$10.549	$9.654	$7.805	$13.342
Accumulation Unit Value at end of period	$17.612	$15.546	$14.595	$14.995	$13.757	$11.818	$10.664	$10.549	$9.654	$7.805
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	2	6	12	15
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.213	$14.304	$14.719	$13.523	$11.635	$10.514	$10.416	$9.547	$7.730	$13.234
Accumulation Unit Value at end of period	$17.210	$15.213	$14.304	$14.719	$13.523	$11.635	$10.514	$10.416	$9.547	$7.730
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	7	8	8
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.213	$14.304	$14.719	$13.523	$11.635	$10.514	$10.416	$9.547	$7.730	$13.234
Accumulation Unit Value at end of period	$17.210	$15.213	$14.304	$14.719	$13.523	$11.635	$10.514	$10.416	$9.547	$7.730
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	7	8	8
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.104	$14.208	$14.628	$13.446	$11.574	$10.465	$10.373	$9.512	$7.705	$13.199
Accumulation Unit Value at end of period	$17.078	$15.104	$14.208	$14.628	$13.446	$11.574	$10.465	$10.373	$9.512	$7.705
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	3	3	3	3
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.432	$12.648	$13.034	$11.994	$10.334	$9.353	$9.280	$8.518	$6.907	$11.844
Accumulation Unit Value at end of period	$15.172	$13.432	$12.648	$13.034	$11.994	$10.334	$9.353	$9.280	$8.518	$6.907
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.781	$13.925	$14.358	$13.218	$11.395	$10.318	$10.243	$9.407	$7.631	$13.092
Accumulation Unit Value at end of period	$16.687	$14.781	$13.925	$14.358	$13.218	$11.395	$10.318	$10.243	$9.407	$7.631
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	1

12

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.781	$13.925	$14.358	$13.218	$11.395	$10.318	$10.243	$9.407	$7.631	$13.092
Accumulation Unit Value at end of period	$16.687	$14.781	$13.925	$14.358	$13.218	$11.395	$10.318	$10.243	$9.407	$7.631
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	1
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.981	$18.834	$19.429	$17.895	$15.434	$13.983	$13.888	$12.761	$10.358	$—
Accumulation Unit Value at end of period	$22.547	$19.981	$18.834	$19.429	$17.895	$15.434	$13.983	$13.888	$12.761	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.495	$13.676	$14.123	$13.021	$11.242	$10.195	$10.136	$9.322	$7.574	$13.013
Accumulation Unit Value at end of period	$16.340	$14.495	$13.676	$14.123	$13.021	$11.242	$10.195	$10.136	$9.322	$7.574
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.740	$18.634	$19.252	$17.759	$15.340	$13.919	$13.844	$12.740	$10.356	$—
Accumulation Unit Value at end of period	$22.241	$19.740	$18.634	$19.252	$17.759	$15.340	$13.919	$13.844	$12.740	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.660	$18.568	$19.193	$17.714	$15.309	$13.897	$13.830	$12.733	$10.356	$—
Accumulation Unit Value at end of period	$22.140	$19.660	$18.568	$19.193	$17.714	$15.309	$13.897	$13.830	$12.733	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.423	$18.372	$19.018	$17.579	$15.215	$13.833	$13.786	$12.712	$10.354	$—
Accumulation Unit Value at end of period	$21.840	$19.423	$18.372	$19.018	$17.579	$15.215	$13.833	$13.786	$12.712	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$56.190	$53.263	$53.818	$49.745	$42.116	$37.301	$37.895	$33.410	$25.030	$37.976
Accumulation Unit Value at end of period	$64.089	$56.190	$53.263	$53.818	$49.745	$42.116	$37.301	$37.895	$33.410	$25.030
Number of Accumulation Units outstanding at end of period (in thousands)	752	836	947	1,052	1,195	1,373	1,563	1,810	2,041	2,389
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$54.721	$51.949	$52.569	$48.663	$41.262	$36.599	$37.238	$32.880	$24.669	$37.486
Accumulation Unit Value at end of period	$62.320	$54.721	$51.949	$52.569	$48.663	$41.262	$36.599	$37.238	$32.880	$24.669
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	3	4	5	6	7	7
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$54.429	$51.697	$52.340	$48.476	$41.124	$36.495	$37.151	$32.819	$24.636	$37.454
Accumulation Unit Value at end of period	$61.957	$54.429	$51.697	$52.340	$48.476	$41.124	$36.495	$37.151	$32.819	$24.636
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	2	2	3	38	38

13

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$53.006	$50.421	$51.125	$47.421	$40.289	$35.808	$36.507	$32.298	$24.282	$36.970
Accumulation Unit Value at end of period	$60.247	$53.006	$50.421	$51.125	$47.421	$40.289	$35.808	$36.507	$32.298	$24.282
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	2	2	2	2	3	4
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$53.006	$50.421	$51.125	$47.421	$40.289	$35.808	$36.507	$32.298	$24.282	$36.970
Accumulation Unit Value at end of period	$60.247	$53.006	$50.421	$51.125	$47.421	$40.289	$35.808	$36.507	$32.298	$24.282
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	2	2	2	2	3	4
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$51.872	$49.417	$50.182	$46.616	$39.665	$35.306	$36.049	$31.941	$24.049	$36.671
Accumulation Unit Value at end of period	$58.869	$51.872	$49.417	$50.182	$46.616	$39.665	$35.306	$36.049	$31.941	$24.049
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	1	1	1	1
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$51.872	$49.417	$50.182	$46.616	$39.665	$35.306	$36.049	$31.941	$24.049	$36.671
Accumulation Unit Value at end of period	$58.869	$51.872	$49.417	$50.182	$46.616	$39.665	$35.306	$36.049	$31.941	$24.049
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	1	1	1	1
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$51.499	$49.086	$49.871	$46.350	$39.459	$35.140	$35.897	$31.823	$23.972	$36.572
Accumulation Unit Value at end of period	$58.417	$51.499	$49.086	$49.871	$46.350	$39.459	$35.140	$35.897	$31.823	$23.972
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	2	2
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.572	$16.766	$17.051	$15.863	$13.518	$12.050	$12.322	$10.935	$8.245	$12.592
Accumulation Unit Value at end of period	$19.913	$17.572	$16.766	$17.051	$15.863	$13.518	$12.050	$12.322	$10.935	$8.245
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$50.397	$48.108	$48.951	$45.563	$38.847	$34.647	$35.447	$31.470	$23.742	$36.276
Accumulation Unit Value at end of period	$57.082	$50.397	$48.108	$48.951	$45.563	$38.847	$34.647	$35.447	$31.470	$23.742
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$50.397	$48.108	$48.951	$45.563	$38.847	$34.647	$35.447	$31.470	$23.742	$36.276
Accumulation Unit Value at end of period	$57.082	$50.397	$48.108	$48.951	$45.563	$38.847	$34.647	$35.447	$31.470	$23.742
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.095	$21.102	$21.482	$20.006	$17.065	$15.228	$15.587	$13.845	$10.450	$—
Accumulation Unit Value at end of period	$25.013	$22.095	$21.102	$21.482	$20.006	$17.065	$15.228	$15.587	$13.845	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$49.424	$47.250	$48.150	$44.885	$38.326	$34.234	$35.076	$31.188	$23.564	$36.059
Accumulation Unit Value at end of period	$55.895	$49.424	$47.250	$48.150	$44.885	$38.326	$34.234	$35.076	$31.188	$23.564
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

14

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.828	$20.878	$21.287	$19.853	$16.960	$15.157	$15.538	$13.823	$10.449	$—
Accumulation Unit Value at end of period	$24.674	$21.828	$20.878	$21.287	$19.853	$16.960	$15.157	$15.538	$13.823	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.740	$20.804	$21.222	$19.803	$16.926	$15.134	$15.522	$13.815	$10.448	$—
Accumulation Unit Value at end of period	$24.562	$21.740	$20.804	$21.222	$19.803	$16.926	$15.134	$15.522	$13.815	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	2	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.478	$20.584	$21.029	$19.652	$16.822	$15.064	$15.473	$13.792	$10.447	$—
Accumulation Unit Value at end of period	$24.229	$21.478	$20.584	$21.029	$19.652	$16.822	$15.064	$15.473	$13.792	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$32.481	$32.495	$33.451	$33.334	$25.556	$21.498	$22.896	$21.065	$16.412	$30.394
Accumulation Unit Value at end of period	$41.224	$32.481	$32.495	$33.451	$33.334	$25.556	$21.498	$22.896	$21.065	$16.412
Number of Accumulation Units outstanding at end of period (in thousands)	1,564	1,749	2,020	2,261	2,576	2,901	3,329	3,742	4,309	5,057
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$31.631	$31.693	$32.674	$32.609	$25.038	$21.094	$22.498	$20.730	$16.176	$30.002
Accumulation Unit Value at end of period	$40.086	$31.631	$31.693	$32.674	$32.609	$25.038	$21.094	$22.498	$20.730	$16.176
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	11	12	15	17	21	27	33	38
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$31.463	$31.539	$32.533	$32.484	$24.954	$21.034	$22.446	$20.692	$16.154	$29.977
Accumulation Unit Value at end of period	$39.852	$31.463	$31.539	$32.533	$32.484	$24.954	$21.034	$22.446	$20.692	$16.154
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	3	3	4	7	6	12
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$30.640	$30.761	$31.777	$31.777	$24.448	$20.638	$22.056	$20.364	$15.921	$29.589
Accumulation Unit Value at end of period	$38.752	$30.640	$30.761	$31.777	$31.777	$24.448	$20.638	$22.056	$20.364	$15.921
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	2	3	3	3	3	4	5
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$30.640	$30.761	$31.777	$31.777	$24.448	$20.638	$22.056	$20.364	$15.921	$29.589
Accumulation Unit Value at end of period	$38.752	$30.640	$30.761	$31.777	$31.777	$24.448	$20.638	$22.056	$20.364	$15.921
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	2	3	3	3	3	4	5
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$29.984	$30.147	$31.190	$31.237	$24.068	$20.348	$21.779	$20.138	$15.769	$29.350
Accumulation Unit Value at end of period	$37.865	$29.984	$30.147	$31.190	$31.237	$24.068	$20.348	$21.779	$20.138	$15.769
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	1	1	1	1	1

15

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$29.984	$30.147	$31.190	$31.237	$24.068	$20.348	$21.779	$20.138	$15.769	$29.350
Accumulation Unit Value at end of period	$37.865	$29.984	$30.147	$31.190	$31.237	$24.068	$20.348	$21.779	$20.138	$15.769
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	1	1	1	1	1
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$29.768	$29.946	$30.997	$31.059	$23.943	$20.252	$21.688	$20.064	$15.718	$29.270
Accumulation Unit Value at end of period	$37.575	$29.768	$29.946	$30.997	$31.059	$23.943	$20.252	$21.688	$20.064	$15.718
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.639	$15.748	$16.318	$16.367	$12.629	$10.693	$11.463	$10.615	$8.324	$15.517
Accumulation Unit Value at end of period	$19.721	$15.639	$15.748	$16.318	$16.367	$12.629	$10.693	$11.463	$10.615	$8.324
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$29.131	$29.349	$30.425	$30.532	$23.572	$19.968	$21.416	$19.842	$15.568	$29.034
Accumulation Unit Value at end of period	$36.715	$29.131	$29.349	$30.425	$30.532	$23.572	$19.968	$21.416	$19.842	$15.568
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$29.131	$29.349	$30.425	$30.532	$23.572	$19.968	$21.416	$19.842	$15.568	$29.034
Accumulation Unit Value at end of period	$36.715	$29.131	$29.349	$30.425	$30.532	$23.572	$19.968	$21.416	$19.842	$15.568
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.658	$19.815	$20.552	$20.634	$15.939	$13.509	$14.495	$13.436	$10.547	$—
Accumulation Unit Value at end of period	$24.764	$19.658	$19.815	$20.552	$20.634	$15.939	$13.509	$14.495	$13.436	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$28.569	$28.825	$29.927	$30.077	$23.256	$19.730	$21.192	$19.664	$15.451	$28.860
Accumulation Unit Value at end of period	$35.952	$28.569	$28.825	$29.927	$30.077	$23.256	$19.730	$21.192	$19.664	$15.451
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.421	$19.605	$20.365	$20.477	$15.841	$13.446	$14.450	$13.414	$10.546	$—
Accumulation Unit Value at end of period	$24.428	$19.421	$19.605	$20.365	$20.477	$15.841	$13.446	$14.450	$13.414	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.343	$19.536	$20.303	$20.425	$15.809	$13.425	$14.435	$13.407	$10.545	$—
Accumulation Unit Value at end of period	$24.317	$19.343	$19.536	$20.303	$20.425	$15.809	$13.425	$14.435	$13.407	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

16

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.109	$19.329	$20.118	$20.270	$15.712	$13.363	$14.389	$13.385	$10.544	$—
Accumulation Unit Value at end of period	$23.988	$19.109	$19.329	$20.118	$20.270	$15.712	$13.363	$14.389	$13.385	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Health Care Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.585	$28.058	$26.331	$20.868	$14.905	$12.331	$12.618	$12.463	$9.994	$12.196
Accumulation Unit Value at end of period	$28.024	$24.585	$28.058	$26.331	$20.868	$14.905	$12.331	$12.618	$12.463	$9.994
Number of Accumulation Units outstanding at end of period (in thousands)	708	788	1,008	1,025	1,092	1,197	1,375	1,564	1,837	2,165
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.942	$27.365	$25.720	$20.414	$14.602	$12.099	$12.399	$12.265	$9.850	$12.038
Accumulation Unit Value at end of period	$27.251	$23.942	$27.365	$25.720	$20.414	$14.602	$12.099	$12.399	$12.265	$9.850
Number of Accumulation Units outstanding at end of period (in thousands)	18	20	25	23	26	29	30	38	57	37
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$23.814	$27.233	$25.608	$20.335	$14.553	$12.065	$12.370	$12.242	$9.837	$12.028
Accumulation Unit Value at end of period	$27.092	$23.814	$27.233	$25.608	$20.335	$14.553	$12.065	$12.370	$12.242	$9.837
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	5	5	5	7	6	13
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.192	$26.561	$25.014	$19.893	$14.258	$11.838	$12.156	$12.048	$9.695	$11.873
Accumulation Unit Value at end of period	$26.344	$23.192	$26.561	$25.014	$19.893	$14.258	$11.838	$12.156	$12.048	$9.695
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	9	9	9	9	9	11	11	14
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.192	$26.561	$25.014	$19.893	$14.258	$11.838	$12.156	$12.048	$9.695	$11.873
Accumulation Unit Value at end of period	$26.344	$23.192	$26.561	$25.014	$19.893	$14.258	$11.838	$12.156	$12.048	$9.695
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	9	9	9	9	9	11	11	14
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.695	$26.032	$24.552	$19.555	$14.037	$11.672	$12.003	$11.914	$9.602	$11.776
Accumulation Unit Value at end of period	$25.741	$22.695	$26.032	$24.552	$19.555	$14.037	$11.672	$12.003	$11.914	$9.602
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	1	1
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.695	$26.032	$24.552	$19.555	$14.037	$11.672	$12.003	$11.914	$9.602	$11.776
Accumulation Unit Value at end of period	$25.741	$22.695	$26.032	$24.552	$19.555	$14.037	$11.672	$12.003	$11.914	$9.602
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	1	1
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.532	$25.857	$24.400	$19.444	$13.964	$11.617	$11.953	$11.870	$9.571	$11.745
Accumulation Unit Value at end of period	$25.544	$22.532	$25.857	$24.400	$19.444	$13.964	$11.617	$11.953	$11.870	$9.571
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	1

17

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.925	$25.185	$23.790	$18.976	$13.642	$11.360	$11.700	$11.631	$9.388	$11.531
Accumulation Unit Value at end of period	$24.830	$21.925	$25.185	$23.790	$18.976	$13.642	$11.360	$11.700	$11.631	$9.388
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.050	$25.342	$23.950	$19.114	$13.748	$11.454	$11.803	$11.739	$9.480	$11.649
Accumulation Unit Value at end of period	$24.960	$22.050	$25.342	$23.950	$19.114	$13.748	$11.454	$11.803	$11.739	$9.480
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	2	2	3
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.050	$25.342	$23.950	$19.114	$13.748	$11.454	$11.803	$11.739	$9.480	$11.649
Accumulation Unit Value at end of period	$24.960	$22.050	$25.342	$23.950	$19.114	$13.748	$11.454	$11.803	$11.739	$9.480
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	2	2	3
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.627	$28.318	$26.776	$21.379	$15.385	$12.825	$13.222	$13.157	$10.630	$—
Accumulation Unit Value at end of period	$27.863	$24.627	$28.318	$26.776	$21.379	$15.385	$12.825	$13.222	$13.157	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.624	$24.890	$23.558	$18.829	$13.563	$11.317	$11.679	$11.634	$9.409	$11.580
Accumulation Unit Value at end of period	$24.441	$21.624	$24.890	$23.558	$18.829	$13.563	$11.317	$11.679	$11.634	$9.409
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.330	$28.018	$26.532	$21.217	$15.291	$12.765	$13.180	$13.135	$10.629	$—
Accumulation Unit Value at end of period	$27.485	$24.330	$28.018	$26.532	$21.217	$15.291	$12.765	$13.180	$13.135	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.232	$27.919	$26.451	$21.163	$15.260	$12.745	$13.166	$13.128	$10.628	$—
Accumulation Unit Value at end of period	$27.361	$24.232	$27.919	$26.451	$21.163	$15.260	$12.745	$13.166	$13.128	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.939	$27.624	$26.211	$21.002	$15.166	$12.686	$13.125	$13.106	$10.626	$—
Accumulation Unit Value at end of period	$26.990	$23.939	$27.624	$26.211	$21.002	$15.166	$12.686	$13.125	$13.106	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Utilities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.908	$28.687	$32.198	$28.421	$25.277	$24.332	$26.026	$25.849	$24.349	$35.441
Accumulation Unit Value at end of period	$34.900	$28.908	$28.687	$32.198	$28.421	$25.277	$24.332	$26.026	$25.849	$24.349
Number of Accumulation Units outstanding at end of period (in thousands)	891	1,030	1,166	1,329	1,551	1,825	2,134	2,524	2,978	3,573

18

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.152	$27.979	$31.450	$27.803	$24.764	$23.874	$25.575	$25.439	$23.998	$34.984
Accumulation Unit Value at end of period	$33.937	$28.152	$27.979	$31.450	$27.803	$24.764	$23.874	$25.575	$25.439	$23.998
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	8	10	13	14	16	18	19	26
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$28.002	$27.843	$31.313	$27.696	$24.681	$23.806	$25.515	$25.392	$23.966	$34.954
Accumulation Unit Value at end of period	$33.739	$28.002	$27.843	$31.313	$27.696	$24.681	$23.806	$25.515	$25.392	$23.966
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	2	2	3	4	5	7
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.270	$27.156	$30.586	$27.094	$24.181	$23.358	$25.073	$24.989	$23.621	$34.503
Accumulation Unit Value at end of period	$32.808	$27.270	$27.156	$30.586	$27.094	$24.181	$23.358	$25.073	$24.989	$23.621
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	3	3	4	4	4	5
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$27.270	$27.156	$30.586	$27.094	$24.181	$23.358	$25.073	$24.989	$23.621	$34.503
Accumulation Unit Value at end of period	$32.808	$27.270	$27.156	$30.586	$27.094	$24.181	$23.358	$25.073	$24.989	$23.621
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	3	3	4	4	4	5
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.686	$26.615	$30.022	$26.633	$23.806	$23.031	$24.758	$24.713	$23.395	$34.224
Accumulation Unit Value at end of period	$32.058	$26.686	$26.615	$30.022	$26.633	$23.806	$23.031	$24.758	$24.713	$23.395
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	1
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.686	$26.615	$30.022	$26.633	$23.806	$23.031	$24.758	$24.713	$23.395	$34.224
Accumulation Unit Value at end of period	$32.058	$26.686	$26.615	$30.022	$26.633	$23.806	$23.031	$24.758	$24.713	$23.395
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	1
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.494	$26.437	$29.836	$26.482	$23.682	$22.923	$24.654	$24.621	$23.320	$34.131
Accumulation Unit Value at end of period	$31.811	$26.494	$26.437	$29.836	$26.482	$23.682	$22.923	$24.654	$24.621	$23.320
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.405	$14.388	$16.254	$14.441	$12.927	$12.525	$13.485	$13.480	$12.781	$18.725
Accumulation Unit Value at end of period	$17.278	$14.405	$14.388	$16.254	$14.441	$12.927	$12.525	$13.485	$13.480	$12.781
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.928	$25.910	$29.285	$26.032	$23.315	$22.601	$24.345	$24.349	$23.096	$33.855
Accumulation Unit Value at end of period	$31.084	$25.928	$25.910	$29.285	$26.032	$23.315	$22.601	$24.345	$24.349	$23.096
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.928	$25.910	$29.285	$26.032	$23.315	$22.601	$24.345	$24.349	$23.096	$33.855
Accumulation Unit Value at end of period	$31.084	$25.928	$25.910	$29.285	$26.032	$23.315	$22.601	$24.345	$24.349	$23.096
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

19

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.364	$11.363	$12.849	$11.427	$10.240	$9.931	$10.703	$10.710	$10.164	$—
Accumulation Unit Value at end of period	$13.618	$11.364	$11.363	$12.849	$11.427	$10.240	$9.931	$10.703	$10.710	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	10	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.427	$25.448	$28.806	$25.644	$23.002	$22.331	$24.090	$24.131	$22.924	$33.653
Accumulation Unit Value at end of period	$30.438	$25.427	$25.448	$28.806	$25.644	$23.002	$22.331	$24.090	$24.131	$22.924
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.227	$11.242	$12.732	$11.340	$10.177	$9.885	$10.669	$10.692	$10.163	$—
Accumulation Unit Value at end of period	$13.433	$11.227	$11.242	$12.732	$11.340	$10.177	$9.885	$10.669	$10.692	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.182	$11.202	$12.693	$11.311	$10.156	$9.870	$10.658	$10.686	$10.162	$—
Accumulation Unit Value at end of period	$13.372	$11.182	$11.202	$12.693	$11.311	$10.156	$9.870	$10.658	$10.686	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.047	$11.084	$12.578	$11.225	$10.094	$9.824	$10.625	$10.669	$10.161	$—
Accumulation Unit Value at end of period	$13.191	$11.047	$11.084	$12.578	$11.225	$10.094	$9.824	$10.625	$10.669	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.665	$1.688	$1.712	$1.736	$1.760	$1.785	$1.810	$1.835	$1.854	$1.828
Accumulation Unit Value at end of period	$1.650	$1.665	$1.688	$1.712	$1.736	$1.760	$1.785	$1.810	$1.835	$1.854
Number of Accumulation Units outstanding at end of period (in thousands)	12,195	13,427	16,227	18,545	20,545	24,947	30,269	33,006	43,750	60,529
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.621	$1.646	$1.672	$1.698	$1.724	$1.751	$1.778	$1.805	$1.827	$1.805
Accumulation Unit Value at end of period	$1.604	$1.621	$1.646	$1.672	$1.698	$1.724	$1.751	$1.778	$1.805	$1.827
Number of Accumulation Units outstanding at end of period (in thousands)	49	52	59	97	144	132	144	161	232	446
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.613	$1.639	$1.665	$1.692	$1.719	$1.746	$1.774	$1.802	$1.825	$1.803
Accumulation Unit Value at end of period	$1.595	$1.613	$1.639	$1.665	$1.692	$1.719	$1.746	$1.774	$1.802	$1.825
Number of Accumulation Units outstanding at end of period (in thousands)	112	—	15	—	9	75	75	76	76	113
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.571	$1.598	$1.626	$1.655	$1.684	$1.713	$1.743	$1.774	$1.799	$1.780
Accumulation Unit Value at end of period	$1.551	$1.571	$1.598	$1.626	$1.655	$1.684	$1.713	$1.743	$1.774	$1.799
Number of Accumulation Units outstanding at end of period (in thousands)	1	4	4	4	4	6	6	6	7	6

20

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.571	$1.598	$1.626	$1.655	$1.684	$1.713	$1.743	$1.774	$1.799	$1.780
Accumulation Unit Value at end of period	$1.551	$1.571	$1.598	$1.626	$1.655	$1.684	$1.713	$1.743	$1.774	$1.799
Number of Accumulation Units outstanding at end of period (in thousands)	1	4	4	4	4	6	6	6	7	6
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.537	$1.566	$1.596	$1.627	$1.658	$1.689	$1.721	$1.754	$1.781	$1.766
Accumulation Unit Value at end of period	$1.515	$1.537	$1.566	$1.596	$1.627	$1.658	$1.689	$1.721	$1.754	$1.781
Number of Accumulation Units outstanding at end of period (in thousands)	—	45	49	52	56	59	63	67	104	130
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.537	$1.566	$1.596	$1.627	$1.658	$1.689	$1.721	$1.754	$1.781	$1.766
Accumulation Unit Value at end of period	$1.515	$1.537	$1.566	$1.596	$1.627	$1.658	$1.689	$1.721	$1.754	$1.781
Number of Accumulation Units outstanding at end of period (in thousands)	—	45	49	52	56	59	63	67	104	130
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.526	$1.556	$1.586	$1.617	$1.649	$1.681	$1.714	$1.747	$1.776	$1.761
Accumulation Unit Value at end of period	$1.504	$1.526	$1.556	$1.586	$1.617	$1.649	$1.681	$1.714	$1.747	$1.776
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.022	$9.208	$9.398	$9.592	$9.789	$9.991	$10.197	$10.404	$10.583	$10.505
Accumulation Unit Value at end of period	$8.881	$9.022	$9.208	$9.398	$9.592	$9.789	$9.991	$10.197	$10.404	$10.583
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.493	$1.525	$1.557	$1.590	$1.623	$1.658	$1.693	$1.728	$1.759	$1.747
Accumulation Unit Value at end of period	$1.469	$1.493	$1.525	$1.557	$1.590	$1.623	$1.658	$1.693	$1.728	$1.759
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.493	$1.525	$1.557	$1.590	$1.623	$1.658	$1.693	$1.728	$1.759	$1.747
Accumulation Unit Value at end of period	$1.469	$1.493	$1.525	$1.557	$1.590	$1.623	$1.658	$1.693	$1.728	$1.759
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.456	$8.638	$8.825	$9.016	$9.211	$9.410	$9.614	$9.819	$9.998	$—
Accumulation Unit Value at end of period	$8.315	$8.456	$8.638	$8.825	$9.016	$9.211	$9.410	$9.614	$9.819	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	23	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.464	$1.498	$1.532	$1.566	$1.602	$1.638	$1.675	$1.713	$1.745	$1.736
Accumulation Unit Value at end of period	$1.439	$1.464	$1.498	$1.532	$1.566	$1.602	$1.638	$1.675	$1.713	$1.745
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.354	$8.547	$8.745	$8.947	$9.155	$9.367	$9.584	$9.803	$9.996	$—
Accumulation Unit Value at end of period	$8.202	$8.354	$8.547	$8.745	$8.947	$9.155	$9.367	$9.584	$9.803	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

21

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.320	$8.517	$8.718	$8.925	$9.136	$9.352	$9.574	$9.798	$9.996	$—
Accumulation Unit Value at end of period	$8.165	$8.320	$8.517	$8.718	$8.925	$9.136	$9.352	$9.574	$9.798	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.219	$8.426	$8.639	$8.857	$9.080	$9.309	$9.544	$9.781	$9.994	$—
Accumulation Unit Value at end of period	$8.054	$8.219	$8.426	$8.639	$8.857	$9.080	$9.309	$9.544	$9.781	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Growth Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.855	$8.414	$8.425	$7.484	$5.558	$4.783	$5.045	$4.351	$3.124	$5.079
Accumulation Unit Value at end of period	$11.465	$8.855	$8.414	$8.425	$7.484	$5.558	$4.783	$5.045	$4.351	$3.124
Number of Accumulation Units outstanding at end of period (in thousands)	24,384	26,917	764	806	880	905	921	959	1,101	1,055
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$8.633	$8.216	$8.238	$7.329	$5.451	$4.698	$4.963	$4.287	$3.082	$5.019
Accumulation Unit Value at end of period	$11.161	$8.633	$8.216	$8.238	$7.329	$5.451	$4.698	$4.963	$4.287	$3.082
Number of Accumulation Units outstanding at end of period (in thousands)	174	207	7	8	11	12	14	14	20	18
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$8.577	$8.167	$8.193	$7.293	$5.427	$4.679	$4.946	$4.274	$3.074	$5.009
Accumulation Unit Value at end of period	$11.083	$8.577	$8.167	$8.193	$7.293	$5.427	$4.679	$4.946	$4.274	$3.074
Number of Accumulation Units outstanding at end of period (in thousands)	14	15	10	10	9	9	10	10	10	15
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.362	$7.974	$8.012	$7.142	$5.323	$4.596	$4.865	$4.211	$3.034	$4.950
Accumulation Unit Value at end of period	$10.789	$8.362	$7.974	$8.012	$7.142	$5.323	$4.596	$4.865	$4.211	$3.034
Number of Accumulation Units outstanding at end of period (in thousands)	8	11	1	1	1	2	2	2	2	3
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$8.362	$7.974	$8.012	$7.142	$5.323	$4.596	$4.865	$4.211	$3.034	$4.950
Accumulation Unit Value at end of period	$10.789	$8.362	$7.974	$8.012	$7.142	$5.323	$4.596	$4.865	$4.211	$3.034
Number of Accumulation Units outstanding at end of period (in thousands)	8	11	1	1	1	2	2	2	2	3
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.183	$7.815	$7.864	$7.021	$5.240	$4.532	$4.804	$4.164	$3.005	$4.910
Accumulation Unit Value at end of period	$10.543	$8.183	$7.815	$7.864	$7.021	$5.240	$4.532	$4.804	$4.164	$3.005
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	3	3	3	2	2	2	3	2
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.183	$7.815	$7.864	$7.021	$5.240	$4.532	$4.804	$4.164	$3.005	$4.910
Accumulation Unit Value at end of period	$10.543	$8.183	$7.815	$7.864	$7.021	$5.240	$4.532	$4.804	$4.164	$3.005
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	3	3	3	2	2	2	3	2

22

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.125	$7.763	$7.815	$6.981	$5.213	$4.511	$4.784	$4.149	$2.995	$4.897
Accumulation Unit Value at end of period	$10.462	$8.125	$7.763	$7.815	$6.981	$5.213	$4.511	$4.784	$4.149	$2.995
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.606	$17.796	$17.934	$16.035	$11.986	$10.381	$11.022	$9.568	$6.914	$11.316
Accumulation Unit Value at end of period	$23.935	$18.606	$17.796	$17.934	$16.035	$11.986	$10.381	$11.022	$9.568	$6.914
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.951	$7.608	$7.671	$6.862	$5.132	$4.447	$4.724	$4.103	$2.966	$4.857
Accumulation Unit Value at end of period	$10.222	$7.951	$7.608	$7.671	$6.862	$5.132	$4.447	$4.724	$4.103	$2.966
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.951	$7.608	$7.671	$6.862	$5.132	$4.447	$4.724	$4.103	$2.966	$4.857
Accumulation Unit Value at end of period	$10.222	$7.951	$7.608	$7.671	$6.862	$5.132	$4.447	$4.724	$4.103	$2.966
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.677	$26.498	$26.730	$23.924	$17.901	$15.520	$16.493	$14.333	$10.367	$—
Accumulation Unit Value at end of period	$35.567	$27.677	$26.498	$26.730	$23.924	$17.901	$15.520	$16.493	$14.333	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.797	$7.472	$7.546	$6.760	$5.063	$4.394	$4.674	$4.066	$2.944	$4.828
Accumulation Unit Value at end of period	$10.010	$7.797	$7.472	$7.546	$6.760	$5.063	$4.394	$4.674	$4.066	$2.944
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.343	$26.217	$26.487	$23.742	$17.791	$15.448	$16.442	$14.309	$10.365	$—
Accumulation Unit Value at end of period	$35.085	$27.343	$26.217	$26.487	$23.742	$17.791	$15.448	$16.442	$14.309	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.232	$26.124	$26.406	$23.682	$17.755	$15.424	$16.424	$14.301	$10.365	$—
Accumulation Unit Value at end of period	$34.926	$27.232	$26.124	$26.406	$23.682	$17.755	$15.424	$16.424	$14.301	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.904	$25.848	$26.166	$23.501	$17.646	$15.352	$16.373	$14.278	$10.363	$—
Accumulation Unit Value at end of period	$34.453	$26.904	$25.848	$26.166	$23.501	$17.646	$15.352	$16.373	$14.278	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

23

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT High Yield Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$56.147	$49.229	$52.631	$52.371	$49.129	$42.823	$42.639	$37.751	$25.469	$34.907
Accumulation Unit Value at end of period	$59.363	$56.147	$49.229	$52.631	$52.371	$49.129	$42.823	$42.639	$37.751	$25.469
Number of Accumulation Units outstanding at end of period (in thousands)	608	743	778	937	1,166	1,385	1,553	1,839	2,136	2,428
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$54.679	$48.015	$51.409	$51.232	$48.132	$42.017	$41.900	$37.152	$25.102	$34.456
Accumulation Unit Value at end of period	$57.725	$54.679	$48.015	$51.409	$51.232	$48.132	$42.017	$41.900	$37.152	$25.102
Number of Accumulation Units outstanding at end of period (in thousands)	4	9	10	11	12	10	13	15	20	23
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$54.388	$47.782	$51.186	$51.036	$47.971	$41.898	$41.802	$37.084	$25.068	$34.427
Accumulation Unit Value at end of period	$57.388	$54.388	$47.782	$51.186	$51.036	$47.971	$41.898	$41.802	$37.084	$25.068
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	1	3	3	9
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$52.966	$46.603	$49.998	$49.926	$46.999	$41.110	$41.077	$36.496	$24.708	$33.983
Accumulation Unit Value at end of period	$55.805	$52.966	$46.603	$49.998	$49.926	$46.999	$41.110	$41.077	$36.496	$24.708
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	3	3	5	5	9
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$52.966	$46.603	$49.998	$49.926	$46.999	$41.110	$41.077	$36.496	$24.708	$33.983
Accumulation Unit Value at end of period	$55.805	$52.966	$46.603	$49.998	$49.926	$46.999	$41.110	$41.077	$36.496	$24.708
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	3	3	5	5	9
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$51.833	$45.675	$49.076	$49.078	$46.270	$40.533	$40.562	$36.092	$24.471	$33.708
Accumulation Unit Value at end of period	$54.529	$51.833	$45.675	$49.076	$49.078	$46.270	$40.533	$40.562	$36.092	$24.471
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	1	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$51.833	$45.675	$49.076	$49.078	$46.270	$40.533	$40.562	$36.092	$24.471	$33.708
Accumulation Unit Value at end of period	$54.529	$51.833	$45.675	$49.076	$49.078	$46.270	$40.533	$40.562	$36.092	$24.471
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	1	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$51.461	$45.369	$48.772	$48.799	$46.030	$40.343	$40.391	$35.958	$24.393	$33.617
Accumulation Unit Value at end of period	$54.110	$51.461	$45.369	$48.772	$48.799	$46.030	$40.343	$40.391	$35.958	$24.393
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.338	$16.184	$17.415	$17.442	$16.469	$14.448	$14.480	$12.904	$8.762	$12.088
Accumulation Unit Value at end of period	$19.263	$18.338	$16.184	$17.415	$17.442	$16.469	$14.448	$14.480	$12.904	$8.762
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$50.360	$44.466	$47.872	$47.970	$45.316	$39.777	$39.885	$35.560	$24.159	$33.345
Accumulation Unit Value at end of period	$52.873	$50.360	$44.466	$47.872	$47.970	$45.316	$39.777	$39.885	$35.560	$24.159
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	1	1

24

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$50.360	$44.466	$47.872	$47.970	$45.316	$39.777	$39.885	$35.560	$24.159	$33.345
Accumulation Unit Value at end of period	$52.873	$50.360	$44.466	$47.872	$47.970	$45.316	$39.777	$39.885	$35.560	$24.159
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	1	1
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.669	$19.142	$20.619	$20.672	$19.538	$17.158	$17.213	$15.355	$10.437	$—
Accumulation Unit Value at end of period	$22.739	$21.669	$19.142	$20.619	$20.672	$19.538	$17.158	$17.213	$15.355	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	2	1	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$49.387	$43.672	$47.089	$47.256	$44.709	$39.303	$39.468	$35.242	$23.978	$33.145
Accumulation Unit Value at end of period	$51.775	$49.387	$43.672	$47.089	$47.256	$44.709	$39.303	$39.468	$35.242	$23.978
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.408	$18.940	$20.432	$20.515	$19.418	$17.079	$17.159	$15.330	$10.435	$—
Accumulation Unit Value at end of period	$22.431	$21.408	$18.940	$20.432	$20.515	$19.418	$17.079	$17.159	$15.330	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.321	$18.873	$20.370	$20.463	$19.379	$17.053	$17.141	$15.321	$10.435	$—
Accumulation Unit Value at end of period	$22.330	$21.321	$18.873	$20.370	$20.463	$19.379	$17.053	$17.141	$15.321	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.064	$18.673	$20.184	$20.307	$19.260	$16.974	$17.088	$15.296	$10.433	$—
Accumulation Unit Value at end of period	$22.027	$21.064	$18.673	$20.184	$20.307	$19.260	$16.974	$17.088	$15.296	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$40.256	$39.918	$40.970	$38.946	$38.671	$35.310	$34.051	$31.329	$21.579	$28.713
Accumulation Unit Value at end of period	$42.040	$40.256	$39.918	$40.970	$38.946	$38.671	$35.310	$34.051	$31.329	$21.579
Number of Accumulation Units outstanding at end of period (in thousands)	1,276	1,444	1,677	1,986	2,312	2,701	3,024	3,481	3,987	4,833
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$39.204	$38.933	$40.019	$38.099	$37.887	$34.646	$33.461	$30.832	$21.269	$28.342
Accumulation Unit Value at end of period	$40.880	$39.204	$38.933	$40.019	$38.099	$37.887	$34.646	$33.461	$30.832	$21.269
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	14	25	33	34	37	43	50	57
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$38.995	$38.745	$39.845	$37.953	$37.761	$34.547	$33.383	$30.775	$21.240	$28.318
Accumulation Unit Value at end of period	$40.642	$38.995	$38.745	$39.845	$37.953	$37.761	$34.547	$33.383	$30.775	$21.240
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	7	8	9	10	12	16

25

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$37.975	$37.789	$38.920	$37.128	$36.995	$33.897	$32.804	$30.287	$20.935	$27.953
Accumulation Unit Value at end of period	$39.520	$37.975	$37.789	$38.920	$37.128	$36.995	$33.897	$32.804	$30.287	$20.935
Number of Accumulation Units outstanding at end of period (in thousands)	3	6	7	8	9	9	10	13	16	22
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$37.975	$37.789	$38.920	$37.128	$36.995	$33.897	$32.804	$30.287	$20.935	$27.953
Accumulation Unit Value at end of period	$39.520	$37.975	$37.789	$38.920	$37.128	$36.995	$33.897	$32.804	$30.287	$20.935
Number of Accumulation Units outstanding at end of period (in thousands)	3	6	7	8	9	9	10	13	16	22
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$37.163	$37.036	$38.202	$36.497	$36.421	$33.422	$32.392	$29.952	$20.734	$27.726
Accumulation Unit Value at end of period	$38.617	$37.163	$37.036	$38.202	$36.497	$36.421	$33.422	$32.392	$29.952	$20.734
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	5	6	10	11	10
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$37.163	$37.036	$38.202	$36.497	$36.421	$33.422	$32.392	$29.952	$20.734	$27.726
Accumulation Unit Value at end of period	$38.617	$37.163	$37.036	$38.202	$36.497	$36.421	$33.422	$32.392	$29.952	$20.734
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	5	6	10	11	10
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$36.896	$36.788	$37.966	$36.290	$36.232	$33.265	$32.256	$29.841	$20.668	$27.651
Accumulation Unit Value at end of period	$38.320	$36.896	$36.788	$37.966	$36.290	$36.232	$33.265	$32.256	$29.841	$20.668
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.479	$14.451	$14.928	$14.284	$14.275	$13.119	$12.734	$11.793	$8.176	$10.949
Accumulation Unit Value at end of period	$15.023	$14.479	$14.451	$14.928	$14.284	$14.275	$13.119	$12.734	$11.793	$8.176
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$36.107	$36.055	$37.265	$35.673	$35.670	$32.798	$31.852	$29.511	$20.470	$27.428
Accumulation Unit Value at end of period	$37.444	$36.107	$36.055	$37.265	$35.673	$35.670	$32.798	$31.852	$29.511	$20.470
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$36.107	$36.055	$37.265	$35.673	$35.670	$32.798	$31.852	$29.511	$20.470	$27.428
Accumulation Unit Value at end of period	$37.444	$36.107	$36.055	$37.265	$35.673	$35.670	$32.798	$31.852	$29.511	$20.470
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.497	$18.479	$19.109	$18.302	$18.310	$16.844	$16.366	$15.171	$10.528	$—
Accumulation Unit Value at end of period	$19.172	$18.497	$18.479	$19.109	$18.302	$18.310	$16.844	$16.366	$15.171	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	1	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$35.409	$35.412	$36.655	$35.142	$35.192	$32.407	$31.519	$29.246	$20.317	$27.263
Accumulation Unit Value at end of period	$36.666	$35.409	$35.412	$36.655	$35.142	$35.192	$32.407	$31.519	$29.246	$20.317
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	3

26

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.273	$18.284	$18.935	$18.163	$18.198	$16.766	$16.315	$15.146	$10.527	$—
Accumulation Unit Value at end of period	$18.912	$18.273	$18.284	$18.935	$18.163	$18.198	$16.766	$16.315	$15.146	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.200	$18.219	$18.878	$18.117	$18.160	$16.740	$16.297	$15.137	$10.526	$—
Accumulation Unit Value at end of period	$18.827	$18.200	$18.219	$18.878	$18.117	$18.160	$16.740	$16.297	$15.137	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.980	$18.026	$18.706	$17.979	$18.049	$16.662	$16.246	$15.113	$10.525	$—
Accumulation Unit Value at end of period	$18.572	$17.980	$18.026	$18.706	$17.979	$18.049	$16.662	$16.246	$15.113	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.617	$22.416	$22.639	$24.575	$19.403	$16.100	$19.603	$18.028	$14.626	$26.412
Accumulation Unit Value at end of period	$27.057	$21.617	$22.416	$22.639	$24.575	$19.403	$16.100	$19.603	$18.028	$14.626
Number of Accumulation Units outstanding at end of period (in thousands)	968	1,083	1,230	1,382	1,565	1,841	2,164	2,512	2,968	3,585
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.052	$21.863	$22.113	$24.040	$19.009	$15.797	$19.263	$17.742	$14.415	$26.071
Accumulation Unit Value at end of period	$26.310	$21.052	$21.863	$22.113	$24.040	$19.009	$15.797	$19.263	$17.742	$14.415
Number of Accumulation Units outstanding at end of period (in thousands)	10	12	13	23	25	27	29	32	35	42
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$20.939	$21.757	$22.017	$23.948	$18.945	$15.752	$19.218	$17.709	$14.396	$26.049
Accumulation Unit Value at end of period	$26.156	$20.939	$21.757	$22.017	$23.948	$18.945	$15.752	$19.218	$17.709	$14.396
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	3	3	5	4	6
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.391	$21.220	$21.506	$23.427	$18.561	$15.455	$18.884	$17.428	$14.189	$25.712
Accumulation Unit Value at end of period	$25.434	$20.391	$21.220	$21.506	$23.427	$18.561	$15.455	$18.884	$17.428	$14.189
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	5	5	5	5	5	7	9	11
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.391	$21.220	$21.506	$23.427	$18.561	$15.455	$18.884	$17.428	$14.189	$25.712
Accumulation Unit Value at end of period	$25.434	$20.391	$21.220	$21.506	$23.427	$18.561	$15.455	$18.884	$17.428	$14.189
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	5	5	5	5	5	7	9	11
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.955	$20.797	$21.109	$23.029	$18.273	$15.239	$18.647	$17.235	$14.053	$25.504
Accumulation Unit Value at end of period	$24.853	$19.955	$20.797	$21.109	$23.029	$18.273	$15.239	$18.647	$17.235	$14.053
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	2	2	4	6	4

27

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.955	$20.797	$21.109	$23.029	$18.273	$15.239	$18.647	$17.235	$14.053	$25.504
Accumulation Unit Value at end of period	$24.853	$19.955	$20.797	$21.109	$23.029	$18.273	$15.239	$18.647	$17.235	$14.053
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	2	2	4	6	4
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.812	$20.658	$20.978	$22.898	$18.178	$15.167	$18.569	$17.171	$14.008	$25.435
Accumulation Unit Value at end of period	$24.662	$19.812	$20.658	$20.978	$22.898	$18.178	$15.167	$18.569	$17.171	$14.008
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	2	2	2
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.035	$13.606	$13.830	$15.111	$12.009	$10.029	$12.291	$11.377	$9.291	$16.887
Accumulation Unit Value at end of period	$16.210	$13.035	$13.606	$13.830	$15.111	$12.009	$10.029	$12.291	$11.377	$9.291
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.388	$20.246	$20.591	$22.509	$17.896	$14.954	$18.336	$16.981	$13.873	$25.229
Accumulation Unit Value at end of period	$24.098	$19.388	$20.246	$20.591	$22.509	$17.896	$14.954	$18.336	$16.981	$13.873
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	1
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.388	$20.246	$20.591	$22.509	$17.896	$14.954	$18.336	$16.981	$13.873	$25.229
Accumulation Unit Value at end of period	$24.098	$19.388	$20.246	$20.591	$22.509	$17.896	$14.954	$18.336	$16.981	$13.873
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	1
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.869	$15.536	$15.808	$17.289	$13.753	$11.498	$14.105	$13.069	$10.683	$—
Accumulation Unit Value at end of period	$18.473	$14.869	$15.536	$15.808	$17.289	$13.753	$11.498	$14.105	$13.069	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	2	2	3	2	2	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.013	$19.885	$20.253	$22.174	$17.656	$14.776	$18.144	$16.829	$13.770	$25.078
Accumulation Unit Value at end of period	$23.597	$19.013	$19.885	$20.253	$22.174	$17.656	$14.776	$18.144	$16.829	$13.770
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.690	$15.371	$15.664	$17.158	$13.669	$11.444	$14.061	$13.048	$10.681	$—
Accumulation Unit Value at end of period	$18.222	$14.690	$15.371	$15.664	$17.158	$13.669	$11.444	$14.061	$13.048	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.630	$15.317	$15.616	$17.114	$13.641	$11.427	$14.046	$13.041	$10.681	$—
Accumulation Unit Value at end of period	$18.139	$14.630	$15.317	$15.616	$17.114	$13.641	$11.427	$14.046	$13.041	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	2	—	—	—

28

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.454	$15.154	$15.474	$16.984	$13.557	$11.374	$14.002	$13.019	$10.679	$—
Accumulation Unit Value at end of period	$17.894	$14.454	$15.154	$15.474	$16.984	$13.557	$11.374	$14.002	$13.019	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.095	$18.534	$18.549	$19.990	$16.522	$13.820	$17.018	$15.342	$11.213	$19.730
Accumulation Unit Value at end of period	$22.819	$17.095	$18.534	$18.549	$19.990	$16.522	$13.820	$17.018	$15.342	$11.213
Number of Accumulation Units outstanding at end of period (in thousands)	548	564	642	735	843	1,000	1,255	1,391	1,617	1,897
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.648	$18.077	$18.118	$19.555	$16.187	$13.560	$16.723	$15.099	$11.051	$19.475
Accumulation Unit Value at end of period	$22.189	$16.648	$18.077	$18.118	$19.555	$16.187	$13.560	$16.723	$15.099	$11.051
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	6	7	11	12	12	14	18
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.559	$17.989	$18.039	$19.480	$16.133	$13.521	$16.684	$15.071	$11.036	$19.459
Accumulation Unit Value at end of period	$22.060	$16.559	$17.989	$18.039	$19.480	$16.133	$13.521	$16.684	$15.071	$11.036
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	4	4	4
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.126	$17.545	$17.621	$19.056	$15.805	$13.267	$16.394	$14.832	$10.878	$19.207
Accumulation Unit Value at end of period	$21.451	$16.126	$17.545	$17.621	$19.056	$15.805	$13.267	$16.394	$14.832	$10.878
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	3	3	4	4	4	6
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.126	$17.545	$17.621	$19.056	$15.805	$13.267	$16.394	$14.832	$10.878	$19.207
Accumulation Unit Value at end of period	$21.451	$16.126	$17.545	$17.621	$19.056	$15.805	$13.267	$16.394	$14.832	$10.878
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	3	3	4	4	4	6
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.781	$17.195	$17.295	$18.733	$15.560	$13.081	$16.189	$14.668	$10.773	$19.052
Accumulation Unit Value at end of period	$20.960	$15.781	$17.195	$17.295	$18.733	$15.560	$13.081	$16.189	$14.668	$10.773
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	1	1	1	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.781	$17.195	$17.295	$18.733	$15.560	$13.081	$16.189	$14.668	$10.773	$19.052
Accumulation Unit Value at end of period	$20.960	$15.781	$17.195	$17.295	$18.733	$15.560	$13.081	$16.189	$14.668	$10.773
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	1	1	1	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.667	$17.080	$17.188	$18.626	$15.479	$13.019	$16.121	$14.613	$10.739	$19.000
Accumulation Unit Value at end of period	$20.799	$15.667	$17.080	$17.188	$18.626	$15.479	$13.019	$16.121	$14.613	$10.739
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

29

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.658	$15.996	$16.113	$17.478	$14.540	$12.241	$15.173	$13.768	$10.127	$17.937
Accumulation Unit Value at end of period	$19.440	$14.658	$15.996	$16.113	$17.478	$14.540	$12.241	$15.173	$13.768	$10.127
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.332	$16.740	$16.871	$18.310	$15.239	$12.836	$15.918	$14.452	$10.636	$18.847
Accumulation Unit Value at end of period	$20.324	$15.332	$16.740	$16.871	$18.310	$15.239	$12.836	$15.918	$14.452	$10.636
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.332	$16.740	$16.871	$18.310	$15.239	$12.836	$15.918	$14.452	$10.636	$18.847
Accumulation Unit Value at end of period	$20.324	$15.332	$16.740	$16.871	$18.310	$15.239	$12.836	$15.918	$14.452	$10.636
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.383	$16.804	$16.944	$18.398	$15.320	$12.911	$16.019	$14.550	$10.714	$—
Accumulation Unit Value at end of period	$20.381	$15.383	$16.804	$16.944	$18.398	$15.320	$12.911	$16.019	$14.550	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.036	$16.441	$16.595	$18.037	$15.035	$12.683	$15.752	$14.322	$10.556	$18.734
Accumulation Unit Value at end of period	$19.901	$15.036	$16.441	$16.595	$18.037	$15.035	$12.683	$15.752	$14.322	$10.556
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.197	$16.626	$16.790	$18.258	$15.226	$12.851	$15.969	$14.526	$10.712	$—
Accumulation Unit Value at end of period	$20.105	$15.197	$16.626	$16.790	$18.258	$15.226	$12.851	$15.969	$14.526	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.136	$16.567	$16.739	$18.211	$15.195	$12.831	$15.952	$14.518	$10.712	$—
Accumulation Unit Value at end of period	$20.014	$15.136	$16.567	$16.739	$18.211	$15.195	$12.831	$15.952	$14.518	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.953	$16.392	$16.586	$18.073	$15.102	$12.772	$15.902	$14.495	$10.710	$—
Accumulation Unit Value at end of period	$19.742	$14.953	$16.392	$16.586	$18.073	$15.102	$12.772	$15.902	$14.495	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.576	$19.601	$20.223	$22.609	$18.696	$15.566	$18.253	$17.232	$13.826	$25.893
Accumulation Unit Value at end of period	$24.141	$19.576	$19.601	$20.223	$22.609	$18.696	$15.566	$18.253	$17.232	$13.826

30

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of Accumulation Units outstanding at end of period (in thousands)	669	754	859	987	1,135	1,357	1,622	1,936	2,287	2,886
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.064	$19.117	$19.753	$22.117	$18.317	$15.273	$17.936	$16.958	$13.627	$25.559
Accumulation Unit Value at end of period	$23.475	$19.064	$19.117	$19.753	$22.117	$18.317	$15.273	$17.936	$16.958	$13.627
Number of Accumulation Units outstanding at end of period (in thousands)	5	7	8	13	15	16	22	22	26	30
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$18.962	$19.025	$19.667	$22.032	$18.255	$15.229	$17.894	$16.927	$13.609	$25.537
Accumulation Unit Value at end of period	$23.338	$18.962	$19.025	$19.667	$22.032	$18.255	$15.229	$17.894	$16.927	$13.609
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	2	2	3
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.467	$18.555	$19.211	$21.553	$17.885	$14.943	$17.584	$16.658	$13.413	$25.207
Accumulation Unit Value at end of period	$22.693	$18.467	$18.555	$19.211	$21.553	$17.885	$14.943	$17.584	$16.658	$13.413
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	2	2	4	4	5	6	8	9
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.467	$18.555	$19.211	$21.553	$17.885	$14.943	$17.584	$16.658	$13.413	$25.207
Accumulation Unit Value at end of period	$22.693	$18.467	$18.555	$19.211	$21.553	$17.885	$14.943	$17.584	$16.658	$13.413
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	2	2	4	4	5	6	8	9
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.071	$18.185	$18.856	$21.187	$17.608	$14.733	$17.363	$16.474	$13.285	$25.003
Accumulation Unit Value at end of period	$22.175	$18.071	$18.185	$18.856	$21.187	$17.608	$14.733	$17.363	$16.474	$13.285
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	1	1	2	4	5	4
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.071	$18.185	$18.856	$21.187	$17.608	$14.733	$17.363	$16.474	$13.285	$25.003
Accumulation Unit Value at end of period	$22.175	$18.071	$18.185	$18.856	$21.187	$17.608	$14.733	$17.363	$16.474	$13.285
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	1	1	2	4	5	4
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.941	$18.064	$18.739	$21.066	$17.516	$14.664	$17.290	$16.413	$13.242	$24.936
Accumulation Unit Value at end of period	$22.004	$17.941	$18.064	$18.739	$21.066	$17.516	$14.664	$17.290	$16.413	$13.242
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.543	$12.641	$13.127	$14.772	$12.295	$10.303	$12.160	$11.555	$9.332	$17.590
Accumulation Unit Value at end of period	$15.368	$12.543	$12.641	$13.127	$14.772	$12.295	$10.303	$12.160	$11.555	$9.332
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	1
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.557	$17.704	$18.393	$20.708	$17.244	$14.458	$17.073	$16.231	$13.115	$24.734
Accumulation Unit Value at end of period	$21.501	$17.557	$17.704	$18.393	$20.708	$17.244	$14.458	$17.073	$16.231	$13.115
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.557	$17.704	$18.393	$20.708	$17.244	$14.458	$17.073	$16.231	$13.115	$24.734
Accumulation Unit Value at end of period	$21.501	$17.557	$17.704	$18.393	$20.708	$17.244	$14.458	$17.073	$16.231	$13.115

31

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.342	$14.469	$15.040	$16.942	$14.115	$11.840	$13.989	$13.305	$10.756	$—
Accumulation Unit Value at end of period	$17.555	$14.342	$14.469	$15.040	$16.942	$14.115	$11.840	$13.989	$13.305	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.218	$17.388	$18.092	$20.400	$17.013	$14.285	$16.895	$16.086	$13.017	$24.586
Accumulation Unit Value at end of period	$21.054	$17.218	$17.388	$18.092	$20.400	$17.013	$14.285	$16.895	$16.086	$13.017
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.169	$14.316	$14.903	$16.812	$14.028	$11.785	$13.945	$13.284	$10.755	$—
Accumulation Unit Value at end of period	$17.317	$14.169	$14.316	$14.903	$16.812	$14.028	$11.785	$13.945	$13.284	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.112	$14.265	$14.858	$16.770	$14.000	$11.767	$13.930	$13.276	$10.754	$—
Accumulation Unit Value at end of period	$17.238	$14.112	$14.265	$14.858	$16.770	$14.000	$11.767	$13.930	$13.276	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.941	$14.114	$14.722	$16.642	$13.914	$11.712	$13.886	$13.255	$10.753	$—
Accumulation Unit Value at end of period	$17.005	$13.941	$14.114	$14.722	$16.642	$13.914	$11.712	$13.886	$13.255	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Investors Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.793	$15.159	$15.680	$13.918	$10.415	$9.022	$9.123	$8.099	$6.261	$10.484
Accumulation Unit Value at end of period	$20.393	$16.793	$15.159	$15.680	$13.918	$10.415	$9.022	$9.123	$8.099	$6.261
Number of Accumulation Units outstanding at end of period (in thousands)	1,640	1,854	2,085	2,437	2,939	3,460	3,978	4,600	5,332	5,926
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.354	$14.785	$15.315	$13.615	$10.203	$8.852	$8.965	$7.970	$6.171	$10.349
Accumulation Unit Value at end of period	$19.830	$16.354	$14.785	$15.315	$13.615	$10.203	$8.852	$8.965	$7.970	$6.171
Number of Accumulation Units outstanding at end of period (in thousands)	40	45	44	52	54	75	84	103	121	123
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.267	$14.713	$15.249	$13.563	$10.169	$8.827	$8.944	$7.955	$6.162	$10.340
Accumulation Unit Value at end of period	$19.714	$16.267	$14.713	$15.249	$13.563	$10.169	$8.827	$8.944	$7.955	$6.162
Number of Accumulation Units outstanding at end of period (in thousands)	12	16	16	16	19	21	22	23	25	15

32

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.841	$14.350	$14.895	$13.267	$9.963	$8.661	$8.789	$7.829	$6.074	$10.207
Accumulation Unit Value at end of period	$19.170	$15.841	$14.350	$14.895	$13.267	$9.963	$8.661	$8.789	$7.829	$6.074
Number of Accumulation Units outstanding at end of period (in thousands)	1	5	5	5	6	6	10	12	17	19
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.841	$14.350	$14.895	$13.267	$9.963	$8.661	$8.789	$7.829	$6.074	$10.207
Accumulation Unit Value at end of period	$19.170	$15.841	$14.350	$14.895	$13.267	$9.963	$8.661	$8.789	$7.829	$6.074
Number of Accumulation Units outstanding at end of period (in thousands)	1	5	5	5	6	6	10	12	17	19
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.502	$14.064	$14.620	$13.042	$9.808	$8.539	$8.679	$7.742	$6.015	$10.124
Accumulation Unit Value at end of period	$18.731	$15.502	$14.064	$14.620	$13.042	$9.808	$8.539	$8.679	$7.742	$6.015
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	2	2	4	8	5
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.502	$14.064	$14.620	$13.042	$9.808	$8.539	$8.679	$7.742	$6.015	$10.124
Accumulation Unit Value at end of period	$18.731	$15.502	$14.064	$14.620	$13.042	$9.808	$8.539	$8.679	$7.742	$6.015
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	2	2	4	8	5
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.391	$13.970	$14.529	$12.968	$9.757	$8.499	$8.642	$7.714	$5.996	$10.097
Accumulation Unit Value at end of period	$18.587	$15.391	$13.970	$14.529	$12.968	$9.757	$8.499	$8.642	$7.714	$5.996
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.659	$16.953	$17.650	$15.768	$11.877	$10.356	$10.540	$9.417	$7.328	$12.351
Accumulation Unit Value at end of period	$22.511	$18.659	$16.953	$17.650	$15.768	$11.877	$10.356	$10.540	$9.417	$7.328
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.062	$13.691	$14.261	$12.748	$9.606	$8.380	$8.534	$7.628	$5.939	$10.015
Accumulation Unit Value at end of period	$18.162	$15.062	$13.691	$14.261	$12.748	$9.606	$8.380	$8.534	$7.628	$5.939
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.062	$13.691	$14.261	$12.748	$9.606	$8.380	$8.534	$7.628	$5.939	$10.015
Accumulation Unit Value at end of period	$18.162	$15.062	$13.691	$14.261	$12.748	$9.606	$8.380	$8.534	$7.628	$5.939
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.724	$23.396	$24.381	$21.805	$16.439	$14.348	$14.619	$13.074	$10.183	$—
Accumulation Unit Value at end of period	$31.005	$25.724	$23.396	$24.381	$21.805	$16.439	$14.348	$14.619	$13.074	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	1	1	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.771	$13.447	$14.028	$12.558	$9.477	$8.280	$8.444	$7.560	$5.894	$9.955
Accumulation Unit Value at end of period	$17.785	$14.771	$13.447	$14.028	$12.558	$9.477	$8.280	$8.444	$7.560	$5.894
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

33

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.414	$23.148	$24.160	$21.639	$16.339	$14.282	$14.573	$13.053	$10.182	$—
Accumulation Unit Value at end of period	$30.585	$25.414	$23.148	$24.160	$21.639	$16.339	$14.282	$14.573	$13.053	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.311	$23.066	$24.086	$21.584	$16.305	$14.260	$14.557	$13.046	$10.181	$—
Accumulation Unit Value at end of period	$30.446	$25.311	$23.066	$24.086	$21.584	$16.305	$14.260	$14.557	$13.046	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.005	$22.822	$23.867	$21.419	$16.205	$14.194	$14.512	$13.024	$10.180	$—
Accumulation Unit Value at end of period	$30.033	$25.005	$22.822	$23.867	$21.419	$16.205	$14.194	$14.512	$13.024	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Multi-Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$40.125	$37.655	$38.213	$34.052	$25.253	$21.871	$23.317	$19.726	$15.099	$24.946
Accumulation Unit Value at end of period	$51.262	$40.125	$37.655	$38.213	$34.052	$25.253	$21.871	$23.317	$19.726	$15.099
Number of Accumulation Units outstanding at end of period (in thousands)	3,199	3,543	3,937	4,382	5,040	5,767	6,611	7,554	6,601	7,428
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$39.076	$36.726	$37.326	$33.311	$24.740	$21.460	$22.913	$19.413	$14.882	$24.624
Accumulation Unit Value at end of period	$49.847	$39.076	$36.726	$37.326	$33.311	$24.740	$21.460	$22.913	$19.413	$14.882
Number of Accumulation Units outstanding at end of period (in thousands)	22	24	27	36	41	52	58	62	41	44
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$38.867	$36.548	$37.164	$33.183	$24.657	$21.399	$22.859	$19.377	$14.862	$24.603
Accumulation Unit Value at end of period	$49.556	$38.867	$36.548	$37.164	$33.183	$24.657	$21.399	$22.859	$19.377	$14.862
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	7	7	7	8	9	14	11	19
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$37.851	$35.645	$36.300	$32.461	$24.157	$20.996	$22.462	$19.069	$14.648	$24.285
Accumulation Unit Value at end of period	$48.187	$37.851	$35.645	$36.300	$32.461	$24.157	$20.996	$22.462	$19.069	$14.648
Number of Accumulation Units outstanding at end of period (in thousands)	18	18	18	19	25	25	26	27	17	14
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$37.851	$35.645	$36.300	$32.461	$24.157	$20.996	$22.462	$19.069	$14.648	$24.285
Accumulation Unit Value at end of period	$48.187	$37.851	$35.645	$36.300	$32.461	$24.157	$20.996	$22.462	$19.069	$14.648
Number of Accumulation Units outstanding at end of period (in thousands)	18	18	18	19	25	25	26	27	17	14
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$37.041	$34.935	$35.630	$31.909	$23.782	$20.701	$22.180	$18.858	$14.507	$24.089
Accumulation Unit Value at end of period	$47.086	$37.041	$34.935	$35.630	$31.909	$23.782	$20.701	$22.180	$18.858	$14.507
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	2	2	3	1	1

34

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$37.041	$34.935	$35.630	$31.909	$23.782	$20.701	$22.180	$18.858	$14.507	$24.089
Accumulation Unit Value at end of period	$47.086	$37.041	$34.935	$35.630	$31.909	$23.782	$20.701	$22.180	$18.858	$14.507
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	2	2	3	1	1
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$36.775	$34.701	$35.410	$31.728	$23.659	$20.604	$22.087	$18.788	$14.461	$24.024
Accumulation Unit Value at end of period	$46.724	$36.775	$34.701	$35.410	$31.728	$23.659	$20.604	$22.087	$18.788	$14.461
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.631	$18.543	$18.940	$16.988	$12.680	$11.054	$11.862	$10.100	$7.781	$12.940
Accumulation Unit Value at end of period	$24.917	$19.631	$18.543	$18.940	$16.988	$12.680	$11.054	$11.862	$10.100	$7.781
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$35.988	$34.010	$34.756	$31.189	$23.292	$20.315	$21.810	$18.580	$14.322	$23.829
Accumulation Unit Value at end of period	$45.656	$35.988	$34.010	$34.756	$31.189	$23.292	$20.315	$21.810	$18.580	$14.322
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	2	2	2	1
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$35.988	$34.010	$34.756	$31.189	$23.292	$20.315	$21.810	$18.580	$14.322	$23.829
Accumulation Unit Value at end of period	$45.656	$35.988	$34.010	$34.756	$31.189	$23.292	$20.315	$21.810	$18.580	$14.322
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	2	2	2	1
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.959	$24.545	$25.096	$22.532	$16.835	$14.691	$15.780	$13.450	$10.373	$—
Accumulation Unit Value at end of period	$32.917	$25.959	$24.545	$25.096	$22.532	$16.835	$14.691	$15.780	$13.450	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	2	1	1	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$35.293	$33.403	$34.187	$30.724	$22.979	$20.072	$21.582	$18.414	$14.215	$23.686
Accumulation Unit Value at end of period	$44.707	$35.293	$33.403	$34.187	$30.724	$22.979	$20.072	$21.582	$18.414	$14.215
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.646	$24.285	$24.868	$22.360	$16.732	$14.622	$15.730	$13.428	$10.371	$—
Accumulation Unit Value at end of period	$32.471	$25.646	$24.285	$24.868	$22.360	$16.732	$14.622	$15.730	$13.428	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.543	$24.199	$24.792	$22.303	$16.698	$14.600	$15.714	$13.420	$10.371	$—
Accumulation Unit Value at end of period	$32.324	$25.543	$24.199	$24.792	$22.303	$16.698	$14.600	$15.714	$13.420	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

35

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.234	$23.943	$24.567	$22.133	$16.595	$14.532	$15.665	$13.398	$10.369	$—
Accumulation Unit Value at end of period	$31.886	$25.234	$23.943	$24.567	$22.133	$16.595	$14.532	$15.665	$13.398	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Multi-Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.977	$27.744	$29.327	$26.773	$19.062	$16.593	$17.688	$14.428	$10.499	$18.580
Accumulation Unit Value at end of period	$33.890	$30.977	$27.744	$29.327	$26.773	$19.062	$16.593	$17.688	$14.428	$10.499
Number of Accumulation Units outstanding at end of period (in thousands)	414	453	451	480	538	555	636	765	780	879
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$30.349	$27.222	$28.818	$26.348	$18.788	$16.378	$17.486	$14.284	$10.410	$18.450
Accumulation Unit Value at end of period	$33.152	$30.349	$27.222	$28.818	$26.348	$18.788	$16.378	$17.486	$14.284	$10.410
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	8	14	14	13	17	15	12	21
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$30.142	$27.050	$28.650	$26.208	$18.697	$16.307	$17.419	$14.237	$10.381	$18.407
Accumulation Unit Value at end of period	$32.910	$30.142	$27.050	$28.650	$26.208	$18.697	$16.307	$17.419	$14.237	$10.381
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	1	1	4	3
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$29.530	$26.541	$28.153	$25.792	$18.428	$16.097	$17.219	$14.095	$10.293	$18.279
Accumulation Unit Value at end of period	$32.194	$29.530	$26.541	$28.153	$25.792	$18.428	$16.097	$17.219	$14.095	$10.293
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$29.530	$26.541	$28.153	$25.792	$18.428	$16.097	$17.219	$14.095	$10.293	$18.279
Accumulation Unit Value at end of period	$32.194	$29.530	$26.541	$28.153	$25.792	$18.428	$16.097	$17.219	$14.095	$10.293
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$28.931	$26.041	$27.665	$25.382	$18.163	$15.889	$17.022	$13.954	$10.205	$18.151
Accumulation Unit Value at end of period	$31.493	$28.931	$26.041	$27.665	$25.382	$18.163	$15.889	$17.022	$13.954	$10.205
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.931	$26.041	$27.665	$25.382	$18.163	$15.889	$17.022	$13.954	$10.205	$18.151
Accumulation Unit Value at end of period	$31.493	$28.931	$26.041	$27.665	$25.382	$18.163	$15.889	$17.022	$13.954	$10.205
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.734	$25.877	$27.504	$25.247	$18.075	$15.820	$16.957	$13.908	$10.177	$18.109
Accumulation Unit Value at end of period	$31.263	$28.734	$25.877	$27.504	$25.247	$18.075	$15.820	$16.957	$13.908	$10.177
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

36

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.209	$20.021	$21.301	$19.573	$14.027	$12.289	$13.186	$10.825	$7.929	$14.123
Accumulation Unit Value at end of period	$24.140	$22.209	$20.021	$21.301	$19.573	$14.027	$12.289	$13.186	$10.825	$7.929
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$28.151	$25.390	$27.027	$24.846	$17.815	$15.616	$16.763	$13.770	$10.090	$17.983
Accumulation Unit Value at end of period	$30.583	$28.151	$25.390	$27.027	$24.846	$17.815	$15.616	$16.763	$13.770	$10.090
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.151	$25.390	$27.027	$24.846	$17.815	$15.616	$16.763	$13.770	$10.090	$17.983
Accumulation Unit Value at end of period	$30.583	$28.151	$25.390	$27.027	$24.846	$17.815	$15.616	$16.763	$13.770	$10.090
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.693	$26.794	$28.536	$26.247	$18.829	$16.513	$17.735	$14.575	$10.686	$—
Accumulation Unit Value at end of period	$32.243	$29.693	$26.794	$28.536	$26.247	$18.829	$16.513	$17.735	$14.575	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.607	$24.936	$26.584	$24.476	$17.576	$15.429	$16.588	$13.646	$10.015	$17.875
Accumulation Unit Value at end of period	$29.947	$27.607	$24.936	$26.584	$24.476	$17.576	$15.429	$16.588	$13.646	$10.015
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.335	$26.511	$28.277	$26.048	$18.713	$16.436	$17.680	$14.551	$10.685	$—
Accumulation Unit Value at end of period	$31.806	$29.335	$26.511	$28.277	$26.048	$18.713	$16.436	$17.680	$14.551	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.217	$26.417	$28.191	$25.981	$18.675	$16.411	$17.661	$14.543	$10.684	$—
Accumulation Unit Value at end of period	$31.661	$29.217	$26.417	$28.191	$25.981	$18.675	$16.411	$17.661	$14.543	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.864	$26.137	$27.934	$25.783	$18.561	$16.335	$17.606	$14.519	$10.682	$—
Accumulation Unit Value at end of period	$31.232	$28.864	$26.137	$27.934	$25.783	$18.561	$16.335	$17.606	$14.519	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Research Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.203	$21.329	$21.912	$19.294	$14.645	$12.556	$12.916	$11.232	$8.530	$14.047
Accumulation Unit Value at end of period	$28.292	$23.203	$21.329	$21.912	$19.294	$14.645	$12.556	$12.916	$11.232	$8.530
Number of Accumulation Units outstanding at end of period (in thousands)	359	398	420	483	585	711	775	886	1,038	1,196

37

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.596	$20.802	$21.403	$18.874	$14.348	$12.320	$12.692	$11.054	$8.407	$13.866
Accumulation Unit Value at end of period	$27.511	$22.596	$20.802	$21.403	$18.874	$14.348	$12.320	$12.692	$11.054	$8.407
Number of Accumulation Units outstanding at end of period (in thousands)	9	11	11	11	13	17	18	19	23	26
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$22.476	$20.702	$21.310	$18.802	$14.300	$12.285	$12.662	$11.034	$8.395	$13.854
Accumulation Unit Value at end of period	$27.350	$22.476	$20.702	$21.310	$18.802	$14.300	$12.285	$12.662	$11.034	$8.395
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	3	4	7	5	21
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.888	$20.191	$20.815	$18.393	$14.009	$12.054	$12.442	$10.858	$8.274	$13.675
Accumulation Unit Value at end of period	$26.595	$21.888	$20.191	$20.815	$18.393	$14.009	$12.054	$12.442	$10.858	$8.274
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	6	11	11	11	11	14	14
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.888	$20.191	$20.815	$18.393	$14.009	$12.054	$12.442	$10.858	$8.274	$13.675
Accumulation Unit Value at end of period	$26.595	$21.888	$20.191	$20.815	$18.393	$14.009	$12.054	$12.442	$10.858	$8.274
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	6	11	11	11	11	14	14
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.420	$19.788	$20.431	$18.080	$13.792	$11.884	$12.286	$10.738	$8.195	$13.564
Accumulation Unit Value at end of period	$25.987	$21.420	$19.788	$20.431	$18.080	$13.792	$11.884	$12.286	$10.738	$8.195
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	1	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.420	$19.788	$20.431	$18.080	$13.792	$11.884	$12.286	$10.738	$8.195	$13.564
Accumulation Unit Value at end of period	$25.987	$21.420	$19.788	$20.431	$18.080	$13.792	$11.884	$12.286	$10.738	$8.195
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	1	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.266	$19.656	$20.305	$17.977	$13.720	$11.829	$12.235	$10.698	$8.169	$13.528
Accumulation Unit Value at end of period	$25.788	$21.266	$19.656	$20.305	$17.977	$13.720	$11.829	$12.235	$10.698	$8.169
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.345	$16.973	$17.551	$15.555	$11.883	$10.255	$10.618	$9.294	$7.103	$11.775
Accumulation Unit Value at end of period	$22.223	$18.345	$16.973	$17.551	$15.555	$11.883	$10.255	$10.618	$9.294	$7.103
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.811	$19.264	$19.930	$17.672	$13.508	$11.663	$12.081	$10.580	$8.091	$13.418
Accumulation Unit Value at end of period	$25.198	$20.811	$19.264	$19.930	$17.672	$13.508	$11.663	$12.081	$10.580	$8.091
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	1
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.811	$19.264	$19.930	$17.672	$13.508	$11.663	$12.081	$10.580	$8.091	$13.418
Accumulation Unit Value at end of period	$25.198	$20.811	$19.264	$19.930	$17.672	$13.508	$11.663	$12.081	$10.580	$8.091
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	1

38

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.086	$24.160	$25.007	$22.185	$16.966	$14.656	$15.189	$13.309	$10.182	$—
Accumulation Unit Value at end of period	$31.570	$26.086	$24.160	$25.007	$22.185	$16.966	$14.656	$15.189	$13.309	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.409	$18.920	$19.604	$17.409	$13.326	$11.523	$11.955	$10.485	$8.030	$13.338
Accumulation Unit Value at end of period	$24.674	$20.409	$18.920	$19.604	$17.409	$13.326	$11.523	$11.955	$10.485	$8.030
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.771	$23.904	$24.780	$22.016	$16.862	$14.588	$15.142	$13.287	$10.181	$—
Accumulation Unit Value at end of period	$31.142	$25.771	$23.904	$24.780	$22.016	$16.862	$14.588	$15.142	$13.287	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.667	$23.819	$24.704	$21.960	$16.827	$14.565	$15.126	$13.279	$10.180	$—
Accumulation Unit Value at end of period	$31.001	$25.667	$23.819	$24.704	$21.960	$16.827	$14.565	$15.126	$13.279	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.357	$23.567	$24.479	$21.793	$16.724	$14.498	$15.078	$13.258	$10.179	$—
Accumulation Unit Value at end of period	$30.581	$25.357	$23.567	$24.479	$21.793	$16.724	$14.498	$15.078	$13.258	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$41.505	$32.937	$34.782	$34.032	$24.651	$21.222	$22.545	$18.101	$13.924	$23.236
Accumulation Unit Value at end of period	$44.262	$41.505	$32.937	$34.782	$34.032	$24.651	$21.222	$22.545	$18.101	$13.924
Number of Accumulation Units outstanding at end of period (in thousands)	557	644	683	787	949	1,072	1,267	1,469	1,608	1,952
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$40.420	$32.124	$33.974	$33.292	$24.151	$20.823	$22.154	$17.814	$13.723	$22.936
Accumulation Unit Value at end of period	$43.040	$40.420	$32.124	$33.974	$33.292	$24.151	$20.823	$22.154	$17.814	$13.723
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	12	15	16	17	16	17	19	27
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$40.204	$31.968	$33.827	$33.164	$24.070	$20.764	$22.102	$17.781	$13.705	$22.916
Accumulation Unit Value at end of period	$42.789	$40.204	$31.968	$33.827	$33.164	$24.070	$20.764	$22.102	$17.781	$13.705
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	3	4	6	6	6	6	7	7
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$39.153	$31.179	$33.041	$32.442	$23.582	$20.373	$21.719	$17.499	$13.507	$22.620
Accumulation Unit Value at end of period	$41.608	$39.153	$31.179	$33.041	$32.442	$23.582	$20.373	$21.719	$17.499	$13.507
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	2	2	2	4	5	6	8

39

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$39.153	$31.179	$33.041	$32.442	$23.582	$20.373	$21.719	$17.499	$13.507	$22.620
Accumulation Unit Value at end of period	$41.608	$39.153	$31.179	$33.041	$32.442	$23.582	$20.373	$21.719	$17.499	$13.507
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	2	2	2	4	5	6	8
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$38.315	$30.558	$32.431	$31.891	$23.216	$20.087	$21.446	$17.305	$13.378	$22.437
Accumulation Unit Value at end of period	$40.657	$38.315	$30.558	$32.431	$31.891	$23.216	$20.087	$21.446	$17.305	$13.378
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	2	3	2	2
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$38.315	$30.558	$32.431	$31.891	$23.216	$20.087	$21.446	$17.305	$13.378	$22.437
Accumulation Unit Value at end of period	$40.657	$38.315	$30.558	$32.431	$31.891	$23.216	$20.087	$21.446	$17.305	$13.378
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	2	3	2	2
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$38.040	$30.353	$32.230	$31.710	$23.096	$19.993	$21.356	$17.241	$13.335	$22.377
Accumulation Unit Value at end of period	$40.344	$38.040	$30.353	$32.230	$31.710	$23.096	$19.993	$21.356	$17.241	$13.335
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.322	$17.030	$18.102	$17.827	$12.997	$11.262	$12.042	$9.732	$7.534	$12.656
Accumulation Unit Value at end of period	$22.591	$21.322	$17.030	$18.102	$17.827	$12.997	$11.262	$12.042	$9.732	$7.534
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	1
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$37.226	$29.748	$31.635	$31.171	$22.737	$19.712	$21.088	$17.050	$13.207	$22.195
Accumulation Unit Value at end of period	$39.422	$37.226	$29.748	$31.635	$31.171	$22.737	$19.712	$21.088	$17.050	$13.207
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$37.226	$29.748	$31.635	$31.171	$22.737	$19.712	$21.088	$17.050	$13.207	$22.195
Accumulation Unit Value at end of period	$39.422	$37.226	$29.748	$31.635	$31.171	$22.737	$19.712	$21.088	$17.050	$13.207
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.074	$24.045	$25.583	$25.220	$18.406	$15.965	$17.088	$13.823	$10.713	$—
Accumulation Unit Value at end of period	$31.832	$30.074	$24.045	$25.583	$25.220	$18.406	$15.965	$17.088	$13.823	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$36.506	$29.218	$31.118	$30.707	$22.432	$19.477	$20.867	$16.897	$13.108	$22.063
Accumulation Unit Value at end of period	$38.603	$36.506	$29.218	$31.118	$30.707	$22.432	$19.477	$20.867	$16.897	$13.108
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.711	$23.790	$25.350	$25.028	$18.293	$15.891	$17.034	$13.800	$10.711	$—
Accumulation Unit Value at end of period	$31.401	$29.711	$23.790	$25.350	$25.028	$18.293	$15.891	$17.034	$13.800	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

40

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.591	$23.706	$25.273	$24.964	$18.256	$15.866	$17.016	$13.792	$10.710	$—
Accumulation Unit Value at end of period	$31.258	$29.591	$23.706	$25.273	$24.964	$18.256	$15.866	$17.016	$13.792	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.233	$23.455	$25.043	$24.774	$18.144	$15.793	$16.963	$13.770	$10.709	$—
Accumulation Unit Value at end of period	$30.835	$29.233	$23.455	$25.043	$24.774	$18.144	$15.793	$16.963	$13.770	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

41

IB Shares

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT American Government Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.349	$17.558	$17.923	$17.424	$17.755	$17.677	$16.786	$16.187	$13.567	$13.717
Accumulation Unit Value at end of period	$17.443	$17.349	$17.558	$17.923	$17.424	$17.755	$17.677	$16.786	$16.187	$13.567
Number of Accumulation Units outstanding at end of period (in thousands)	16	17	18	19	19	19	21	24	28	27
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.978	$17.208	$17.592	$17.128	$17.479	$17.429	$16.575	$16.008	$13.437	$13.606
Accumulation Unit Value at end of period	$17.045	$16.978	$17.208	$17.592	$17.128	$17.479	$17.429	$16.575	$16.008	$13.437
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	3	4	5	8	9	11
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.856	$17.093	$17.483	$17.031	$17.388	$17.347	$16.505	$15.949	$13.394	$13.569
Accumulation Unit Value at end of period	$16.914	$16.856	$17.093	$17.483	$17.031	$17.388	$17.347	$16.505	$15.949	$13.394
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.495	$16.753	$17.161	$16.741	$17.119	$17.104	$16.298	$15.772	$13.265	$13.459
Accumulation Unit Value at end of period	$16.527	$16.495	$16.753	$17.161	$16.741	$17.119	$17.104	$16.298	$15.772	$13.265
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	3	3	20	27	30	34	75	96
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.495	$16.753	$17.161	$16.741	$17.119	$17.104	$16.298	$15.772	$13.265	$13.459
Accumulation Unit Value at end of period	$16.527	$16.495	$16.753	$17.161	$16.741	$17.119	$17.104	$16.298	$15.772	$13.265
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	3	3	20	27	30	34	75	96
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.143	$16.419	$16.844	$16.457	$16.853	$16.864	$16.094	$15.598	$13.138	$13.350
Accumulation Unit Value at end of period	$16.149	$16.143	$16.419	$16.844	$16.457	$16.853	$16.864	$16.094	$15.598	$13.138
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	3	7	4	9	17	33
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.143	$16.419	$16.844	$16.457	$16.853	$16.864	$16.094	$15.598	$13.138	$13.350
Accumulation Unit Value at end of period	$16.149	$16.143	$16.419	$16.844	$16.457	$16.853	$16.864	$16.094	$15.598	$13.138
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	3	7	4	9	17	33
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.027	$16.309	$16.740	$16.363	$16.766	$16.785	$16.026	$15.540	$13.096	$13.314
Accumulation Unit Value at end of period	$16.025	$16.027	$16.309	$16.740	$16.363	$16.766	$16.785	$16.026	$15.540	$13.096
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	2
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.678	$14.952	$15.362	$15.032	$15.417	$15.450	$14.766	$14.333	$12.091	$12.304
Accumulation Unit Value at end of period	$14.662	$14.678	$14.952	$15.362	$15.032	$15.417	$15.450	$14.766	$14.333	$12.091
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	1
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.684	$15.984	$16.431	$16.086	$16.506	$16.549	$15.825	$15.368	$12.971	$13.206
Accumulation Unit Value at end of period	$15.659	$15.684	$15.984	$16.431	$16.086	$16.506	$16.549	$15.825	$15.368	$12.971
Number of Accumulation Units outstanding at end of period (in thousands)	4	1	1	12	15	16	15	15	15	3

42

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.684	$15.984	$16.431	$16.086	$16.506	$16.549	$15.825	$15.368	$12.971	$13.206
Accumulation Unit Value at end of period	$15.659	$15.684	$15.984	$16.431	$16.086	$16.506	$16.549	$15.825	$15.368	$12.971
Number of Accumulation Units outstanding at end of period (in thousands)	4	1	1	12	15	16	15	15	15	3
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.227	$15.527	$15.969	$15.641	$16.058	$16.108	$15.411	$14.973	$12.644	$—
Accumulation Unit Value at end of period	$15.196	$15.227	$15.527	$15.969	$15.641	$16.058	$16.108	$15.411	$14.973	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	13	14	15	16	4	4	4	3	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.261	$14.556	$14.985	$14.693	$15.099	$15.161	$14.520	$14.122	$11.936	$12.171
Accumulation Unit Value at end of period	$14.217	$14.261	$14.556	$14.985	$14.693	$15.099	$15.161	$14.520	$14.122	$11.936
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.896	$15.212	$15.668	$15.370	$15.803	$15.876	$15.212	$14.802	$12.518	$—
Accumulation Unit Value at end of period	$14.843	$14.896	$15.212	$15.668	$15.370	$15.803	$15.876	$15.212	$14.802	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.795	$15.116	$15.577	$15.288	$15.727	$15.808	$15.154	$14.753	$12.482	$—
Accumulation Unit Value at end of period	$14.734	$14.795	$15.116	$15.577	$15.288	$15.727	$15.808	$15.154	$14.753	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.776	$14.096	$14.548	$14.299	$14.732	$14.830	$14.238	$13.882	$11.763	$—
Accumulation Unit Value at end of period	$13.699	$13.776	$14.096	$14.548	$14.299	$14.732	$14.830	$14.238	$13.882	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Capital Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.347	$25.762	$28.278	$26.788	$20.258	$17.963	$19.401	$15.188	$10.577	$16.549
Accumulation Unit Value at end of period	$31.234	$29.347	$25.762	$28.278	$26.788	$20.258	$17.963	$19.401	$15.188	$10.577
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	—	—	—	1	1	1	1
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.751	$25.277	$27.787	$26.363	$19.966	$17.730	$19.179	$15.037	$10.487	$16.434
Accumulation Unit Value at end of period	$30.554	$28.751	$25.277	$27.787	$26.363	$19.966	$17.730	$19.179	$15.037	$10.487
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$28.556	$25.118	$27.625	$26.223	$19.870	$17.654	$19.105	$14.987	$10.458	$16.395
Accumulation Unit Value at end of period	$30.331	$28.556	$25.118	$27.625	$26.223	$19.870	$17.654	$19.105	$14.987	$10.458
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

43

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.976	$24.645	$27.146	$25.806	$19.584	$17.426	$18.887	$14.838	$10.369	$16.281
Accumulation Unit Value at end of period	$29.671	$27.976	$24.645	$27.146	$25.806	$19.584	$17.426	$18.887	$14.838	$10.369
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	7	7
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$27.976	$24.645	$27.146	$25.806	$19.584	$17.426	$18.887	$14.838	$10.369	$16.281
Accumulation Unit Value at end of period	$29.671	$27.976	$24.645	$27.146	$25.806	$19.584	$17.426	$18.887	$14.838	$10.369
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	7	7
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.408	$24.181	$26.675	$25.397	$19.302	$17.201	$18.671	$14.690	$10.281	$16.167
Accumulation Unit Value at end of period	$29.025	$27.408	$24.181	$26.675	$25.397	$19.302	$17.201	$18.671	$14.690	$10.281
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.408	$24.181	$26.675	$25.397	$19.302	$17.201	$18.671	$14.690	$10.281	$16.167
Accumulation Unit Value at end of period	$29.025	$27.408	$24.181	$26.675	$25.397	$19.302	$17.201	$18.671	$14.690	$10.281
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.222	$24.028	$26.520	$25.261	$19.209	$17.126	$18.600	$14.641	$10.252	$16.130
Accumulation Unit Value at end of period	$28.813	$27.222	$24.028	$26.520	$25.261	$19.209	$17.126	$18.600	$14.641	$10.252
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.852	$23.726	$26.212	$24.993	$19.024	$16.978	$18.457	$14.544	$10.194	$16.055
Accumulation Unit Value at end of period	$28.394	$26.852	$23.726	$26.212	$24.993	$19.024	$16.978	$18.457	$14.544	$10.194
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	3	3
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.669	$23.576	$26.060	$24.860	$18.932	$16.905	$18.387	$14.495	$10.165	$16.017
Accumulation Unit Value at end of period	$28.186	$26.669	$23.576	$26.060	$24.860	$18.932	$16.905	$18.387	$14.495	$10.165
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.669	$23.576	$26.060	$24.860	$18.932	$16.905	$18.387	$14.495	$10.165	$16.017
Accumulation Unit Value at end of period	$28.186	$26.669	$23.576	$26.060	$24.860	$18.932	$16.905	$18.387	$14.495	$10.165
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.488	$23.427	$25.908	$24.728	$18.841	$16.832	$18.316	$14.447	$10.137	$—
Accumulation Unit Value at end of period	$27.980	$26.488	$23.427	$25.908	$24.728	$18.841	$16.832	$18.316	$14.447	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.128	$23.132	$25.608	$24.466	$18.659	$16.686	$18.177	$14.351	$10.079	$15.905
Accumulation Unit Value at end of period	$27.573	$26.128	$23.132	$25.608	$24.466	$18.659	$16.686	$18.177	$14.351	$10.079
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

44

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.950	$22.986	$25.459	$24.336	$18.569	$16.614	$18.107	$14.303	$10.051	$—
Accumulation Unit Value at end of period	$27.371	$25.950	$22.986	$25.459	$24.336	$18.569	$16.614	$18.107	$14.303	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.773	$22.841	$25.311	$24.206	$18.480	$16.542	$18.038	$14.256	$10.022	$—
Accumulation Unit Value at end of period	$27.171	$25.773	$22.841	$25.311	$24.206	$18.480	$16.542	$18.038	$14.256	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	6	8	8	8	9	9	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.267	$22.426	$24.888	$23.838	$18.226	$16.339	$17.843	$14.123	$9.944	$—
Accumulation Unit Value at end of period	$26.597	$25.267	$22.426	$24.888	$23.838	$18.226	$16.339	$17.843	$14.123	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.510	$22.615	$23.484	$23.733	$22.323	$20.298	$21.258	$19.133	$12.489	$18.307
Accumulation Unit Value at end of period	$24.834	$23.510	$22.615	$23.484	$23.733	$22.323	$20.298	$21.258	$19.133	$12.489
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	10	11	14	17	19	20	22	23
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.007	$22.165	$23.051	$23.330	$21.977	$20.014	$20.991	$18.922	$12.370	$18.159
Accumulation Unit Value at end of period	$24.267	$23.007	$22.165	$23.051	$23.330	$21.977	$20.014	$20.991	$18.922	$12.370
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	2	2
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$22.842	$22.017	$22.908	$23.197	$21.863	$19.920	$20.903	$18.852	$12.330	$18.109
Accumulation Unit Value at end of period	$24.080	$22.842	$22.017	$22.908	$23.197	$21.863	$19.920	$20.903	$18.852	$12.330
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.353	$21.578	$22.485	$22.803	$21.524	$19.640	$20.641	$18.643	$12.212	$17.963
Accumulation Unit Value at end of period	$23.530	$22.353	$21.578	$22.485	$22.803	$21.524	$19.640	$20.641	$18.643	$12.212
Number of Accumulation Units outstanding at end of period (in thousands)	12	14	17	26	33	40	47	70	115	102
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.353	$21.578	$22.485	$22.803	$21.524	$19.640	$20.641	$18.643	$12.212	$17.963
Accumulation Unit Value at end of period	$23.530	$22.353	$21.578	$22.485	$22.803	$21.524	$19.640	$20.641	$18.643	$12.212
Number of Accumulation Units outstanding at end of period (in thousands)	12	14	17	26	33	40	47	70	115	102
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.875	$21.148	$22.070	$22.416	$21.190	$19.365	$20.382	$18.437	$12.095	$17.817
Accumulation Unit Value at end of period	$22.992	$21.875	$21.148	$22.070	$22.416	$21.190	$19.365	$20.382	$18.437	$12.095
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	4	5	6	8	9	13	16	16

45

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.875	$21.148	$22.070	$22.416	$21.190	$19.365	$20.382	$18.437	$12.095	$17.817
Accumulation Unit Value at end of period	$22.992	$21.875	$21.148	$22.070	$22.416	$21.190	$19.365	$20.382	$18.437	$12.095
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	4	5	6	8	9	13	16	16
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.718	$21.007	$21.934	$22.288	$21.080	$19.274	$20.296	$18.368	$12.056	$17.769
Accumulation Unit Value at end of period	$22.815	$21.718	$21.007	$21.934	$22.288	$21.080	$19.274	$20.296	$18.368	$12.056
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	1	1
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.213	$16.666	$17.419	$17.719	$16.775	$15.353	$16.184	$14.661	$9.632	$14.211
Accumulation Unit Value at end of period	$18.065	$17.213	$16.666	$17.419	$17.719	$16.775	$15.353	$16.184	$14.661	$9.632
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	3	3	4	4	4	4	4
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.253	$20.588	$21.529	$21.910	$20.753	$19.004	$20.042	$18.165	$11.940	$17.625
Accumulation Unit Value at end of period	$22.294	$21.253	$20.588	$21.529	$21.910	$20.753	$19.004	$20.042	$18.165	$11.940
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	1	2	2	2	1	1	1	1
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.253	$20.588	$21.529	$21.910	$20.753	$19.004	$20.042	$18.165	$11.940	$17.625
Accumulation Unit Value at end of period	$22.294	$21.253	$20.588	$21.529	$21.910	$20.753	$19.004	$20.042	$18.165	$11.940
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	1	2	2	2	1	1	1	1
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.576	$16.066	$16.809	$17.114	$16.219	$14.859	$15.679	$14.218	$9.350	$—
Accumulation Unit Value at end of period	$17.380	$16.576	$16.066	$16.809	$17.114	$16.219	$14.859	$15.679	$14.218	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	10	9	18	47	48	52	52	53	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.724	$16.225	$16.992	$17.319	$16.429	$15.066	$15.913	$14.445	$9.509	$14.058
Accumulation Unit Value at end of period	$17.517	$16.724	$16.225	$16.992	$17.319	$16.429	$15.066	$15.913	$14.445	$9.509
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.216	$15.740	$16.492	$16.818	$15.962	$14.645	$15.476	$14.055	$9.257	$—
Accumulation Unit Value at end of period	$16.976	$16.216	$15.740	$16.492	$16.818	$15.962	$14.645	$15.476	$14.055	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	7	4	4	5	8	8	9	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.105	$15.640	$16.396	$16.728	$15.885	$14.582	$15.417	$14.008	$9.231	$—
Accumulation Unit Value at end of period	$16.852	$16.105	$15.640	$16.396	$16.728	$15.885	$14.582	$15.417	$14.008	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	—	—	—	—

46

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.155	$15.712	$16.496	$16.855	$16.029	$14.737	$15.604	$14.200	$9.371	$—
Accumulation Unit Value at end of period	$16.878	$16.155	$15.712	$16.496	$16.855	$16.029	$14.737	$15.604	$14.200	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Equity Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.675	$25.589	$26.764	$24.091	$18.450	$15.682	$15.604	$14.052	$11.181	$16.467
Accumulation Unit Value at end of period	$33.585	$28.675	$25.589	$26.764	$24.091	$18.450	$15.682	$15.604	$14.052	$11.181
Number of Accumulation Units outstanding at end of period (in thousands)	19	7	14	15	16	19	22	25	28	8
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.093	$25.107	$26.299	$23.709	$18.184	$15.480	$15.425	$13.912	$11.086	$16.352
Accumulation Unit Value at end of period	$32.854	$28.093	$25.107	$26.299	$23.709	$18.184	$15.480	$15.425	$13.912	$11.086
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	2	2	2	2	3	5	5	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$27.902	$24.948	$26.146	$23.582	$18.097	$15.413	$15.366	$13.866	$11.055	$16.314
Accumulation Unit Value at end of period	$32.614	$27.902	$24.948	$26.146	$23.582	$18.097	$15.413	$15.366	$13.866	$11.055
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	2	2	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.336	$24.479	$25.693	$23.208	$17.836	$15.214	$15.191	$13.728	$10.961	$16.200
Accumulation Unit Value at end of period	$31.905	$27.336	$24.479	$25.693	$23.208	$17.836	$15.214	$15.191	$13.728	$10.961
Number of Accumulation Units outstanding at end of period (in thousands)	36	18	19	21	27	35	39	60	68	34
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$27.336	$24.479	$25.693	$23.208	$17.836	$15.214	$15.191	$13.728	$10.961	$16.200
Accumulation Unit Value at end of period	$31.905	$27.336	$24.479	$25.693	$23.208	$17.836	$15.214	$15.191	$13.728	$10.961
Number of Accumulation Units outstanding at end of period (in thousands)	36	18	19	21	27	35	39	60	68	34
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.781	$24.018	$25.247	$22.840	$17.579	$15.017	$15.017	$13.591	$10.869	$16.087
Accumulation Unit Value at end of period	$31.210	$26.781	$24.018	$25.247	$22.840	$17.579	$15.017	$15.017	$13.591	$10.869
Number of Accumulation Units outstanding at end of period (in thousands)	8	3	4	5	6	5	7	17	18	9
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.781	$24.018	$25.247	$22.840	$17.579	$15.017	$15.017	$13.591	$10.869	$16.087
Accumulation Unit Value at end of period	$31.210	$26.781	$24.018	$25.247	$22.840	$17.579	$15.017	$15.017	$13.591	$10.869
Number of Accumulation Units outstanding at end of period (in thousands)	8	3	4	5	6	5	7	17	18	9
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.599	$23.866	$25.100	$22.718	$17.494	$14.952	$14.959	$13.546	$10.838	$16.050
Accumulation Unit Value at end of period	$30.982	$26.599	$23.866	$25.100	$22.718	$17.494	$14.952	$14.959	$13.546	$10.838
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	4	4	7	—

47

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.238	$23.566	$24.809	$22.477	$17.326	$14.823	$14.845	$13.456	$10.777	$15.975
Accumulation Unit Value at end of period	$30.531	$26.238	$23.566	$24.809	$22.477	$17.326	$14.823	$14.845	$13.456	$10.777
Number of Accumulation Units outstanding at end of period (in thousands)	4	—	3	3	3	1	3	3	7	6
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.059	$23.417	$24.665	$22.357	$17.242	$14.759	$14.788	$13.411	$10.746	$15.938
Accumulation Unit Value at end of period	$30.308	$26.059	$23.417	$24.665	$22.357	$17.242	$14.759	$14.788	$13.411	$10.746
Number of Accumulation Units outstanding at end of period (in thousands)	11	6	6	5	6	6	6	3	4	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.059	$23.417	$24.665	$22.357	$17.242	$14.759	$14.788	$13.411	$10.746	$15.938
Accumulation Unit Value at end of period	$30.308	$26.059	$23.417	$24.665	$22.357	$17.242	$14.759	$14.788	$13.411	$10.746
Number of Accumulation Units outstanding at end of period (in thousands)	11	6	6	5	6	6	6	3	4	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.881	$23.269	$24.521	$22.238	$17.159	$14.695	$14.732	$13.367	$10.716	$—
Accumulation Unit Value at end of period	$30.087	$25.881	$23.269	$24.521	$22.238	$17.159	$14.695	$14.732	$13.367	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	8	9	13	15	14	19	21	23	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.530	$22.976	$24.237	$22.003	$16.994	$14.568	$14.619	$13.278	$10.655	$15.827
Accumulation Unit Value at end of period	$29.648	$25.530	$22.976	$24.237	$22.003	$16.994	$14.568	$14.619	$13.278	$10.655
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.356	$22.831	$24.096	$21.885	$16.912	$14.505	$14.563	$13.234	$10.625	$—
Accumulation Unit Value at end of period	$29.432	$25.356	$22.831	$24.096	$21.885	$16.912	$14.505	$14.563	$13.234	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	—	—	—	—	—	3	3	3	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.183	$22.687	$23.956	$21.769	$16.831	$14.443	$14.508	$13.190	$10.595	$—
Accumulation Unit Value at end of period	$29.217	$25.183	$22.687	$23.956	$21.769	$16.831	$14.443	$14.508	$13.190	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	3	6	6	5	5	5	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.689	$22.275	$23.556	$21.438	$16.599	$14.266	$14.351	$13.067	$10.512	$—
Accumulation Unit Value at end of period	$28.600	$24.689	$22.275	$23.556	$21.438	$16.599	$14.266	$14.351	$13.067	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	17	26	28	28	28	29	29	33	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT George Putnam Balanced Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.766	$14.802	$15.182	$13.911	$11.946	$10.765	$10.622	$9.720	$7.846	$13.423
Accumulation Unit Value at end of period	$17.892	$15.766	$14.802	$15.182	$13.911	$11.946	$10.765	$10.622	$9.720	$7.846
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	12	12	16	20	20	23	34	33

48

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.428	$14.507	$14.902	$13.675	$11.760	$10.614	$10.489	$9.612	$7.771	$13.314
Accumulation Unit Value at end of period	$17.483	$15.428	$14.507	$14.902	$13.675	$11.760	$10.614	$10.489	$9.612	$7.771
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	2	2	3	5	6	5
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.317	$14.410	$14.810	$13.597	$11.699	$10.564	$10.445	$9.577	$7.746	$13.278
Accumulation Unit Value at end of period	$17.348	$15.317	$14.410	$14.810	$13.597	$11.699	$10.564	$10.445	$9.577	$7.746
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.990	$14.123	$14.537	$13.366	$11.518	$10.416	$10.314	$9.471	$7.672	$13.171
Accumulation Unit Value at end of period	$16.952	$14.990	$14.123	$14.537	$13.366	$11.518	$10.416	$10.314	$9.471	$7.672
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	7	7	10	10	14	20	34	38
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.990	$14.123	$14.537	$13.366	$11.518	$10.416	$10.314	$9.471	$7.672	$13.171
Accumulation Unit Value at end of period	$16.952	$14.990	$14.123	$14.537	$13.366	$11.518	$10.416	$10.314	$9.471	$7.672
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	7	7	10	10	14	20	34	38
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.669	$13.842	$14.268	$13.139	$11.339	$10.269	$10.184	$9.366	$7.598	$13.064
Accumulation Unit Value at end of period	$16.564	$14.669	$13.842	$14.268	$13.139	$11.339	$10.269	$10.184	$9.366	$7.598
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	9	9	13	18	20
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.669	$13.842	$14.268	$13.139	$11.339	$10.269	$10.184	$9.366	$7.598	$13.064
Accumulation Unit Value at end of period	$16.564	$14.669	$13.842	$14.268	$13.139	$11.339	$10.269	$10.184	$9.366	$7.598
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	9	9	13	18	20
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.563	$13.749	$14.180	$13.064	$11.280	$10.221	$10.142	$9.331	$7.574	$13.029
Accumulation Unit Value at end of period	$16.437	$14.563	$13.749	$14.180	$13.064	$11.280	$10.221	$10.142	$9.331	$7.574
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	1	4
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.895	$13.131	$13.556	$12.502	$10.805	$9.801	$9.734	$8.965	$7.284	$12.543
Accumulation Unit Value at end of period	$15.667	$13.895	$13.131	$13.556	$12.502	$10.805	$9.801	$9.734	$8.965	$7.284
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.252	$13.475	$13.918	$12.842	$11.105	$10.078	$10.014	$9.228	$7.501	$12.924
Accumulation Unit Value at end of period	$16.061	$14.252	$13.475	$13.918	$12.842	$11.105	$10.078	$10.014	$9.228	$7.501
Number of Accumulation Units outstanding at end of period (in thousands)	14	13	14	14	1	1	1	—	2	2
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.252	$13.475	$13.918	$12.842	$11.105	$10.078	$10.014	$9.228	$7.501	$12.924
Accumulation Unit Value at end of period	$16.061	$14.252	$13.475	$13.918	$12.842	$11.105	$10.078	$10.014	$9.228	$7.501
Number of Accumulation Units outstanding at end of period (in thousands)	14	13	14	14	1	1	1	—	2	2

49

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.005	$14.194	$14.668	$13.541	$11.715	$10.637	$10.575	$9.749	$7.929	$—
Accumulation Unit Value at end of period	$16.901	$15.005	$14.194	$14.668	$13.541	$11.715	$10.637	$10.575	$9.749	$—
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	7	7	8	4	6	7	7	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.500	$12.783	$13.223	$12.220	$10.583	$9.618	$9.572	$8.833	$7.191	$12.408
Accumulation Unit Value at end of period	$15.191	$13.500	$12.783	$13.223	$12.220	$10.583	$9.618	$9.572	$8.833	$7.191
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.678	$13.906	$14.392	$13.306	$11.529	$10.483	$10.438	$9.638	$7.850	$—
Accumulation Unit Value at end of period	$16.508	$14.678	$13.906	$14.392	$13.306	$11.529	$10.483	$10.438	$9.638	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.578	$13.818	$14.308	$13.235	$11.474	$10.438	$10.398	$9.606	$7.828	$—
Accumulation Unit Value at end of period	$16.388	$14.578	$13.818	$14.308	$13.235	$11.474	$10.438	$10.398	$9.606	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.040	$12.379	$12.837	$11.892	$10.325	$9.407	$9.386	$8.683	$7.087	$—
Accumulation Unit Value at end of period	$14.637	$13.040	$12.379	$12.837	$11.892	$10.325	$9.407	$9.386	$8.683	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$54.087	$51.399	$52.034	$48.224	$40.926	$36.342	$37.010	$32.725	$24.545	$37.330
Accumulation Unit Value at end of period	$61.515	$54.087	$51.399	$52.034	$48.224	$40.926	$36.342	$37.010	$32.725	$24.545
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	3	2	2	3	4	4
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$52.930	$50.375	$51.074	$47.405	$40.291	$35.833	$36.546	$32.362	$24.309	$37.028
Accumulation Unit Value at end of period	$60.109	$52.930	$50.375	$51.074	$47.405	$40.291	$35.833	$36.546	$32.362	$24.309
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$52.550	$50.038	$50.758	$47.135	$40.082	$35.664	$36.392	$32.243	$24.232	$36.928
Accumulation Unit Value at end of period	$59.647	$52.550	$50.038	$50.758	$47.135	$40.082	$35.664	$36.392	$32.243	$24.232
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$51.425	$49.041	$49.821	$46.335	$39.460	$35.164	$35.935	$31.886	$23.999	$36.629
Accumulation Unit Value at end of period	$58.284	$51.425	$49.041	$49.821	$46.335	$39.460	$35.164	$35.935	$31.886	$23.999
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	3	3	5	9	9

50

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$51.425	$49.041	$49.821	$46.335	$39.460	$35.164	$35.935	$31.886	$23.999	$36.629
Accumulation Unit Value at end of period	$58.284	$51.425	$49.041	$49.821	$46.335	$39.460	$35.164	$35.935	$31.886	$23.999
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	3	3	5	9	9
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$50.325	$48.064	$48.902	$45.548	$38.848	$34.671	$35.485	$31.533	$23.769	$36.333
Accumulation Unit Value at end of period	$56.951	$50.325	$48.064	$48.902	$45.548	$38.848	$34.671	$35.485	$31.533	$23.769
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	3	3	3	4	4	4
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$50.325	$48.064	$48.902	$45.548	$38.848	$34.671	$35.485	$31.533	$23.769	$36.333
Accumulation Unit Value at end of period	$56.951	$50.325	$48.064	$48.902	$45.548	$38.848	$34.671	$35.485	$31.533	$23.769
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	3	3	3	4	4	4
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$49.964	$47.743	$48.599	$45.288	$38.647	$34.508	$35.335	$31.416	$23.693	$36.234
Accumulation Unit Value at end of period	$56.514	$49.964	$47.743	$48.599	$45.288	$38.647	$34.508	$35.335	$31.416	$23.693
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.649	$14.969	$15.253	$14.228	$12.153	$10.863	$11.134	$9.909	$7.481	$11.452
Accumulation Unit Value at end of period	$17.684	$15.649	$14.969	$15.253	$14.228	$12.153	$10.863	$11.134	$9.909	$7.481
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$48.895	$46.792	$47.702	$44.519	$38.047	$34.024	$34.892	$31.068	$23.466	$35.941
Accumulation Unit Value at end of period	$55.222	$48.895	$46.792	$47.702	$44.519	$38.047	$34.024	$34.892	$31.068	$23.466
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	1	1	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$48.895	$46.792	$47.702	$44.519	$38.047	$34.024	$34.892	$31.068	$23.466	$35.941
Accumulation Unit Value at end of period	$55.222	$48.895	$46.792	$47.702	$44.519	$38.047	$34.024	$34.892	$31.068	$23.466
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	1	1	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.739	$14.113	$14.394	$13.441	$11.492	$10.282	$10.550	$9.398	$7.102	$—
Accumulation Unit Value at end of period	$16.639	$14.739	$14.113	$14.394	$13.441	$11.492	$10.282	$10.550	$9.398	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	3	4	11	10	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.205	$14.572	$14.878	$13.907	$11.903	$10.660	$10.948	$9.763	$7.385	$11.328
Accumulation Unit Value at end of period	$17.147	$15.205	$14.572	$14.878	$13.907	$11.903	$10.660	$10.948	$9.763	$7.385
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.419	$13.826	$14.123	$13.207	$11.310	$10.134	$10.414	$9.291	$7.032	$—
Accumulation Unit Value at end of period	$16.252	$14.419	$13.826	$14.123	$13.207	$11.310	$10.134	$10.414	$9.291	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

51

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.321	$13.739	$14.041	$13.137	$11.255	$10.090	$10.374	$9.260	$7.012	$—
Accumulation Unit Value at end of period	$16.133	$14.321	$13.739	$14.041	$13.137	$11.255	$10.090	$10.374	$9.260	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.687	$14.112	$14.444	$13.534	$11.613	$10.427	$10.736	$9.597	$7.278	$—
Accumulation Unit Value at end of period	$16.522	$14.687	$14.112	$14.444	$13.534	$11.613	$10.427	$10.736	$9.597	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$31.110	$31.214	$32.204	$32.185	$24.730	$20.868	$22.265	$20.557	$16.039	$29.762
Accumulation Unit Value at end of period	$39.384	$31.110	$31.214	$32.204	$32.185	$24.730	$20.868	$22.265	$20.557	$16.039
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	2	2	3	4	5
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$30.444	$30.592	$31.609	$31.638	$24.347	$20.575	$21.985	$20.329	$15.885	$29.521
Accumulation Unit Value at end of period	$38.484	$30.444	$30.592	$31.609	$31.638	$24.347	$20.575	$21.985	$20.329	$15.885
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$30.226	$30.387	$31.413	$31.458	$24.220	$20.478	$21.893	$20.254	$15.834	$29.441
Accumulation Unit Value at end of period	$38.188	$30.226	$30.387	$31.413	$31.458	$24.220	$20.478	$21.893	$20.254	$15.834
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$29.579	$29.782	$30.834	$30.924	$23.844	$20.191	$21.618	$20.030	$15.682	$29.203
Accumulation Unit Value at end of period	$37.315	$29.579	$29.782	$30.834	$30.924	$23.844	$20.191	$21.618	$20.030	$15.682
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	2	2	3	9	10
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$29.579	$29.782	$30.834	$30.924	$23.844	$20.191	$21.618	$20.030	$15.682	$29.203
Accumulation Unit Value at end of period	$37.315	$29.579	$29.782	$30.834	$30.924	$23.844	$20.191	$21.618	$20.030	$15.682
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	2	2	3	9	10
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$28.946	$29.188	$30.264	$30.398	$23.475	$19.907	$21.347	$19.808	$15.532	$28.966
Accumulation Unit Value at end of period	$36.462	$28.946	$29.188	$30.264	$30.398	$23.475	$19.907	$21.347	$19.808	$15.532
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	1	1
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.946	$29.188	$30.264	$30.398	$23.475	$19.907	$21.347	$19.808	$15.532	$28.966
Accumulation Unit Value at end of period	$36.462	$28.946	$29.188	$30.264	$30.398	$23.475	$19.907	$21.347	$19.808	$15.532
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	1	1

52

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.738	$28.993	$30.077	$30.225	$23.353	$19.814	$21.257	$19.734	$15.482	$28.888
Accumulation Unit Value at end of period	$36.181	$28.738	$28.993	$30.077	$30.225	$23.353	$19.814	$21.257	$19.734	$15.482
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.826	$8.913	$9.255	$9.310	$7.200	$6.115	$6.567	$6.103	$4.793	$8.952
Accumulation Unit Value at end of period	$11.100	$8.826	$8.913	$9.255	$9.310	$7.200	$6.115	$6.567	$6.103	$4.793
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$28.123	$28.415	$29.522	$29.712	$22.990	$19.536	$20.990	$19.516	$15.334	$28.654
Accumulation Unit Value at end of period	$35.354	$28.123	$28.415	$29.522	$29.712	$22.990	$19.536	$20.990	$19.516	$15.334
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.123	$28.415	$29.522	$29.712	$22.990	$19.536	$20.990	$19.516	$15.334	$28.654
Accumulation Unit Value at end of period	$35.354	$28.123	$28.415	$29.522	$29.712	$22.990	$19.536	$20.990	$19.516	$15.334
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.450	$6.520	$6.777	$6.824	$5.283	$4.492	$4.828	$4.491	$3.531	$—
Accumulation Unit Value at end of period	$8.104	$6.450	$6.520	$6.777	$6.824	$5.283	$4.492	$4.828	$4.491	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	8	9	19	20	21	15	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.575	$8.677	$9.028	$9.100	$7.052	$6.001	$6.458	$6.013	$4.732	$8.855
Accumulation Unit Value at end of period	$10.763	$8.575	$8.677	$9.028	$9.100	$7.052	$6.001	$6.458	$6.013	$4.732
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.309	$6.388	$6.650	$6.706	$5.199	$4.427	$4.766	$4.440	$3.496	$—
Accumulation Unit Value at end of period	$7.916	$6.309	$6.388	$6.650	$6.706	$5.199	$4.427	$4.766	$4.440	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	1	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.266	$6.347	$6.611	$6.670	$5.174	$4.408	$4.748	$4.425	$3.486	$—
Accumulation Unit Value at end of period	$7.858	$6.266	$6.347	$6.611	$6.670	$5.174	$4.408	$4.748	$4.425	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.283	$8.402	$8.765	$8.856	$6.880	$5.870	$6.332	$5.911	$4.663	$—
Accumulation Unit Value at end of period	$10.371	$8.283	$8.402	$8.765	$8.856	$6.880	$5.870	$6.332	$5.911	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

53

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Health Care Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$23.537	$26.926	$25.333	$20.127	$14.407	$11.950	$12.263	$12.136	$9.767	$11.944
Accumulation Unit Value at end of period	$26.761	$23.537	$26.926	$25.333	$20.127	$14.407	$11.950	$12.263	$12.136	$9.767
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	3	7	8	10	10
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.034	$26.389	$24.865	$19.785	$14.184	$11.782	$12.109	$12.002	$9.674	$11.848
Accumulation Unit Value at end of period	$26.149	$23.034	$26.389	$24.865	$19.785	$14.184	$11.782	$12.109	$12.002	$9.674
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$22.868	$26.213	$24.712	$19.672	$14.110	$11.727	$12.058	$11.957	$9.643	$11.816
Accumulation Unit Value at end of period	$25.948	$22.868	$26.213	$24.712	$19.672	$14.110	$11.727	$12.058	$11.957	$9.643
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.379	$25.691	$24.256	$19.338	$13.891	$11.562	$11.906	$11.825	$9.550	$11.720
Accumulation Unit Value at end of period	$25.355	$22.379	$25.691	$24.256	$19.338	$13.891	$11.562	$11.906	$11.825	$9.550
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	11	6	7	8	10	17	17	17
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.379	$25.691	$24.256	$19.338	$13.891	$11.562	$11.906	$11.825	$9.550	$11.720
Accumulation Unit Value at end of period	$25.355	$22.379	$25.691	$24.256	$19.338	$13.891	$11.562	$11.906	$11.825	$9.550
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	11	6	7	8	10	17	17	17
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.900	$25.179	$23.808	$19.010	$13.676	$11.400	$11.757	$11.694	$9.459	$11.625
Accumulation Unit Value at end of period	$24.775	$21.900	$25.179	$23.808	$19.010	$13.676	$11.400	$11.757	$11.694	$9.459
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	2	2	3	4	5
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.900	$25.179	$23.808	$19.010	$13.676	$11.400	$11.757	$11.694	$9.459	$11.625
Accumulation Unit Value at end of period	$24.775	$21.900	$25.179	$23.808	$19.010	$13.676	$11.400	$11.757	$11.694	$9.459
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	2	2	3	4	5
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.743	$25.010	$23.661	$18.901	$13.605	$11.346	$11.708	$11.651	$9.428	$11.594
Accumulation Unit Value at end of period	$24.585	$21.743	$25.010	$23.661	$18.901	$13.605	$11.346	$11.708	$11.651	$9.428
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	3	3
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.509	$17.858	$16.911	$13.523	$9.744	$8.134	$8.401	$8.369	$6.779	$8.345
Accumulation Unit Value at end of period	$17.519	$15.509	$17.858	$16.911	$13.523	$9.744	$8.134	$8.401	$8.369	$6.779
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.277	$24.512	$23.224	$18.580	$13.394	$11.187	$11.561	$11.522	$9.338	$11.500
Accumulation Unit Value at end of period	$24.023	$21.277	$24.512	$23.224	$18.580	$13.394	$11.187	$11.561	$11.522	$9.338
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	1	1

54

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.277	$24.512	$23.224	$18.580	$13.394	$11.187	$11.561	$11.522	$9.338	$11.500
Accumulation Unit Value at end of period	$24.023	$21.277	$24.512	$23.224	$18.580	$13.394	$11.187	$11.561	$11.522	$9.338
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	1	1
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.718	$19.269	$18.265	$14.620	$10.545	$8.812	$9.110	$9.084	$7.366	$—
Accumulation Unit Value at end of period	$18.865	$16.718	$19.269	$18.265	$14.620	$10.545	$8.812	$9.110	$9.084	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	2	3	4	4	4	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.069	$17.385	$16.496	$13.218	$9.543	$7.982	$8.261	$8.246	$6.693	$8.255
Accumulation Unit Value at end of period	$16.987	$15.069	$17.385	$16.496	$13.218	$9.543	$7.982	$8.261	$8.246	$6.693
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.354	$18.878	$17.921	$14.367	$10.377	$8.685	$8.993	$8.980	$7.293	$—
Accumulation Unit Value at end of period	$18.427	$16.354	$18.878	$17.921	$14.367	$10.377	$8.685	$8.993	$8.980	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	1	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.242	$18.758	$17.817	$14.290	$10.327	$8.647	$8.958	$8.950	$7.272	$—
Accumulation Unit Value at end of period	$18.293	$16.242	$18.758	$17.817	$14.290	$10.327	$8.647	$8.958	$8.950	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.556	$16.836	$16.015	$12.864	$9.310	$7.807	$8.101	$8.106	$6.596	$—
Accumulation Unit Value at end of period	$16.368	$14.556	$16.836	$16.015	$12.864	$9.310	$7.807	$8.101	$8.106	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Utilities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.657	$27.503	$30.961	$27.402	$24.415	$23.572	$25.270	$25.165	$23.771	$34.681
Accumulation Unit Value at end of period	$33.318	$27.657	$27.503	$30.961	$27.402	$24.415	$23.572	$25.270	$25.165	$23.771
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	2	3	4
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$27.065	$26.955	$30.390	$26.937	$24.037	$23.241	$24.953	$24.887	$23.543	$34.401
Accumulation Unit Value at end of period	$32.557	$27.065	$26.955	$30.390	$26.937	$24.037	$23.241	$24.953	$24.887	$23.543
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$26.871	$26.775	$30.202	$26.784	$23.912	$23.132	$24.849	$24.795	$23.468	$34.308
Accumulation Unit Value at end of period	$32.307	$26.871	$26.775	$30.202	$26.784	$23.912	$23.132	$24.849	$24.795	$23.468
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

55

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.296	$26.241	$29.644	$26.329	$23.541	$22.807	$24.537	$24.520	$23.243	$34.030
Accumulation Unit Value at end of period	$31.568	$26.296	$26.241	$29.644	$26.329	$23.541	$22.807	$24.537	$24.520	$23.243
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	6	1	2	2	3	3	8	9
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$26.296	$26.241	$29.644	$26.329	$23.541	$22.807	$24.537	$24.520	$23.243	$34.030
Accumulation Unit Value at end of period	$31.568	$26.296	$26.241	$29.644	$26.329	$23.541	$22.807	$24.537	$24.520	$23.243
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	6	1	2	2	3	3	8	9
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.733	$25.719	$29.097	$25.882	$23.176	$22.487	$24.229	$24.249	$23.021	$33.755
Accumulation Unit Value at end of period	$30.846	$25.733	$25.719	$29.097	$25.882	$23.176	$22.487	$24.229	$24.249	$23.021
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	1	1	2	2
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.733	$25.719	$29.097	$25.882	$23.176	$22.487	$24.229	$24.249	$23.021	$33.755
Accumulation Unit Value at end of period	$30.846	$25.733	$25.719	$29.097	$25.882	$23.176	$22.487	$24.229	$24.249	$23.021
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	1	1	2	2
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.548	$25.547	$28.917	$25.734	$23.056	$22.382	$24.127	$24.159	$22.947	$33.663
Accumulation Unit Value at end of period	$30.610	$25.548	$25.547	$28.917	$25.734	$23.056	$22.382	$24.127	$24.159	$22.947
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	2
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.040	$10.049	$11.387	$10.144	$9.097	$8.840	$9.539	$9.561	$9.090	$13.349
Accumulation Unit Value at end of period	$12.017	$10.040	$10.049	$11.387	$10.144	$9.097	$8.840	$9.539	$9.561	$9.090
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.002	$25.038	$28.383	$25.297	$22.698	$22.068	$23.824	$23.892	$22.727	$33.391
Accumulation Unit Value at end of period	$29.910	$25.002	$25.038	$28.383	$25.297	$22.698	$22.068	$23.824	$23.892	$22.727
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.002	$25.038	$28.383	$25.297	$22.698	$22.068	$23.824	$23.892	$22.727	$33.391
Accumulation Unit Value at end of period	$29.910	$25.002	$25.038	$28.383	$25.297	$22.698	$22.068	$23.824	$23.892	$22.727
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.221	$11.243	$12.752	$11.371	$10.208	$9.929	$10.725	$10.761	$10.241	$—
Accumulation Unit Value at end of period	$13.417	$11.221	$11.243	$12.752	$11.371	$10.208	$9.929	$10.725	$10.761	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	6	6	7	7	5	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.755	$9.783	$11.107	$9.915	$8.909	$8.675	$9.379	$9.420	$8.974	$13.205
Accumulation Unit Value at end of period	$11.652	$9.755	$9.783	$11.107	$9.915	$8.909	$8.675	$9.379	$9.420	$8.974
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

56

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.977	$11.015	$12.512	$11.174	$10.046	$9.786	$10.586	$10.638	$10.139	$—
Accumulation Unit Value at end of period	$13.106	$10.977	$11.015	$12.512	$11.174	$10.046	$9.786	$10.586	$10.638	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.902	$10.945	$12.439	$11.114	$9.997	$9.744	$10.546	$10.602	$10.111	$—
Accumulation Unit Value at end of period	$13.010	$10.902	$10.945	$12.439	$11.114	$9.997	$9.744	$10.546	$10.602	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.423	$9.474	$10.783	$9.649	$8.692	$8.485	$9.197	$9.260	$8.844	$—
Accumulation Unit Value at end of period	$11.227	$9.423	$9.474	$10.783	$9.649	$8.692	$8.485	$9.197	$9.260	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.623	$1.646	$1.669	$1.692	$1.716	$1.740	$1.764	$1.789	$1.810	$1.790
Accumulation Unit Value at end of period	$1.605	$1.623	$1.646	$1.669	$1.692	$1.716	$1.740	$1.764	$1.789	$1.810
Number of Accumulation Units outstanding at end of period (in thousands)	45	51	55	36	9	15	284	385	390	419
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.589	$1.613	$1.638	$1.664	$1.689	$1.716	$1.742	$1.769	$1.793	$1.775
Accumulation Unit Value at end of period	$1.568	$1.589	$1.613	$1.638	$1.664	$1.689	$1.716	$1.742	$1.769	$1.793
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	10	12	13	16	16	17	17	41
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.577	$1.602	$1.628	$1.654	$1.681	$1.708	$1.735	$1.762	$1.787	$1.770
Accumulation Unit Value at end of period	$1.556	$1.577	$1.602	$1.628	$1.654	$1.681	$1.708	$1.735	$1.762	$1.787
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.543	$1.570	$1.598	$1.626	$1.655	$1.684	$1.713	$1.743	$1.770	$1.756
Accumulation Unit Value at end of period	$1.520	$1.543	$1.570	$1.598	$1.626	$1.655	$1.684	$1.713	$1.743	$1.770
Number of Accumulation Units outstanding at end of period (in thousands)	25	26	20	20	21	54	55	230	430	665
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.543	$1.570	$1.598	$1.626	$1.655	$1.684	$1.713	$1.743	$1.770	$1.756
Accumulation Unit Value at end of period	$1.520	$1.543	$1.570	$1.598	$1.626	$1.655	$1.684	$1.713	$1.743	$1.770
Number of Accumulation Units outstanding at end of period (in thousands)	25	26	20	20	21	54	55	230	430	665
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.510	$1.539	$1.568	$1.598	$1.629	$1.660	$1.692	$1.723	$1.753	$1.742
Accumulation Unit Value at end of period	$1.486	$1.510	$1.539	$1.568	$1.598	$1.629	$1.660	$1.692	$1.723	$1.753
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	4	8	4	62	4

57

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.510	$1.539	$1.568	$1.598	$1.629	$1.660	$1.692	$1.723	$1.753	$1.742
Accumulation Unit Value at end of period	$1.486	$1.510	$1.539	$1.568	$1.598	$1.629	$1.660	$1.692	$1.723	$1.753
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	4	8	4	62	4
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.499	$1.529	$1.559	$1.589	$1.620	$1.652	$1.685	$1.717	$1.747	$1.737
Accumulation Unit Value at end of period	$1.474	$1.499	$1.529	$1.559	$1.589	$1.620	$1.652	$1.685	$1.717	$1.747
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	47	49	49
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.891	$0.909	$0.928	$0.947	$0.967	$0.987	$1.007	$1.027	$1.047	$1.042
Accumulation Unit Value at end of period	$0.875	$0.891	$0.909	$0.928	$0.947	$0.967	$0.987	$1.007	$1.027	$1.047
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.467	$1.498	$1.530	$1.562	$1.595	$1.629	$1.663	$1.698	$1.731	$1.723
Accumulation Unit Value at end of period	$1.440	$1.467	$1.498	$1.530	$1.562	$1.595	$1.629	$1.663	$1.698	$1.731
Number of Accumulation Units outstanding at end of period (in thousands)	90	97	104	171	226	159	164	451	91	183
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.467	$1.498	$1.530	$1.562	$1.595	$1.629	$1.663	$1.698	$1.731	$1.723
Accumulation Unit Value at end of period	$1.440	$1.467	$1.498	$1.530	$1.562	$1.595	$1.629	$1.663	$1.698	$1.731
Number of Accumulation Units outstanding at end of period (in thousands)	90	97	104	171	226	159	164	451	91	183
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.900	$0.920	$0.940	$0.960	$0.981	$1.002	$1.024	$1.046	$1.066	$—
Accumulation Unit Value at end of period	$0.883	$0.900	$0.920	$0.940	$0.960	$0.981	$1.002	$1.024	$1.046	$—
Number of Accumulation Units outstanding at end of period (in thousands)	33	472	517	572	671	1,957	2,108	2,185	2,234	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.866	$0.885	$0.905	$0.926	$0.947	$0.968	$0.990	$1.012	$1.033	$1.030
Accumulation Unit Value at end of period	$0.849	$0.866	$0.885	$0.905	$0.926	$0.947	$0.968	$0.990	$1.012	$1.033
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.881	$0.901	$0.922	$0.943	$0.965	$0.988	$1.010	$1.034	$1.055	$—
Accumulation Unit Value at end of period	$0.863	$0.881	$0.901	$0.922	$0.943	$0.965	$0.988	$1.010	$1.034	$—
Number of Accumulation Units outstanding at end of period (in thousands)	22	23	26	29	31	37	42	49	53	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.875	$0.896	$0.917	$0.938	$0.961	$0.983	$1.007	$1.030	$1.053	$—
Accumulation Unit Value at end of period	$0.857	$0.875	$0.896	$0.917	$0.938	$0.961	$0.983	$1.007	$1.030	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

58

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.836	$0.857	$0.879	$0.901	$0.924	$0.947	$0.971	$0.995	$1.018	$—
Accumulation Unit Value at end of period	$0.818	$0.836	$0.857	$0.879	$0.901	$0.924	$0.947	$0.971	$0.995	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Growth Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.488	$8.081	$8.112	$7.222	$5.379	$4.640	$4.908	$4.243	$3.054	$4.971
Accumulation Unit Value at end of period	$10.957	$8.488	$8.081	$8.112	$7.222	$5.379	$4.640	$4.908	$4.243	$3.054
Number of Accumulation Units outstanding at end of period (in thousands)	22	29	7	4	4	7	7	8	9	7
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$8.306	$7.920	$7.962	$7.099	$5.296	$4.575	$4.846	$4.196	$3.025	$4.930
Accumulation Unit Value at end of period	$10.706	$8.306	$7.920	$7.962	$7.099	$5.296	$4.575	$4.846	$4.196	$3.025
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	3	4	7	8	8
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$8.247	$7.867	$7.913	$7.058	$5.268	$4.553	$4.826	$4.180	$3.015	$4.917
Accumulation Unit Value at end of period	$10.624	$8.247	$7.867	$7.913	$7.058	$5.268	$4.553	$4.826	$4.180	$3.015
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	1	1
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.070	$7.710	$7.767	$6.939	$5.187	$4.490	$4.765	$4.134	$2.987	$4.877
Accumulation Unit Value at end of period	$10.381	$8.070	$7.710	$7.767	$6.939	$5.187	$4.490	$4.765	$4.134	$2.987
Number of Accumulation Units outstanding at end of period (in thousands)	62	63	7	8	9	11	15	14	35	17
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$8.070	$7.710	$7.767	$6.939	$5.187	$4.490	$4.765	$4.134	$2.987	$4.877
Accumulation Unit Value at end of period	$10.381	$8.070	$7.710	$7.767	$6.939	$5.187	$4.490	$4.765	$4.134	$2.987
Number of Accumulation Units outstanding at end of period (in thousands)	62	63	7	8	9	11	15	14	35	17
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.897	$7.557	$7.624	$6.821	$5.106	$4.427	$4.706	$4.088	$2.958	$4.838
Accumulation Unit Value at end of period	$10.144	$7.897	$7.557	$7.624	$6.821	$5.106	$4.427	$4.706	$4.088	$2.958
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	1	1	1	2	2	7	9	9
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.897	$7.557	$7.624	$6.821	$5.106	$4.427	$4.706	$4.088	$2.958	$4.838
Accumulation Unit Value at end of period	$10.144	$7.897	$7.557	$7.624	$6.821	$5.106	$4.427	$4.706	$4.088	$2.958
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	1	1	1	2	2	7	9	9
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.841	$7.506	$7.576	$6.782	$5.080	$4.406	$4.686	$4.073	$2.948	$4.825
Accumulation Unit Value at end of period	$10.066	$7.841	$7.506	$7.576	$6.782	$5.080	$4.406	$4.686	$4.073	$2.948
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	2	3	3	4
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.931	$7.600	$7.679	$6.880	$5.158	$4.479	$4.768	$4.148	$3.006	$4.924

59

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Accumulation Unit Value at end of period	$10.171	$7.931	$7.600	$7.679	$6.880	$5.158	$4.479	$4.768	$4.148	$3.006
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.673	$7.357	$7.437	$6.667	$5.001	$4.344	$4.627	$4.028	$2.920	$4.786
Accumulation Unit Value at end of period	$9.836	$7.673	$7.357	$7.437	$6.667	$5.001	$4.344	$4.627	$4.028	$2.920
Number of Accumulation Units outstanding at end of period (in thousands)	17	15	1	2	—	1	4	4	4	5
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.673	$7.357	$7.437	$6.667	$5.001	$4.344	$4.627	$4.028	$2.920	$4.786
Accumulation Unit Value at end of period	$9.836	$7.673	$7.357	$7.437	$6.667	$5.001	$4.344	$4.627	$4.028	$2.920
Number of Accumulation Units outstanding at end of period (in thousands)	17	15	1	2	—	1	4	4	4	5
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.834	$6.556	$6.630	$5.947	$4.463	$3.879	$4.134	$3.600	$2.611	$—
Accumulation Unit Value at end of period	$8.756	$6.834	$6.556	$6.630	$5.947	$4.463	$3.879	$4.134	$3.600	$—
Number of Accumulation Units outstanding at end of period (in thousands)	23	43	2	6	10	11	9	10	11	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.705	$7.399	$7.490	$6.725	$5.052	$4.395	$4.688	$4.087	$2.968	$4.871
Accumulation Unit Value at end of period	$9.862	$7.705	$7.399	$7.490	$6.725	$5.052	$4.395	$4.688	$4.087	$2.968
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.685	$6.422	$6.505	$5.843	$4.392	$3.823	$4.080	$3.559	$2.585	$—
Accumulation Unit Value at end of period	$8.552	$6.685	$6.422	$6.505	$5.843	$4.392	$3.823	$4.080	$3.559	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	1	1	2	2	2	2	2	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.640	$6.382	$6.467	$5.812	$4.371	$3.806	$4.064	$3.547	$2.578	$—
Accumulation Unit Value at end of period	$8.490	$6.640	$6.382	$6.467	$5.812	$4.371	$3.806	$4.064	$3.547	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	1	1	1	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.443	$7.165	$7.271	$6.545	$4.929	$4.299	$4.597	$4.018	$2.925	$—
Accumulation Unit Value at end of period	$9.502	$7.443	$7.165	$7.271	$6.545	$4.929	$4.299	$4.597	$4.018	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT High Yield Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$53.824	$47.238	$50.613	$50.539	$47.519	$41.539	$41.398	$36.812	$24.857	$34.096
Accumulation Unit Value at end of period	$56.780	$53.824	$47.238	$50.613	$50.539	$47.519	$41.539	$41.398	$36.812	$24.857
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	2	3	5	6	7	9	9
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$52.672	$46.297	$49.679	$49.681	$46.782	$40.956	$40.879	$36.405	$24.619	$33.820

60

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Accumulation Unit Value at end of period	$55.482	$52.672	$46.297	$49.679	$49.681	$46.782	$40.956	$40.879	$36.405	$24.619
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$52.294	$45.987	$49.372	$49.398	$46.539	$40.764	$40.707	$36.270	$24.540	$33.728
Accumulation Unit Value at end of period	$55.056	$52.294	$45.987	$49.372	$49.398	$46.539	$40.764	$40.707	$36.270	$24.540
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$51.175	$45.071	$48.461	$48.559	$45.818	$40.192	$40.196	$35.869	$24.305	$33.455
Accumulation Unit Value at end of period	$53.798	$51.175	$45.071	$48.461	$48.559	$45.818	$40.192	$40.196	$35.869	$24.305
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	5	6	7	8	11	15	18
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$51.175	$45.071	$48.461	$48.559	$45.818	$40.192	$40.196	$35.869	$24.305	$33.455
Accumulation Unit Value at end of period	$53.798	$51.175	$45.071	$48.461	$48.559	$45.818	$40.192	$40.196	$35.869	$24.305
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	5	6	7	8	11	15	18
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$50.081	$44.173	$47.567	$47.735	$45.107	$39.628	$39.692	$35.472	$24.072	$33.185
Accumulation Unit Value at end of period	$52.568	$50.081	$44.173	$47.567	$47.735	$45.107	$39.628	$39.692	$35.472	$24.072
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	3	4	4	5	4	3
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$50.081	$44.173	$47.567	$47.735	$45.107	$39.628	$39.692	$35.472	$24.072	$33.185
Accumulation Unit Value at end of period	$52.568	$50.081	$44.173	$47.567	$47.735	$45.107	$39.628	$39.692	$35.472	$24.072
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	3	4	4	5	4	3
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$49.721	$43.878	$47.272	$47.463	$44.873	$39.442	$39.525	$35.341	$23.995	$33.095
Accumulation Unit Value at end of period	$52.164	$49.721	$43.878	$47.272	$47.463	$44.873	$39.442	$39.525	$35.341	$23.995
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	2	2
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.697	$18.283	$19.717	$19.817	$18.754	$16.501	$16.552	$14.815	$10.069	$13.901
Accumulation Unit Value at end of period	$21.693	$20.697	$18.283	$19.717	$19.817	$18.754	$16.501	$16.552	$14.815	$10.069
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$48.658	$43.004	$46.400	$46.658	$44.178	$38.889	$39.030	$34.950	$23.765	$32.827
Accumulation Unit Value at end of period	$50.972	$48.658	$43.004	$46.400	$46.658	$44.178	$38.889	$39.030	$34.950	$23.765
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	—	—	3	3	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$48.658	$43.004	$46.400	$46.658	$44.178	$38.889	$39.030	$34.950	$23.765	$32.827
Accumulation Unit Value at end of period	$50.972	$48.658	$43.004	$46.400	$46.658	$44.178	$38.889	$39.030	$34.950	$23.765
Number of Accumulation Units outstanding at end of period (in thousands)	2	—	—	—	—	3	3	1	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.118	$16.905	$18.249	$18.360	$17.393	$15.318	$15.381	$13.780	$9.375	$—
Accumulation Unit Value at end of period	$20.017	$19.118	$16.905	$18.249	$18.360	$17.393	$15.318	$15.381	$13.780	$—

61

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of Accumulation Units outstanding at end of period (in thousands)	4	13	13	14	15	2	5	4	4	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.109	$17.799	$19.234	$19.370	$18.368	$16.193	$16.276	$14.597	$9.940	$13.751
Accumulation Unit Value at end of period	$21.034	$20.109	$17.799	$19.234	$19.370	$18.368	$16.193	$16.276	$14.597	$9.940
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.702	$16.562	$17.906	$18.041	$17.117	$15.098	$15.183	$13.623	$9.282	$—
Accumulation Unit Value at end of period	$19.553	$18.702	$16.562	$17.906	$18.041	$17.117	$15.098	$15.183	$13.623	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.575	$16.458	$17.802	$17.945	$17.034	$15.032	$15.125	$13.577	$9.255	$—
Accumulation Unit Value at end of period	$19.410	$18.575	$16.458	$17.802	$17.945	$17.034	$15.032	$15.125	$13.577	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.425	$17.237	$18.672	$18.851	$17.921	$15.839	$15.960	$14.349	$9.796	$—
Accumulation Unit Value at end of period	$20.268	$19.425	$17.237	$18.672	$18.851	$17.921	$15.839	$15.960	$14.349	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$38.505	$38.282	$39.397	$37.529	$37.359	$34.210	$33.041	$30.496	$21.088	$28.111
Accumulation Unit Value at end of period	$40.094	$38.505	$38.282	$39.397	$37.529	$37.359	$34.210	$33.041	$30.496	$21.088
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	7	9	16	18	18	20	29	32
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$37.681	$37.520	$38.670	$36.892	$36.780	$33.731	$32.626	$30.159	$20.886	$27.883
Accumulation Unit Value at end of period	$39.177	$37.681	$37.520	$38.670	$36.892	$36.780	$33.731	$32.626	$30.159	$20.886
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	2	2	3	2
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$37.410	$37.269	$38.431	$36.682	$36.589	$33.572	$32.489	$30.047	$20.819	$27.808
Accumulation Unit Value at end of period	$38.876	$37.410	$37.269	$38.431	$36.682	$36.589	$33.572	$32.489	$30.047	$20.819
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	1	1	1	2
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$36.610	$36.526	$37.721	$36.059	$36.022	$33.101	$32.081	$29.715	$20.619	$27.583
Accumulation Unit Value at end of period	$37.988	$36.610	$36.526	$37.721	$36.059	$36.022	$33.101	$32.081	$29.715	$20.619
Number of Accumulation Units outstanding at end of period (in thousands)	15	11	13	14	33	42	50	65	82	91
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$36.610	$36.526	$37.721	$36.059	$36.022	$33.101	$32.081	$29.715	$20.619	$27.583
Accumulation Unit Value at end of period	$37.988	$36.610	$36.526	$37.721	$36.059	$36.022	$33.101	$32.081	$29.715	$20.619
Number of Accumulation Units outstanding at end of period (in thousands)	15	11	13	14	33	42	50	65	82	91

62

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$35.827	$35.799	$37.025	$35.447	$35.463	$32.637	$31.679	$29.386	$20.421	$27.359
Accumulation Unit Value at end of period	$37.119	$35.827	$35.799	$37.025	$35.447	$35.463	$32.637	$31.679	$29.386	$20.421
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	4	5	6	8	9	11	18	18
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$35.827	$35.799	$37.025	$35.447	$35.463	$32.637	$31.679	$29.386	$20.421	$27.359
Accumulation Unit Value at end of period	$37.119	$35.827	$35.799	$37.025	$35.447	$35.463	$32.637	$31.679	$29.386	$20.421
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	4	5	6	8	9	11	18	18
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$35.570	$35.559	$36.796	$35.245	$35.279	$32.484	$31.546	$29.277	$20.356	$27.285
Accumulation Unit Value at end of period	$36.834	$35.570	$35.559	$36.796	$35.245	$35.279	$32.484	$31.546	$29.277	$20.356
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	2	2	3	3
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.314	$16.326	$16.911	$16.214	$16.246	$14.974	$14.556	$13.523	$9.412	$12.628
Accumulation Unit Value at end of period	$16.878	$16.314	$16.326	$16.911	$16.214	$16.246	$14.974	$14.556	$13.523	$9.412
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	4	5	5	5	6	6	6
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$34.809	$34.851	$36.117	$34.647	$34.732	$32.028	$31.150	$28.953	$20.161	$27.065
Accumulation Unit Value at end of period	$35.992	$34.809	$34.851	$36.117	$34.647	$34.732	$32.028	$31.150	$28.953	$20.161
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	3	5	4	6	5	5	8	8
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$34.809	$34.851	$36.117	$34.647	$34.732	$32.028	$31.150	$28.953	$20.161	$27.065
Accumulation Unit Value at end of period	$35.992	$34.809	$34.851	$36.117	$34.647	$34.732	$32.028	$31.150	$28.953	$20.161
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	3	5	4	6	5	5	8	8
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.576	$16.604	$17.216	$16.523	$16.572	$15.290	$14.878	$13.836	$9.639	$—
Accumulation Unit Value at end of period	$17.131	$16.576	$16.604	$17.216	$16.523	$16.572	$15.290	$14.878	$13.836	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	44	48	67	107	83	87	96	100	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.851	$15.894	$16.496	$15.848	$15.911	$14.694	$14.313	$13.324	$9.291	$12.492
Accumulation Unit Value at end of period	$16.365	$15.851	$15.894	$16.496	$15.848	$15.911	$14.694	$14.313	$13.324	$9.291
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.215	$16.267	$16.892	$16.237	$16.309	$15.069	$14.686	$13.677	$9.543	$—
Accumulation Unit Value at end of period	$16.733	$16.215	$16.267	$16.892	$16.237	$16.309	$15.069	$14.686	$13.677	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	9	6	6	6	11	12	13	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.104	$16.164	$16.794	$16.150	$16.230	$15.004	$14.630	$13.632	$9.516	$—
Accumulation Unit Value at end of period	$16.610	$16.104	$16.164	$16.794	$16.150	$16.230	$15.004	$14.630	$13.632	$—

63

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.311	$15.391	$16.015	$15.424	$15.524	$14.373	$14.035	$13.097	$9.157	$—
Accumulation Unit Value at end of period	$15.769	$15.311	$15.391	$16.015	$15.424	$15.524	$14.373	$14.035	$13.097	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.708	$21.529	$21.802	$23.717	$18.779	$15.621	$19.071	$17.577	$14.302	$25.877
Accumulation Unit Value at end of period	$25.849	$20.708	$21.529	$21.802	$23.717	$18.779	$15.621	$19.071	$17.577	$14.302
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	5	5	5	10	7	9	13	13
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.265	$21.100	$21.399	$23.314	$18.488	$15.401	$18.831	$17.382	$14.165	$25.668
Accumulation Unit Value at end of period	$25.258	$20.265	$21.100	$21.399	$23.314	$18.488	$15.401	$18.831	$17.382	$14.165
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	1	2	2	3	3	3
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$20.120	$20.959	$21.267	$23.181	$18.392	$15.329	$18.752	$17.318	$14.119	$25.598
Accumulation Unit Value at end of period	$25.064	$20.120	$20.959	$21.267	$23.181	$18.392	$15.329	$18.752	$17.318	$14.119
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	2	2	2	2	2	2
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.689	$20.541	$20.874	$22.787	$18.107	$15.114	$18.517	$17.126	$13.984	$25.391
Accumulation Unit Value at end of period	$24.490	$19.689	$20.541	$20.874	$22.787	$18.107	$15.114	$18.517	$17.126	$13.984
Number of Accumulation Units outstanding at end of period (in thousands)	15	17	19	19	26	32	43	56	71	79
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.689	$20.541	$20.874	$22.787	$18.107	$15.114	$18.517	$17.126	$13.984	$25.391
Accumulation Unit Value at end of period	$24.490	$19.689	$20.541	$20.874	$22.787	$18.107	$15.114	$18.517	$17.126	$13.984
Number of Accumulation Units outstanding at end of period (in thousands)	15	17	19	19	26	32	43	56	71	79
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.268	$20.131	$20.489	$22.400	$17.826	$14.902	$18.284	$16.937	$13.850	$25.186
Accumulation Unit Value at end of period	$23.930	$19.268	$20.131	$20.489	$22.400	$17.826	$14.902	$18.284	$16.937	$13.850
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	4	4	8	9	10	18	21
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.268	$20.131	$20.489	$22.400	$17.826	$14.902	$18.284	$16.937	$13.850	$25.186
Accumulation Unit Value at end of period	$23.930	$19.268	$20.131	$20.489	$22.400	$17.826	$14.902	$18.284	$16.937	$13.850
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	4	4	8	9	10	18	21
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.129	$19.997	$20.362	$22.273	$17.733	$14.832	$18.208	$16.874	$13.806	$25.117
Accumulation Unit Value at end of period	$23.746	$19.129	$19.997	$20.362	$22.273	$17.733	$14.832	$18.208	$16.874	$13.806
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	3	3	3	3

64

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.222	$10.696	$10.902	$11.937	$9.514	$7.965	$9.788	$9.080	$7.436	$13.543
Accumulation Unit Value at end of period	$12.676	$10.222	$10.696	$10.902	$11.937	$9.514	$7.965	$9.788	$9.080	$7.436
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	4	4	4	4	5	5	5
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.720	$19.598	$19.986	$21.894	$17.458	$14.624	$17.979	$16.687	$13.673	$24.914
Accumulation Unit Value at end of period	$23.203	$18.720	$19.598	$19.986	$21.894	$17.458	$14.624	$17.979	$16.687	$13.673
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	4	4	4	4	4	2	3	2
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.720	$19.598	$19.986	$21.894	$17.458	$14.624	$17.979	$16.687	$13.673	$24.914
Accumulation Unit Value at end of period	$23.203	$18.720	$19.598	$19.986	$21.894	$17.458	$14.624	$17.979	$16.687	$13.673
Number of Accumulation Units outstanding at end of period (in thousands)	5	4	4	4	4	4	4	2	3	2
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.044	$8.425	$8.596	$9.422	$7.516	$6.299	$7.748	$7.195	$5.899	$—
Accumulation Unit Value at end of period	$9.965	$8.044	$8.425	$8.596	$9.422	$7.516	$6.299	$7.748	$7.195	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	16	17	31	69	82	87	82	86	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.931	$10.412	$10.635	$11.667	$9.317	$7.816	$9.624	$8.946	$7.341	$13.397
Accumulation Unit Value at end of period	$12.291	$9.931	$10.412	$10.635	$11.667	$9.317	$7.816	$9.624	$8.946	$7.341
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.868	$8.254	$8.434	$9.258	$7.397	$6.208	$7.648	$7.113	$5.840	$—
Accumulation Unit Value at end of period	$9.734	$7.868	$8.254	$8.434	$9.258	$7.397	$6.208	$7.648	$7.113	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	12	13	9	9	10	10	10	10	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.815	$8.202	$8.385	$9.209	$7.361	$6.182	$7.619	$7.089	$5.823	$—
Accumulation Unit Value at end of period	$9.662	$7.815	$8.202	$8.385	$9.209	$7.361	$6.182	$7.619	$7.089	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.593	$10.083	$10.324	$11.355	$9.091	$7.645	$9.437	$8.794	$7.235	$—
Accumulation Unit Value at end of period	$11.843	$9.593	$10.083	$10.324	$11.355	$9.091	$7.645	$9.437	$8.794	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.353	$17.778	$17.829	$19.265	$15.965	$13.379	$16.527	$14.936	$10.947	$19.301
Accumulation Unit Value at end of period	$21.776	$16.353	$17.778	$17.829	$19.265	$15.965	$13.379	$16.527	$14.936	$10.947
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	2	2

65

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.003	$17.424	$17.500	$18.938	$15.718	$13.192	$16.319	$14.771	$10.842	$19.145
Accumulation Unit Value at end of period	$21.278	$16.003	$17.424	$17.500	$18.938	$15.718	$13.192	$16.319	$14.771	$10.842
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	1
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.888	$17.307	$17.392	$18.830	$15.636	$13.130	$16.251	$14.716	$10.808	$19.093
Accumulation Unit Value at end of period	$21.115	$15.888	$17.307	$17.392	$18.830	$15.636	$13.130	$16.251	$14.716	$10.808
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.548	$16.962	$17.071	$18.510	$15.393	$12.945	$16.047	$14.554	$10.704	$18.938
Accumulation Unit Value at end of period	$20.632	$15.548	$16.962	$17.071	$18.510	$15.393	$12.945	$16.047	$14.554	$10.704
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	4	9	11
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.548	$16.962	$17.071	$18.510	$15.393	$12.945	$16.047	$14.554	$10.704	$18.938
Accumulation Unit Value at end of period	$20.632	$15.548	$16.962	$17.071	$18.510	$15.393	$12.945	$16.047	$14.554	$10.704
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	4	9	11
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.215	$16.624	$16.756	$18.196	$15.155	$12.764	$15.845	$14.392	$10.601	$18.785
Accumulation Unit Value at end of period	$20.160	$15.215	$16.624	$16.756	$18.196	$15.155	$12.764	$15.845	$14.392	$10.601
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	2	2	4	4
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.215	$16.624	$16.756	$18.196	$15.155	$12.764	$15.845	$14.392	$10.601	$18.785
Accumulation Unit Value at end of period	$20.160	$15.215	$16.624	$16.756	$18.196	$15.155	$12.764	$15.845	$14.392	$10.601
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	2	2	4	4
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.106	$16.513	$16.652	$18.092	$15.076	$12.704	$15.779	$14.339	$10.567	$18.734
Accumulation Unit Value at end of period	$20.005	$15.106	$16.513	$16.652	$18.092	$15.076	$12.704	$15.779	$14.339	$10.567
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.713	$10.628	$10.728	$11.668	$9.732	$8.209	$10.206	$9.284	$6.849	$12.154
Accumulation Unit Value at end of period	$12.850	$9.713	$10.628	$10.728	$11.668	$9.732	$8.209	$10.206	$9.284	$6.849
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.783	$16.184	$16.345	$17.785	$14.842	$12.526	$15.581	$14.180	$10.466	$18.583
Accumulation Unit Value at end of period	$19.548	$14.783	$16.184	$16.345	$17.785	$14.842	$12.526	$15.581	$14.180	$10.466
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	1	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.783	$16.184	$16.345	$17.785	$14.842	$12.526	$15.581	$14.180	$10.466	$18.583
Accumulation Unit Value at end of period	$19.548	$14.783	$16.184	$16.345	$17.785	$14.842	$12.526	$15.581	$14.180	$10.466
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	—	1	1	—	—
With Principal First (75 BPS)

66

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Accumulation Unit Value at beginning of period	$5.750	$6.298	$6.364	$6.928	$5.785	$4.884	$6.079	$5.535	$4.087	$—
Accumulation Unit Value at end of period	$7.600	$5.750	$6.298	$6.364	$6.928	$5.785	$4.884	$6.079	$5.535	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	10	10	7	8	10	11	11	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.437	$10.346	$10.465	$11.404	$9.531	$8.056	$10.036	$9.148	$6.762	$12.024
Accumulation Unit Value at end of period	$12.460	$9.437	$10.346	$10.465	$11.404	$9.531	$8.056	$10.036	$9.148	$6.762
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$5.625	$6.171	$6.244	$6.808	$5.693	$4.814	$6.000	$5.472	$4.047	$—
Accumulation Unit Value at end of period	$7.423	$5.625	$6.171	$6.244	$6.808	$5.693	$4.814	$6.000	$5.472	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$5.587	$6.132	$6.208	$6.772	$5.665	$4.793	$5.977	$5.454	$4.035	$—
Accumulation Unit Value at end of period	$7.369	$5.587	$6.132	$6.208	$6.772	$5.665	$4.793	$5.977	$5.454	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.115	$10.019	$10.159	$11.099	$9.299	$7.879	$9.841	$8.992	$6.663	$—
Accumulation Unit Value at end of period	$12.006	$9.115	$10.019	$10.159	$11.099	$9.299	$7.879	$9.841	$8.992	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.752	$18.809	$19.464	$21.807	$18.095	$15.078	$17.735	$16.789	$13.492	$25.348
Accumulation Unit Value at end of period	$23.059	$18.752	$18.809	$19.464	$21.807	$18.095	$15.078	$17.735	$16.789	$13.492
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	3	3	6	4	5	5	9
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.351	$18.434	$19.104	$21.437	$17.815	$14.866	$17.512	$16.603	$13.363	$25.143
Accumulation Unit Value at end of period	$22.531	$18.351	$18.434	$19.104	$21.437	$17.815	$14.866	$17.512	$16.603	$13.363
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	1	4	4	4
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$18.219	$18.311	$18.986	$21.315	$17.722	$14.796	$17.439	$16.541	$13.320	$25.075
Accumulation Unit Value at end of period	$22.358	$18.219	$18.311	$18.986	$21.315	$17.722	$14.796	$17.439	$16.541	$13.320
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	1
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.829	$17.946	$18.636	$20.953	$17.447	$14.589	$17.220	$16.358	$13.192	$24.872
Accumulation Unit Value at end of period	$21.847	$17.829	$17.946	$18.636	$20.953	$17.447	$14.589	$17.220	$16.358	$13.192
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	9	9	14	17	34	41

67

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.829	$17.946	$18.636	$20.953	$17.447	$14.589	$17.220	$16.358	$13.192	$24.872
Accumulation Unit Value at end of period	$21.847	$17.829	$17.946	$18.636	$20.953	$17.447	$14.589	$17.220	$16.358	$13.192
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	9	9	14	17	34	41
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.448	$17.588	$18.292	$20.597	$17.176	$14.384	$17.004	$16.177	$13.066	$24.670
Accumulation Unit Value at end of period	$21.347	$17.448	$17.588	$18.292	$20.597	$17.176	$14.384	$17.004	$16.177	$13.066
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	2	3	3	3	6	10	10
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.448	$17.588	$18.292	$20.597	$17.176	$14.384	$17.004	$16.177	$13.066	$24.670
Accumulation Unit Value at end of period	$21.347	$17.448	$17.588	$18.292	$20.597	$17.176	$14.384	$17.004	$16.177	$13.066
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	2	3	3	3	6	10	10
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.322	$17.471	$18.178	$20.479	$17.087	$14.316	$16.932	$16.117	$13.024	$24.604
Accumulation Unit Value at end of period	$21.183	$17.322	$17.471	$18.178	$20.479	$17.087	$14.316	$16.932	$16.117	$13.024
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	—	—	1	2	2	2
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.580	$11.691	$12.177	$13.732	$11.469	$9.619	$11.388	$10.850	$8.777	$16.597
Accumulation Unit Value at end of period	$14.147	$11.580	$11.691	$12.177	$13.732	$11.469	$9.619	$11.388	$10.850	$8.777
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.952	$17.122	$17.843	$20.132	$16.822	$14.115	$16.720	$15.939	$12.899	$24.405
Accumulation Unit Value at end of period	$20.699	$16.952	$17.122	$17.843	$20.132	$16.822	$14.115	$16.720	$15.939	$12.899
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	4	1	2	2	1	4	4
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.952	$17.122	$17.843	$20.132	$16.822	$14.115	$16.720	$15.939	$12.899	$24.405
Accumulation Unit Value at end of period	$20.699	$16.952	$17.122	$17.843	$20.132	$16.822	$14.115	$16.720	$15.939	$12.899
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	4	1	2	2	1	4	4
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.943	$11.059	$11.530	$13.016	$10.882	$9.135	$10.826	$10.326	$8.361	$—
Accumulation Unit Value at end of period	$13.356	$10.943	$11.059	$11.530	$13.016	$10.882	$9.135	$10.826	$10.326	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	17	18	22	15	16	22	23	25	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.251	$11.381	$11.878	$13.422	$11.232	$9.439	$11.198	$10.691	$8.665	$16.418
Accumulation Unit Value at end of period	$13.718	$11.251	$11.381	$11.878	$13.422	$11.232	$9.439	$11.198	$10.691	$8.665
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.705	$10.835	$11.313	$12.790	$10.709	$9.004	$10.686	$10.208	$8.277	$—
Accumulation Unit Value at end of period	$13.046	$10.705	$10.835	$11.313	$12.790	$10.709	$9.004	$10.686	$10.208	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	—	—	—	—	1	1	—	—	—

68

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.632	$10.766	$11.247	$12.722	$10.657	$8.965	$10.645	$10.174	$8.254	$—
Accumulation Unit Value at end of period	$12.950	$10.632	$10.766	$11.247	$12.722	$10.657	$8.965	$10.645	$10.174	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.868	$11.021	$11.531	$13.063	$10.959	$9.233	$10.980	$10.509	$8.539	$—
Accumulation Unit Value at end of period	$13.218	$10.868	$11.021	$11.531	$13.063	$10.959	$9.233	$10.980	$10.509	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Investors Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.071	$14.545	$15.079	$13.424	$10.074	$8.745	$8.864	$7.891	$6.117	$10.261
Accumulation Unit Value at end of period	$19.471	$16.071	$14.545	$15.079	$13.424	$10.074	$8.745	$8.864	$7.891	$6.117
Number of Accumulation Units outstanding at end of period (in thousands)	9	13	18	19	21	35	29	35	38	38
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.728	$14.255	$14.800	$13.196	$9.918	$8.622	$8.753	$7.803	$6.058	$10.178
Accumulation Unit Value at end of period	$19.025	$15.728	$14.255	$14.800	$13.196	$9.918	$8.622	$8.753	$7.803	$6.058
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	2	2	2
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.615	$14.160	$14.709	$13.120	$9.866	$8.581	$8.716	$7.774	$6.038	$10.150
Accumulation Unit Value at end of period	$18.879	$15.615	$14.160	$14.709	$13.120	$9.866	$8.581	$8.716	$7.774	$6.038
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	3	3	4	4	4
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.280	$13.878	$14.437	$12.898	$9.713	$8.461	$8.607	$7.688	$5.981	$10.068
Accumulation Unit Value at end of period	$18.448	$15.280	$13.878	$14.437	$12.898	$9.713	$8.461	$8.607	$7.688	$5.981
Number of Accumulation Units outstanding at end of period (in thousands)	29	31	34	34	48	62	88	119	168	164
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.280	$13.878	$14.437	$12.898	$9.713	$8.461	$8.607	$7.688	$5.981	$10.068
Accumulation Unit Value at end of period	$18.448	$15.280	$13.878	$14.437	$12.898	$9.713	$8.461	$8.607	$7.688	$5.981
Number of Accumulation Units outstanding at end of period (in thousands)	29	31	34	34	48	62	88	119	168	164
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.953	$13.601	$14.171	$12.679	$9.563	$8.342	$8.499	$7.603	$5.923	$9.987
Accumulation Unit Value at end of period	$18.026	$14.953	$13.601	$14.171	$12.679	$9.563	$8.342	$8.499	$7.603	$5.923
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	7	10	11	16	18	25	28	24
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.953	$13.601	$14.171	$12.679	$9.563	$8.342	$8.499	$7.603	$5.923	$9.987
Accumulation Unit Value at end of period	$18.026	$14.953	$13.601	$14.171	$12.679	$9.563	$8.342	$8.499	$7.603	$5.923
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	7	10	11	16	18	25	28	24

69

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.846	$13.510	$14.083	$12.606	$9.513	$8.303	$8.463	$7.575	$5.904	$9.960
Accumulation Unit Value at end of period	$17.887	$14.846	$13.510	$14.083	$12.606	$9.513	$8.303	$8.463	$7.575	$5.904
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	4	5	5	5
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.997	$10.018	$10.453	$9.366	$7.075	$6.181	$6.307	$5.651	$4.409	$7.444
Accumulation Unit Value at end of period	$13.237	$10.997	$10.018	$10.453	$9.366	$7.075	$6.181	$6.307	$5.651	$4.409
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	5	5	5	6	6	6	6
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.528	$13.241	$13.823	$12.392	$9.366	$8.186	$8.357	$7.491	$5.848	$9.879
Accumulation Unit Value at end of period	$17.478	$14.528	$13.241	$13.823	$12.392	$9.366	$8.186	$8.357	$7.491	$5.848
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	6	7	9	8	7	8	2
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.528	$13.241	$13.823	$12.392	$9.366	$8.186	$8.357	$7.491	$5.848	$9.879
Accumulation Unit Value at end of period	$17.478	$14.528	$13.241	$13.823	$12.392	$9.366	$8.186	$8.357	$7.491	$5.848
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	6	7	9	8	7	8	2
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.017	$9.134	$9.540	$8.557	$6.470	$5.659	$5.779	$5.183	$4.048	$—
Accumulation Unit Value at end of period	$12.045	$10.017	$9.134	$9.540	$8.557	$6.470	$5.659	$5.779	$5.183	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	11	14	28	78	93	100	104	112	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.685	$9.753	$10.196	$9.155	$6.929	$6.066	$6.201	$5.567	$4.352	$7.364
Accumulation Unit Value at end of period	$12.835	$10.685	$9.753	$10.196	$9.155	$6.929	$6.066	$6.201	$5.567	$4.352
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.799	$8.949	$9.361	$8.409	$6.368	$5.577	$5.705	$5.124	$4.008	$—
Accumulation Unit Value at end of period	$11.765	$9.799	$8.949	$9.361	$8.409	$6.368	$5.577	$5.705	$5.124	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	10	6	7	9	17	18	20	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.732	$8.892	$9.306	$8.364	$6.337	$5.553	$5.683	$5.107	$3.996	$—
Accumulation Unit Value at end of period	$11.679	$9.732	$8.892	$9.306	$8.364	$6.337	$5.553	$5.683	$5.107	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.321	$9.444	$9.899	$8.910	$6.761	$5.933	$6.081	$5.473	$4.289	$—
Accumulation Unit Value at end of period	$12.367	$10.321	$9.444	$9.899	$8.910	$6.761	$5.933	$6.081	$5.473	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

70

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Multi-Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$38.386	$36.115	$36.730	$32.821	$24.394	$21.187	$22.637	$19.200	$14.736	$24.396
Accumulation Unit Value at end of period	$48.915	$38.386	$36.115	$36.730	$32.821	$24.394	$21.187	$22.637	$19.200	$14.736
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	6	6	7	12	10	14	12	10
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$37.565	$35.395	$36.053	$32.263	$24.016	$20.890	$22.353	$18.988	$14.594	$24.199
Accumulation Unit Value at end of period	$47.796	$37.565	$35.395	$36.053	$32.263	$24.016	$20.890	$22.353	$18.988	$14.594
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	1	1
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$37.295	$35.158	$35.829	$32.080	$23.891	$20.792	$22.259	$18.918	$14.548	$24.133
Accumulation Unit Value at end of period	$47.429	$37.295	$35.158	$35.829	$32.080	$23.891	$20.792	$22.259	$18.918	$14.548
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	1	1	1	1
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$36.497	$34.458	$35.168	$31.535	$23.521	$20.500	$21.979	$18.708	$14.408	$23.938
Accumulation Unit Value at end of period	$46.345	$36.497	$34.458	$35.168	$31.535	$23.521	$20.500	$21.979	$18.708	$14.408
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	12	12	20	23	31	42	45	40
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$36.497	$34.458	$35.168	$31.535	$23.521	$20.500	$21.979	$18.708	$14.408	$23.938
Accumulation Unit Value at end of period	$46.345	$36.497	$34.458	$35.168	$31.535	$23.521	$20.500	$21.979	$18.708	$14.408
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	12	12	20	23	31	42	45	40
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$35.716	$33.771	$34.519	$30.999	$23.156	$20.212	$21.703	$18.501	$14.270	$23.744
Accumulation Unit Value at end of period	$45.285	$35.716	$33.771	$34.519	$30.999	$23.156	$20.212	$21.703	$18.501	$14.270
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	3	4	5	10	11	15	18	18
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$35.716	$33.771	$34.519	$30.999	$23.156	$20.212	$21.703	$18.501	$14.270	$23.744
Accumulation Unit Value at end of period	$45.285	$35.716	$33.771	$34.519	$30.999	$23.156	$20.212	$21.703	$18.501	$14.270
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	3	4	5	10	11	15	18	18
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$35.459	$33.545	$34.305	$30.823	$23.035	$20.117	$21.612	$18.433	$14.224	$23.680
Accumulation Unit Value at end of period	$44.938	$35.459	$33.545	$34.305	$30.823	$23.035	$20.117	$21.612	$18.433	$14.224
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	2	2	3	3	3	5
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.943	$8.468	$8.669	$7.797	$5.833	$5.099	$5.483	$4.681	$3.616	$6.026
Accumulation Unit Value at end of period	$11.322	$8.943	$8.468	$8.669	$7.797	$5.833	$5.099	$5.483	$4.681	$3.616
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$34.701	$32.877	$33.672	$30.299	$22.678	$19.835	$21.341	$18.229	$14.088	$23.488
Accumulation Unit Value at end of period	$43.910	$34.701	$32.877	$33.672	$30.299	$22.678	$19.835	$21.341	$18.229	$14.088
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	1	1	—

71

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$34.701	$32.877	$33.672	$30.299	$22.678	$19.835	$21.341	$18.229	$14.088	$23.488
Accumulation Unit Value at end of period	$43.910	$34.701	$32.877	$33.672	$30.299	$22.678	$19.835	$21.341	$18.229	$14.088
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	1	1	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.829	$6.474	$6.634	$5.972	$4.472	$3.913	$4.213	$3.600	$2.784	$—
Accumulation Unit Value at end of period	$8.638	$6.829	$6.474	$6.634	$5.972	$4.472	$3.913	$4.213	$3.600	$—
Number of Accumulation Units outstanding at end of period (in thousands)	46	50	47	52	40	33	41	47	34	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.688	$8.244	$8.456	$7.621	$5.712	$5.004	$5.392	$4.612	$3.570	$5.961
Accumulation Unit Value at end of period	$10.978	$8.688	$8.244	$8.456	$7.621	$5.712	$5.004	$5.392	$4.612	$3.570
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.681	$6.342	$6.509	$5.868	$4.401	$3.857	$4.158	$3.559	$2.756	$—
Accumulation Unit Value at end of period	$8.437	$6.681	$6.342	$6.509	$5.868	$4.401	$3.857	$4.158	$3.559	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	3	3	3	4	7	6	5	5	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.635	$6.302	$6.471	$5.837	$4.380	$3.840	$4.142	$3.547	$2.748	$—
Accumulation Unit Value at end of period	$8.375	$6.635	$6.302	$6.471	$5.837	$4.380	$3.840	$4.142	$3.547	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.393	$7.983	$8.209	$7.417	$5.573	$4.894	$5.287	$4.534	$3.518	$—
Accumulation Unit Value at end of period	$10.578	$8.393	$7.983	$8.209	$7.417	$5.573	$4.894	$5.287	$4.534	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Multi-Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.952	$26.883	$28.495	$26.090	$18.623	$16.245	$17.363	$14.193	$10.355	$18.367
Accumulation Unit Value at end of period	$32.700	$29.952	$26.883	$28.495	$26.090	$18.623	$16.245	$17.363	$14.193	$10.355
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	5	3	6	6	6
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$29.345	$26.377	$28.000	$25.676	$18.355	$16.035	$17.164	$14.051	$10.267	$18.239
Accumulation Unit Value at end of period	$31.988	$29.345	$26.377	$28.000	$25.676	$18.355	$16.035	$17.164	$14.051	$10.267
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	—	1
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$29.145	$26.210	$27.837	$25.539	$18.266	$15.965	$17.099	$14.005	$10.238	$18.196
Accumulation Unit Value at end of period	$31.754	$29.145	$26.210	$27.837	$25.539	$18.266	$15.965	$17.099	$14.005	$10.238
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

72

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.553	$25.717	$27.354	$25.134	$18.003	$15.759	$16.903	$13.865	$10.151	$18.069
Accumulation Unit Value at end of period	$31.063	$28.553	$25.717	$27.354	$25.134	$18.003	$15.759	$16.903	$13.865	$10.151
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	4	7	10	13	14
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.553	$25.717	$27.354	$25.134	$18.003	$15.759	$16.903	$13.865	$10.151	$18.069
Accumulation Unit Value at end of period	$31.063	$28.553	$25.717	$27.354	$25.134	$18.003	$15.759	$16.903	$13.865	$10.151
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	4	7	10	13	14
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.974	$25.233	$26.880	$24.735	$17.744	$15.555	$16.710	$13.727	$10.065	$17.943
Accumulation Unit Value at end of period	$30.387	$27.974	$25.233	$26.880	$24.735	$17.744	$15.555	$16.710	$13.727	$10.065
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	2	8	7	10	15	22	29
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.974	$25.233	$26.880	$24.735	$17.744	$15.555	$16.710	$13.727	$10.065	$17.943
Accumulation Unit Value at end of period	$30.387	$27.974	$25.233	$26.880	$24.735	$17.744	$15.555	$16.710	$13.727	$10.065
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	2	8	7	10	15	22	29
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.783	$25.073	$26.723	$24.603	$17.658	$15.488	$16.646	$13.681	$10.037	$17.902
Accumulation Unit Value at end of period	$30.165	$27.783	$25.073	$26.723	$24.603	$17.658	$15.488	$16.646	$13.681	$10.037
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.406	$24.758	$26.413	$24.342	$17.489	$15.354	$16.519	$13.591	$9.980	$17.818
Accumulation Unit Value at end of period	$29.726	$27.406	$24.758	$26.413	$24.342	$17.489	$15.354	$16.519	$13.591	$9.980
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	3	3	3	2	2	2	3	4
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.219	$24.601	$26.260	$24.213	$17.404	$15.288	$16.455	$13.545	$9.952	$17.777
Accumulation Unit Value at end of period	$29.509	$27.219	$24.601	$26.260	$24.213	$17.404	$15.288	$16.455	$13.545	$9.952
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.219	$24.601	$26.260	$24.213	$17.404	$15.288	$16.455	$13.545	$9.952	$17.777
Accumulation Unit Value at end of period	$29.509	$27.219	$24.601	$26.260	$24.213	$17.404	$15.288	$16.455	$13.545	$9.952
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.034	$24.446	$26.107	$24.084	$17.320	$15.222	$16.392	$13.500	$9.923	$—
Accumulation Unit Value at end of period	$29.293	$27.034	$24.446	$26.107	$24.084	$17.320	$15.222	$16.392	$13.500	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	9	3	2	3	3	4	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.667	$24.138	$25.804	$23.828	$17.153	$15.090	$16.267	$13.410	$9.867	$17.653
Accumulation Unit Value at end of period	$28.866	$26.667	$24.138	$25.804	$23.828	$17.153	$15.090	$16.267	$13.410	$9.867
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

73

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.485	$23.986	$25.654	$23.702	$17.071	$15.025	$16.205	$13.366	$9.839	$—
Accumulation Unit Value at end of period	$28.656	$26.485	$23.986	$25.654	$23.702	$17.071	$15.025	$16.205	$13.366	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.305	$23.834	$25.505	$23.575	$16.988	$14.960	$16.143	$13.321	$9.812	$—
Accumulation Unit Value at end of period	$28.446	$26.305	$23.834	$25.505	$23.575	$16.988	$14.960	$16.143	$13.321	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	2	2	2	2	2	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.788	$23.401	$25.079	$23.217	$16.755	$14.777	$15.969	$13.197	$9.735	$—
Accumulation Unit Value at end of period	$27.845	$25.788	$23.401	$25.079	$23.217	$16.755	$14.777	$15.969	$13.197	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Research Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.223	$20.473	$21.087	$18.618	$14.157	$12.175	$12.566	$10.950	$8.338	$13.759
Accumulation Unit Value at end of period	$27.030	$22.223	$20.473	$21.087	$18.618	$14.157	$12.175	$12.566	$10.950	$8.338
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	2	2	2	4	4	6
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.748	$20.065	$20.698	$18.302	$13.938	$12.004	$12.409	$10.829	$8.258	$13.647
Accumulation Unit Value at end of period	$26.412	$21.748	$20.065	$20.698	$18.302	$13.938	$12.004	$12.409	$10.829	$8.258
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	2	2	3	4	4	5
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$21.591	$19.931	$20.570	$18.198	$13.865	$11.948	$12.357	$10.789	$8.231	$13.610
Accumulation Unit Value at end of period	$26.209	$21.591	$19.931	$20.570	$18.198	$13.865	$11.948	$12.357	$10.789	$8.231
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.129	$19.533	$20.190	$17.888	$13.650	$11.780	$12.202	$10.669	$8.152	$13.500
Accumulation Unit Value at end of period	$25.610	$21.129	$19.533	$20.190	$17.888	$13.650	$11.780	$12.202	$10.669	$8.152
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	4	4	4	4	7	8	9	11
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.129	$19.533	$20.190	$17.888	$13.650	$11.780	$12.202	$10.669	$8.152	$13.500
Accumulation Unit Value at end of period	$25.610	$21.129	$19.533	$20.190	$17.888	$13.650	$11.780	$12.202	$10.669	$8.152
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	4	4	4	4	7	8	9	11
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.677	$19.144	$19.818	$17.585	$13.438	$11.615	$12.048	$10.551	$8.074	$13.391
Accumulation Unit Value at end of period	$25.025	$20.677	$19.144	$19.818	$17.585	$13.438	$11.615	$12.048	$10.551	$8.074
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

74

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.677	$19.144	$19.818	$17.585	$13.438	$11.615	$12.048	$10.551	$8.074	$13.391
Accumulation Unit Value at end of period	$25.025	$20.677	$19.144	$19.818	$17.585	$13.438	$11.615	$12.048	$10.551	$8.074
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.529	$19.016	$19.695	$17.484	$13.369	$11.560	$11.998	$10.512	$8.048	$13.355
Accumulation Unit Value at end of period	$24.832	$20.529	$19.016	$19.695	$17.484	$13.369	$11.560	$11.998	$10.512	$8.048
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	3	5	5
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.183	$12.224	$12.673	$11.262	$8.619	$7.461	$7.751	$6.798	$5.210	$8.653
Accumulation Unit Value at end of period	$15.931	$13.183	$12.224	$12.673	$11.262	$8.619	$7.461	$7.751	$6.798	$5.210
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.089	$18.637	$19.331	$17.188	$13.161	$11.398	$11.847	$10.396	$7.971	$13.247
Accumulation Unit Value at end of period	$24.265	$20.089	$18.637	$19.331	$17.188	$13.161	$11.398	$11.847	$10.396	$7.971
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	2	2	1	1	1	1	3	3
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.089	$18.637	$19.331	$17.188	$13.161	$11.398	$11.847	$10.396	$7.971	$13.247
Accumulation Unit Value at end of period	$24.265	$20.089	$18.637	$19.331	$17.188	$13.161	$11.398	$11.847	$10.396	$7.971
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	2	2	1	1	1	1	3	3
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.853	$11.930	$12.381	$11.013	$8.438	$7.311	$7.603	$6.675	$5.120	$—
Accumulation Unit Value at end of period	$15.517	$12.853	$11.930	$12.381	$11.013	$8.438	$7.311	$7.603	$6.675	$—
Number of Accumulation Units outstanding at end of period (in thousands)	5	9	10	15	20	15	19	21	22	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.808	$11.900	$12.362	$11.007	$8.442	$7.322	$7.622	$6.698	$5.143	$8.560
Accumulation Unit Value at end of period	$15.447	$12.808	$11.900	$12.362	$11.007	$8.442	$7.322	$7.622	$6.698	$5.143
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.574	$11.688	$12.148	$10.822	$8.304	$7.206	$7.504	$6.598	$5.069	$—
Accumulation Unit Value at end of period	$15.157	$12.574	$11.688	$12.148	$10.822	$8.304	$7.206	$7.504	$6.598	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	2	2	2	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.488	$11.614	$12.077	$10.765	$8.263	$7.174	$7.476	$6.576	$5.055	$—
Accumulation Unit Value at end of period	$15.046	$12.488	$11.614	$12.077	$10.765	$8.263	$7.174	$7.476	$6.576	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	—	—	—	—

75

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.372	$11.524	$12.001	$10.713	$8.236	$7.161	$7.473	$6.584	$5.069	$—
Accumulation Unit Value at end of period	$14.884	$12.372	$11.524	$12.001	$10.713	$8.236	$7.161	$7.473	$6.584	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$39.769	$31.633	$33.499	$32.843	$23.857	$20.592	$21.919	$17.643	$13.603	$22.749
Accumulation Unit Value at end of period	$42.303	$39.769	$31.633	$33.499	$32.843	$23.857	$20.592	$21.919	$17.643	$13.603
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	7	7	12	15	17	14	16	16
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$38.918	$31.002	$32.880	$32.285	$23.487	$20.303	$21.643	$17.448	$13.472	$22.565
Accumulation Unit Value at end of period	$41.336	$38.918	$31.002	$32.880	$32.285	$23.487	$20.303	$21.643	$17.448	$13.472
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	1	2
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$38.638	$30.795	$32.677	$32.101	$23.365	$20.208	$21.552	$17.383	$13.429	$22.504
Accumulation Unit Value at end of period	$41.018	$38.638	$30.795	$32.677	$32.101	$23.365	$20.208	$21.552	$17.383	$13.429
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$37.811	$30.181	$32.074	$31.556	$23.002	$19.924	$21.282	$17.191	$13.300	$22.322
Accumulation Unit Value at end of period	$40.081	$37.811	$30.181	$32.074	$31.556	$23.002	$19.924	$21.282	$17.191	$13.300
Number of Accumulation Units outstanding at end of period (in thousands)	4	10	10	11	15	15	19	24	30	31
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$37.811	$30.181	$32.074	$31.556	$23.002	$19.924	$21.282	$17.191	$13.300	$22.322
Accumulation Unit Value at end of period	$40.081	$37.811	$30.181	$32.074	$31.556	$23.002	$19.924	$21.282	$17.191	$13.300
Number of Accumulation Units outstanding at end of period (in thousands)	4	10	10	11	15	15	19	24	30	31
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$37.002	$29.580	$31.482	$31.020	$22.646	$19.644	$21.015	$17.000	$13.173	$22.141
Accumulation Unit Value at end of period	$39.164	$37.002	$29.580	$31.482	$31.020	$22.646	$19.644	$21.015	$17.000	$13.173
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	2	9	9	9	12	17	26
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$37.002	$29.580	$31.482	$31.020	$22.646	$19.644	$21.015	$17.000	$13.173	$22.141
Accumulation Unit Value at end of period	$39.164	$37.002	$29.580	$31.482	$31.020	$22.646	$19.644	$21.015	$17.000	$13.173
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	2	9	9	9	12	17	26
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$36.736	$29.382	$31.287	$30.844	$22.528	$19.552	$20.927	$16.937	$13.131	$22.081
Accumulation Unit Value at end of period	$38.863	$36.736	$29.382	$31.287	$30.844	$22.528	$19.552	$20.927	$16.937	$13.131
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	2

76

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$32.398	$25.938	$27.647	$27.283	$19.947	$17.330	$18.566	$15.042	$11.673	$19.650
Accumulation Unit Value at end of period	$34.240	$32.398	$25.938	$27.647	$27.283	$19.947	$17.330	$18.566	$15.042	$11.673
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$35.950	$28.796	$30.709	$30.320	$22.178	$19.278	$20.664	$16.750	$13.005	$21.902
Accumulation Unit Value at end of period	$37.975	$35.950	$28.796	$30.709	$30.320	$22.178	$19.278	$20.664	$16.750	$13.005
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	2	3	2	1	2	1	1	1
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$35.950	$28.796	$30.709	$30.320	$22.178	$19.278	$20.664	$16.750	$13.005	$21.902
Accumulation Unit Value at end of period	$37.975	$35.950	$28.796	$30.709	$30.320	$22.178	$19.278	$20.664	$16.750	$13.005
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	2	3	2	1	2	1	1	1
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.300	$26.686	$28.474	$28.127	$20.584	$17.901	$19.198	$15.569	$12.094	$—
Accumulation Unit Value at end of period	$35.157	$33.300	$26.686	$28.474	$28.127	$20.584	$17.901	$19.198	$15.569	$—
Number of Accumulation Units outstanding at end of period (in thousands)	14	14	13	15	3	5	7	8	9	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$31.477	$25.251	$26.969	$26.667	$19.536	$17.006	$18.256	$14.821	$11.524	$19.438
Accumulation Unit Value at end of period	$33.200	$31.477	$25.251	$26.969	$26.667	$19.536	$17.006	$18.256	$14.821	$11.524
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.575	$26.145	$27.937	$27.638	$20.258	$17.643	$18.950	$15.391	$11.974	$—
Accumulation Unit Value at end of period	$34.341	$32.575	$26.145	$27.937	$27.638	$20.258	$17.643	$18.950	$15.391	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	1	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.353	$25.980	$27.775	$27.491	$20.160	$17.567	$18.877	$15.340	$11.940	$—
Accumulation Unit Value at end of period	$34.090	$32.353	$25.980	$27.775	$27.491	$20.160	$17.567	$18.877	$15.340	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.405	$24.452	$26.181	$25.953	$19.060	$16.634	$17.901	$14.569	$11.357	$—
Accumulation Unit Value at end of period	$31.990	$30.405	$24.452	$26.181	$25.953	$19.060	$16.634	$17.901	$14.569	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Putnam Asset Manager

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
ClearBridge Variable Dividend Strategy Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.366	$13.551	$14.360	$12.818	$10.321	$9.165	$8.614	$7.781	$6.420	$10.019

77

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Accumulation Unit Value at end of period	$18.058	$15.366	$13.551	$14.360	$12.818	$10.321	$9.165	$8.614	$7.781	$6.420
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	2	3	4	3	3	4
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.144	$13.376	$14.196	$12.690	$10.233	$9.100	$8.566	$7.750	$6.404	$10.009
Accumulation Unit Value at end of period	$17.771	$15.144	$13.376	$14.196	$12.690	$10.233	$9.100	$8.566	$7.750	$6.404
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.071	$13.318	$14.141	$12.648	$10.205	$9.079	$8.551	$7.740	$6.399	$10.006
Accumulation Unit Value at end of period	$17.676	$15.071	$13.318	$14.141	$12.648	$10.205	$9.079	$8.551	$7.740	$6.399
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.854	$13.146	$13.980	$12.522	$10.118	$9.016	$8.504	$7.709	$6.383	$9.996
Accumulation Unit Value at end of period	$17.395	$14.854	$13.146	$13.980	$12.522	$10.118	$9.016	$8.504	$7.709	$6.383
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.854	$13.146	$13.980	$12.522	$10.118	$9.016	$8.504	$7.709	$6.383	$9.996
Accumulation Unit Value at end of period	$17.395	$14.854	$13.146	$13.980	$12.522	$10.118	$9.016	$8.504	$7.709	$6.383
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.640	$12.976	$13.820	$12.397	$10.032	$8.953	$8.457	$7.678	$6.367	$9.986
Accumulation Unit Value at end of period	$17.119	$14.640	$12.976	$13.820	$12.397	$10.032	$8.953	$8.457	$7.678	$6.367
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.640	$12.976	$13.820	$12.397	$10.032	$8.953	$8.457	$7.678	$6.367	$9.986
Accumulation Unit Value at end of period	$17.119	$14.640	$12.976	$13.820	$12.397	$10.032	$8.953	$8.457	$7.678	$6.367
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.570	$12.920	$13.767	$12.356	$10.004	$8.932	$8.441	$7.667	$6.361	$9.982
Accumulation Unit Value at end of period	$17.028	$14.570	$12.920	$13.767	$12.356	$10.004	$8.932	$8.441	$7.667	$6.361
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.429	$12.808	$13.662	$12.274	$9.947	$8.890	$8.410	$7.647	$6.351	$9.976
Accumulation Unit Value at end of period	$16.847	$14.429	$12.808	$13.662	$12.274	$9.947	$8.890	$8.410	$7.647	$6.351
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.360	$12.753	$13.609	$12.233	$9.919	$8.870	$8.395	$7.637	$6.345	$9.972
Accumulation Unit Value at end of period	$16.758	$14.360	$12.753	$13.609	$12.233	$9.919	$8.870	$8.395	$7.637	$6.345
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.360	$12.753	$13.609	$12.233	$9.919	$8.870	$8.395	$7.637	$6.345	$9.972
Accumulation Unit Value at end of period	$16.758	$14.360	$12.753	$13.609	$12.233	$9.919	$8.870	$8.395	$7.637	$6.345

78

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.346	$20.744	$22.148	$19.918	$16.159	$14.456	$13.689	$12.459	$10.358	$—
Accumulation Unit Value at end of period	$27.231	$23.346	$20.744	$22.148	$19.918	$16.159	$14.456	$13.689	$12.459	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.153	$12.588	$13.453	$12.111	$9.835	$8.808	$8.349	$7.606	$6.329	$9.962
Accumulation Unit Value at end of period	$16.491	$14.153	$12.588	$13.453	$12.111	$9.835	$8.808	$8.349	$7.606	$6.329
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.064	$20.525	$21.947	$19.766	$16.060	$14.389	$13.647	$12.439	$10.356	$—
Accumulation Unit Value at end of period	$26.862	$23.064	$20.525	$21.947	$19.766	$16.060	$14.389	$13.647	$12.439	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.971	$20.452	$21.880	$19.716	$16.027	$14.367	$13.632	$12.432	$10.356	$—
Accumulation Unit Value at end of period	$26.740	$22.971	$20.452	$21.880	$19.716	$16.027	$14.367	$13.632	$12.432	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.694	$20.236	$21.681	$19.566	$15.929	$14.301	$13.590	$12.412	$10.354	$—
Accumulation Unit Value at end of period	$26.378	$22.694	$20.236	$21.681	$19.566	$15.929	$14.301	$13.590	$12.412	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
ClearBridge Variable Large Cap Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.280	$2.046	$2.136	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.582	$2.280	$2.046	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	96	98	135	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.222	$1.997	$2.088	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.513	$2.222	$1.997	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.208	$1.986	$2.077	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.496	$2.208	$1.986	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.153	$1.939	$2.031	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.429	$2.153	$1.939	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

79

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.153	$1.939	$2.031	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.429	$2.153	$1.939	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.107	$1.900	$1.994	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.374	$2.107	$1.900	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.107	$1.900	$1.994	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.374	$2.107	$1.900	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.091	$1.887	$1.981	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.355	$2.091	$1.887	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.064	$1.865	$1.960	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.323	$2.064	$1.865	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.047	$1.850	$1.945	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.301	$2.047	$1.850	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.047	$1.850	$1.945	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.301	$2.047	$1.850	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.150	$20.932	$22.018	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$26.019	$23.150	$20.932	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.007	$1.817	$1.913	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$2.254	$2.007	$1.817	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.870	$20.710	$21.818	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$25.666	$22.870	$20.710	$—	$—	$—	$—	$—	$—	$—

80

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.778	$20.637	$21.752	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$25.550	$22.778	$20.637	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.503	$20.418	$21.554	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$25.204	$22.503	$20.418	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT American Government Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.120	$17.326	$17.686	$17.194	$17.520	$17.443	$16.564	$15.973	$13.387	$13.535
Accumulation Unit Value at end of period	$17.213	$17.120	$17.326	$17.686	$17.194	$17.520	$17.443	$16.564	$15.973	$13.387
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	6	7	8	9	12	13	11
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.694	$16.920	$17.298	$16.841	$17.187	$17.137	$16.298	$15.740	$13.212	$13.378
Accumulation Unit Value at end of period	$16.759	$16.694	$16.920	$17.298	$16.841	$17.187	$17.137	$16.298	$15.740	$13.212
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.583	$16.817	$17.200	$16.755	$17.107	$17.067	$16.238	$15.691	$13.177	$13.349
Accumulation Unit Value at end of period	$16.640	$16.583	$16.817	$17.200	$16.755	$17.107	$17.067	$16.238	$15.691	$13.177
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.171	$16.423	$16.823	$16.412	$16.782	$16.767	$15.978	$15.462	$13.004	$13.194
Accumulation Unit Value at end of period	$16.202	$16.171	$16.423	$16.823	$16.412	$16.782	$16.767	$15.978	$15.462	$13.004
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.171	$16.423	$16.823	$16.412	$16.782	$16.767	$15.978	$15.462	$13.004	$13.194
Accumulation Unit Value at end of period	$16.202	$16.171	$16.423	$16.823	$16.412	$16.782	$16.767	$15.978	$15.462	$13.004
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.040	$15.297	$15.693	$15.333	$15.702	$15.712	$14.994	$14.532	$12.240	$12.438
Accumulation Unit Value at end of period	$15.046	$15.040	$15.297	$15.693	$15.333	$15.702	$15.712	$14.994	$14.532	$12.240
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.040	$15.297	$15.693	$15.333	$15.702	$15.712	$14.994	$14.532	$12.240	$12.438
Accumulation Unit Value at end of period	$15.046	$15.040	$15.297	$15.693	$15.333	$15.702	$15.712	$14.994	$14.532	$12.240
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

81

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.711	$15.988	$16.410	$16.041	$16.436	$16.454	$15.711	$15.234	$12.838	$13.052
Accumulation Unit Value at end of period	$15.710	$15.711	$15.988	$16.410	$16.041	$16.436	$16.454	$15.711	$15.234	$12.838
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.678	$14.952	$15.362	$15.032	$15.417	$15.450	$14.766	$14.333	$12.091	$12.304
Accumulation Unit Value at end of period	$14.662	$14.678	$14.952	$15.362	$15.032	$15.417	$15.450	$14.766	$14.333	$12.091
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	1	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.375	$15.669	$16.107	$15.769	$16.181	$16.224	$15.514	$15.066	$12.715	$12.946
Accumulation Unit Value at end of period	$15.351	$15.375	$15.669	$16.107	$15.769	$16.181	$16.224	$15.514	$15.066	$12.715
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.375	$15.669	$16.107	$15.769	$16.181	$16.224	$15.514	$15.066	$12.715	$12.946
Accumulation Unit Value at end of period	$15.351	$15.375	$15.669	$16.107	$15.769	$16.181	$16.224	$15.514	$15.066	$12.715
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.227	$15.527	$15.969	$15.641	$16.058	$16.108	$15.411	$14.973	$12.644	$—
Accumulation Unit Value at end of period	$15.196	$15.227	$15.527	$15.969	$15.641	$16.058	$16.108	$15.411	$14.973	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.261	$14.556	$14.985	$14.693	$15.099	$15.161	$14.520	$14.122	$11.936	$12.171
Accumulation Unit Value at end of period	$14.217	$14.261	$14.556	$14.985	$14.693	$15.099	$15.161	$14.520	$14.122	$11.936
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.164	$14.464	$14.898	$14.614	$15.026	$15.096	$14.464	$14.074	$11.903	$—
Accumulation Unit Value at end of period	$14.113	$14.164	$14.464	$14.898	$14.614	$15.026	$15.096	$14.464	$14.074	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.052	$14.357	$14.795	$14.520	$14.937	$15.014	$14.393	$14.012	$11.856	$—
Accumulation Unit Value at end of period	$13.994	$14.052	$14.357	$14.795	$14.520	$14.937	$15.014	$14.393	$14.012	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.776	$14.096	$14.548	$14.299	$14.732	$14.830	$14.238	$13.882	$11.763	$—
Accumulation Unit Value at end of period	$13.699	$13.776	$14.096	$14.548	$14.299	$14.732	$14.830	$14.238	$13.882	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

82

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Capital Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.347	$25.762	$28.278	$26.788	$20.258	$17.963	$19.401	$15.188	$10.577	$16.549
Accumulation Unit Value at end of period	$31.234	$29.347	$25.762	$28.278	$26.788	$20.258	$17.963	$19.401	$15.188	$10.577
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	—	—	—	1	1	1	1
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.751	$25.277	$27.787	$26.363	$19.966	$17.730	$19.179	$15.037	$10.487	$16.434
Accumulation Unit Value at end of period	$30.554	$28.751	$25.277	$27.787	$26.363	$19.966	$17.730	$19.179	$15.037	$10.487
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$28.556	$25.118	$27.625	$26.223	$19.870	$17.654	$19.105	$14.987	$10.458	$16.395
Accumulation Unit Value at end of period	$30.331	$28.556	$25.118	$27.625	$26.223	$19.870	$17.654	$19.105	$14.987	$10.458
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.976	$24.645	$27.146	$25.806	$19.584	$17.426	$18.887	$14.838	$10.369	$16.281
Accumulation Unit Value at end of period	$29.671	$27.976	$24.645	$27.146	$25.806	$19.584	$17.426	$18.887	$14.838	$10.369
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	7	7
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$27.976	$24.645	$27.146	$25.806	$19.584	$17.426	$18.887	$14.838	$10.369	$16.281
Accumulation Unit Value at end of period	$29.671	$27.976	$24.645	$27.146	$25.806	$19.584	$17.426	$18.887	$14.838	$10.369
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	7	7
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.408	$24.181	$26.675	$25.397	$19.302	$17.201	$18.671	$14.690	$10.281	$16.167
Accumulation Unit Value at end of period	$29.025	$27.408	$24.181	$26.675	$25.397	$19.302	$17.201	$18.671	$14.690	$10.281
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.408	$24.181	$26.675	$25.397	$19.302	$17.201	$18.671	$14.690	$10.281	$16.167
Accumulation Unit Value at end of period	$29.025	$27.408	$24.181	$26.675	$25.397	$19.302	$17.201	$18.671	$14.690	$10.281
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.222	$24.028	$26.520	$25.261	$19.209	$17.126	$18.600	$14.641	$10.252	$16.130
Accumulation Unit Value at end of period	$28.813	$27.222	$24.028	$26.520	$25.261	$19.209	$17.126	$18.600	$14.641	$10.252
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.852	$23.726	$26.212	$24.993	$19.024	$16.978	$18.457	$14.544	$10.194	$16.055
Accumulation Unit Value at end of period	$28.394	$26.852	$23.726	$26.212	$24.993	$19.024	$16.978	$18.457	$14.544	$10.194
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	3	3
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.669	$23.576	$26.060	$24.860	$18.932	$16.905	$18.387	$14.495	$10.165	$16.017
Accumulation Unit Value at end of period	$28.186	$26.669	$23.576	$26.060	$24.860	$18.932	$16.905	$18.387	$14.495	$10.165
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

83

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.669	$23.576	$26.060	$24.860	$18.932	$16.905	$18.387	$14.495	$10.165	$16.017
Accumulation Unit Value at end of period	$28.186	$26.669	$23.576	$26.060	$24.860	$18.932	$16.905	$18.387	$14.495	$10.165
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.488	$23.427	$25.908	$24.728	$18.841	$16.832	$18.316	$14.447	$10.137	$—
Accumulation Unit Value at end of period	$27.980	$26.488	$23.427	$25.908	$24.728	$18.841	$16.832	$18.316	$14.447	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.128	$23.132	$25.608	$24.466	$18.659	$16.686	$18.177	$14.351	$10.079	$15.905
Accumulation Unit Value at end of period	$27.573	$26.128	$23.132	$25.608	$24.466	$18.659	$16.686	$18.177	$14.351	$10.079
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.950	$22.986	$25.459	$24.336	$18.569	$16.614	$18.107	$14.303	$10.051	$—
Accumulation Unit Value at end of period	$27.371	$25.950	$22.986	$25.459	$24.336	$18.569	$16.614	$18.107	$14.303	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.773	$22.841	$25.311	$24.206	$18.480	$16.542	$18.038	$14.256	$10.022	$—
Accumulation Unit Value at end of period	$27.171	$25.773	$22.841	$25.311	$24.206	$18.480	$16.542	$18.038	$14.256	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	6	8	8	8	9	9	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.267	$22.426	$24.888	$23.838	$18.226	$16.339	$17.843	$14.123	$9.944	$—
Accumulation Unit Value at end of period	$26.597	$25.267	$22.426	$24.888	$23.838	$18.226	$16.339	$17.843	$14.123	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Diversified Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.672	$17.962	$18.652	$18.850	$17.730	$16.122	$16.884	$15.197	$9.919	$14.540
Accumulation Unit Value at end of period	$19.724	$18.672	$17.962	$18.652	$18.850	$17.730	$16.122	$16.884	$15.197	$9.919
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	3	5	5	9	13	13
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.208	$17.542	$18.243	$18.464	$17.393	$15.839	$16.613	$14.975	$9.789	$14.371
Accumulation Unit Value at end of period	$19.205	$18.208	$17.542	$18.243	$18.464	$17.393	$15.839	$16.613	$14.975	$9.789
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$18.087	$17.434	$18.140	$18.369	$17.312	$15.774	$16.552	$14.928	$9.764	$14.340
Accumulation Unit Value at end of period	$19.068	$18.087	$17.434	$18.140	$18.369	$17.312	$15.774	$16.552	$14.928	$9.764
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)

84

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Accumulation Unit Value at beginning of period	$17.637	$17.026	$17.742	$17.993	$16.983	$15.497	$16.287	$14.710	$9.636	$14.174
Accumulation Unit Value at end of period	$18.566	$17.637	$17.026	$17.742	$17.993	$16.983	$15.497	$16.287	$14.710	$9.636
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.637	$17.026	$17.742	$17.993	$16.983	$15.497	$16.287	$14.710	$9.636	$14.174
Accumulation Unit Value at end of period	$18.566	$17.637	$17.026	$17.742	$17.993	$16.983	$15.497	$16.287	$14.710	$9.636
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.637	$17.051	$17.795	$18.073	$17.085	$15.613	$16.433	$14.865	$9.752	$14.366
Accumulation Unit Value at end of period	$18.537	$17.637	$17.051	$17.795	$18.073	$17.085	$15.613	$16.433	$14.865	$9.752
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.637	$17.051	$17.795	$18.073	$17.085	$15.613	$16.433	$14.865	$9.752	$14.366
Accumulation Unit Value at end of period	$18.537	$17.637	$17.051	$17.795	$18.073	$17.085	$15.613	$16.433	$14.865	$9.752
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.136	$16.575	$17.307	$17.587	$16.633	$15.208	$16.015	$14.494	$9.513	$14.021
Accumulation Unit Value at end of period	$18.002	$17.136	$16.575	$17.307	$17.587	$16.633	$15.208	$16.015	$14.494	$9.513
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.213	$16.666	$17.419	$17.719	$16.775	$15.353	$16.184	$14.661	$9.632	$14.211
Accumulation Unit Value at end of period	$18.065	$17.213	$16.666	$17.419	$17.719	$16.775	$15.353	$16.184	$14.661	$9.632
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	9	9	9	9	9	8	11	8
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.770	$16.245	$16.988	$17.288	$16.375	$14.995	$15.814	$14.333	$9.422	$13.907
Accumulation Unit Value at end of period	$17.591	$16.770	$16.245	$16.988	$17.288	$16.375	$14.995	$15.814	$14.333	$9.422
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.770	$16.245	$16.988	$17.288	$16.375	$14.995	$15.814	$14.333	$9.422	$13.907
Accumulation Unit Value at end of period	$17.591	$16.770	$16.245	$16.988	$17.288	$16.375	$14.995	$15.814	$14.333	$9.422
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.576	$16.066	$16.809	$17.114	$16.219	$14.859	$15.679	$14.218	$9.350	$—
Accumulation Unit Value at end of period	$17.380	$16.576	$16.066	$16.809	$17.114	$16.219	$14.859	$15.679	$14.218	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.724	$16.225	$16.992	$17.319	$16.429	$15.066	$15.913	$14.445	$9.509	$14.058
Accumulation Unit Value at end of period	$17.517	$16.724	$16.225	$16.992	$17.319	$16.429	$15.066	$15.913	$14.445	$9.509
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

85

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.610	$16.123	$16.893	$17.227	$16.350	$15.001	$15.853	$14.397	$9.482	$—
Accumulation Unit Value at end of period	$17.389	$16.610	$16.123	$16.893	$17.227	$16.350	$15.001	$15.853	$14.397	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.478	$16.003	$16.776	$17.116	$16.253	$14.920	$15.774	$14.333	$9.445	$—
Accumulation Unit Value at end of period	$17.242	$16.478	$16.003	$16.776	$17.116	$16.253	$14.920	$15.774	$14.333	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.155	$15.712	$16.496	$16.855	$16.029	$14.737	$15.604	$14.200	$9.371	$—
Accumulation Unit Value at end of period	$16.878	$16.155	$15.712	$16.496	$16.855	$16.029	$14.737	$15.604	$14.200	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	1	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Equity Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.675	$25.589	$26.764	$24.091	$18.450	$15.682	$15.604	$14.052	$11.181	$16.467
Accumulation Unit Value at end of period	$33.585	$28.675	$25.589	$26.764	$24.091	$18.450	$15.682	$15.604	$14.052	$11.181
Number of Accumulation Units outstanding at end of period (in thousands)	19	7	14	15	16	19	22	25	28	8
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.093	$25.107	$26.299	$23.709	$18.184	$15.480	$15.425	$13.912	$11.086	$16.352
Accumulation Unit Value at end of period	$32.854	$28.093	$25.107	$26.299	$23.709	$18.184	$15.480	$15.425	$13.912	$11.086
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	2	2	2	2	3	5	5	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$27.902	$24.948	$26.146	$23.582	$18.097	$15.413	$15.366	$13.866	$11.055	$16.314
Accumulation Unit Value at end of period	$32.614	$27.902	$24.948	$26.146	$23.582	$18.097	$15.413	$15.366	$13.866	$11.055
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	2	2	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.336	$24.479	$25.693	$23.208	$17.836	$15.214	$15.191	$13.728	$10.961	$16.200
Accumulation Unit Value at end of period	$31.905	$27.336	$24.479	$25.693	$23.208	$17.836	$15.214	$15.191	$13.728	$10.961
Number of Accumulation Units outstanding at end of period (in thousands)	36	18	19	21	27	35	39	60	68	34
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$27.336	$24.479	$25.693	$23.208	$17.836	$15.214	$15.191	$13.728	$10.961	$16.200
Accumulation Unit Value at end of period	$31.905	$27.336	$24.479	$25.693	$23.208	$17.836	$15.214	$15.191	$13.728	$10.961
Number of Accumulation Units outstanding at end of period (in thousands)	36	18	19	21	27	35	39	60	68	34
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.781	$24.018	$25.247	$22.840	$17.579	$15.017	$15.017	$13.591	$10.869	$16.087
Accumulation Unit Value at end of period	$31.210	$26.781	$24.018	$25.247	$22.840	$17.579	$15.017	$15.017	$13.591	$10.869
Number of Accumulation Units outstanding at end of period (in thousands)	8	3	4	5	6	5	7	17	18	9
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.781	$24.018	$25.247	$22.840	$17.579	$15.017	$15.017	$13.591	$10.869	$16.087

86

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Accumulation Unit Value at end of period	$31.210	$26.781	$24.018	$25.247	$22.840	$17.579	$15.017	$15.017	$13.591	$10.869
Number of Accumulation Units outstanding at end of period (in thousands)	8	3	4	5	6	5	7	17	18	9
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.599	$23.866	$25.100	$22.718	$17.494	$14.952	$14.959	$13.546	$10.838	$16.050
Accumulation Unit Value at end of period	$30.982	$26.599	$23.866	$25.100	$22.718	$17.494	$14.952	$14.959	$13.546	$10.838
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	4	4	7	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.238	$23.566	$24.809	$22.477	$17.326	$14.823	$14.845	$13.456	$10.777	$15.975
Accumulation Unit Value at end of period	$30.531	$26.238	$23.566	$24.809	$22.477	$17.326	$14.823	$14.845	$13.456	$10.777
Number of Accumulation Units outstanding at end of period (in thousands)	4	—	3	3	3	1	3	3	7	6
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.059	$23.417	$24.665	$22.357	$17.242	$14.759	$14.788	$13.411	$10.746	$15.938
Accumulation Unit Value at end of period	$30.308	$26.059	$23.417	$24.665	$22.357	$17.242	$14.759	$14.788	$13.411	$10.746
Number of Accumulation Units outstanding at end of period (in thousands)	11	6	6	5	6	6	6	3	4	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.059	$23.417	$24.665	$22.357	$17.242	$14.759	$14.788	$13.411	$10.746	$15.938
Accumulation Unit Value at end of period	$30.308	$26.059	$23.417	$24.665	$22.357	$17.242	$14.759	$14.788	$13.411	$10.746
Number of Accumulation Units outstanding at end of period (in thousands)	11	6	6	5	6	6	6	3	4	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.881	$23.269	$24.521	$22.238	$17.159	$14.695	$14.732	$13.367	$10.716	$—
Accumulation Unit Value at end of period	$30.087	$25.881	$23.269	$24.521	$22.238	$17.159	$14.695	$14.732	$13.367	$—
Number of Accumulation Units outstanding at end of period (in thousands)	25	8	9	13	15	14	19	21	23	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.530	$22.976	$24.237	$22.003	$16.994	$14.568	$14.619	$13.278	$10.655	$15.827
Accumulation Unit Value at end of period	$29.648	$25.530	$22.976	$24.237	$22.003	$16.994	$14.568	$14.619	$13.278	$10.655
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.356	$22.831	$24.096	$21.885	$16.912	$14.505	$14.563	$13.234	$10.625	$—
Accumulation Unit Value at end of period	$29.432	$25.356	$22.831	$24.096	$21.885	$16.912	$14.505	$14.563	$13.234	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	—	—	—	—	—	3	3	3	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.183	$22.687	$23.956	$21.769	$16.831	$14.443	$14.508	$13.190	$10.595	$—
Accumulation Unit Value at end of period	$29.217	$25.183	$22.687	$23.956	$21.769	$16.831	$14.443	$14.508	$13.190	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	3	6	6	5	5	5	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.689	$22.275	$23.556	$21.438	$16.599	$14.266	$14.351	$13.067	$10.512	$—
Accumulation Unit Value at end of period	$28.600	$24.689	$22.275	$23.556	$21.438	$16.599	$14.266	$14.351	$13.067	$—
Number of Accumulation Units outstanding at end of period (in thousands)	19	17	26	28	28	28	29	29	33	—

87

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT George Putnam Balanced Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.649	$15.632	$16.033	$14.691	$12.615	$11.368	$11.218	$10.265	$8.286	$14.175
Accumulation Unit Value at end of period	$18.894	$16.649	$15.632	$16.033	$14.691	$12.615	$11.368	$11.218	$10.265	$8.286
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	2	2	6	11	13	10
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.235	$15.266	$15.681	$14.390	$12.375	$11.169	$11.038	$10.115	$8.177	$14.011
Accumulation Unit Value at end of period	$18.397	$16.235	$15.266	$15.681	$14.390	$12.375	$11.169	$11.038	$10.115	$8.177
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.127	$15.172	$15.593	$14.316	$12.318	$11.122	$10.997	$10.083	$8.156	$13.980
Accumulation Unit Value at end of period	$18.266	$16.127	$15.172	$15.593	$14.316	$12.318	$11.122	$10.997	$10.083	$8.156
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.726	$14.817	$15.251	$14.023	$12.084	$10.927	$10.821	$9.936	$8.049	$13.818
Accumulation Unit Value at end of period	$17.784	$15.726	$14.817	$15.251	$14.023	$12.084	$10.927	$10.821	$9.936	$8.049
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.726	$14.817	$15.251	$14.023	$12.084	$10.927	$10.821	$9.936	$8.049	$13.818
Accumulation Unit Value at end of period	$17.784	$15.726	$14.817	$15.251	$14.023	$12.084	$10.927	$10.821	$9.936	$8.049
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.237	$13.434	$13.848	$12.752	$11.005	$9.967	$9.884	$9.090	$7.374	$12.680
Accumulation Unit Value at end of period	$16.076	$14.237	$13.434	$13.848	$12.752	$11.005	$9.967	$9.884	$9.090	$7.374
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.237	$13.434	$13.848	$12.752	$11.005	$9.967	$9.884	$9.090	$7.374	$12.680
Accumulation Unit Value at end of period	$16.076	$14.237	$13.434	$13.848	$12.752	$11.005	$9.967	$9.884	$9.090	$7.374
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.279	$14.424	$14.877	$13.706	$11.835	$10.723	$10.640	$9.790	$7.946	$13.669
Accumulation Unit Value at end of period	$17.244	$15.279	$14.424	$14.877	$13.706	$11.835	$10.723	$10.640	$9.790	$7.946
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	8	8	7	7	7
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.895	$13.131	$13.556	$12.502	$10.805	$9.801	$9.734	$8.965	$7.284	$12.543
Accumulation Unit Value at end of period	$15.667	$13.895	$13.131	$13.556	$12.502	$10.805	$9.801	$9.734	$8.965	$7.284
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	2	3	3	3	3
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.952	$14.137	$14.602	$13.473	$11.651	$10.573	$10.506	$9.681	$7.870	$13.558
Accumulation Unit Value at end of period	$16.850	$14.952	$14.137	$14.602	$13.473	$11.651	$10.573	$10.506	$9.681	$7.870
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

88

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.952	$14.137	$14.602	$13.473	$11.651	$10.573	$10.506	$9.681	$7.870	$13.558
Accumulation Unit Value at end of period	$16.850	$14.952	$14.137	$14.602	$13.473	$11.651	$10.573	$10.506	$9.681	$7.870
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.005	$14.194	$14.668	$13.541	$11.715	$10.637	$10.575	$9.749	$7.929	$—
Accumulation Unit Value at end of period	$16.901	$15.005	$14.194	$14.668	$13.541	$11.715	$10.637	$10.575	$9.749	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.500	$12.783	$13.223	$12.220	$10.583	$9.618	$9.572	$8.833	$7.191	$12.408
Accumulation Unit Value at end of period	$15.191	$13.500	$12.783	$13.223	$12.220	$10.583	$9.618	$9.572	$8.833	$7.191
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.408	$12.702	$13.146	$12.155	$10.532	$9.576	$9.535	$8.804	$7.171	$—
Accumulation Unit Value at end of period	$15.080	$13.408	$12.702	$13.146	$12.155	$10.532	$9.576	$9.535	$8.804	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.301	$12.608	$13.055	$12.076	$10.469	$9.524	$9.488	$8.765	$7.143	$—
Accumulation Unit Value at end of period	$14.953	$13.301	$12.608	$13.055	$12.076	$10.469	$9.524	$9.488	$8.765	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.040	$12.379	$12.837	$11.892	$10.325	$9.407	$9.386	$8.683	$7.087	$—
Accumulation Unit Value at end of period	$14.637	$13.040	$12.379	$12.837	$11.892	$10.325	$9.407	$9.386	$8.683	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	1	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.820	$15.984	$16.182	$14.997	$12.727	$11.302	$11.510	$10.177	$7.633	$11.609
Accumulation Unit Value at end of period	$19.130	$16.820	$15.984	$16.182	$14.997	$12.727	$11.302	$11.510	$10.177	$7.633
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	5	6	8	7	11	11	10
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.402	$15.610	$15.827	$14.690	$12.485	$11.104	$11.325	$10.028	$7.533	$11.474
Accumulation Unit Value at end of period	$18.627	$16.402	$15.610	$15.827	$14.690	$12.485	$11.104	$11.325	$10.028	$7.533
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.293	$15.515	$15.738	$14.614	$12.427	$11.058	$11.283	$9.997	$7.513	$11.450
Accumulation Unit Value at end of period	$18.494	$16.293	$15.515	$15.738	$14.614	$12.427	$11.058	$11.283	$9.997	$7.513
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)

89

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Accumulation Unit Value at beginning of period	$15.888	$15.151	$15.392	$14.315	$12.191	$10.864	$11.102	$9.851	$7.415	$11.316
Accumulation Unit Value at end of period	$18.007	$15.888	$15.151	$15.392	$14.315	$12.191	$10.864	$11.102	$9.851	$7.415
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.888	$15.151	$15.392	$14.315	$12.191	$10.864	$11.102	$9.851	$7.415	$11.316
Accumulation Unit Value at end of period	$18.007	$15.888	$15.151	$15.392	$14.315	$12.191	$10.864	$11.102	$9.851	$7.415
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.035	$15.314	$15.581	$14.512	$12.378	$11.047	$11.306	$10.047	$7.573	$11.576
Accumulation Unit Value at end of period	$18.146	$16.035	$15.314	$15.581	$14.512	$12.378	$11.047	$11.306	$10.047	$7.573
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.035	$15.314	$15.581	$14.512	$12.378	$11.047	$11.306	$10.047	$7.573	$11.576
Accumulation Unit Value at end of period	$18.146	$16.035	$15.314	$15.581	$14.512	$12.378	$11.047	$11.306	$10.047	$7.573
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.436	$14.750	$15.015	$13.992	$11.940	$10.661	$10.917	$9.706	$7.320	$11.195
Accumulation Unit Value at end of period	$17.460	$15.436	$14.750	$15.015	$13.992	$11.940	$10.661	$10.917	$9.706	$7.320
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.649	$14.969	$15.253	$14.228	$12.153	$10.863	$11.134	$9.909	$7.481	$11.452
Accumulation Unit Value at end of period	$17.684	$15.649	$14.969	$15.253	$14.228	$12.153	$10.863	$11.134	$9.909	$7.481
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	2	2	2	9
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.106	$14.456	$14.737	$13.754	$11.755	$10.512	$10.780	$9.599	$7.250	$11.104
Accumulation Unit Value at end of period	$17.061	$15.106	$14.456	$14.737	$13.754	$11.755	$10.512	$10.780	$9.599	$7.250
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.106	$14.456	$14.737	$13.754	$11.755	$10.512	$10.780	$9.599	$7.250	$11.104
Accumulation Unit Value at end of period	$17.061	$15.106	$14.456	$14.737	$13.754	$11.755	$10.512	$10.780	$9.599	$7.250
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.739	$14.113	$14.394	$13.441	$11.492	$10.282	$10.550	$9.398	$7.102	$—
Accumulation Unit Value at end of period	$16.639	$14.739	$14.113	$14.394	$13.441	$11.492	$10.282	$10.550	$9.398	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.205	$14.572	$14.878	$13.907	$11.903	$10.660	$10.948	$9.763	$7.385	$11.328
Accumulation Unit Value at end of period	$17.147	$15.205	$14.572	$14.878	$13.907	$11.903	$10.660	$10.948	$9.763	$7.385
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)

90

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Accumulation Unit Value at beginning of period	$15.101	$14.480	$14.792	$13.833	$11.845	$10.614	$10.907	$9.731	$7.364	$—
Accumulation Unit Value at end of period	$17.021	$15.101	$14.480	$14.792	$13.833	$11.845	$10.614	$10.907	$9.731	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.981	$14.373	$14.689	$13.744	$11.775	$10.556	$10.853	$9.687	$7.335	$—
Accumulation Unit Value at end of period	$16.878	$14.981	$14.373	$14.689	$13.744	$11.775	$10.556	$10.853	$9.687	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.687	$14.112	$14.444	$13.534	$11.613	$10.427	$10.736	$9.597	$7.278	$—
Accumulation Unit Value at end of period	$16.522	$14.687	$14.112	$14.444	$13.534	$11.613	$10.427	$10.736	$9.597	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$7.699	$7.725	$7.970	$7.965	$6.120	$5.164	$5.510	$5.087	$3.969	$7.365
Accumulation Unit Value at end of period	$9.746	$7.699	$7.725	$7.970	$7.965	$6.120	$5.164	$5.510	$5.087	$3.969
Number of Accumulation Units outstanding at end of period (in thousands)	15	15	18	20	23	26	30	37	44	49
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$7.507	$7.544	$7.795	$7.802	$6.004	$5.074	$5.421	$5.013	$3.917	$7.280
Accumulation Unit Value at end of period	$9.490	$7.507	$7.544	$7.795	$7.802	$6.004	$5.074	$5.421	$5.013	$3.917
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$7.458	$7.497	$7.751	$7.762	$5.976	$5.053	$5.402	$4.997	$3.907	$7.264
Accumulation Unit Value at end of period	$9.422	$7.458	$7.497	$7.751	$7.762	$5.976	$5.053	$5.402	$4.997	$3.907
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.272	$7.322	$7.580	$7.603	$5.862	$4.964	$5.315	$4.924	$3.856	$7.179
Accumulation Unit Value at end of period	$9.174	$7.272	$7.322	$7.580	$7.603	$5.862	$4.964	$5.315	$4.924	$3.856
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$7.272	$7.322	$7.580	$7.603	$5.862	$4.964	$5.315	$4.924	$3.856	$7.179
Accumulation Unit Value at end of period	$9.174	$7.272	$7.322	$7.580	$7.603	$5.862	$4.964	$5.315	$4.924	$3.856
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.043	$9.118	$9.455	$9.497	$7.334	$6.219	$6.669	$6.188	$4.852	$9.049
Accumulation Unit Value at end of period	$11.391	$9.043	$9.118	$9.455	$9.497	$7.334	$6.219	$6.669	$6.188	$4.852
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.043	$9.118	$9.455	$9.497	$7.334	$6.219	$6.669	$6.188	$4.852	$9.049
Accumulation Unit Value at end of period	$11.391	$9.043	$9.118	$9.455	$9.497	$7.334	$6.219	$6.669	$6.188	$4.852

91

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.065	$7.128	$7.394	$7.431	$5.741	$4.871	$5.226	$4.852	$3.806	$7.102
Accumulation Unit Value at end of period	$8.895	$7.065	$7.128	$7.394	$7.431	$5.741	$4.871	$5.226	$4.852	$3.806
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.826	$8.913	$9.255	$9.310	$7.200	$6.115	$6.567	$6.103	$4.793	$8.952
Accumulation Unit Value at end of period	$11.100	$8.826	$8.913	$9.255	$9.310	$7.200	$6.115	$6.567	$6.103	$4.793
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	4	4	4	4	6
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$6.914	$6.986	$7.258	$7.305	$5.652	$4.803	$5.160	$4.798	$3.770	$7.045
Accumulation Unit Value at end of period	$8.692	$6.914	$6.986	$7.258	$7.305	$5.652	$4.803	$5.160	$4.798	$3.770
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$6.914	$6.986	$7.258	$7.305	$5.652	$4.803	$5.160	$4.798	$3.770	$7.045
Accumulation Unit Value at end of period	$8.692	$6.914	$6.986	$7.258	$7.305	$5.652	$4.803	$5.160	$4.798	$3.770
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.450	$6.520	$6.777	$6.824	$5.283	$4.492	$4.828	$4.491	$3.531	$—
Accumulation Unit Value at end of period	$8.104	$6.450	$6.520	$6.777	$6.824	$5.283	$4.492	$4.828	$4.491	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.575	$8.677	$9.028	$9.100	$7.052	$6.001	$6.458	$6.013	$4.732	$8.855
Accumulation Unit Value at end of period	$10.763	$8.575	$8.677	$9.028	$9.100	$7.052	$6.001	$6.458	$6.013	$4.732
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.516	$8.622	$8.976	$9.052	$7.018	$5.975	$6.433	$5.993	$4.718	$—
Accumulation Unit Value at end of period	$10.685	$8.516	$8.622	$8.976	$9.052	$7.018	$5.975	$6.433	$5.993	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.449	$8.558	$8.913	$8.993	$6.976	$5.943	$6.401	$5.966	$4.700	$—
Accumulation Unit Value at end of period	$10.595	$8.449	$8.558	$8.913	$8.993	$6.976	$5.943	$6.401	$5.966	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	2	2	2	3	3	3	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.283	$8.402	$8.765	$8.856	$6.880	$5.870	$6.332	$5.911	$4.663	$—
Accumulation Unit Value at end of period	$10.371	$8.283	$8.402	$8.765	$8.856	$6.880	$5.870	$6.332	$5.911	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

92

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Health Care Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.400	$23.337	$21.957	$17.444	$12.487	$10.357	$10.628	$10.518	$8.465	$10.352
Accumulation Unit Value at end of period	$23.194	$20.400	$23.337	$21.957	$17.444	$12.487	$10.357	$10.628	$10.518	$8.465
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	7	7	7	9	11	14	15	19
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.893	$22.791	$21.475	$17.087	$12.250	$10.175	$10.457	$10.365	$8.354	$10.232
Accumulation Unit Value at end of period	$22.583	$19.893	$22.791	$21.475	$17.087	$12.250	$10.175	$10.457	$10.365	$8.354
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	1	1	1	1
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$19.761	$22.651	$21.354	$16.999	$12.193	$10.133	$10.419	$10.332	$8.332	$10.210
Accumulation Unit Value at end of period	$22.422	$19.761	$22.651	$21.354	$16.999	$12.193	$10.133	$10.419	$10.332	$8.332
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.269	$22.121	$20.885	$16.651	$11.961	$9.955	$10.252	$10.182	$8.223	$10.091
Accumulation Unit Value at end of period	$21.832	$19.269	$22.121	$20.885	$16.651	$11.961	$9.955	$10.252	$10.182	$8.223
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.269	$22.121	$20.885	$16.651	$11.961	$9.955	$10.252	$10.182	$8.223	$10.091
Accumulation Unit Value at end of period	$21.832	$19.269	$22.121	$20.885	$16.651	$11.961	$9.955	$10.252	$10.182	$8.223
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.891	$18.270	$17.275	$13.794	$9.924	$8.272	$8.531	$8.485	$6.863	$8.435
Accumulation Unit Value at end of period	$17.978	$15.891	$18.270	$17.275	$13.794	$9.924	$8.272	$8.531	$8.485	$6.863
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.891	$18.270	$17.275	$13.794	$9.924	$8.272	$8.531	$8.485	$6.863	$8.435
Accumulation Unit Value at end of period	$17.978	$15.891	$18.270	$17.275	$13.794	$9.924	$8.272	$8.531	$8.485	$6.863
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.721	$21.535	$20.373	$16.275	$11.714	$9.769	$10.081	$10.032	$8.118	$9.983
Accumulation Unit Value at end of period	$21.169	$18.721	$21.535	$20.373	$16.275	$11.714	$9.769	$10.081	$10.032	$8.118
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.509	$17.858	$16.911	$13.523	$9.744	$8.134	$8.401	$8.369	$6.779	$8.345
Accumulation Unit Value at end of period	$17.519	$15.509	$17.858	$16.911	$13.523	$9.744	$8.134	$8.401	$8.369	$6.779
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.321	$21.106	$19.997	$15.998	$11.533	$9.632	$9.954	$9.921	$8.040	$9.902
Accumulation Unit Value at end of period	$20.685	$18.321	$21.106	$19.997	$15.998	$11.533	$9.632	$9.954	$9.921	$8.040
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

93

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.321	$21.106	$19.997	$15.998	$11.533	$9.632	$9.954	$9.921	$8.040	$9.902
Accumulation Unit Value at end of period	$20.685	$18.321	$21.106	$19.997	$15.998	$11.533	$9.632	$9.954	$9.921	$8.040
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.718	$19.269	$18.265	$14.620	$10.545	$8.812	$9.110	$9.084	$7.366	$—
Accumulation Unit Value at end of period	$18.865	$16.718	$19.269	$18.265	$14.620	$10.545	$8.812	$9.110	$9.084	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.069	$17.385	$16.496	$13.218	$9.543	$7.982	$8.261	$8.246	$6.693	$8.255
Accumulation Unit Value at end of period	$16.987	$15.069	$17.385	$16.496	$13.218	$9.543	$7.982	$8.261	$8.246	$6.693
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.966	$17.275	$16.400	$13.147	$9.496	$7.948	$8.230	$8.218	$6.674	$—
Accumulation Unit Value at end of period	$16.863	$14.966	$17.275	$16.400	$13.147	$9.496	$7.948	$8.230	$8.218	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.847	$17.147	$16.287	$13.063	$9.440	$7.904	$8.189	$8.182	$6.648	$—
Accumulation Unit Value at end of period	$16.721	$14.847	$17.147	$16.287	$13.063	$9.440	$7.904	$8.189	$8.182	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.556	$16.836	$16.015	$12.864	$9.310	$7.807	$8.101	$8.106	$6.596	$—
Accumulation Unit Value at end of period	$16.368	$14.556	$16.836	$16.015	$12.864	$9.310	$7.807	$8.101	$8.106	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Global Utilities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.666	$12.595	$14.179	$12.549	$11.181	$10.795	$11.573	$11.525	$10.886	$15.883
Accumulation Unit Value at end of period	$15.259	$12.666	$12.595	$14.179	$12.549	$11.181	$10.795	$11.573	$11.525	$10.886
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	2	2	4	4	5
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.351	$12.300	$13.868	$12.292	$10.969	$10.606	$11.387	$11.357	$10.744	$15.698
Accumulation Unit Value at end of period	$14.857	$12.351	$12.300	$13.868	$12.292	$10.969	$10.606	$11.387	$11.357	$10.744
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$12.269	$12.225	$13.790	$12.229	$10.918	$10.562	$11.345	$11.321	$10.715	$15.664
Accumulation Unit Value at end of period	$14.751	$12.269	$12.225	$13.790	$12.229	$10.918	$10.562	$11.345	$11.321	$10.715
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

94

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.964	$11.939	$13.487	$11.979	$10.710	$10.376	$11.163	$11.156	$10.575	$15.482
Accumulation Unit Value at end of period	$14.362	$11.964	$11.939	$13.487	$11.979	$10.710	$10.376	$11.163	$11.156	$10.575
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.964	$11.939	$13.487	$11.979	$10.710	$10.376	$11.163	$11.156	$10.575	$15.482
Accumulation Unit Value at end of period	$14.362	$11.964	$11.939	$13.487	$11.979	$10.710	$10.376	$11.163	$11.156	$10.575
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.287	$10.281	$11.632	$10.346	$9.265	$8.990	$9.686	$9.694	$9.203	$13.494
Accumulation Unit Value at end of period	$12.331	$10.287	$10.281	$11.632	$10.346	$9.265	$8.990	$9.686	$9.694	$9.203
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.287	$10.281	$11.632	$10.346	$9.265	$8.990	$9.686	$9.694	$9.203	$13.494
Accumulation Unit Value at end of period	$12.331	$10.287	$10.281	$11.632	$10.346	$9.265	$8.990	$9.686	$9.694	$9.203
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.623	$11.623	$13.156	$11.708	$10.489	$10.183	$10.977	$10.991	$10.440	$15.316
Accumulation Unit Value at end of period	$13.926	$11.623	$11.623	$13.156	$11.708	$10.489	$10.183	$10.977	$10.991	$10.440
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.040	$10.049	$11.387	$10.144	$9.097	$8.840	$9.539	$9.561	$9.090	$13.349
Accumulation Unit Value at end of period	$12.017	$10.040	$10.049	$11.387	$10.144	$9.097	$8.840	$9.539	$9.561	$9.090
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	1	1
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.375	$11.391	$12.913	$11.509	$10.327	$10.040	$10.839	$10.870	$10.340	$15.192
Accumulation Unit Value at end of period	$13.608	$11.375	$11.391	$12.913	$11.509	$10.327	$10.040	$10.839	$10.870	$10.340
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.375	$11.391	$12.913	$11.509	$10.327	$10.040	$10.839	$10.870	$10.340	$15.192
Accumulation Unit Value at end of period	$13.608	$11.375	$11.391	$12.913	$11.509	$10.327	$10.040	$10.839	$10.870	$10.340
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.221	$11.243	$12.752	$11.371	$10.208	$9.929	$10.725	$10.761	$10.241	$—
Accumulation Unit Value at end of period	$13.417	$11.221	$11.243	$12.752	$11.371	$10.208	$9.929	$10.725	$10.761	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.755	$9.783	$11.107	$9.915	$8.909	$8.675	$9.379	$9.420	$8.974	$13.205
Accumulation Unit Value at end of period	$11.652	$9.755	$9.783	$11.107	$9.915	$8.909	$8.675	$9.379	$9.420	$8.974
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

95

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.688	$9.722	$11.043	$9.862	$8.866	$8.637	$9.344	$9.389	$8.949	$—
Accumulation Unit Value at end of period	$11.567	$9.688	$9.722	$11.043	$9.862	$8.866	$8.637	$9.344	$9.389	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.611	$9.649	$10.966	$9.798	$8.814	$8.590	$9.297	$9.347	$8.913	$—
Accumulation Unit Value at end of period	$11.470	$9.611	$9.649	$10.966	$9.798	$8.814	$8.590	$9.297	$9.347	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	5	5	5	5	5	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.423	$9.474	$10.783	$9.649	$8.692	$8.485	$9.197	$9.260	$8.844	$—
Accumulation Unit Value at end of period	$11.227	$9.423	$9.474	$10.783	$9.649	$8.692	$8.485	$9.197	$9.260	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.015	$1.029	$1.043	$1.058	$1.073	$1.088	$1.103	$1.118	$1.132	$1.119
Accumulation Unit Value at end of period	$1.003	$1.015	$1.029	$1.043	$1.058	$1.073	$1.088	$1.103	$1.118	$1.132
Number of Accumulation Units outstanding at end of period (in thousands)	71	71	81	81	84	84	430	469	422	478
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$0.990	$1.005	$1.021	$1.036	$1.053	$1.069	$1.085	$1.102	$1.117	$1.106
Accumulation Unit Value at end of period	$0.977	$0.990	$1.005	$1.021	$1.036	$1.053	$1.069	$1.085	$1.102	$1.117
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	6	6	6	6	6	6	6
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$0.983	$0.999	$1.015	$1.031	$1.048	$1.065	$1.082	$1.099	$1.114	$1.104
Accumulation Unit Value at end of period	$0.970	$0.983	$0.999	$1.015	$1.031	$1.048	$1.065	$1.082	$1.099	$1.114
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.959	$0.976	$0.993	$1.010	$1.028	$1.046	$1.064	$1.083	$1.099	$1.091
Accumulation Unit Value at end of period	$0.944	$0.959	$0.976	$0.993	$1.010	$1.028	$1.046	$1.064	$1.083	$1.099
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$0.959	$0.976	$0.993	$1.010	$1.028	$1.046	$1.064	$1.083	$1.099	$1.091
Accumulation Unit Value at end of period	$0.944	$0.959	$0.976	$0.993	$1.010	$1.028	$1.046	$1.064	$1.083	$1.099
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.913	$0.930	$0.948	$0.966	$0.985	$1.003	$1.023	$1.042	$1.060	$1.053
Accumulation Unit Value at end of period	$0.898	$0.913	$0.930	$0.948	$0.966	$0.985	$1.003	$1.023	$1.042	$1.060
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

96

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.913	$0.930	$0.948	$0.966	$0.985	$1.003	$1.023	$1.042	$1.060	$1.053
Accumulation Unit Value at end of period	$0.898	$0.913	$0.930	$0.948	$0.966	$0.985	$1.003	$1.023	$1.042	$1.060
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.931	$0.950	$0.968	$0.987	$1.007	$1.026	$1.046	$1.067	$1.085	$1.079
Accumulation Unit Value at end of period	$0.916	$0.931	$0.950	$0.968	$0.987	$1.007	$1.026	$1.046	$1.067	$1.085
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.891	$0.909	$0.928	$0.947	$0.967	$0.987	$1.007	$1.027	$1.047	$1.042
Accumulation Unit Value at end of period	$0.875	$0.891	$0.909	$0.928	$0.947	$0.967	$0.987	$1.007	$1.027	$1.047
Number of Accumulation Units outstanding at end of period (in thousands)	10	10	10	10	10	10	128	142	166	185
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.912	$0.931	$0.950	$0.971	$0.991	$1.012	$1.033	$1.055	$1.075	$1.070
Accumulation Unit Value at end of period	$0.895	$0.912	$0.931	$0.950	$0.971	$0.991	$1.012	$1.033	$1.055	$1.075
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.912	$0.931	$0.950	$0.971	$0.991	$1.012	$1.033	$1.055	$1.075	$1.070
Accumulation Unit Value at end of period	$0.895	$0.912	$0.931	$0.950	$0.971	$0.991	$1.012	$1.033	$1.055	$1.075
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.900	$0.920	$0.940	$0.960	$0.981	$1.002	$1.024	$1.046	$1.066	$—
Accumulation Unit Value at end of period	$0.883	$0.900	$0.920	$0.940	$0.960	$0.981	$1.002	$1.024	$1.046	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.866	$0.885	$0.905	$0.926	$0.947	$0.968	$0.990	$1.012	$1.033	$1.030
Accumulation Unit Value at end of period	$0.849	$0.866	$0.885	$0.905	$0.926	$0.947	$0.968	$0.990	$1.012	$1.033
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.860	$0.880	$0.900	$0.921	$0.942	$0.964	$0.986	$1.009	$1.030	$—
Accumulation Unit Value at end of period	$0.842	$0.860	$0.880	$0.900	$0.921	$0.942	$0.964	$0.986	$1.009	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.853	$0.873	$0.894	$0.915	$0.937	$0.959	$0.981	$1.004	$1.026	$—
Accumulation Unit Value at end of period	$0.835	$0.853	$0.873	$0.894	$0.915	$0.937	$0.959	$0.981	$1.004	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	28	28	28	—

97

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.836	$0.857	$0.879	$0.901	$0.924	$0.947	$0.971	$0.995	$1.018	$—
Accumulation Unit Value at end of period	$0.818	$0.836	$0.857	$0.879	$0.901	$0.924	$0.947	$0.971	$0.995	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	4	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Growth Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.004	$7.621	$7.650	$6.810	$5.073	$4.376	$4.628	$4.001	$2.880	$4.687
Accumulation Unit Value at end of period	$10.332	$8.004	$7.621	$7.650	$6.810	$5.073	$4.376	$4.628	$4.001	$2.880
Number of Accumulation Units outstanding at end of period (in thousands)	64	68	11	15	15	17	17	25	33	37
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$7.805	$7.442	$7.482	$6.670	$4.976	$4.299	$4.554	$3.942	$2.843	$4.633
Accumulation Unit Value at end of period	$10.060	$7.805	$7.442	$7.482	$6.670	$4.976	$4.299	$4.554	$3.942	$2.843
Number of Accumulation Units outstanding at end of period (in thousands)	5	9	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$7.753	$7.397	$7.440	$6.636	$4.953	$4.281	$4.537	$3.930	$2.835	$4.623
Accumulation Unit Value at end of period	$9.988	$7.753	$7.397	$7.440	$6.636	$4.953	$4.281	$4.537	$3.930	$2.835
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.560	$7.223	$7.276	$6.500	$4.859	$4.206	$4.464	$3.873	$2.798	$4.569
Accumulation Unit Value at end of period	$9.725	$7.560	$7.223	$7.276	$6.500	$4.859	$4.206	$4.464	$3.873	$2.798
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$7.560	$7.223	$7.276	$6.500	$4.859	$4.206	$4.464	$3.873	$2.798	$4.569
Accumulation Unit Value at end of period	$9.725	$7.560	$7.223	$7.276	$6.500	$4.859	$4.206	$4.464	$3.873	$2.798
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.126	$7.775	$7.844	$7.018	$5.254	$4.555	$4.842	$4.206	$3.043	$4.978
Accumulation Unit Value at end of period	$10.437	$8.126	$7.775	$7.844	$7.018	$5.254	$4.555	$4.842	$4.206	$3.043
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.126	$7.775	$7.844	$7.018	$5.254	$4.555	$4.842	$4.206	$3.043	$4.978
Accumulation Unit Value at end of period	$10.437	$8.126	$7.775	$7.844	$7.018	$5.254	$4.555	$4.842	$4.206	$3.043
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.345	$7.032	$7.098	$6.353	$4.759	$4.127	$4.390	$3.816	$2.762	$4.520
Accumulation Unit Value at end of period	$9.430	$7.345	$7.032	$7.098	$6.353	$4.759	$4.127	$4.390	$3.816	$2.762
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

98

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.931	$7.600	$7.679	$6.880	$5.158	$4.479	$4.768	$4.148	$3.006	$4.924
Accumulation Unit Value at end of period	$10.171	$7.931	$7.600	$7.679	$6.880	$5.158	$4.479	$4.768	$4.148	$3.006
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	—	—	—	—	1	4	5
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.188	$6.892	$6.967	$6.245	$4.685	$4.069	$4.335	$3.773	$2.736	$4.483
Accumulation Unit Value at end of period	$9.214	$7.188	$6.892	$6.967	$6.245	$4.685	$4.069	$4.335	$3.773	$2.736
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.188	$6.892	$6.967	$6.245	$4.685	$4.069	$4.335	$3.773	$2.736	$4.483
Accumulation Unit Value at end of period	$9.214	$7.188	$6.892	$6.967	$6.245	$4.685	$4.069	$4.335	$3.773	$2.736
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.834	$6.556	$6.630	$5.947	$4.463	$3.879	$4.134	$3.600	$2.611	$—
Accumulation Unit Value at end of period	$8.756	$6.834	$6.556	$6.630	$5.947	$4.463	$3.879	$4.134	$3.600	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.705	$7.399	$7.490	$6.725	$5.052	$4.395	$4.688	$4.087	$2.968	$4.871
Accumulation Unit Value at end of period	$9.862	$7.705	$7.399	$7.490	$6.725	$5.052	$4.395	$4.688	$4.087	$2.968
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.653	$7.352	$7.447	$6.689	$5.028	$4.376	$4.670	$4.074	$2.959	$—
Accumulation Unit Value at end of period	$9.790	$7.653	$7.352	$7.447	$6.689	$5.028	$4.376	$4.670	$4.074	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.592	$7.297	$7.395	$6.646	$4.998	$4.352	$4.647	$4.056	$2.948	$—
Accumulation Unit Value at end of period	$9.707	$7.592	$7.297	$7.395	$6.646	$4.998	$4.352	$4.647	$4.056	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.443	$7.165	$7.271	$6.545	$4.929	$4.299	$4.597	$4.018	$2.925	$—
Accumulation Unit Value at end of period	$9.502	$7.443	$7.165	$7.271	$6.545	$4.929	$4.299	$4.597	$4.018	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	6	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT High Yield Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.579	$18.938	$20.291	$20.262	$19.051	$16.653	$16.597	$14.759	$9.966	$13.669
Accumulation Unit Value at end of period	$22.764	$21.579	$18.938	$20.291	$20.262	$19.051	$16.653	$16.597	$14.759	$9.966
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	2	2	5	6	7

99

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.042	$18.495	$19.846	$19.847	$18.689	$16.361	$16.331	$14.543	$9.835	$13.511
Accumulation Unit Value at end of period	$22.164	$21.042	$18.495	$19.846	$19.847	$18.689	$16.361	$16.331	$14.543	$9.835
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$20.903	$18.382	$19.734	$19.745	$18.602	$16.294	$16.271	$14.498	$9.809	$13.482
Accumulation Unit Value at end of period	$22.007	$20.903	$18.382	$19.734	$19.745	$18.602	$16.294	$16.271	$14.498	$9.809
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.383	$17.951	$19.301	$19.341	$18.249	$16.008	$16.010	$14.286	$9.680	$13.325
Accumulation Unit Value at end of period	$21.427	$20.383	$17.951	$19.301	$19.341	$18.249	$16.008	$16.010	$14.286	$9.680
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.383	$17.951	$19.301	$19.341	$18.249	$16.008	$16.010	$14.286	$9.680	$13.325
Accumulation Unit Value at end of period	$21.427	$20.383	$17.951	$19.301	$19.341	$18.249	$16.008	$16.010	$14.286	$9.680
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.207	$18.705	$20.142	$20.213	$19.101	$16.781	$16.808	$15.021	$10.193	$14.052
Accumulation Unit Value at end of period	$22.260	$21.207	$18.705	$20.142	$20.213	$19.101	$16.781	$16.808	$15.021	$10.193
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.207	$18.705	$20.142	$20.213	$19.101	$16.781	$16.808	$15.021	$10.193	$14.052
Accumulation Unit Value at end of period	$22.260	$21.207	$18.705	$20.142	$20.213	$19.101	$16.781	$16.808	$15.021	$10.193
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.803	$17.476	$18.828	$18.904	$17.872	$15.709	$15.743	$14.076	$9.557	$13.181
Accumulation Unit Value at end of period	$20.776	$19.803	$17.476	$18.828	$18.904	$17.872	$15.709	$15.743	$14.076	$9.557
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.697	$18.283	$19.717	$19.817	$18.754	$16.501	$16.552	$14.815	$10.069	$13.901
Accumulation Unit Value at end of period	$21.693	$20.697	$18.283	$19.717	$19.817	$18.754	$16.501	$16.552	$14.815	$10.069
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.380	$17.128	$18.481	$18.583	$17.595	$15.489	$15.545	$13.920	$9.465	$13.075
Accumulation Unit Value at end of period	$20.302	$19.380	$17.128	$18.481	$18.583	$17.595	$15.489	$15.545	$13.920	$9.465
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.380	$17.128	$18.481	$18.583	$17.595	$15.489	$15.545	$13.920	$9.465	$13.075
Accumulation Unit Value at end of period	$20.302	$19.380	$17.128	$18.481	$18.583	$17.595	$15.489	$15.545	$13.920	$9.465
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

100

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.118	$16.905	$18.249	$18.360	$17.393	$15.318	$15.381	$13.780	$9.375	$—
Accumulation Unit Value at end of period	$20.017	$19.118	$16.905	$18.249	$18.360	$17.393	$15.318	$15.381	$13.780	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.109	$17.799	$19.234	$19.370	$18.368	$16.193	$16.276	$14.597	$9.940	$13.751
Accumulation Unit Value at end of period	$21.034	$20.109	$17.799	$19.234	$19.370	$18.368	$16.193	$16.276	$14.597	$9.940
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.972	$17.687	$19.122	$19.267	$18.279	$16.123	$16.214	$14.548	$9.912	$—
Accumulation Unit Value at end of period	$20.881	$19.972	$17.687	$19.122	$19.267	$18.279	$16.123	$16.214	$14.548	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.814	$17.556	$18.989	$19.143	$18.171	$16.035	$16.134	$14.483	$9.873	$—
Accumulation Unit Value at end of period	$20.705	$19.814	$17.556	$18.989	$19.143	$18.171	$16.035	$16.134	$14.483	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.425	$17.237	$18.672	$18.851	$17.921	$15.839	$15.960	$14.349	$9.796	$—
Accumulation Unit Value at end of period	$20.268	$19.425	$17.237	$18.672	$18.851	$17.921	$15.839	$15.960	$14.349	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.650	$18.542	$19.082	$18.177	$18.095	$16.570	$16.003	$14.771	$10.214	$13.615
Accumulation Unit Value at end of period	$19.419	$18.650	$18.542	$19.082	$18.177	$18.095	$16.570	$16.003	$14.771	$10.214
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	4	5	6	7	10	16	15
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.186	$18.108	$18.663	$17.805	$17.751	$16.279	$15.746	$14.555	$10.080	$13.457
Accumulation Unit Value at end of period	$18.908	$18.186	$18.108	$18.663	$17.805	$17.751	$16.279	$15.746	$14.555	$10.080
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$18.065	$17.997	$18.558	$17.714	$17.669	$16.212	$15.689	$14.510	$10.053	$13.428
Accumulation Unit Value at end of period	$18.773	$18.065	$17.997	$18.558	$17.714	$17.669	$16.212	$15.689	$14.510	$10.053
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.616	$17.576	$18.151	$17.351	$17.333	$15.928	$15.437	$14.298	$9.921	$13.272
Accumulation Unit Value at end of period	$18.279	$17.616	$17.576	$18.151	$17.351	$17.333	$15.928	$15.437	$14.298	$9.921
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

101

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.616	$17.576	$18.151	$17.351	$17.333	$15.928	$15.437	$14.298	$9.921	$13.272
Accumulation Unit Value at end of period	$18.279	$17.616	$17.576	$18.151	$17.351	$17.333	$15.928	$15.437	$14.298	$9.921
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.716	$16.703	$17.275	$16.539	$16.546	$15.228	$14.781	$13.711	$9.528	$12.765
Accumulation Unit Value at end of period	$17.319	$16.716	$16.703	$17.275	$16.539	$16.546	$15.228	$14.781	$13.711	$9.528
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.716	$16.703	$17.275	$16.539	$16.546	$15.228	$14.781	$13.711	$9.528	$12.765
Accumulation Unit Value at end of period	$17.319	$16.716	$16.703	$17.275	$16.539	$16.546	$15.228	$14.781	$13.711	$9.528
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.115	$17.110	$17.705	$16.959	$16.975	$15.630	$15.179	$14.087	$9.795	$13.129
Accumulation Unit Value at end of period	$17.724	$17.115	$17.110	$17.705	$16.959	$16.975	$15.630	$15.179	$14.087	$9.795
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.314	$16.326	$16.911	$16.214	$16.246	$14.974	$14.556	$13.523	$9.412	$12.628
Accumulation Unit Value at end of period	$16.878	$16.314	$16.326	$16.911	$16.214	$16.246	$14.974	$14.556	$13.523	$9.412
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	9	9	9	8	8	7	12	17
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.749	$16.769	$17.379	$16.671	$16.712	$15.411	$14.989	$13.932	$9.701	$13.023
Accumulation Unit Value at end of period	$17.319	$16.749	$16.769	$17.379	$16.671	$16.712	$15.411	$14.989	$13.932	$9.701
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.749	$16.769	$17.379	$16.671	$16.712	$15.411	$14.989	$13.932	$9.701	$13.023
Accumulation Unit Value at end of period	$17.319	$16.749	$16.769	$17.379	$16.671	$16.712	$15.411	$14.989	$13.932	$9.701
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.576	$16.604	$17.216	$16.523	$16.572	$15.290	$14.878	$13.836	$9.639	$—
Accumulation Unit Value at end of period	$17.131	$16.576	$16.604	$17.216	$16.523	$16.572	$15.290	$14.878	$13.836	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.851	$15.894	$16.496	$15.848	$15.911	$14.694	$14.313	$13.324	$9.291	$12.492
Accumulation Unit Value at end of period	$16.365	$15.851	$15.894	$16.496	$15.848	$15.911	$14.694	$14.313	$13.324	$9.291
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.743	$15.793	$16.400	$15.764	$15.834	$14.631	$14.258	$13.279	$9.265	$—
Accumulation Unit Value at end of period	$16.246	$15.743	$15.793	$16.400	$15.764	$15.834	$14.631	$14.258	$13.279	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

102

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.618	$15.676	$16.286	$15.663	$15.740	$14.551	$14.188	$13.220	$9.229	$—
Accumulation Unit Value at end of period	$16.109	$15.618	$15.676	$16.286	$15.663	$15.740	$14.551	$14.188	$13.220	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.311	$15.391	$16.015	$15.424	$15.524	$14.373	$14.035	$13.097	$9.157	$—
Accumulation Unit Value at end of period	$15.769	$15.311	$15.391	$16.015	$15.424	$15.524	$14.373	$14.035	$13.097	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	1	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT International Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.692	$10.076	$10.204	$11.100	$8.789	$7.311	$8.925	$8.226	$6.694	$12.111
Accumulation Unit Value at end of period	$12.098	$9.692	$10.076	$10.204	$11.100	$8.789	$7.311	$8.925	$8.226	$6.694
Number of Accumulation Units outstanding at end of period (in thousands)	11	11	16	19	21	29	35	48	61	70
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.451	$9.840	$9.980	$10.873	$8.622	$7.183	$8.782	$8.106	$6.606	$11.970
Accumulation Unit Value at end of period	$11.779	$9.451	$9.840	$9.980	$10.873	$8.622	$7.183	$8.782	$8.106	$6.606
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	5	5	6	6	7	7	7
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$9.388	$9.780	$9.923	$10.817	$8.582	$7.153	$8.750	$8.081	$6.588	$11.944
Accumulation Unit Value at end of period	$11.695	$9.388	$9.780	$9.923	$10.817	$8.582	$7.153	$8.750	$8.081	$6.588
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.154	$9.551	$9.706	$10.595	$8.419	$7.027	$8.609	$7.963	$6.502	$11.806
Accumulation Unit Value at end of period	$11.387	$9.154	$9.551	$9.706	$10.595	$8.419	$7.027	$8.609	$7.963	$6.502
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.154	$9.551	$9.706	$10.595	$8.419	$7.027	$8.609	$7.963	$6.502	$11.806
Accumulation Unit Value at end of period	$11.387	$9.154	$9.551	$9.706	$10.595	$8.419	$7.027	$8.609	$7.963	$6.502
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.473	$10.943	$11.137	$12.176	$9.689	$8.100	$9.939	$9.206	$7.528	$13.690
Accumulation Unit Value at end of period	$13.008	$10.473	$10.943	$11.137	$12.176	$9.689	$8.100	$9.939	$9.206	$7.528
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.473	$10.943	$11.137	$12.176	$9.689	$8.100	$9.939	$9.206	$7.528	$13.690
Accumulation Unit Value at end of period	$13.008	$10.473	$10.943	$11.137	$12.176	$9.689	$8.100	$9.939	$9.206	$7.528
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

103

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.894	$9.298	$9.467	$10.356	$8.245	$6.896	$8.466	$7.846	$6.419	$11.678
Accumulation Unit Value at end of period	$11.041	$8.894	$9.298	$9.467	$10.356	$8.245	$6.896	$8.466	$7.846	$6.419
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.222	$10.696	$10.902	$11.937	$9.514	$7.965	$9.788	$9.080	$7.436	$13.543
Accumulation Unit Value at end of period	$12.676	$10.222	$10.696	$10.902	$11.937	$9.514	$7.965	$9.788	$9.080	$7.436
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	12	12	12	9	7	4	13	21
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.704	$9.112	$9.293	$10.180	$8.117	$6.799	$8.359	$7.759	$6.357	$11.584
Accumulation Unit Value at end of period	$10.788	$8.704	$9.112	$9.293	$10.180	$8.117	$6.799	$8.359	$7.759	$6.357
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.704	$9.112	$9.293	$10.180	$8.117	$6.799	$8.359	$7.759	$6.357	$11.584
Accumulation Unit Value at end of period	$10.788	$8.704	$9.112	$9.293	$10.180	$8.117	$6.799	$8.359	$7.759	$6.357
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.044	$8.425	$8.596	$9.422	$7.516	$6.299	$7.748	$7.195	$5.899	$—
Accumulation Unit Value at end of period	$9.965	$8.044	$8.425	$8.596	$9.422	$7.516	$6.299	$7.748	$7.195	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.931	$10.412	$10.635	$11.667	$9.317	$7.816	$9.624	$8.946	$7.341	$13.397
Accumulation Unit Value at end of period	$12.291	$9.931	$10.412	$10.635	$11.667	$9.317	$7.816	$9.624	$8.946	$7.341
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.863	$10.347	$10.573	$11.605	$9.272	$7.782	$9.587	$8.916	$7.320	$—
Accumulation Unit Value at end of period	$12.201	$9.863	$10.347	$10.573	$11.605	$9.272	$7.782	$9.587	$8.916	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.785	$10.270	$10.499	$11.531	$9.217	$7.740	$9.540	$8.877	$7.292	$—
Accumulation Unit Value at end of period	$12.098	$9.785	$10.270	$10.499	$11.531	$9.217	$7.740	$9.540	$8.877	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.593	$10.083	$10.324	$11.355	$9.091	$7.645	$9.437	$8.794	$7.235	$—
Accumulation Unit Value at end of period	$11.843	$9.593	$10.083	$10.324	$11.355	$9.091	$7.645	$9.437	$8.794	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	3	5	5	—

104

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$6.917	$7.520	$7.542	$8.149	$6.753	$5.659	$6.991	$6.318	$4.631	$8.164
Accumulation Unit Value at end of period	$9.211	$6.917	$7.520	$7.542	$8.149	$6.753	$5.659	$6.991	$6.318	$4.631
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	7	8	10	12	12	23	23	30
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$6.745	$7.344	$7.376	$7.982	$6.625	$5.560	$6.878	$6.226	$4.570	$8.069
Accumulation Unit Value at end of period	$8.969	$6.745	$7.344	$7.376	$7.982	$6.625	$5.560	$6.878	$6.226	$4.570
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$6.700	$7.299	$7.335	$7.941	$6.594	$5.537	$6.853	$6.206	$4.558	$8.052
Accumulation Unit Value at end of period	$8.905	$6.700	$7.299	$7.335	$7.941	$6.594	$5.537	$6.853	$6.206	$4.558
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$6.534	$7.128	$7.174	$7.778	$6.469	$5.440	$6.743	$6.116	$4.498	$7.958
Accumulation Unit Value at end of period	$8.670	$6.534	$7.128	$7.174	$7.778	$6.469	$5.440	$6.743	$6.116	$4.498
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$6.534	$7.128	$7.174	$7.778	$6.469	$5.440	$6.743	$6.116	$4.498	$7.958
Accumulation Unit Value at end of period	$8.670	$6.534	$7.128	$7.174	$7.778	$6.469	$5.440	$6.743	$6.116	$4.498
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.952	$10.873	$10.959	$11.901	$9.912	$8.348	$10.364	$9.414	$6.934	$12.287
Accumulation Unit Value at end of period	$13.186	$9.952	$10.873	$10.959	$11.901	$9.912	$8.348	$10.364	$9.414	$6.934
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.952	$10.873	$10.959	$11.901	$9.912	$8.348	$10.364	$9.414	$6.934	$12.287
Accumulation Unit Value at end of period	$13.186	$9.952	$10.873	$10.959	$11.901	$9.912	$8.348	$10.364	$9.414	$6.934
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$6.348	$6.939	$6.998	$7.603	$6.335	$5.338	$6.631	$6.026	$4.441	$7.873
Accumulation Unit Value at end of period	$8.407	$6.348	$6.939	$6.998	$7.603	$6.335	$5.338	$6.631	$6.026	$4.441
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.713	$10.628	$10.728	$11.668	$9.732	$8.209	$10.206	$9.284	$6.849	$12.154
Accumulation Unit Value at end of period	$12.850	$9.713	$10.628	$10.728	$11.668	$9.732	$8.209	$10.206	$9.284	$6.849
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	1	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$6.212	$6.801	$6.868	$7.474	$6.237	$5.264	$6.547	$5.959	$4.398	$7.809
Accumulation Unit Value at end of period	$8.215	$6.212	$6.801	$6.868	$7.474	$6.237	$5.264	$6.547	$5.959	$4.398
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

105

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$6.212	$6.801	$6.868	$7.474	$6.237	$5.264	$6.547	$5.959	$4.398	$7.809
Accumulation Unit Value at end of period	$8.215	$6.212	$6.801	$6.868	$7.474	$6.237	$5.264	$6.547	$5.959	$4.398
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$5.750	$6.298	$6.364	$6.928	$5.785	$4.884	$6.079	$5.535	$4.087	$—
Accumulation Unit Value at end of period	$7.600	$5.750	$6.298	$6.364	$6.928	$5.785	$4.884	$6.079	$5.535	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.437	$10.346	$10.465	$11.404	$9.531	$8.056	$10.036	$9.148	$6.762	$12.024
Accumulation Unit Value at end of period	$12.460	$9.437	$10.346	$10.465	$11.404	$9.531	$8.056	$10.036	$9.148	$6.762
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.372	$10.281	$10.404	$11.343	$9.485	$8.021	$9.997	$9.117	$6.743	$—
Accumulation Unit Value at end of period	$12.369	$9.372	$10.281	$10.404	$11.343	$9.485	$8.021	$9.997	$9.117	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.298	$10.205	$10.332	$11.270	$9.429	$7.977	$9.948	$9.077	$6.716	$—
Accumulation Unit Value at end of period	$12.264	$9.298	$10.205	$10.332	$11.270	$9.429	$7.977	$9.948	$9.077	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.115	$10.019	$10.159	$11.099	$9.299	$7.879	$9.841	$8.992	$6.663	$—
Accumulation Unit Value at end of period	$12.006	$9.115	$10.019	$10.159	$11.099	$9.299	$7.879	$9.841	$8.992	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	2	2	2	2	2	2	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT International Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.541	$12.579	$13.017	$14.584	$12.102	$10.084	$11.860	$11.228	$9.023	$16.952
Accumulation Unit Value at end of period	$15.421	$12.541	$12.579	$13.017	$14.584	$12.102	$10.084	$11.860	$11.228	$9.023
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	4	5	6	8	13	15	15
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.229	$12.284	$12.731	$14.285	$11.871	$9.907	$11.670	$11.064	$8.905	$16.755
Accumulation Unit Value at end of period	$15.015	$12.229	$12.284	$12.731	$14.285	$11.871	$9.907	$11.670	$11.064	$8.905
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$12.148	$12.209	$12.659	$14.212	$11.816	$9.866	$11.627	$11.029	$8.881	$16.719
Accumulation Unit Value at end of period	$14.908	$12.148	$12.209	$12.659	$14.212	$11.816	$9.866	$11.627	$11.029	$8.881
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

106

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.846	$11.923	$12.381	$13.921	$11.592	$9.693	$11.441	$10.868	$8.765	$16.524
Accumulation Unit Value at end of period	$14.515	$11.846	$11.923	$12.381	$13.921	$11.592	$9.693	$11.441	$10.868	$8.765
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.846	$11.923	$12.381	$13.921	$11.592	$9.693	$11.441	$10.868	$8.765	$16.524
Accumulation Unit Value at end of period	$14.515	$11.846	$11.923	$12.381	$13.921	$11.592	$9.693	$11.441	$10.868	$8.765
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.865	$11.961	$12.439	$14.007	$11.681	$9.782	$11.563	$11.001	$8.885	$16.777
Accumulation Unit Value at end of period	$14.517	$11.865	$11.961	$12.439	$14.007	$11.681	$9.782	$11.563	$11.001	$8.885
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.865	$11.961	$12.439	$14.007	$11.681	$9.782	$11.563	$11.001	$8.885	$16.777
Accumulation Unit Value at end of period	$14.517	$11.865	$11.961	$12.439	$14.007	$11.681	$9.782	$11.563	$11.001	$8.885
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.509	$11.607	$12.077	$13.606	$11.353	$9.512	$11.250	$10.708	$8.653	$16.346
Accumulation Unit Value at end of period	$14.074	$11.509	$11.607	$12.077	$13.606	$11.353	$9.512	$11.250	$10.708	$8.653
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.580	$11.691	$12.177	$13.732	$11.469	$9.619	$11.388	$10.850	$8.777	$16.597
Accumulation Unit Value at end of period	$14.147	$11.580	$11.691	$12.177	$13.732	$11.469	$9.619	$11.388	$10.850	$8.777
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	1	1	1	1	1	1	6
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.262	$11.376	$11.854	$13.375	$11.176	$9.378	$11.108	$10.590	$8.570	$16.214
Accumulation Unit Value at end of period	$13.752	$11.262	$11.376	$11.854	$13.375	$11.176	$9.378	$11.108	$10.590	$8.570
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.262	$11.376	$11.854	$13.375	$11.176	$9.378	$11.108	$10.590	$8.570	$16.214
Accumulation Unit Value at end of period	$13.752	$11.262	$11.376	$11.854	$13.375	$11.176	$9.378	$11.108	$10.590	$8.570
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.943	$11.059	$11.530	$13.016	$10.882	$9.135	$10.826	$10.326	$8.361	$—
Accumulation Unit Value at end of period	$13.356	$10.943	$11.059	$11.530	$13.016	$10.882	$9.135	$10.826	$10.326	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.251	$11.381	$11.878	$13.422	$11.232	$9.439	$11.198	$10.691	$8.665	$16.418
Accumulation Unit Value at end of period	$13.718	$11.251	$11.381	$11.878	$13.422	$11.232	$9.439	$11.198	$10.691	$8.665
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

107

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.174	$11.310	$11.809	$13.351	$11.178	$9.398	$11.155	$10.655	$8.640	$—
Accumulation Unit Value at end of period	$13.617	$11.174	$11.310	$11.809	$13.351	$11.178	$9.398	$11.155	$10.655	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.086	$11.226	$11.727	$13.265	$11.112	$9.347	$11.099	$10.608	$8.606	$—
Accumulation Unit Value at end of period	$13.503	$11.086	$11.226	$11.727	$13.265	$11.112	$9.347	$11.099	$10.608	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.868	$11.021	$11.531	$13.063	$10.959	$9.233	$10.980	$10.509	$8.539	$—
Accumulation Unit Value at end of period	$13.218	$10.868	$11.021	$11.531	$13.063	$10.959	$9.233	$10.980	$10.509	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Investors Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$11.598	$10.497	$10.882	$9.687	$7.270	$6.311	$6.397	$5.694	$4.414	$7.405
Accumulation Unit Value at end of period	$14.051	$11.598	$10.497	$10.882	$9.687	$7.270	$6.311	$6.397	$5.694	$4.414
Number of Accumulation Units outstanding at end of period (in thousands)	34	35	35	46	50	58	61	71	82	89
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$11.310	$10.251	$10.643	$9.489	$7.132	$6.200	$6.294	$5.611	$4.356	$7.319
Accumulation Unit Value at end of period	$13.681	$11.310	$10.251	$10.643	$9.489	$7.132	$6.200	$6.294	$5.611	$4.356
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	5	5	5	5	5	5	5	6
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$11.235	$10.188	$10.583	$9.440	$7.099	$6.174	$6.271	$5.594	$4.345	$7.303
Accumulation Unit Value at end of period	$13.584	$11.235	$10.188	$10.583	$9.440	$7.099	$6.174	$6.271	$5.594	$4.345
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.955	$9.950	$10.351	$9.247	$6.964	$6.066	$6.170	$5.512	$4.288	$7.218
Accumulation Unit Value at end of period	$13.226	$10.955	$9.950	$10.351	$9.247	$6.964	$6.066	$6.170	$5.512	$4.288
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.955	$9.950	$10.351	$9.247	$6.964	$6.066	$6.170	$5.512	$4.288	$7.218
Accumulation Unit Value at end of period	$13.226	$10.955	$9.950	$10.351	$9.247	$6.964	$6.066	$6.170	$5.512	$4.288
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.268	$10.249	$10.678	$9.554	$7.206	$6.286	$6.404	$5.729	$4.463	$7.525
Accumulation Unit Value at end of period	$13.583	$11.268	$10.249	$10.678	$9.554	$7.206	$6.286	$6.404	$5.729	$4.463
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

108

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.268	$10.249	$10.678	$9.554	$7.206	$6.286	$6.404	$5.729	$4.463	$7.525
Accumulation Unit Value at end of period	$13.583	$11.268	$10.249	$10.678	$9.554	$7.206	$6.286	$6.404	$5.729	$4.463
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.644	$9.686	$10.097	$9.038	$6.820	$5.953	$6.067	$5.431	$4.233	$7.140
Accumulation Unit Value at end of period	$12.824	$10.644	$9.686	$10.097	$9.038	$6.820	$5.953	$6.067	$5.431	$4.233
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.997	$10.018	$10.453	$9.366	$7.075	$6.181	$6.307	$5.651	$4.409	$7.444
Accumulation Unit Value at end of period	$13.237	$10.997	$10.018	$10.453	$9.366	$7.075	$6.181	$6.307	$5.651	$4.409
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	2	2	7	7	6	16	26
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.416	$9.493	$9.910	$8.884	$6.714	$5.869	$5.991	$5.371	$4.192	$7.083
Accumulation Unit Value at end of period	$12.531	$10.416	$9.493	$9.910	$8.884	$6.714	$5.869	$5.991	$5.371	$4.192
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.416	$9.493	$9.910	$8.884	$6.714	$5.869	$5.991	$5.371	$4.192	$7.083
Accumulation Unit Value at end of period	$12.531	$10.416	$9.493	$9.910	$8.884	$6.714	$5.869	$5.991	$5.371	$4.192
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.017	$9.134	$9.540	$8.557	$6.470	$5.659	$5.779	$5.183	$4.048	$—
Accumulation Unit Value at end of period	$12.045	$10.017	$9.134	$9.540	$8.557	$6.470	$5.659	$5.779	$5.183	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.685	$9.753	$10.196	$9.155	$6.929	$6.066	$6.201	$5.567	$4.352	$7.364
Accumulation Unit Value at end of period	$12.835	$10.685	$9.753	$10.196	$9.155	$6.929	$6.066	$6.201	$5.567	$4.352
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.612	$9.691	$10.137	$9.106	$6.896	$6.040	$6.178	$5.549	$4.340	$—
Accumulation Unit Value at end of period	$12.741	$10.612	$9.691	$10.137	$9.106	$6.896	$6.040	$6.178	$5.549	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.528	$9.619	$10.067	$9.047	$6.855	$6.007	$6.147	$5.524	$4.323	$—
Accumulation Unit Value at end of period	$12.634	$10.528	$9.619	$10.067	$9.047	$6.855	$6.007	$6.147	$5.524	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

109

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.321	$9.444	$9.899	$8.910	$6.761	$5.933	$6.081	$5.473	$4.289	$—
Accumulation Unit Value at end of period	$12.367	$10.321	$9.444	$9.899	$8.910	$6.761	$5.933	$6.081	$5.473	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	5	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Multi-Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$8.339	$7.846	$7.979	$7.130	$5.299	$4.603	$4.918	$4.171	$3.201	$5.300
Accumulation Unit Value at end of period	$10.626	$8.339	$7.846	$7.979	$7.130	$5.299	$4.603	$4.918	$4.171	$3.201
Number of Accumulation Units outstanding at end of period (in thousands)	95	110	123	134	144	197	222	257	157	191
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$8.132	$7.662	$7.804	$6.984	$5.199	$4.522	$4.839	$4.110	$3.159	$5.238
Accumulation Unit Value at end of period	$10.346	$8.132	$7.662	$7.804	$6.984	$5.199	$4.522	$4.839	$4.110	$3.159
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	11	11	12	13	14	17	8	8
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$8.078	$7.615	$7.760	$6.948	$5.175	$4.503	$4.821	$4.097	$3.151	$5.227
Accumulation Unit Value at end of period	$10.273	$8.078	$7.615	$7.760	$6.948	$5.175	$4.503	$4.821	$4.097	$3.151
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.877	$7.437	$7.590	$6.806	$5.076	$4.424	$4.744	$4.038	$3.110	$5.166
Accumulation Unit Value at end of period	$10.002	$7.877	$7.437	$7.590	$6.806	$5.076	$4.424	$4.744	$4.038	$3.110
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$7.877	$7.437	$7.590	$6.806	$5.076	$4.424	$4.744	$4.038	$3.110	$5.166
Accumulation Unit Value at end of period	$10.002	$7.877	$7.437	$7.590	$6.806	$5.076	$4.424	$4.744	$4.038	$3.110
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.163	$8.664	$8.856	$7.953	$5.941	$5.185	$5.568	$4.746	$3.661	$6.091
Accumulation Unit Value at end of period	$11.618	$9.163	$8.664	$8.856	$7.953	$5.941	$5.185	$5.568	$4.746	$3.661
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.163	$8.664	$8.856	$7.953	$5.941	$5.185	$5.568	$4.746	$3.661	$6.091
Accumulation Unit Value at end of period	$11.618	$9.163	$8.664	$8.856	$7.953	$5.941	$5.185	$5.568	$4.746	$3.661
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.653	$7.240	$7.404	$6.652	$4.971	$4.342	$4.664	$3.978	$3.070	$5.110
Accumulation Unit Value at end of period	$9.698	$7.653	$7.240	$7.404	$6.652	$4.971	$4.342	$4.664	$3.978	$3.070
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

110

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.943	$8.468	$8.669	$7.797	$5.833	$5.099	$5.483	$4.681	$3.616	$6.026
Accumulation Unit Value at end of period	$11.322	$8.943	$8.468	$8.669	$7.797	$5.833	$5.099	$5.483	$4.681	$3.616
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	11	11	12	9	8	6	14	20
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$7.489	$7.095	$7.267	$6.539	$4.894	$4.281	$4.606	$3.934	$3.040	$5.069
Accumulation Unit Value at end of period	$9.477	$7.489	$7.095	$7.267	$6.539	$4.894	$4.281	$4.606	$3.934	$3.040
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$7.489	$7.095	$7.267	$6.539	$4.894	$4.281	$4.606	$3.934	$3.040	$5.069
Accumulation Unit Value at end of period	$9.477	$7.489	$7.095	$7.267	$6.539	$4.894	$4.281	$4.606	$3.934	$3.040
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$6.829	$6.474	$6.634	$5.972	$4.472	$3.913	$4.213	$3.600	$2.784	$—
Accumulation Unit Value at end of period	$8.638	$6.829	$6.474	$6.634	$5.972	$4.472	$3.913	$4.213	$3.600	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.688	$8.244	$8.456	$7.621	$5.712	$5.004	$5.392	$4.612	$3.570	$5.961
Accumulation Unit Value at end of period	$10.978	$8.688	$8.244	$8.456	$7.621	$5.712	$5.004	$5.392	$4.612	$3.570
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.629	$8.192	$8.407	$7.580	$5.685	$4.982	$5.371	$4.597	$3.560	$—
Accumulation Unit Value at end of period	$10.898	$8.629	$8.192	$8.407	$7.580	$5.685	$4.982	$5.371	$4.597	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.561	$8.131	$8.349	$7.531	$5.651	$4.955	$5.344	$4.576	$3.546	$—
Accumulation Unit Value at end of period	$10.806	$8.561	$8.131	$8.349	$7.531	$5.651	$4.955	$5.344	$4.576	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	4	4	4	5	5	4	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.393	$7.983	$8.209	$7.417	$5.573	$4.894	$5.287	$4.534	$3.518	$—
Accumulation Unit Value at end of period	$10.578	$8.393	$7.983	$8.209	$7.417	$5.573	$4.894	$5.287	$4.534	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	6	6	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Multi-Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.952	$26.883	$28.495	$26.090	$18.623	$16.245	$17.363	$14.193	$10.355	$18.367
Accumulation Unit Value at end of period	$32.700	$29.952	$26.883	$28.495	$26.090	$18.623	$16.245	$17.363	$14.193	$10.355
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	5	3	6	6	6

111

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$29.345	$26.377	$28.000	$25.676	$18.355	$16.035	$17.164	$14.051	$10.267	$18.239
Accumulation Unit Value at end of period	$31.988	$29.345	$26.377	$28.000	$25.676	$18.355	$16.035	$17.164	$14.051	$10.267
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	—	1
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$29.145	$26.210	$27.837	$25.539	$18.266	$15.965	$17.099	$14.005	$10.238	$18.196
Accumulation Unit Value at end of period	$31.754	$29.145	$26.210	$27.837	$25.539	$18.266	$15.965	$17.099	$14.005	$10.238
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.553	$25.717	$27.354	$25.134	$18.003	$15.759	$16.903	$13.865	$10.151	$18.069
Accumulation Unit Value at end of period	$31.063	$28.553	$25.717	$27.354	$25.134	$18.003	$15.759	$16.903	$13.865	$10.151
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	4	7	10	13	14
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.553	$25.717	$27.354	$25.134	$18.003	$15.759	$16.903	$13.865	$10.151	$18.069
Accumulation Unit Value at end of period	$31.063	$28.553	$25.717	$27.354	$25.134	$18.003	$15.759	$16.903	$13.865	$10.151
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	4	7	10	13	14
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.974	$25.233	$26.880	$24.735	$17.744	$15.555	$16.710	$13.727	$10.065	$17.943
Accumulation Unit Value at end of period	$30.387	$27.974	$25.233	$26.880	$24.735	$17.744	$15.555	$16.710	$13.727	$10.065
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	2	8	7	10	15	22	29
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.974	$25.233	$26.880	$24.735	$17.744	$15.555	$16.710	$13.727	$10.065	$17.943
Accumulation Unit Value at end of period	$30.387	$27.974	$25.233	$26.880	$24.735	$17.744	$15.555	$16.710	$13.727	$10.065
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	2	8	7	10	15	22	29
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.783	$25.073	$26.723	$24.603	$17.658	$15.488	$16.646	$13.681	$10.037	$17.902
Accumulation Unit Value at end of period	$30.165	$27.783	$25.073	$26.723	$24.603	$17.658	$15.488	$16.646	$13.681	$10.037
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.406	$24.758	$26.413	$24.342	$17.489	$15.354	$16.519	$13.591	$9.980	$17.818
Accumulation Unit Value at end of period	$29.726	$27.406	$24.758	$26.413	$24.342	$17.489	$15.354	$16.519	$13.591	$9.980
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	3	3	3	2	2	2	3	4
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.219	$24.601	$26.260	$24.213	$17.404	$15.288	$16.455	$13.545	$9.952	$17.777
Accumulation Unit Value at end of period	$29.509	$27.219	$24.601	$26.260	$24.213	$17.404	$15.288	$16.455	$13.545	$9.952
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.219	$24.601	$26.260	$24.213	$17.404	$15.288	$16.455	$13.545	$9.952	$17.777
Accumulation Unit Value at end of period	$29.509	$27.219	$24.601	$26.260	$24.213	$17.404	$15.288	$16.455	$13.545	$9.952
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	—	—	—	—	—	—	—

112

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.034	$24.446	$26.107	$24.084	$17.320	$15.222	$16.392	$13.500	$9.923	$—
Accumulation Unit Value at end of period	$29.293	$27.034	$24.446	$26.107	$24.084	$17.320	$15.222	$16.392	$13.500	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	8	9	3	2	3	3	4	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.667	$24.138	$25.804	$23.828	$17.153	$15.090	$16.267	$13.410	$9.867	$17.653
Accumulation Unit Value at end of period	$28.866	$26.667	$24.138	$25.804	$23.828	$17.153	$15.090	$16.267	$13.410	$9.867
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.485	$23.986	$25.654	$23.702	$17.071	$15.025	$16.205	$13.366	$9.839	$—
Accumulation Unit Value at end of period	$28.656	$26.485	$23.986	$25.654	$23.702	$17.071	$15.025	$16.205	$13.366	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.305	$23.834	$25.505	$23.575	$16.988	$14.960	$16.143	$13.321	$9.812	$—
Accumulation Unit Value at end of period	$28.446	$26.305	$23.834	$25.505	$23.575	$16.988	$14.960	$16.143	$13.321	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	2	2	2	2	2	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.788	$23.401	$25.079	$23.217	$16.755	$14.777	$15.969	$13.197	$9.735	$—
Accumulation Unit Value at end of period	$27.845	$25.788	$23.401	$25.079	$23.217	$16.755	$14.777	$15.969	$13.197	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Research Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.579	$13.431	$13.834	$12.214	$9.288	$7.987	$8.244	$7.184	$5.470	$9.026
Accumulation Unit Value at end of period	$17.733	$14.579	$13.431	$13.834	$12.214	$9.288	$7.987	$8.244	$7.184	$5.470
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	3	5	5	9	9	11
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.217	$13.117	$13.531	$11.964	$9.111	$7.847	$8.112	$7.079	$5.398	$8.921
Accumulation Unit Value at end of period	$17.266	$14.217	$13.117	$13.531	$11.964	$9.111	$7.847	$8.112	$7.079	$5.398
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	3	3	3
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$14.122	$13.036	$13.454	$11.903	$9.069	$7.815	$8.082	$7.057	$5.384	$8.902
Accumulation Unit Value at end of period	$17.143	$14.122	$13.036	$13.454	$11.903	$9.069	$7.815	$8.082	$7.057	$5.384
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.771	$12.731	$13.159	$11.659	$8.896	$7.678	$7.952	$6.954	$5.313	$8.799
Accumulation Unit Value at end of period	$16.691	$13.771	$12.731	$13.159	$11.659	$8.896	$7.678	$7.952	$6.954	$5.313
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

113

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.771	$12.731	$13.159	$11.659	$8.896	$7.678	$7.952	$6.954	$5.313	$8.799
Accumulation Unit Value at end of period	$16.691	$13.771	$12.731	$13.159	$11.659	$8.896	$7.678	$7.952	$6.954	$5.313
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.507	$12.506	$12.946	$11.487	$8.779	$7.587	$7.871	$6.893	$5.274	$8.748
Accumulation Unit Value at end of period	$16.347	$13.507	$12.506	$12.946	$11.487	$8.779	$7.587	$7.871	$6.893	$5.274
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.507	$12.506	$12.946	$11.487	$8.779	$7.587	$7.871	$6.893	$5.274	$8.748
Accumulation Unit Value at end of period	$16.347	$13.507	$12.506	$12.946	$11.487	$8.779	$7.587	$7.871	$6.893	$5.274
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.379	$12.394	$12.836	$11.395	$8.713	$7.534	$7.819	$6.851	$5.245	$8.704
Accumulation Unit Value at end of period	$16.184	$13.379	$12.394	$12.836	$11.395	$8.713	$7.534	$7.819	$6.851	$5.245
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.183	$12.224	$12.673	$11.262	$8.619	$7.461	$7.751	$6.798	$5.210	$8.653
Accumulation Unit Value at end of period	$15.931	$13.183	$12.224	$12.673	$11.262	$8.619	$7.461	$7.751	$6.798	$5.210
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	2	1	2	2	2	3
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.093	$12.147	$12.599	$11.202	$8.578	$7.429	$7.721	$6.776	$5.195	$8.633
Accumulation Unit Value at end of period	$15.814	$13.093	$12.147	$12.599	$11.202	$8.578	$7.429	$7.721	$6.776	$5.195
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.093	$12.147	$12.599	$11.202	$8.578	$7.429	$7.721	$6.776	$5.195	$8.633
Accumulation Unit Value at end of period	$15.814	$13.093	$12.147	$12.599	$11.202	$8.578	$7.429	$7.721	$6.776	$5.195
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.853	$11.930	$12.381	$11.013	$8.438	$7.311	$7.603	$6.675	$5.120	$—
Accumulation Unit Value at end of period	$15.517	$12.853	$11.930	$12.381	$11.013	$8.438	$7.311	$7.603	$6.675	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.808	$11.900	$12.362	$11.007	$8.442	$7.322	$7.622	$6.698	$5.143	$8.560
Accumulation Unit Value at end of period	$15.447	$12.808	$11.900	$12.362	$11.007	$8.442	$7.322	$7.622	$6.698	$5.143
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.721	$11.825	$12.290	$10.949	$8.401	$7.290	$7.592	$6.676	$5.129	$—
Accumulation Unit Value at end of period	$15.334	$12.721	$11.825	$12.290	$10.949	$8.401	$7.290	$7.592	$6.676	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

114

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.620	$11.737	$12.205	$10.878	$8.351	$7.250	$7.555	$6.646	$5.109	$—
Accumulation Unit Value at end of period	$15.205	$12.620	$11.737	$12.205	$10.878	$8.351	$7.250	$7.555	$6.646	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.372	$11.524	$12.001	$10.713	$8.236	$7.161	$7.473	$6.584	$5.069	$—
Accumulation Unit Value at end of period	$14.884	$12.372	$11.524	$12.001	$10.713	$8.236	$7.161	$7.473	$6.584	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Putnam VT Small Cap Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$37.942	$30.180	$31.960	$31.335	$22.761	$19.646	$20.912	$16.833	$12.978	$21.704
Accumulation Unit Value at end of period	$40.360	$37.942	$30.180	$31.960	$31.335	$22.761	$19.646	$20.912	$16.833	$12.978
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	3	3	4	6	6
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$36.998	$29.473	$31.259	$30.693	$22.328	$19.302	$20.576	$16.587	$12.808	$21.452
Accumulation Unit Value at end of period	$39.297	$36.998	$29.473	$31.259	$30.693	$22.328	$19.302	$20.576	$16.587	$12.808
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$36.753	$29.292	$31.083	$30.535	$22.225	$19.222	$20.501	$16.535	$12.774	$21.406
Accumulation Unit Value at end of period	$39.017	$36.753	$29.292	$31.083	$30.535	$22.225	$19.222	$20.501	$16.535	$12.774
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$35.839	$28.606	$30.400	$29.910	$21.802	$18.885	$20.172	$16.294	$12.606	$21.157
Accumulation Unit Value at end of period	$37.989	$35.839	$28.606	$30.400	$29.910	$21.802	$18.885	$20.172	$16.294	$12.606
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$35.839	$28.606	$30.400	$29.910	$21.802	$18.885	$20.172	$16.294	$12.606	$21.157
Accumulation Unit Value at end of period	$37.989	$35.839	$28.606	$30.400	$29.910	$21.802	$18.885	$20.172	$16.294	$12.606
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$33.196	$26.537	$28.243	$27.829	$20.316	$17.624	$18.853	$15.251	$11.818	$19.863
Accumulation Unit Value at end of period	$35.135	$33.196	$26.537	$28.243	$27.829	$20.316	$17.624	$18.853	$15.251	$11.818
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$33.196	$26.537	$28.243	$27.829	$20.316	$17.624	$18.853	$15.251	$11.818	$19.863
Accumulation Unit Value at end of period	$35.135	$33.196	$26.537	$28.243	$27.829	$20.316	$17.624	$18.853	$15.251	$11.818
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

115

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$34.820	$27.849	$29.654	$29.234	$21.353	$18.532	$19.835	$16.054	$12.445	$20.929
Accumulation Unit Value at end of period	$36.836	$34.820	$27.849	$29.654	$29.234	$21.353	$18.532	$19.835	$16.054	$12.445
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$32.398	$25.938	$27.647	$27.283	$19.947	$17.330	$18.566	$15.042	$11.673	$19.650
Accumulation Unit Value at end of period	$34.240	$32.398	$25.938	$27.647	$27.283	$19.947	$17.330	$18.566	$15.042	$11.673
Number of Accumulation Units outstanding at end of period (in thousands)	1	3	3	3	3	3	3	3	3	3
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$34.075	$27.294	$29.107	$28.738	$21.021	$18.272	$19.586	$15.876	$12.326	$20.760
Accumulation Unit Value at end of period	$35.993	$34.075	$27.294	$29.107	$28.738	$21.021	$18.272	$19.586	$15.876	$12.326
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$34.075	$27.294	$29.107	$28.738	$21.021	$18.272	$19.586	$15.876	$12.326	$20.760
Accumulation Unit Value at end of period	$35.993	$34.075	$27.294	$29.107	$28.738	$21.021	$18.272	$19.586	$15.876	$12.326
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.300	$26.686	$28.474	$28.127	$20.584	$17.901	$19.198	$15.569	$12.094	$—
Accumulation Unit Value at end of period	$35.157	$33.300	$26.686	$28.474	$28.127	$20.584	$17.901	$19.198	$15.569	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$31.477	$25.251	$26.969	$26.667	$19.536	$17.006	$18.256	$14.821	$11.524	$19.438
Accumulation Unit Value at end of period	$33.200	$31.477	$25.251	$26.969	$26.667	$19.536	$17.006	$18.256	$14.821	$11.524
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.263	$25.092	$26.812	$26.525	$19.441	$16.933	$18.187	$14.771	$11.491	$—
Accumulation Unit Value at end of period	$32.957	$31.263	$25.092	$26.812	$26.525	$19.441	$16.933	$18.187	$14.771	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.015	$24.905	$26.626	$26.354	$19.326	$16.840	$18.097	$14.705	$11.446	$—
Accumulation Unit Value at end of period	$32.680	$31.015	$24.905	$26.626	$26.354	$19.326	$16.840	$18.097	$14.705	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	4	4	4	4	5	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.405	$24.452	$26.181	$25.953	$19.060	$16.634	$17.901	$14.569	$11.357	$—
Accumulation Unit Value at end of period	$31.990	$30.405	$24.452	$26.181	$25.953	$19.060	$16.634	$17.901	$14.569	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	11	11	11	11	11	11	11	—

116

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Western Asset Variable Global High Yield Bond Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.410	$2.114	$2.276	$2.335	$2.229	$1.910	$1.904	$1.680	$1.095	$1.606
Accumulation Unit Value at end of period	$2.582	$2.410	$2.114	$2.276	$2.335	$2.229	$1.910	$1.904	$1.680	$1.095
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	7	9	18	20	39	40	36	28
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.349	$2.064	$2.226	$2.287	$2.185	$1.876	$1.873	$1.655	$1.081	$1.587
Accumulation Unit Value at end of period	$2.513	$2.349	$2.064	$2.226	$2.287	$2.185	$1.876	$1.873	$1.655	$1.081
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.334	$2.052	$2.214	$2.276	$2.176	$1.869	$1.867	$1.651	$1.078	$1.584
Accumulation Unit Value at end of period	$2.496	$2.334	$2.052	$2.214	$2.276	$2.176	$1.869	$1.867	$1.651	$1.078
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.275	$2.003	$2.165	$2.228	$2.134	$1.835	$1.836	$1.626	$1.064	$1.565
Accumulation Unit Value at end of period	$2.429	$2.275	$2.003	$2.165	$2.228	$2.134	$1.835	$1.836	$1.626	$1.064
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.275	$2.003	$2.165	$2.228	$2.134	$1.835	$1.836	$1.626	$1.064	$1.565
Accumulation Unit Value at end of period	$2.429	$2.275	$2.003	$2.165	$2.228	$2.134	$1.835	$1.836	$1.626	$1.064
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.227	$1.963	$2.125	$2.191	$2.101	$1.810	$1.813	$1.608	$1.054	$1.552
Accumulation Unit Value at end of period	$2.374	$2.227	$1.963	$2.125	$2.191	$2.101	$1.810	$1.813	$1.608	$1.054
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.227	$1.963	$2.125	$2.191	$2.101	$1.810	$1.813	$1.608	$1.054	$1.552
Accumulation Unit Value at end of period	$2.374	$2.227	$1.963	$2.125	$2.191	$2.101	$1.810	$1.813	$1.608	$1.054
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.211	$1.950	$2.112	$2.178	$2.090	$1.801	$1.806	$1.602	$1.050	$1.548
Accumulation Unit Value at end of period	$2.355	$2.211	$1.950	$2.112	$2.178	$2.090	$1.801	$1.806	$1.602	$1.050
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.182	$1.927	$2.088	$2.156	$2.071	$1.787	$1.793	$1.593	$1.045	$1.542
Accumulation Unit Value at end of period	$2.323	$2.182	$1.927	$2.088	$2.156	$2.071	$1.787	$1.793	$1.593	$1.045
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.163	$1.911	$2.073	$2.141	$2.058	$1.776	$1.783	$1.584	$1.040	$1.536
Accumulation Unit Value at end of period	$2.302	$2.163	$1.911	$2.073	$2.141	$2.058	$1.776	$1.783	$1.584	$1.040
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

117

Sub-Account	As of December 31,
	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.163	$1.911	$2.073	$2.141	$2.058	$1.776	$1.783	$1.584	$1.040	$1.536
Accumulation Unit Value at end of period	$2.302	$2.163	$1.911	$2.073	$2.141	$2.058	$1.776	$1.783	$1.584	$1.040
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.731	$19.206	$20.840	$21.542	$20.711	$17.883	$17.964	$15.971	$10.490	$—
Accumulation Unit Value at end of period	$23.109	$21.731	$19.206	$20.840	$21.542	$20.711	$17.883	$17.964	$15.971	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.122	$1.877	$2.039	$2.109	$2.030	$1.755	$1.764	$1.570	$1.032	$1.526
Accumulation Unit Value at end of period	$2.254	$2.122	$1.877	$2.039	$2.109	$2.030	$1.755	$1.764	$1.570	$1.032
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.469	$19.003	$20.651	$21.378	$20.584	$17.801	$17.908	$15.945	$10.489	$—
Accumulation Unit Value at end of period	$22.796	$21.469	$19.003	$20.651	$21.378	$20.584	$17.801	$17.908	$15.945	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.382	$18.936	$20.588	$21.323	$20.542	$17.773	$17.889	$15.937	$10.488	$—
Accumulation Unit Value at end of period	$22.693	$21.382	$18.936	$20.588	$21.323	$20.542	$17.773	$17.889	$15.937	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.124	$18.735	$20.401	$21.161	$20.417	$17.691	$17.833	$15.911	$10.487	$—
Accumulation Unit Value at end of period	$22.385	$21.124	$18.735	$20.401	$21.161	$20.417	$17.691	$17.833	$15.911	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To The Contract Owners of Hartford Life Insurance Company Separate Account Ten and the Board of Directors of Hartford Life Insurance Company
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities as of December 31, 2017, the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in two years then ended, the financial highlights in Note 6 for each of the periods presented in the five years then ended, and the related notes for each of the individual Sub-Accounts comprising Hartford Life Insurance Company Separate Account Ten (the “Account”):

Putnam VT Multi-Cap Value Fund	Putnam VT Government Money Market Fund
Putnam VT American Government Income Fund	Putnam VT Multi-Cap Growth Fund
Putnam VT Diversified Income Fund	Putnam VT Research Fund
Putnam VT Global Asset Allocation Fund	Putnam VT Small Cap Value Fund
Putnam VT Global Equity Fund	Putnam VT George Putnam Balanced Fund
Putnam VT Growth Opportunities Fund	Putnam VT Global Utilities Fund
Putnam VT Global Health Care Fund	Putnam VT Capital Opportunities Fund
Putnam VT High Yield Fund	Putnam VT Equity Income Fund
Putnam VT Income Fund	(Merged with Putnam VT Growth and Income Fund)
Putnam VT International Value Fund	ClearBridge Variable Dividend Strategy Portfolio
Putnam VT International Equity Fund	Western Asset Variable Global High Yield Bond
Putnam VT International Growth Fund	Portfolio
Putnam VT Investors Fund	ClearBridge Variable Large Cap Value Portfolio

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts above as of December 31, 2017, the results of their operations for the periods then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the fund managers; when replies were not received from fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ DELOITTE & TOUCHE LLP
Hartford, CT
April 19, 2018
We have served as the auditor of the sub-accounts that comprise Hartford Life Insurance Company Separate Account Ten since 2002.

SEPARATE ACCOUNT TEN
Hartford Life Insurance Company
Statements of Assets and Liabilities
December 31, 2017

	Putnam VT Multi-Cap Value Fund	Putnam VT American Government Income Fund	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Growth Opportunities Fund	Putnam VT Global Health Care Fund	Putnam VT High Yield Fund	Putnam VT Income Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class I	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class IA	14,579,734	15,433,055	33,005,938	49,657,813	66,379,126	288,881,877	21,126,846	38,500,862	57,730,271	16,795,552
class IB	853,621	1,090,102	1,730,519	678,991	445,528	3,895,784	1,148,843	851,456	3,614,674	998,085
Total investments	15,433,355	16,523,157	34,736,457	50,336,804	66,824,654	292,777,661	22,275,689	39,352,318	61,344,945	17,793,637
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	1,463	2,983	25,480	11,770	112,432	134,827	14,772	10,641	526,851	64,128
Other assets	—	—	—	1	—	—	2	1	2	—
Total assets	15,434,818	16,526,140	34,761,937	50,348,575	66,937,086	292,912,488	22,290,463	39,362,960	61,871,798	17,857,765

Liabilities:
Due to Sponsor Company	1,463	2,983	25,480	11,770	112,432	134,827	14,772	10,641	526,851	64,128
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	5	4	—	—	18	—	—	—	1
Total liabilities	1,464	2,988	25,484	11,770	112,432	134,845	14,772	10,641	526,851	64,129

Net assets:
For contract liabilities	$15,433,354	$16,523,152	$34,736,453	$50,336,805	$66,824,654	$292,777,643	$22,275,691	$39,352,319	$61,344,947	$17,793,636

Contract Liabilities:
class I	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class IA	14,579,734	15,433,052	33,005,937	49,657,813	66,379,125	288,881,862	21,126,848	38,500,863	57,730,270	16,795,552
class IB	853,620	1,090,100	1,730,516	678,992	445,529	3,895,781	1,148,843	851,456	3,614,677	998,084
Total contract liabilities	$15,433,354	$16,523,152	$34,736,453	$50,336,805	$66,824,654	$292,777,643	$22,275,691	$39,352,319	$61,344,947	$17,793,636

Shares:
class I	—	—	—	—	—	—	—	—	—	—
class IA	788,947	1,616,026	5,384,330	2,737,476	3,400,570	28,489,337	1,248,632	5,877,994	5,186,907	1,433,068
class IB	46,342	114,507	281,843	37,043	23,025	390,751	69,881	131,195	328,308	86,116
Total shares	835,289	1,730,533	5,666,173	2,774,519	3,423,595	28,880,088	1,318,513	6,009,189	5,515,215	1,519,184

Cost	$12,891,742	$18,027,834	$48,791,856	$35,720,344	$36,607,246	$225,930,198	$18,704,055	$48,661,273	$60,384,658	$15,772,829

Deferred contracts in the accumulation period:
Units owned by participants #	448,465	891,411	1,315,846	774,388	1,611,506	24,973,028	785,703	659,858	1,507,530	739,769
Minimum unit fair value #*	$28.238216	$12.409278	$16.851826	$17.027862	$8.103986	$8.489854	$16.483131	$19.552593	$15.768838	$8.305922
Maximum unit fair value #*	$36.202219	$19.780179	$33.404466	$64.089357	$42.213979	$35.567118	$32.005667	$59.363171	$42.973826	$29.786422
Contract liability	$15,108,595	$16,128,753	$33,311,330	$49,014,905	$65,320,885	$285,918,781	$21,821,425	$37,783,862	$59,112,170	$17,360,042

Contracts in payout (annuitization) period:
Units owned by participants #	9,584	21,692	55,589	22,376	36,984	597,819	16,359	26,476	53,247	17,969
Minimum unit fair value #*	$32.940555	$17.212642	$24.834160	$19.130360	$9.746491	$9.520370	$20.512454	$22.763889	$20.150607	$15.468563
Maximum unit fair value #*	$33.889762	$18.248430	$25.694985	$64.089357	$41.224087	$12.427832	$28.024216	$59.363171	$42.040337	$24.141427
Contract liability	$324,759	$394,399	$1,425,123	$1,321,900	$1,503,769	$6,858,862	$454,266	$1,568,457	$2,232,777	$433,594

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TEN
Hartford Life Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2017

	Putnam VT International Equity Fund	Putnam VT International Growth Fund	Putnam VT Investors Fund	Putnam VT Government Money Market Fund	Putnam VT Multi-Cap Growth Fund	Putnam VT Research Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Global Utilities Fund	Putnam VT Capital Opportunities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class I	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class IA	27,306,839	12,929,144	35,368,510	21,666,617	169,858,098	10,963,472	25,730,956	25,099,595	32,785,953	6,225,273
class IB	2,229,585	309,581	2,877,559	1,569,129	4,110,974	1,082,220	2,050,869	1,793,495	516,807	455,244
Total investments	29,536,424	13,238,725	38,246,069	23,235,746	173,969,072	12,045,692	27,781,825	26,893,090	33,302,760	6,680,517
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	7,029	5,778	12,293	21,231	191,744	9,953	3,602	96,542	9,712	632
Other assets	—	—	3	1	—	—	—	—	1	—
Total assets	29,543,453	13,244,503	38,258,365	23,256,978	174,160,816	12,055,645	27,785,427	26,989,632	33,312,473	6,681,149

Liabilities:
Due to Sponsor Company	7,029	5,778	12,293	21,231	191,744	9,953	3,602	96,542	9,712	632
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	2	—	—	—	2	—	3	—	—	1
Total liabilities	7,031	5,778	12,293	21,231	191,746	9,953	3,605	96,542	9,712	633

Net assets:
For contract liabilities	$29,536,422	$13,238,725	$38,246,072	$23,235,747	$173,969,070	$12,045,692	$27,781,822	$26,893,090	$33,302,761	$6,680,516

Contract Liabilities:
class I	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class IA	27,306,838	12,929,143	35,368,511	21,666,619	169,858,098	10,963,472	25,730,957	25,099,598	32,785,952	6,225,271
class IB	2,229,584	309,582	2,877,561	1,569,128	4,110,972	1,082,220	2,050,865	1,793,492	516,809	455,245
Total contract liabilities	$29,536,422	$13,238,725	$38,246,072	$23,235,747	$173,969,070	$12,045,692	$27,781,822	$26,893,090	$33,302,761	$6,680,516

Shares:
class I	—	—	—	—	—	—	—	—	—	—
class IA	1,769,724	549,942	1,718,587	21,666,617	4,276,387	409,085	1,568,004	2,123,485	2,705,111	336,865
class IB	146,202	13,219	140,437	1,569,129	105,626	40,457	126,597	152,249	42,606	24,904
Total shares	1,915,926	563,161	1,859,024	23,235,746	4,382,013	449,542	1,694,601	2,275,734	2,747,717	361,769

Cost	$22,049,860	$7,288,019	$21,839,426	$23,235,746	$70,635,007	$6,004,871	$23,008,598	$22,214,404	$30,267,725	$6,042,626

Deferred contracts in the accumulation period:
Units owned by participants #	1,141,776	587,095	1,879,867	13,594,756	3,574,954	431,879	626,714	1,399,171	922,599	205,396
Minimum unit fair value #*	$9.236440	$7.599950	$1.821987	$0.823329	$8.375215	$14.988322	$29.472793	$14.637008	$12.609962	$26.597462
Maximum unit fair value #*	$27.706212	$28.156009	$31.004545	$11.042639	$70.192625	$31.569952	$50.837479	$22.546855	$41.141555	$34.659797
Contract liability	$28,896,579	$13,106,199	$37,349,955	$22,098,939	$170,503,338	$11,698,731	$27,285,356	$26,102,096	$31,878,936	$6,608,747

Contracts in payout (annuitization) period:
Units owned by participants #	24,929	5,808	44,869	689,501	74,493	13,389	11,277	42,225	41,022	2,212
Minimum unit fair value #*	$12.097722	$22.819449	$13.097037	$1.035649	$9.391850	$16.871931	$40.360400	$17.891653	$15.188884	$32.445963
Maximum unit fair value #*	$27.057048	$22.819449	$20.392554	$1.649532	$51.262303	$28.292102	$44.262370	$18.735763	$34.900359	$32.445963
Contract liability	$639,843	$132,526	$896,117	$1,136,808	$3,465,732	$346,961	$496,466	$790,994	$1,423,825	$71,769

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TEN
Hartford Life Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2017

	Putnam VT Equity Income Fund	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	ClearBridge Variable Large Cap Value Portfolio
	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class I	$—	$3,003	$7,548	$255,022
class IA	483,805,128	—	—	—
class IB	8,790,817	—	—	—
Total investments	492,595,945	3,003	7,548	255,022
Due from Sponsor Company	—	—	—	—
Receivable for fund shares sold	241,321	—	1	112
Other assets	3	1	—	—
Total assets	492,837,269	3,004	7,549	255,134

Liabilities:
Due to Sponsor Company	241,321	—	1	112
Payable for fund shares purchased	—	—	—	—
Other liabilities	—	—	—	—
Total liabilities	241,321	—	1	112

Net assets:
For contract liabilities	$492,595,948	$3,004	$7,548	$255,022

Contract Liabilities:
class I	$—	$3,004	$7,548	$255,022
class IA	483,805,131	—	—	—
class IB	8,790,817	—	—	—
Total contract liabilities	$492,595,948	$3,004	$7,548	$255,022

Shares:
class I	—	150	1,034	11,900
class IA	17,958,617	—	—	—
class IB	329,367	—	—	—
Total shares	18,287,984	150	1,034	11,900

Cost	$410,289,433	$1,984	$8,183	$231,870

Deferred contracts in the accumulation period:
Units owned by participants #	13,749,671	166	2,924	96,203
Minimum unit fair value #*	$27.735902	$18.057513	$2.581684	$2.581528
Maximum unit fair value #*	$37.227650	$18.057513	$2.581684	$2.581528
Contract liability	$478,117,886	$3,004	$7,548	$248,352

Contracts in payout (annuitization) period:
Units owned by participants #	415,324	—	—	2,584
Minimum unit fair value #*	$32.376025	$—	$—	$2.581528
Maximum unit fair value #*	$37.227650	$—	$—	$2.581528
Contract liability	$14,478,062	$—	$—	$6,670

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Merged with Putnam VT Growth and Income Fund. Change effective May 15, 2017.

SEPARATE ACCOUNT TEN
Hartford Life Insurance Company
Statements of Operations
For the Periods Ended December 31, 2017

	Putnam VT Multi-Cap Value Fund	Putnam VT American Government Income Fund	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Growth and Income Fund	Putnam VT Growth Opportunities Fund	Putnam VT Global Health Care Fund	Putnam VT High Yield Fund	Putnam VT Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$159,551	$472,905	$2,150,885	$844,301	$1,002,995	$9,999,970	$398,919	$174,275	$2,617,471	$2,992,457

Expenses:
Administrative charges	(23,061)	(25,981)	(53,743)	(73,848)	(94,833)	(228,941)	(412,514)	(33,714)	(63,590)	(96,342)
Mortality and expense risk charges	(196,959)	(224,301)	(457,181)	(620,063)	(791,892)	(1,923,431)	(3,461,044)	(289,382)	(535,685)	(822,347)
Total expenses	(220,020)	(250,282)	(510,924)	(693,911)	(886,725)	(2,152,372)	(3,873,558)	(323,096)	(599,275)	(918,689)
Net investment income (loss)	(60,469)	222,623	1,639,961	150,390	116,270	7,847,598	(3,474,639)	(148,821)	2,018,196	2,073,768

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	351,693	(373,359)	(2,454,901)	1,556,362	3,139,271	134,854,320	4,368,111	537,593	(2,625,640)	(3,091)
Net realized gain distributions	697,413	—	—	1,723,155	—	47,677,692	3,575,402	1,901,894	—	—
Change in unrealized appreciation (depreciation) during the period	392,402	293,558	2,877,575	3,063,133	11,741,503	(171,262,598)	65,817,626	653,761	3,003,138	737,825
Net gain (loss) on investments	1,441,508	(79,801)	422,674	6,342,650	14,880,774	11,269,414	73,761,139	3,093,248	377,498	734,734
Net increase (decrease) in net assets resulting from operations	$1,381,039	$142,822	$2,062,635	$6,493,040	$14,997,044	$19,117,012	$70,286,500	$2,944,427	$2,395,694	$2,808,502

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TEN
Hartford Life Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2017

	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT International Growth Fund	Putnam VT Investors Fund	Putnam VT Government Money Market Fund	Putnam VT Multi-Cap Growth Fund	Putnam VT Research Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Global Utilities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$294,714	$689,321	$149,325	$475,323	$107,250	$1,396,792	$101,491	$254,072	$481,066	$1,040,427

Expenses:
Administrative charges	(25,637)	(42,077)	(17,732)	(54,358)	(35,401)	(248,377)	(17,447)	(41,030)	(39,428)	(50,108)
Mortality and expense risk charges	(220,714)	(363,188)	(148,859)	(466,657)	(311,345)	(2,089,186)	(151,970)	(363,006)	(340,279)	(422,392)
Total expenses	(246,351)	(405,265)	(166,591)	(521,015)	(346,746)	(2,337,563)	(169,417)	(404,036)	(379,707)	(472,500)
Net investment income (loss)	48,363	284,056	(17,266)	(45,692)	(239,496)	(940,771)	(67,926)	(149,964)	101,359	567,927

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	82,541	723,851	906,295	2,189,302	—	11,630,774	857,023	751,568	490,238	242,078
Net realized gain distributions	—	—	—	1,988,818	—	11,433,698	—	1,118,744	—	2,044,311
Change in unrealized appreciation (depreciation) during the period	3,453,016	5,273,301	2,455,508	2,970,458	—	18,020,663	1,520,568	17,054	2,824,391	3,408,278
Net gain (loss) on investments	3,535,557	5,997,152	3,361,803	7,148,578	—	41,085,135	2,377,591	1,887,366	3,314,629	5,694,667
Net increase (decrease) in net assets resulting from operations	$3,583,920	$6,281,208	$3,344,537	$7,102,886	$(239,496)	$40,144,364	$2,309,665	$1,737,402	$3,415,988	$6,262,594

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TEN
Hartford Life Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2017

	Putnam VT Capital Opportunities Fund	Putnam VT Equity Income Fund	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	ClearBridge Variable Large Cap Value Portfolio
	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$46,424	$1,152,906	$42	$394	$3,378

Expenses:
Administrative charges	(9,869)	(481,670)	—	(11)	(361)
Mortality and expense risk charges	(88,058)	(4,068,111)	(39)	(92)	(3,011)
Total expenses	(97,927)	(4,549,781)	(39)	(103)	(3,372)
Net investment income (loss)	(51,503)	(3,396,875)	3	291	6

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	116,003	5,741,871	15	(7)	516
Net realized gain distributions	546,781	1,813,764	—	—	7,250
Change in unrealized appreciation (depreciation) during the period	(181,411)	54,264,731	429	221	22,303
Net gain (loss) on investments	481,373	61,820,366	444	214	30,069
Net increase (decrease) in net assets resulting from operations	$429,870	$58,423,491	$447	$505	$30,075

The accompanying notes are an integral part of these financial statements.

(1) Merged with Putnam VT Equity Income Fund. Change effective May 15, 2017.
(2) Merged with Putnam VT Growth and Income Fund. Change effective May 15, 2017.

SEPARATE ACCOUNT TEN
Hartford Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2017

	Putnam VT Multi-Cap Value Fund	Putnam VT American Government Income Fund	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Growth and Income Fund	Putnam VT Growth Opportunities Fund	Putnam VT Global Health Care Fund	Putnam VT High Yield Fund	Putnam VT Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(60,469)	$222,623	$1,639,961	$150,390	$116,270	$7,847,598	$(3,474,639)	$(148,821)	$2,018,196	$2,073,768
Net realized gain (loss) on security transactions	351,693	(373,359)	(2,454,901)	1,556,362	3,139,271	134,854,320	4,368,111	537,593	(2,625,640)	(3,091)
Net realized gain distributions	697,413	—	—	1,723,155	—	47,677,692	3,575,402	1,901,894	—	—
Change in unrealized appreciation (depreciation) during the period	392,402	293,558	2,877,575	3,063,133	11,741,503	(171,262,598)	65,817,626	653,761	3,003,138	737,825
Net increase (decrease) in net assets resulting from operations	1,381,039	142,822	2,062,635	6,493,040	14,997,044	19,117,012	70,286,500	2,944,427	2,395,694	2,808,502

Unit transactions:
Purchases	33,433	63,362	82,504	209,754	190,574	326,344	929,405	198,164	140,212	117,381
Net transfers	(254,454)	225,822	939,639	10,511	(732,492)	10,369,651	11,412	(609,501)	(1,961,336)	706,616
Net interfund transfers due to corporate actions	—	—	—	—	—	(410,399,060)	—	—	—	—
Surrenders for benefit payments and fees	(887,791)	(1,864,482)	(4,149,798)	(3,704,180)	(5,409,322)	(14,999,042)	(23,151,384)	(1,472,290)	(4,645,296)	(6,631,244)
Other transactions	44	(5)	(27)	243	317	(1,361)	781	2,473	(25)	38
Death benefits	(225,519)	(517,742)	(912,650)	(1,511,559)	(950,140)	(3,540,693)	(4,781,590)	(391,299)	(1,829,572)	(1,713,121)
Net annuity transactions	(60,574)	(99,386)	(49,028)	(140,773)	(74,280)	(13,466,671)	132,022	(73,275)	(81,642)	(498,294)
Net increase (decrease) in net assets resulting from unit transactions	(1,394,861)	(2,192,431)	(4,089,360)	(5,136,004)	(6,975,343)	(431,710,832)	(26,859,354)	(2,345,728)	(8,377,659)	(8,018,624)
Net increase (decrease) in net assets	(13,822)	(2,049,609)	(2,026,725)	1,357,036	8,021,701	(412,593,820)	43,427,146	598,699	(5,981,965)	(5,210,122)

Net assets:
Beginning of period	15,447,176	18,572,761	36,763,178	48,979,769	58,802,953	412,593,820	249,350,497	21,676,992	45,334,284	66,555,069
End of period	$15,433,354	$16,523,152	$34,736,453	$50,336,805	$66,824,654	$—	$292,777,643	$22,275,691	$39,352,319	$61,344,947

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2017

	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT International Growth Fund	Putnam VT Investors Fund	Putnam VT Government Money Market Fund	Putnam VT Multi-Cap Growth Fund	Putnam VT Research Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Global Utilities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$48,363	$284,056	$(17,266)	$(45,692)	$(239,496)	$(940,771)	$(67,926)	$(149,964)	$101,359	$567,927
Net realized gain (loss) on security transactions	82,541	723,851	906,295	2,189,302	—	11,630,774	857,023	751,568	490,238	242,078
Net realized gain distributions	—	—	—	1,988,818	—	11,433,698	—	1,118,744	—	2,044,311
Change in unrealized appreciation (depreciation) during the period	3,453,016	5,273,301	2,455,508	2,970,458	—	18,020,663	1,520,568	17,054	2,824,391	3,408,278
Net increase (decrease) in net assets resulting from operations	3,583,920	6,281,208	3,344,537	7,102,886	(239,496)	40,144,364	2,309,665	1,737,402	3,415,988	6,262,594

Unit transactions:
Purchases	126,709	202,399	41,086	161,201	93,499	548,802	16,922	53,007	11,451	54,580
Net transfers	(223,572)	(352,839)	1,099,873	(231,751)	2,197,796	(588,488)	(115,821)	(1,768,369)	601,209	(535,951)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,561,021)	(2,295,116)	(1,230,393)	(3,742,792)	(4,093,006)	(13,632,082)	(866,951)	(1,980,022)	(2,411,449)	(3,157,353)
Other transactions	376	629	622	(58)	(19)	2,490	(4)	(9)	(27)	410
Death benefits	(454,668)	(719,574)	(221,263)	(787,804)	(782,170)	(3,007,941)	(251,057)	(487,797)	(651,960)	(993,528)
Net annuity transactions	8,712	(49,717)	(34,111)	(116,178)	(841,970)	(223,910)	(72,831)	(81,903)	(64,551)	13,276
Net increase (decrease) in net assets resulting from unit transactions	(2,103,464)	(3,214,218)	(344,186)	(4,717,382)	(3,425,870)	(16,901,129)	(1,289,742)	(4,265,093)	(2,515,327)	(4,618,566)
Net increase (decrease) in net assets	1,480,456	3,066,990	3,000,351	2,385,504	(3,665,366)	23,243,235	1,019,923	(2,527,691)	900,661	1,644,028

Net assets:
Beginning of period	16,313,180	26,469,432	10,238,374	35,860,568	26,901,113	150,725,835	11,025,769	30,309,513	25,992,429	31,658,733
End of period	$17,793,636	$29,536,422	$13,238,725	$38,246,072	$23,235,747	$173,969,070	$12,045,692	$27,781,822	$26,893,090	$33,302,761

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2017

	Putnam VT Capital Opportunities Fund	Putnam VT Equity Income Fund	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	ClearBridge Variable Large Cap Value Portfolio
	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(51,503)	$(3,396,875)	$3	$291	$6
Net realized gain (loss) on security transactions	116,003	5,741,871	15	(7)	516
Net realized gain distributions	546,781	1,813,764	—	—	7,250
Change in unrealized appreciation (depreciation) during the period	(181,411)	54,264,731	429	221	22,303
Net increase (decrease) in net assets resulting from operations	429,870	58,423,491	447	505	30,075

Unit transactions:
Purchases	4,428	1,140,408	—	—	—
Net transfers	66,704	(16,626,578)	—	—	(4,009)
Net interfund transfers due to corporate actions	—	410,399,060	—	—	—
Surrenders for benefit payments and fees	(419,294)	(24,990,398)	(13)	(23)	(679)
Other transactions	900	(814)	1	—	—
Death benefits	(159,394)	(7,173,612)	—	—	—
Net annuity transactions	(1,657)	11,831,483	—	—	(956)
Net increase (decrease) in net assets resulting from unit transactions	(508,313)	374,579,549	(12)	(23)	(5,644)
Net increase (decrease) in net assets	(78,443)	433,003,040	435	482	24,431

Net assets:
Beginning of period	6,758,959	59,592,908	2,569	7,066	230,591
End of period	$6,680,516	$492,595,948	$3,004	$7,548	$255,022

The accompanying notes are an integral part of these financial statements.

(1) Merged with Putnam VT Equity Income Fund. Change effective May 15, 2017.
(2) Merged with Putnam VT Growth and Income Fund. Change effective May 15, 2017.

SEPARATE ACCOUNT TEN
Hartford Life Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2016

	Putnam VT Multi-Cap Value Fund	Putnam VT American Government Income Fund	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Growth and Income Fund	Putnam VT Growth Opportunities Fund	Putnam VT Global Health Care Fund	Putnam VT High Yield Fund	Putnam VT Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(73,479)	$138,560	$2,348,213	$423,448	$(10,230)	$2,354,213	$(435,760)	$(358,591)	$2,277,123	$2,352,139
Net realized gain (loss) on security transactions	238,964	(357,511)	(3,235,204)	1,647,710	2,893,183	19,380,485	(164,199)	1,372,247	(3,431,230)	58,921
Net realized gain distributions	1,674,742	—	—	3,607,487	—	11,959,779	650,172	3,044,933	—	—
Change in unrealized appreciation (depreciation) during the period	(259,578)	23,043	2,281,964	(3,096,513)	(3,084,209)	16,946,537	1,690,930	(7,800,574)	6,940,335	(1,808,338)
Net increase (decrease) in net assets resulting from operations	1,580,649	(195,908)	1,394,973	2,582,132	(201,256)	50,641,014	1,741,143	(3,741,985)	5,786,228	602,722

Unit transactions:
Purchases	9,148	70,239	58,128	227,012	148,179	1,035,833	152,415	392,338	354,463	199,022
Net transfers	1,068,558	1,666,359	(645,060)	(1,463,615)	(1,615,975)	(6,010,452)	(5,972,876)	(3,756,149)	2,873,430	(151,119)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	244,193,409	—	—	—
Surrenders for benefit payments and fees	(918,547)	(1,884,728)	(3,547,368)	(4,199,841)	(6,256,766)	(34,428,027)	(2,731,405)	(1,885,130)	(3,820,206)	(8,201,010)
Other transactions	20	2	398	1,584	(16,135)	(138,352)	(164)	(1,311)	(247)	654
Death benefits	(174,475)	(674,392)	(933,161)	(1,047,566)	(1,072,244)	(9,130,054)	(319,832)	(565,462)	(1,666,300)	(1,935,020)
Net annuity transactions	(84,967)	(63,383)	(152,887)	(148,196)	(117,927)	(523,843)	4,935,212	(34,650)	(80,456)	(122,521)
Net increase (decrease) in net assets resulting from unit transactions	(100,263)	(885,903)	(5,219,950)	(6,630,622)	(8,930,868)	(49,194,895)	240,256,759	(5,850,364)	(2,339,316)	(10,209,994)
Net increase (decrease) in net assets	1,480,386	(1,081,811)	(3,824,977)	(4,048,490)	(9,132,124)	1,446,119	241,997,902	(9,592,349)	3,446,912	(9,607,272)

Net assets:
Beginning of period	13,966,790	19,654,572	40,588,155	53,028,259	67,935,077	411,147,701	7,352,595	31,269,341	41,887,372	76,162,341
End of period	$15,447,176	$18,572,761	$36,763,178	$48,979,769	$58,802,953	$412,593,820	$249,350,497	$21,676,992	$45,334,284	$66,555,069

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2016

	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT International Growth Fund	Putnam VT Investors Fund	Putnam VT Government Money Market Fund	Putnam VT Multi-Cap Growth Fund	Putnam VT Research Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Global Utilities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$216,574	$633,224	$(16,855)	$39,580	$(410,729)	$(662,033)	$36,249	$(2,318)	$164,442	$109,078
Net realized gain (loss) on security transactions	(350,375)	290,304	691,977	1,787,040	—	10,432,899	535,223	(125,770)	132,096	275,372
Net realized gain distributions	—	—	—	1,234,675	—	14,343,333	—	2,520,828	—	2,913,615
Change in unrealized appreciation (depreciation) during the period	35,903	(2,113,307)	(1,633,761)	456,767	—	(14,839,818)	331,757	3,626,024	1,425,720	(2,870,188)
Net increase (decrease) in net assets resulting from operations	(97,898)	(1,189,779)	(958,639)	3,518,062	(410,729)	9,274,381	903,229	6,018,764	1,722,258	427,877

Unit transactions:
Purchases	20,048	51,732	6,495	166,345	176,016	621,250	94,211	16,806	115,896	84,971
Net transfers	(511,121)	(729,542)	(763,845)	(173,853)	2,754,927	(2,806,378)	264,448	871,096	237,090	(204,580)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(1,438,717)	(2,352,200)	(664,390)	(3,060,802)	(7,239,124)	(11,224,580)	(805,580)	(2,001,331)	(2,382,764)	(2,992,344)
Other transactions	7	(909)	56	1,232	(127)	2,518	22	(220)	117	(21,905)
Death benefits	(291,604)	(515,581)	(69,851)	(842,191)	(678,116)	(2,382,381)	(187,657)	(404,046)	(1,096,056)	(1,098,074)
Net annuity transactions	(145,548)	(96,610)	(5,124)	(360,330)	925,913	(582,807)	(89,750)	(65,500)	(98,428)	29,012
Net increase (decrease) in net assets resulting from unit transactions	(2,366,935)	(3,643,110)	(1,496,659)	(4,269,599)	(4,060,511)	(16,372,378)	(724,306)	(1,583,195)	(3,224,145)	(4,202,920)
Net increase (decrease) in net assets	(2,464,833)	(4,832,889)	(2,455,298)	(751,537)	(4,471,240)	(7,097,997)	178,923	4,435,569	(1,501,887)	(3,775,043)

Net assets:
Beginning of period	18,778,013	31,302,321	12,693,672	36,612,105	31,372,353	157,823,832	10,846,846	25,873,944	27,494,316	35,433,776
End of period	$16,313,180	$26,469,432	$10,238,374	$35,860,568	$26,901,113	$150,725,835	$11,025,769	$30,309,513	$25,992,429	$31,658,733

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TEN
Hartford Life Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2016

	Putnam VT Capital Opportunities Fund	Putnam VT Equity Income Fund	ClearBridge Variable Dividend Strategy Portfolio	Western Asset Variable Global High Yield Bond Portfolio	ClearBridge Variable Large Cap Value Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(25,923)	$378,880	$5	$329	$(99)
Net realized gain (loss) on security transactions	(11,867)	3,824,956	9	(2,085)	(4,612)
Net realized gain distributions	137,259	1,005,003	—	—	4,587
Change in unrealized appreciation (depreciation) during the period	698,562	1,363,882	291	2,567	24,897
Net increase (decrease) in net assets resulting from operations	798,031	6,572,721	305	811	24,773

Unit transactions:
Purchases	2,559	87,799	—	—	—
Net transfers	144,981	584,748	—	(8,826)	(30,964)
Net interfund transfers due to corporate actions	—	—	—	—	—
Surrenders for benefit payments and fees	(359,405)	(5,450,890)	(15)	(22)	(35,021)
Other transactions	(484)	(867)	—	—	—
Death benefits	(118,171)	(1,064,557)	—	—	(11,024)
Net annuity transactions	(1,224)	(54,728)	—	—	6,098
Net increase (decrease) in net assets resulting from unit transactions	(331,744)	(5,898,495)	(15)	(8,848)	(70,911)
Net increase (decrease) in net assets	466,287	674,226	290	(8,037)	(46,138)

Net assets:
Beginning of period	6,292,672	58,918,682	2,279	15,103	276,729
End of period	$6,758,959	$59,592,908	$2,569	$7,066	$230,591

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TEN
Hartford Life Insurance Company
Notes to Financial Statements
December 31, 2017

1. Organization:

Separate Account Ten (the “Account”) is a separate investment account established by Hartford Life Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub- Accounts”) within the Account.

On December 3, 2017, a Stock and Asset Purchase Agreement was entered into by and among Hartford Holdings, Inc. (“HHI”) and its parent company, The Hartford Financial Services Group, Inc. (“HFSG”), Hopmeadow Acquisition, Inc. (“Buyer”), Hopmeadow Holdings, LP (“Buyer Parent”) and Hopmeadow Holdings GP LLC (“Buyer Parent GP”), pursuant to which HHI agreed to sell all of the issued and outstanding equity of Hartford Life, Inc. (“HLI”), the parent of the Sponsor Company and its indirect wholly owned subsidiary, Hartford Life and Annuity Insurance Company, to Buyer (the “Talcott Resolution Sale Transaction”).  Buyer, Buyer Parent and Buyer Parent GP are funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. HHI will also be a member of the Investor Group.

The closing of the Talcott Resolution Sale Transaction is subject to regulatory approvals, and the satisfaction of other closing conditions. The administration, terms, features and benefits of the contracts will not change as a result of the sale. The Talcott Resolution Sale Transaction is expected to close in the first half of 2018.

The Account is comprised of the following Sub-Accounts:

Putnam VT Multi-Cap Value Fund, Putnam VT American Government Income Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund (Merged with Putnam VT Equity Income Fund), Putnam VT Growth Opportunities Fund, Putnam VT Global Health Care Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT International Growth Fund, Putnam VT Investors Fund, Putnam VT Government Money Market Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Research Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Global Utilities Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund (Merged with Putnam VT Growth and Income Fund), ClearBridge Variable Dividend Strategy Portfolio, Western Asset Variable Global High Yield Bond Portfolio, ClearBridge Variable Large Cap Value Portfolio.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2017 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2017, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2017 and 2016.

g) Accounting for Uncertain Tax Positions - The federal audit of the years 2012 and 2013 was completed as of March 31, 2017 with no additional adjustments. Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2017.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.50% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

MAV/EPB Death Benefit Charge maximum of 0.30%
The Hartford’s Principal First Charge maximum of 0.75%
The Hartford’s Principal First Preferred Charge maximum of 0.20%
Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2017 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
Putnam VT Multi-Cap Value Fund	$1,748,743	$2,506,658
Putnam VT American Government Income Fund	$1,720,395	$3,690,199
Putnam VT Diversified Income Fund	$3,172,538	$5,621,937
Putnam VT Global Asset Allocation Fund	$2,949,893	$6,212,351
Putnam VT Global Equity Fund	$1,207,806	$8,066,880
Putnam VT Growth and Income Fund+	$57,911,295	$434,096,834
Putnam VT Growth Opportunities Fund	$5,269,636	$32,028,233
Putnam VT Global Health Care Fund	$2,922,170	$3,514,828
Putnam VT High Yield Fund	$3,738,521	$10,097,982
Putnam VT Income Fund	$4,147,582	$10,092,437
Putnam VT International Value Fund	$866,212	$2,921,314
Putnam VT International Equity Fund	$1,377,698	$4,307,858
Putnam VT International Growth Fund	$1,821,111	$2,182,563
Putnam VT Investors Fund	$3,078,410	$5,852,668
Putnam VT Government Money Market Fund	$5,045,219	$8,710,588
Putnam VT Multi-Cap Growth Fund	$14,221,714	$20,629,917
Putnam VT Research Fund	$471,937	$1,829,606
Putnam VT Small Cap Value Fund	$2,170,374	$5,466,688
Putnam VT George Putnam Balanced Fund	$1,385,957	$3,799,926
Putnam VT Global Utilities Fund	$3,232,865	$5,239,191
Putnam VT Capital Opportunities Fund	$1,285,604	$1,298,640
Putnam VT Equity Income Fund+	$413,965,992	$40,969,557
ClearBridge Variable Dividend Strategy Portfolio	$42	$53
Western Asset Variable Global High Yield Bond Portfolio	$394	$125
ClearBridge Variable Large Cap Value Portfolio	$10,629	$9,017

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2017 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
Putnam VT Multi-Cap Value Fund	29,973	73,061	(43,088)
Putnam VT American Government Income Fund	75,662	197,281	(121,619)
Putnam VT Diversified Income Fund	54,416	221,917	(167,501)
Putnam VT Global Asset Allocation Fund	12,781	100,770	(87,989)
Putnam VT Global Equity Fund	14,949	209,042	(194,093)
Putnam VT Growth and Income Fund+	15,715	5,174,840	(5,159,125)
Putnam VT Growth Opportunities Fund	365,062	2,998,953	(2,633,891)
Putnam VT Global Health Care Fund	37,203	124,149	(86,946)
Putnam VT High Yield Fund	29,467	180,479	(151,012)
Putnam VT Income Fund	44,234	254,816	(210,582)
Putnam VT International Value Fund	34,340	135,075	(100,735)
Putnam VT International Equity Fund	34,655	184,566	(149,911)
Putnam VT International Growth Fund	85,278	104,694	(19,416)
Putnam VT Investors Fund	47,604	318,093	(270,489)
Putnam VT Government Money Market Fund	3,178,690	5,443,511	(2,264,821)
Putnam VT Multi-Cap Growth Fund	55,337	446,502	(391,165)
Putnam VT Research Fund	16,228	68,721	(52,493)
Putnam VT Small Cap Value Fund	22,658	126,699	(104,041)
Putnam VT George Putnam Balanced Fund	70,164	212,065	(141,901)
Putnam VT Global Utilities Fund	16,416	158,971	(142,555)
Putnam VT Capital Opportunities Fund	22,935	39,442	(16,507)
Putnam VT Equity Income Fund+	13,311,748	1,168,677	12,143,071
ClearBridge Variable Dividend Strategy Portfolio	—	1	(1)
Western Asset Variable Global High Yield Bond Portfolio	1	9	(8)
ClearBridge Variable Large Cap Value Portfolio	1	2,364	(2,363)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2016 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
Putnam VT Multi-Cap Value Fund	73,121	78,145	(5,024)
Putnam VT American Government Income Fund	166,791	214,922	(48,131)
Putnam VT Diversified Income Fund	22,540	255,387	(232,847)
Putnam VT Global Asset Allocation Fund	16,463	156,320	(139,857)
Putnam VT Global Equity Fund	13,313	297,282	(283,969)
Putnam VT Growth and Income Fund	48,512	741,538	(693,026)
Putnam VT Growth Opportunities Fund	27,901,357	575,217	27,326,140
Putnam VT Global Health Care Fund	57,195	291,515	(234,320)
Putnam VT High Yield Fund	128,871	177,428	(48,557)
Putnam VT Income Fund	56,737	320,003	(263,266)
Putnam VT International Value Fund	19,566	148,869	(129,303)
Putnam VT International Equity Fund	37,192	224,856	(187,664)
Putnam VT International Growth Fund	24,267	124,332	(100,065)
Putnam VT Investors Fund	78,665	367,794	(289,129)
Putnam VT Government Money Market Fund	7,079,287	9,573,123	(2,493,836)
Putnam VT Multi-Cap Growth Fund	39,279	520,666	(481,387)
Putnam VT Research Fund	28,292	65,271	(36,979)
Putnam VT Small Cap Value Fund	66,046	121,864	(55,818)
Putnam VT George Putnam Balanced Fund	72,956	279,102	(206,146)
Putnam VT Global Utilities Fund	66,578	207,541	(140,963)
Putnam VT Capital Opportunities Fund	19,280	33,172	(13,892)
Putnam VT Equity Income Fund	96,177	321,665	(225,488)
ClearBridge Variable Dividend Strategy Portfolio	—	1	(1)
Western Asset Variable Global High Yield Bond Portfolio	—	4,213	(4,213)
ClearBridge Variable Large Cap Value Portfolio	3,544	37,656	(34,112)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub-Account that had outstanding units during the period ended December 31, 2017. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Putnam VT Multi-Cap Value Fund
2017	458,049	$29.837830	to	$36.202219	$15,433,354	0.95%	to	2.75%	0.79%	to	1.02%	7.71%	to	9.90%
2016	501,137	$27.702236	to	$32.942545	$15,447,176	0.95%	to	2.75%	0.67%	to	0.96%	9.92%	to	12.16%
2015	506,161	$25.201261	to	$29.371748	$13,966,790	0.95%	to	2.75%	—%	to	1.15%	(6.92)%	to	(4.97)%
2014	551,883	$25.356138	to	$30.907867	$16,085,098	0.95%	to	2.40%	0.68%	to	0.90%	8.13%	to	10.03%
2013	618,398	$23.333035	to	$28.089581	$16,461,923	0.95%	to	2.45%	1.17%	to	1.38%	38.64%	to	41.08%
Putnam VT American Government Income Fund
2017	913,103	$12.409278	to	$19.780179	$16,523,152	0.95%	to	2.40%	2.33%	to	2.56%	(0.46)%	to	1.30%
2016	1,034,722	$12.466372	to	$19.526498	$18,572,761	0.95%	to	2.40%	1.85%	to	2.08%	(2.17)%	to	(0.59)%
2015	1,082,853	$12.743225	to	$19.642445	$19,654,572	0.95%	to	2.40%	2.10%	to	2.29%	(3.01)%	to	(1.27)%
2014	1,270,382	$13.375276	to	$19.895959	$23,467,336	0.95%	to	2.35%	4.15%	to	4.20%	2.06%	to	3.50%
2013	1,471,036	$13.104782	to	$19.222599	$26,344,092	0.95%	to	2.35%	1.59%	to	1.92%	(2.51)%	to	(1.13)%
Putnam VT Diversified Income Fund
2017	1,371,435	$16.878328	to	$33.404466	$34,736,453	0.40%	to	2.50%	5.74%	to	5.77%	4.48%	to	6.99%
2016	1,538,936	$16.154821	to	$31.221310	$36,763,178	0.40%	to	2.50%	7.50%	to	7.50%	2.82%	to	5.34%
2015	1,771,783	$15.712131	to	$29.638132	$40,588,155	0.40%	to	2.50%	9.51%	to	9.56%	(4.75)%	to	(2.71)%
2014	2,087,505	$16.496181	to	$30.462695	$49,592,628	0.40%	to	2.50%	8.00%	to	8.04%	(2.13)%	to	0.28%
2013	2,479,775	$16.855231	to	$30.378205	$59,156,304	0.40%	to	2.50%	3.24%	to	3.38%	5.15%	to	7.65%
Putnam VT Global Asset Allocation Fund
2017	796,764	$23.929053	to	$50.192959	$50,336,805	0.40%	to	2.40%	1.43%	to	1.67%	12.60%	to	15.20%
2016	884,753	$21.250834	to	$43.568841	$48,979,769	0.40%	to	2.40%	1.90%	to	2.19%	4.18%	to	6.55%
2015	1,024,610	$20.397890	to	$40.888662	$53,028,259	0.40%	to	2.40%	2.16%	to	2.43%	(2.20)%	to	(0.04)%
2014	1,135,412	$20.857346	to	$40.903367	$59,391,843	0.40%	to	2.40%	2.30%	to	2.58%	6.83%	to	9.28%
2013	1,288,154	$13.602190	to	$37.431203	$62,228,335	0.40%	to	2.45%	1.82%	to	2.06%	16.60%	to	19.30%
Putnam VT Global Equity Fund
2017	1,648,490	$10.594592	to	$40.489680	$66,824,654	0.40%	to	2.35%	1.38%	to	1.54%	25.40%	to	28.19%
2016	1,842,583	$8.448647	to	$31.585186	$58,802,953	0.40%	to	2.35%	1.09%	to	1.33%	(1.28)%	to	0.96%
2015	2,126,552	$8.557772	to	$31.284377	$67,935,077	0.40%	to	2.35%	0.98%	to	1.22%	(3.99)%	to	(1.88)%
2014	2,382,177	$19.920950	to	$31.884567	$78,282,555	0.40%	to	2.40%	0.37%	to	0.60%	(0.94)%	to	1.36%
2013	2,713,770	$20.109421	to	$31.456645	$88,701,208	0.40%	to	2.40%	—%	to	1.66%	28.85%	to	31.74%
Putnam VT Growth and Income Fund+
2017	—	$23.178281	to	$54.987762	$—	0.40%	to	2.75%	2.18%	to	2.42%	4.53%	to	5.66%
2016	5,159,125	$22.173316	to	$52.044164	$412,593,820	0.40%	to	2.75%	1.31%	to	1.94%	11.90%	to	14.84%
2015	5,852,151	$19.815925	to	$45.320797	$411,147,701	0.40%	to	2.75%	—%	to	2.07%	(10.04)%	to	(7.69)%
2014	6,671,912	$22.296906	to	$49.095146	$513,400,534	0.40%	to	2.55%	—%	to	1.53%	7.94%	to	10.59%
2013	7,682,135	$13.403387	to	$44.392184	$541,146,954	0.40%	to	2.50%	1.62%	to	1.82%	32.33%	to	35.47%
Putnam VT Growth Opportunities Fund
2017	25,570,847	$13.715195	to	$32.928241	$292,777,643	0.40%	to	2.75%	0.06%	to	0.14%	27.36%	to	30.77%
2016	28,204,738	$10.487713	to	$25.855392	$249,350,497	0.40%	to	2.75%	—%	to	—%	3.62%	to	6.30%
2015	878,598	$9.039262	to	$25.307895	$7,352,595	0.95%	to	2.55%	0.34%	to	0.58%	(1.52)%	to	0.33%
2014	958,640	$9.009810	to	$25.698282	$8,000,706	0.95%	to	2.55%	—%	to	0.44%	11.05%	to	13.08%
2013	1,054,443	$6.577630	to	$7.967830	$7,805,961	0.95%	to	2.45%	0.48%	to	0.70%	32.85%	to	35.26%
Putnam VT Global Health Care Fund
2017	802,062	$26.265649	to	$32.005667	$22,275,691	0.95%	to	2.55%	0.53%	to	0.75%	12.40%	to	14.50%
2016	889,008	$23.368649	to	$27.951628	$21,676,992	0.95%	to	2.55%	—%	to	—%	(13.59)%	to	(11.98)%
2015	1,123,328	$27.042627	to	$31.757030	$31,269,341	0.95%	to	2.55%	—%	to	—%	5.07%	to	7.04%
2014	1,138,920	$25.737071	to	$29.669090	$29,748,063	0.95%	to	2.55%	—%	to	0.43%	24.43%	to	26.75%
2013	1,214,174	$12.928451	to	$23.407272	$25,130,385	0.95%	to	2.45%	1.11%	to	1.25%	38.24%	to	40.64%
Putnam VT High Yield Fund
2017	686,334	$20.409985	to	$42.547316	$39,352,319	0.40%	to	2.45%	5.82%	to	5.91%	4.39%	to	6.79%
2016	837,346	$19.551541	to	$39.841827	$45,334,284	0.40%	to	2.45%	6.27%	to	6.33%	12.75%	to	15.20%
2015	885,903	$17.340310	to	$34.585664	$41,887,372	0.40%	to	2.45%	6.99%	to	7.07%	(7.64)%	to	(5.52)%
2014	1,060,663	$18.775392	to	$36.607375	$53,686,463	0.40%	to	2.45%	6.07%	to	6.12%	(0.90)%	to	1.51%
2013	1,302,673	$18.945831	to	$36.064247	$65,742,168	0.40%	to	2.45%	6.82%	to	6.91%	5.24%	to	7.67%
Putnam VT Income Fund
2017	1,560,777	$15.768838	to	$34.131665	$61,344,947	0.40%	to	2.50%	4.46%	to	4.48%	2.99%	to	5.48%
2016	1,771,359	$15.311345	to	$32.357954	$66,555,069	0.40%	to	2.50%	4.50%	to	4.55%	(0.52)%	to	1.86%
2015	2,034,625	$15.391316	to	$31.766988	$76,162,341	0.40%	to	2.50%	4.90%	to	4.92%	(3.89)%	to	(1.59)%
2014	2,407,646	$16.014594	to	$32.279644	$92,447,573	0.40%	to	2.50%	6.16%	to	6.18%	3.83%	to	6.25%
2013	2,843,738	$15.424142	to	$30.380164	$103,213,773	0.40%	to	2.50%	3.87%	to	3.97%	(0.64)%	to	1.72%
Putnam VT International Value Fund
2017	757,738	$13.310427	to	$29.786422	$17,793,636	0.40%	to	2.45%	1.46%	to	1.66%	21.68%	to	24.56%
2016	858,473	$10.938929	to	$23.913629	$16,313,180	0.40%	to	2.45%	2.46%	to	2.62%	(1.34)%	to	0.88%
2015	987,776	$11.087854	to	$23.705763	$18,778,013	0.40%	to	2.45%	1.33%	to	1.56%	(4.37)%	to	(2.10)%
2014	1,127,750	$11.594902	to	$24.213938	$22,140,714	0.40%	to	2.45%	1.30%	to	1.50%	(11.68)%	to	(9.65)%
2013	1,286,874	$13.128259	to	$26.801633	$28,348,504	0.40%	to	2.45%	2.49%	to	2.71%	19.26%	to	22.14%
Putnam VT International Equity Fund
2017	1,166,705	$11.926176	to	$27.706212	$29,536,422	0.95%	to	2.45%	2.19%	to	2.24%	23.52%	to	25.38%
2016	1,316,616	$9.655325	to	$22.097112	$26,469,432	0.95%	to	2.45%	3.30%	to	3.46%	(4.82)%	to	(3.38)%
2015	1,504,280	$10.143873	to	$22.869224	$31,302,321	0.95%	to	2.45%	1.15%	to	1.19%	(2.28)%	to	(0.81)%
2014	1,716,727	$10.380967	to	$23.055188	$35,857,308	0.95%	to	2.45%	0.92%	to	1.02%	(9.03)%	to	(7.65)%
2013	1,975,862	$16.558681	to	$24.967460	$44,310,348	0.95%	to	2.75%	1.41%	to	1.62%	24.60%	to	26.86%
Putnam VT International Growth Fund
2017	592,903	$19.479242	to	$28.156009	$13,238,725	0.40%	to	2.40%	1.04%	to	1.26%	31.84%	to	34.83%
2016	612,319	$9.115281	to	$20.882940	$10,238,374	0.40%	to	2.50%	—%	to	1.23%	(9.02)%	to	(6.84)%
2015	712,384	$10.019273	to	$22.415695	$12,693,672	0.40%	to	2.50%	—%	to	—%	(1.38)%	to	0.92%
2014	808,666	$10.159337	to	$22.210371	$14,477,273	0.40%	to	2.50%	0.06%	to	0.31%	(8.46)%	to	(6.28)%
2013	928,241	$11.098770	to	$23.697653	$17,943,713	0.40%	to	2.50%	1.03%	to	1.26%	19.35%	to	22.21%
Putnam VT Investors Fund
2017	1,924,736	$20.869478	to	$29.220921	$38,246,072	0.95%	to	2.55%	1.07%	to	1.09%	19.77%	to	21.70%
2016	2,195,225	$17.148887	to	$24.398378	$35,860,568	0.95%	to	2.55%	1.28%	to	1.32%	9.23%	to	10.99%
2015	2,484,354	$15.450625	to	$22.336834	$36,612,105	0.95%	to	2.55%	1.16%	to	1.19%	(4.64)%	to	(3.10)%
2014	2,894,173	$15.945272	to	$23.423847	$44,064,162	0.95%	to	2.55%	—%	to	1.15%	11.05%	to	12.84%
2013	3,525,507	$8.954339	to	$14.131373	$47,401,468	0.95%	to	2.45%	1.48%	to	1.66%	31.86%	to	33.85%
Putnam VT Government Money Market Fund
2017	14,284,257	$0.823329	to	$1.599200	$23,235,747	0.40%	to	2.45%	0.25%	to	0.45%	(2.18)%	to	0.07%
2016	16,549,078	$0.841690	to	$1.598128	$26,901,113	0.40%	to	2.45%	—%	to	—%	(2.41)%	to	(0.38)%
2015	19,042,914	$0.862460	to	$1.604287	$31,372,353	0.40%	to	2.45%	—%	to	—%	(2.41)%	to	(0.39)%
2014	20,969,059	$0.883771	to	$1.610527	$35,127,011	0.40%	to	2.45%	—%	to	—%	(2.41)%	to	(0.39)%
2013	23,088,334	$0.905585	to	$1.616785	$39,218,090	0.40%	to	2.45%	—%	to	—%	-2.41%	to	-0.39%
Putnam VT Multi-Cap Growth Fund
2017	3,649,447	$30.470683	to	$70.192625	$173,969,070	0.40%	to	2.75%	0.60%	to	0.82%	25.72%	to	29.04%
2016	4,040,612	$24.236823	to	$54.396959	$150,725,835	0.40%	to	2.75%	0.68%	to	0.94%	4.86%	to	7.63%
2015	4,521,999	$23.112665	to	$50.540546	$157,823,832	0.40%	to	2.75%	—%	to	0.72%	(3.00)%	to	(0.47)%
2014	5,050,434	$8.254564	to	$50.778674	$178,481,736	0.40%	to	2.45%	0.31%	to	0.50%	10.74%	to	13.35%
2013	5,790,434	$21.579536	to	$44.798951	$182,593,663	0.40%	to	2.75%	0.49%	to	0.72%	32.74%	to	36.20%
Putnam VT Research Fund
2017	445,268	$23.101113	to	$29.756099	$12,045,692	0.95%	to	2.55%	0.64%	to	0.90%	20.24%	to	22.48%
2016	497,761	$18.860877	to	$24.746854	$11,025,769	0.95%	to	2.55%	1.54%	to	1.85%	7.31%	to	9.28%
2015	534,740	$17.259617	to	$23.061597	$10,846,846	0.95%	to	2.55%	1.28%	to	1.57%	(4.02)%	to	(2.22)%
2014	622,507	$17.651802	to	$24.028617	$12,880,905	0.95%	to	2.55%	—%	to	1.02%	11.97%	to	14.08%
2013	741,001	$10.766441	to	$19.599689	$13,524,775	0.95%	to	2.45%	1.12%	to	1.32%	30.14%	to	32.10%
Putnam VT Small Cap Value Fund
2017	637,991	$29.472793	to	$50.837479	$27,781,822	0.95%	to	2.75%	0.52%	to	0.97%	4.95%	to	7.12%
2016	742,032	$28.083442	to	$47.456476	$30,309,513	0.95%	to	2.75%	1.16%	to	1.47%	24.04%	to	26.58%
2015	797,850	$22.641503	to	$37.490875	$25,873,944	0.95%	to	2.75%	0.51%	to	1.10%	(6.84)%	to	(4.88)%
2014	918,273	$24.303201	to	$39.412905	$31,487,817	0.95%	to	2.75%	—%	to	0.75%	0.63%	to	2.66%
2013	1,090,058	$25.953057	to	$38.390244	$36,675,950	0.95%	to	2.50%	0.83%	to	1.18%	36.16%	to	38.68%
Putnam VT George Putnam Balanced Fund
2017	1,441,396	$14.637008	to	$20.563990	$26,893,090	0.95%	to	2.50%	1.60%	to	1.75%	12.25%	to	14.20%
2016	1,583,297	$13.040200	to	$18.006388	$25,992,429	0.95%	to	2.50%	1.78%	to	1.98%	5.34%	to	7.37%
2015	1,789,443	$12.378809	to	$16.769999	$27,494,316	0.95%	to	2.50%	1.76%	to	1.96%	(3.57)%	to	(1.89)%
2014	2,007,842	$12.837342	to	$17.093406	$31,590,399	0.95%	to	2.50%	1.55%	to	1.77%	7.95%	to	9.88%
2013	2,310,627	$11.892467	to	$15.556560	$33,265,150	0.95%	to	2.50%	1.73%	to	1.91%	15.18%	to	17.34%
Putnam VT Global Utilities Fund
2017	963,621	$12.609962	to	$41.141555	$33,302,761	0.40%	to	2.75%	2.74%	to	2.96%	18.86%	to	21.94%
2016	1,106,176	$10.609365	to	$33.738554	$31,658,733	0.40%	to	2.75%	1.37%	to	1.64%	(0.79)%	to	1.78%
2015	1,247,139	$10.693915	to	$33.147671	$35,433,776	0.40%	to	2.75%	1.70%	to	2.42%	(12.36)%	to	(10.01)%
2014	1,413,271	$12.202093	to	$36.833703	$45,090,525	0.40%	to	2.75%	—%	to	2.94%	11.47%	to	14.43%
2013	1,645,037	$11.143303	to	$32.190150	$46,316,247	0.40%	to	2.40%	2.41%	to	2.66%	11.12%	to	13.57%
Putnam VT Capital Opportunities Fund
2017	207,608	$27.891776	to	$34.659797	$6,680,516	0.95%	to	2.75%	0.48%	to	0.68%	5.00%	to	7.24%
2016	224,115	$26.562699	to	$32.319229	$6,758,959	0.95%	to	2.75%	0.75%	to	1.02%	12.39%	to	14.68%
2015	238,007	$23.635015	to	$28.182598	$6,292,672	0.95%	to	2.75%	0.15%	to	0.59%	(10.12)%	to	(8.25)%
2014	295,231	$26.295426	to	$30.716496	$8,548,116	0.95%	to	2.75%	—%	to	0.40%	4.14%	to	6.30%
2013	349,551	$23.837651	to	$28.897173	$9,572,188	0.95%	to	2.50%	0.55%	to	0.75%	30.79%	to	33.12%
Putnam VT Equity Income Fund+
2017	14,164,995	$27.735902	to	$35.120355	$492,595,948	0.40%	to	2.75%	—%	to	1.05%	15.55%	to	18.58%
2016	2,021,924	$24.002799	to	$31.566802	$59,592,908	0.95%	to	2.75%	1.85%	to	2.07%	10.56%	to	12.88%
2015	2,247,412	$21.710081	to	$27.964506	$58,918,682	0.95%	to	2.75%	1.13%	to	1.82%	(5.67)%	to	(3.71)%
2014	2,554,397	$23.015823	to	$29.041762	$69,902,325	0.95%	to	2.75%	—%	to	1.90%	9.60%	to	11.90%
2013	2,949,994	$21.437792	to	$25.953990	$72,516,250	0.95%	to	2.50%	1.91%	to	2.33%	29.15%	to	31.47%
ClearBridge Variable Dividend Strategy Portfolio
2017	166	$18.057513	to	$18.057513	$3,004	1.40%	to	1.40%	1.53%	to	1.53%	17.52%	to	17.52%
2016	167	$15.365722	to	$15.365722	$2,569	1.40%	to	1.40%	1.60%	to	1.60%	13.39%	to	13.39%
2015	168	$13.551233	to	$13.551233	$2,279	1.40%	to	1.40%	1.83%	to	1.83%	(5.63)%	to	(5.63)%
2014	169	$14.360146	to	$14.360146	$2,428	1.40%	to	1.40%	0.66%	to	0.66%	12.03%	to	12.03%
2013	1,795	$12.817744	to	$12.817744	$23,005	1.40%	to	1.40%	1.64%	to	1.64%	24.19%	to	24.19%
Western Asset Variable Global High Yield Bond Portfolio
2017	2,924	$2.581684	to	$2.581684	$7,548	1.40%	to	1.40%	5.33%	to	5.33%	7.14%	to	7.14%
2016	2,932	$2.409606	to	$2.409606	$7,066	1.40%	to	1.40%	6.18%	to	6.18%	14.00%	to	14.00%
2015	7,145	$2.113727	to	$2.113727	$15,103	1.40%	to	1.40%	6.27%	to	6.27%	(7.15)%	to	(7.15)%
2014	8,983	$2.276448	to	$2.276448	$20,448	1.40%	to	1.40%	6.03%	to	6.03%	(2.53)%	to	(2.53)%
2013	17,759	$2.335447	to	$2.335447	$41,476	1.40%	to	1.40%	5.93%	to	5.93%	4.79%	to	4.79%
ClearBridge Variable Large Cap Value Portfolio
2017	98,787	$2.581528	to	$2.581528	$255,022	1.40%	to	1.40%	1.40%	to	1.40%	13.24%	to	13.24%
2016	101,150	$2.279705	to	$2.279705	$230,591	1.40%	to	1.40%	1.36%	to	1.36%	11.43%	to	11.43%
2015	135,262	$2.045867	to	$2.045867	$276,729	1.40%	to	1.40%	1.41%	to	1.41%	(4.22)%	to	(4.22)%
2014	145,499	$2.135987	to	$2.135987	$310,785	1.40%	to	1.40%	6.43%	to	6.43%	10.16%	to	10.16%
2013	33,473	$1.939051	to	$1.939051	$64,905	1.40%	to	1.40%	1.57%	to	1.57%	30.53%	to	30.53%
*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2017 through the date of issuance noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of
Hartford Life Insurance Company
Hartford, Connecticut
Opinion on the Financial Statements
We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2017 and 2016, the related consolidated statements of operations, comprehensive income, shareholders' equity, and cash flows, for each of the three years in the period ended December 31, 2017, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with the accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Hartford, Connecticut
March 1, 2018

We have served as the Company’s auditor since 2002.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Operations

	For the years ended December 31,
(In millions)	2017	2016	2015
Revenues
Fee income and other	$906	$969	$1,097
Earned premiums	105	203	92
Net investment income	1,281	1,373	1,456
Net realized capital gains (losses):
Total other-than-temporary impairment (“OTTI”) losses	(16)	(29)	(63)
OTTI losses recognized in other comprehensive income	2	1	2
Net OTTI losses recognized in earnings	(14)	(28)	(61)
Other net realized capital losses	(46)	(135)	(85)
Total net realized capital losses	(60)	(163)	(146)
Total revenues	2,232	2,382	2,499
Benefits, losses and expenses
Benefits, loss and loss adjustment expenses	1,406	1,437	1,402
Amortization of deferred policy acquisition costs ("DAC")	48	114	69
Insurance operating costs and other expenses	400	472	524
Reinsurance gain on disposition	—	—	(28)
Dividends to policyholders	2	3	2
Total benefits, losses and expenses	1,856	2,026	1,969
Income before income taxes	376	356	530
Income tax expense	422	74	30
Net (loss) income	$(46)	$282	$500
See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Comprehensive Income (Loss)

	Year Ended December 31,
(In millions)	2017	2016	2015
Net (loss) income	$(46)	$282	$500
Other comprehensive income (loss):
Change in net unrealized gain on securities	329	154	(615)
Change in net gain on cash-flow hedging instruments	(28)	(25)	(13)
OCI, net of tax	301	129	(628)
Comprehensive income (loss)	$255	$411	$(128)
 See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Balance Sheets

	As of December 31,
(In millions, except for share data)	2017	2016
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $20,914 and $22,507)	$22,799	$23,819
Fixed maturities, at fair value using the fair value option	32	82
Equity securities, available-for-sale, at fair value (cost of $140 and $142)	154	152
Mortgage loans (net of allowance for loan losses of $0 and $19)	2,872	2,811
Policy loans, at outstanding balance	1,432	1,442
Limited partnerships and other alternative investments	1,001	930
Other investments	213	293
Short-term investments	1,094	1,349
Total investments	29,597	30,878
Cash	537	554
Premiums receivable and agents’ balances, net	15	18
Reinsurance recoverables	20,785	20,725
Deferred policy acquisition costs	405	463
Deferred income taxes, net	556	1,437
Other assets	1,003	606
Separate account assets	115,834	115,665
Total assets	$168,732	$170,346
Liabilities
Reserve for future policy benefits	$14,482	$14,000
Other policyholder funds and benefits payable	29,228	30,588
Other liabilities	2,508	2,272
Separate account liabilities	115,834	115,665
Total liabilities	162,052	162,525
Commitments and Contingencies (Note 10)
Stockholder’s Equity
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	6	6
Additional paid-in capital	3,539	4,935
Accumulated other comprehensive income, net of tax	1,023	722
Retained earnings	2,112	2,158
Total stockholder’s equity	6,680	7,821
Total liabilities and stockholder’s equity	$168,732	$170,346
See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Changes in Stockholder's Equity

	Year Ended December 31,
(In millions, except for share data)	2017	2016	2015
Common Stock	$6	$6	$6
Additional Paid-in Capital
Additional Paid-in Capital, beginning of period	4,935	5,687	6,688
Return of capital to parent	(1,396)	(752)	(1,001)
Additional Paid-in Capital, end of period	3,539	4,935	5,687
Retained Earnings
Retained Earnings, beginning of period	2,158	1,876	1,376
Net (loss) income	(46)	282	500
Retained Earnings, end of period	2,112	2,158	1,876
Accumulated Other Comprehensive Income, net of tax
Accumulated Other Comprehensive Income, net of tax, beginning of period	722	593	1,221
Total other comprehensive income	301	129	(628)
Accumulated Other Comprehensive Income, net of tax, end of period	1,023	722	593
Total Stockholder’s Equity	$6,680	$7,821	$8,162
See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
Consolidated Statements of Cash Flows

	For the years ended December 31,
(In millions)	2017	2016	2015
Operating Activities
Net (loss) income	$(46)	$282	$500
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Net realized capital losses	60	163	146
Amortization of deferred policy acquisition costs	48	114	69
Additions to deferred policy acquisition costs	(2)	(7)	(7)
Reinsurance gain on disposition	—	—	(28)
Depreciation and amortization (accretion), net	31	9	(14)
Other operating activities, net	143	33	38
Change in assets and liabilities:
Decrease (increase) in reinsurance recoverables	4	117	(14)
(Decrease) increase in accrued and deferred income taxes	(5)	278	(62)
Impact of tax reform on accrued and deferred income taxes	396	—	—
Increase in unpaid losses and loss adjustment expenses, reserve for future policy benefits, and unearned premiums	387	111	276
Net changes in other assets and other liabilities	(219)	(316)	(222)
Net cash provided by operating activities	797	784	682
Investing Activities
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	10,315	10,152	11,465
Fixed maturities, fair value option	50	68	107
Equity securities, available-for-sale	203	321	586
Mortgage loans	396	371	467
Partnerships	113	395	252
Payments for the purchase of:
Fixed maturities and short-term investments, available-for-sale	(8,713)	(8,889)	(11,755)
Fixed maturities, fair value option	—	(29)	(67)
Equity securities, available-for-sale	(199)	(58)	(535)
Mortgage loans	(469)	(263)	(282)
Partnerships	(235)	(151)	(199)
Net payments for derivatives	(283)	(261)	(167)
Net increase (decrease) in policy loans	12	2	(31)
Net additions to property and equipment	(18)	—	—
Net proceeds from (payments for) short-term investments	251	(769)	1,604
Other investing activities, net	43	(25)	1
Net cash provided by investing activities	1,466	864	1,446
Financing Activities
Deposits and other additions to investment and universal life-type contracts	4,549	4,162	4,674
Withdrawals and other deductions from investment and universal life-type contracts	(13,749)	(14,871)	(16,972)
Net transfers from separate accounts related to investment and universal life-type contracts	7,969	9,811	10,987
Net increase in securities loaned or sold under agreements to repurchase	360	268	264
Return of capital to parent	(1,396)	(752)	(1,001)
Net repayments at maturity or settlement of consumer notes	(13)	(17)	(33)
Net cash used for financing activities	(2,280)	(1,399)	(2,081)
Net (decrease) increase in cash	(17)	249	47
Cash — beginning of year	554	305	258
Cash — end of year	$537	$554	$305
Supplemental Disclosure of Cash Flow Information
Income tax received (paid)	57	210	(80)
See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollar amounts in millions, unless otherwise stated)

1. Basis of Presentation and Significant Accounting Policies
Basis of Presentation
Hartford Life Insurance Company (together with its subsidiaries, “HLIC”, “Company”, “we” or “our”) is a provider of insurance and investment products in the United States (“U.S.”) and is a wholly-owned subsidiary of Hartford Life, Inc., a Delaware corporation ("HLI"). The Hartford Financial Services Group, Inc. (“The Hartford”) is the ultimate parent of the Company.
During the year ended December 31, 2017, the Company paid dividends of $1.4 billion to its parent.
The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.
Consolidation
The Consolidated Financial Statements include the accounts of HLIC and entities the Company directly or indirectly has a controlling financial interest in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method. All intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.
Use of Estimates
The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.
Reclassifications
Certain reclassifications have been made to prior year financial information to conform to the current year presentation.
Sale of Life and Annuity Run-off Business
On December 3, 2017, the Company’s indirect parent, Hartford Holdings, Inc. ("HHI") entered into a definitive agreement to sell Hartford Life, Inc. ("HLI"), the Company's direct parent, to a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. Under the terms of the purchase and sale agreement, the investor group will form a limited partnership that will acquire HLI, a holding company, and HLI’s life and annuity operating subsidiaries, including the Company.
Future Adoption of New Accounting Standards
Reclassification of Effect of Tax Rate Change from AOCI to Retained Earnings
In February, the FASB issued new accounting guidance for the effect on deferred tax assets and liabilities related to items recorded in accumulated other comprehensive income ("AOCI") resulting from legislated tax reform enacted on December 22, 2017. The tax reform reduced the federal tax rate applied to the Company’s deferred tax balances from 35% to 21% on enactment.  Under U.S. GAAP the Company recorded the total effect of the change in enacted tax rates on deferred tax balances in the income tax expense component of net income.  The new accounting guidance permits the Company to reclassify $193 out of AOCI and into retained earnings for the “stranded” amount in AOCI that resulted from recording the tax effects of unrealized investment gains at a 35% tax rate because the 14 point reduction in tax rate was recognized in net income instead of other comprehensive income. The Company will adopt the new guidance as of January 1, 2018 and make this $193 reclassification.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Hedging Activities
The FASB issued updated guidance on hedge accounting. The updates allow hedge accounting for new types of interest rate hedges of financial instruments and simplify documentation requirements to qualify for hedge accounting. In addition, any gain or loss from hedge ineffectiveness will be reported in the same income statement line with the effective hedge results and the hedged transaction. For cash flow hedges, the ineffectiveness will be recognized in earnings only when the hedged transaction affects earnings; otherwise, the ineffectiveness gains or losses will remain in AOCI. Under current accounting, total hedge ineffectiveness is reported separately in realized gains and losses apart from the hedged transaction. The updated guidance is effective January 1, 2019 through a cumulative effect adjustment that will reclassify cumulative ineffectiveness on open cash flow hedges from retained earnings to AOCI. Early adoption is permitted as of the beginning of a year. The Company has not yet determined the timing for adoption or estimated the effect on the Company’s financial statements.
Financial Instruments - Credit Losses
The FASB issued updated guidance for recognition and measurement of credit losses on financial instruments. The new guidance will replace the “incurred loss” approach with an “expected loss” model for recognizing credit losses for instruments carried at other than fair value, which will initially result in the recognition of greater allowances for losses. The allowance will be an estimate of credit losses expected over the life of debt instruments, such as mortgage loans, reinsurance recoverables and receivables. Credit losses on fixed maturities available-for-sale (“AFS”) carried at fair value will continue to be measured like other-than-temporary impairments (“OTTI”); however, the losses will be recognized through an allowance and no longer as an adjustment to the cost basis. Recoveries of OTTI will be recognized as reversals of valuation allowances and no longer accreted as investment income through an adjustment to the investment yield. The allowance on fixed maturities AFS cannot cause the net carrying value to be below fair value and, therefore, it is possible that future increases in fair value due to decreases in market interest rates could cause the reversal of a valuation allowance and increase net income. The new guidance also requires purchased financial assets with a more-than-insignificant amount of credit deterioration since original issuance to be recorded based on contractual amounts due and an initial allowance recorded at the date of purchase. The guidance is effective January 1, 2020 through a cumulative-effect adjustment to retained earnings for the change in the allowance for credit losses for debt instruments carried at other than fair value. No allowance will be recognized at adoption for fixed maturities AFS; rather, their cost basis will be evaluated for an allowance for credit losses prospectively. The Company expects to adopt the updated guidance January 1, 2020, as required, although earlier adoption is permitted as of January 1, 2019. The Company has not yet determined the effect on the Company’s consolidated financial statements and the ultimate impact of the adoption will depend on the composition of the debt instruments and market conditions at the adoption date. Significant implementation matters yet to be addressed include estimating lifetime expected losses on debt instruments carried at other than fair value, determining the impact of valuation allowances on net investment income from fixed maturities AFS, updating our investment accounting system functionality to maintain adjustable valuation allowance on fixed maturities, AFS, subject to a fair value floor, and developing a detailed implementation plan.
Financial Instruments - Recognition and Measurement
The FASB issued updated guidance for the recognition and measurement of financial instruments. The new guidance will require investments in equity securities to be measured at fair value with any changes in valuation reported in net income except for investments that are consolidated or are accounted for under the equity method of accounting. The new guidance will also require a deferred tax asset resulting from net unrealized losses on available-for-sale fixed maturities that are recognized in AOCI to be evaluated for recoverability in combination with the Company’s other deferred tax assets. Under existing guidance, the Company measures investments in equity securities, AFS, at fair value with changes in fair value reported in other comprehensive income. As required, the Company will adopt the guidance effective January 1, 2018 through a cumulative effect adjustment to retained earnings. Early adoption is not allowed. The impact to the Company will be increased volatility in net income beginning in 2018. Any difference in the evaluation of deferred tax assets may also affect stockholder's equity. Cash flows will not be affected. The impact will depend on the composition of the Company’s investment portfolio in the future and changes in fair value of the Company’s investments. As of January 1, 2018, the Company will reclassify from AOCI to retained earnings net unrealized gains of $11 related to equity securities, AFS having a fair value of $154. Had the new accounting guidance been in place since the beginning of 2017, the Company would have recognized mark-to-market gains of $3 after-tax in net income for the year ended December 31, 2017.
Revenue Recognition
The FASB issued updated guidance for recognizing revenue. The guidance excludes insurance contracts and financial instruments. Revenue is to be recognized when, or as, goods or services are transferred to customers in an amount that reflects the consideration that an entity is expected to receive in exchange for those goods or services, and this accounting guidance is similar to current accounting for many transactions. The Company will adopt the guidance on January 1, 2018, as required, and the adoption will have no effect on the Company’s financial position, results of operations or cash flows.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Significant Accounting Policies
The Company’s significant accounting policies are as follows:
Segment Information
The Company has no reportable segments and is comprised of the run-off operations of annuity, institutional and private-placement life insurance businesses. The Company's determination that it has no reportable segments is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.
Revenue Recognition
For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for variable annuity and other universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders’ account balances and are recognized in the period in which services are provided. For the Company’s traditional life products, premiums are recognized as revenue when due from policyholders.
Income Taxes
The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. A deferred tax provision is recorded for the tax effects of differences between the Company's current taxable income and its income before tax under generally accepted accounting principles in the Consolidated Statements of Operations. For deferred tax assets, the Company records a valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized.
The Company is included in The Hartford’s consolidated U.S. Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the “parent down” approach. Under this approach, the Company’s deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.
Investments
Overview
The Company’s investments in fixed maturities include bonds, structured securities, redeemable preferred stock and commercial paper. Most of these investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as available-for-sale ("AFS") and are carried at fair value. The after-tax difference between fair value and cost or amortized cost is reflected in stockholders’ equity as a component of AOCI, after adjustments for the effect of deducting certain life and annuity deferred policy acquisition costs and reserve adjustments. Effective January 1, 2018, equity securities will be measured at fair value with any changes in valuation reported in net income. For further information, see Financial Instruments - Recognition and Measurement discussion above. Fixed maturities for which the Company elected the fair value option are classified as FVO, generally certain securities that contain embedded credit derivatives, and are carried at fair value with changes in value recorded in realized capital gains and losses. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value and are primarily accounted for under the equity method with the Company’s share of earnings included in net investment income. Recognition of income related to limited partnerships and other alternative investments is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds on a one-month delay. Accordingly, income for the years ended December 31, 2017, 2016, and 2015 may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments’ general partners. Other investments primarily consist of derivative instruments which are carried at fair value.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Net Realized Capital Gains and Losses
Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in fixed maturities and equity securities FVO, and derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, as well as ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of certain fair-value hedging instruments and their associated hedged item. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company’s impairment and mortgage loan valuation allowance policies as discussed in Note 3 - Investments of Notes to Consolidated Financial Statements. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.
Net Investment Income
Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future prepayments using the retrospective method; however, if these investments are impaired and for certain other asset-backed securities, any yield adjustments are made using the prospective method. Prepayment fees and make-whole payments on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, dividends are recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company’s share of earnings; however, for a portion of those investments, the Company used investment fund accounting applied to a wholly-owned fund of funds which was liquidated during 2016. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield, if necessary. The Company’s non-income producing investments were not material for the years ended December 31, 2017, 2016 and 2015.
Derivative Instruments
Overview
The Company utilizes a variety of over-the-counter ("OTC"), transactions cleared through central clearing houses ("OTC-cleared") and exchange traded derivative instruments as part of its overall risk management strategy as well as to enter into replication transactions. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives:

•	to hedge risk arising from interest rate, equity market, commodity market, credit spread and issuer default, price or currency exchange rate risk or volatility;

•	to manage liquidity;

•	to control transaction costs;

•	to enter into synthetic replication transactions.
Interest rate and credit default swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, little to no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.
Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment determined at inception is made by the purchaser of the contract and no principal payments are exchanged.
Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.
Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.
Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. The contracts may reference commodities, which grant the purchaser the right to either purchase from or sell to the issuer commodities at a specified price, within a specified period or on a stated date. Option contracts are typically settled in cash.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.
The Company’s derivative transactions conducted in insurance company subsidiaries are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.
Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities
Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in Other Investments and Other Liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.
The Company clears certain interest rate swap and credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid securities, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in Note 4 - Derivative Instruments of Notes to Consolidated Financial Statements. In addition, OTC-cleared transactions include price alignment amounts either received or paid on the variation margin, which are reflected in realized capital gains and losses or, if characterized as interest, in net investment income.
On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability (“fair value” hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability (“cash flow” hedge), (3) a hedge of a net investment in a foreign operation (“net investment” hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.
Fair Value Hedges - Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as net realized capital gains and losses with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.
Cash Flow Hedges - Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Cash flows from cash flow hedges are presented in the same category as the cash flows from the items being hedged in the Consolidated Statement of Cash Flows.
Other Investment and/or Risk Management Activities - The Company’s other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Hedge Documentation and Effectiveness Testing
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge’s inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values, cash flows or net investment in foreign operations of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the “Change in Variable Cash Flows Method”, the “Change in Fair Value Method”, the “Hypothetical Derivative Method”, or the “Dollar Offset Method”.
Discontinuance of Hedge Accounting
The Company discontinues hedge accounting prospectively when (1) it is determined that the qualifying criteria are no longer met; (2) the derivative is no longer designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.
When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. Changes in the fair value of the hedged item attributable to the hedged risk is no longer adjusted through current period earnings and the existing basis adjustment is amortized to earnings over the remaining life of the hedged item through the applicable earnings component associated with the hedged item.
When cash flow hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.
In other situations in which hedge accounting is discontinued, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the hedged item.
Embedded Derivatives
The Company purchases investments and has previously issued financial products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.
Credit Risk
Credit risk is defined as the risk of financial loss due to uncertainty of an obligor’s or counterparty’s ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association ("ISDA") agreements which are structured by legal entity and by counterparty, and permit right of offset. Some agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company’s domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.
Cash
Cash represents cash on hand and demand deposits with banks or other financial institutions.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Reinsurance
The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers.
Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e., risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.
Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of any necessary allowance for uncollectible reinsurance.
The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.
The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company.
Deferred Policy Acquisition Costs
Deferred policy acquisition costs ("DAC") represent costs that are directly related to the acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts.
For universal life-type contracts (including variable annuities), the DAC asset is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits ("EGPs"). The Company also uses the present value EGPs to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, life-contingent guaranteed minimum withdrawal and universal life insurance secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.
For most life insurance product contracts, including variable annuities, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that time frame are immaterial. Contracts sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder’s account balance; full and partial surrender rates; interest credited; mortality; and the extent and duration of hedging activities and hedging costs.
The Company determines EGPs from a single deterministic reversion to mean ("RTM") separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company’s DAC model is adjusted to reflect actual fund performance at the end of each quarter. Through a consideration of recent market returns, the Company will unlock ("Unlock"), or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps. This Unlock for future separate account returns is determined each quarter.
In the fourth quarter of 2017, the Company completed a comprehensive policyholder behavior assumption study which resulted in a non-market related after-tax charge and incorporated the results of that study into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and will revise its policyholder assumptions if credible emerging data indicates that changes are warranted. The Company will continue to evaluate its assumptions related to policyholder behavior as initiatives to reduce the size of the variable annuity business are implemented by management. Upon completion of an annual assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC models, as well as, EGPs used in the death and other insurance benefit reserving models.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.
Policyholders may exchange contracts or make modifications to existing contracts.  If the new contract or the modification results in a substantially changed replacement contract, the existing DAC is written off through income.  If the new or modified contract is not substantially changed, the existing DAC continues to be amortized and incremental costs are expensed in the period incurred.
Reserve for Future Policy Benefits
Reserve for Future Policy Benefits on Universal Life-type Contracts
Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefit ("GMDB") and the life-contingent portion of guaranteed minimum withdrawal benefit ("GMWB") riders offered with variable annuity contracts, as well as secondary guarantee benefits offered with universal life insurance contracts. Universal life insurance secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. GMDB riders on variable annuities provide a death benefit during the accumulation phase that is generally equal to the greater of (a) the contract value at death or (b) premium payments less any prior withdrawals and may include adjustments that increase the benefit, such as for maximum anniversary value ("MAV"). For the Company's products with GMWB riders, the withdrawal benefit can exceed the guaranteed remaining balance ("GRB"), which is generally equal to premiums less withdrawals. In addition to recording an account value liability that represents policyholder funds, the Company records a death and other insurance benefit liability for GMDBs, the life-contingent portion of GMWBs and the universal life insurance secondary guarantees. This death and other insurance benefit liability is reported in reserve for future policy benefits in the Company’s Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company’s Consolidated Statements of Operations.
The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder’s expected account value in proportion to the present value of total expected assessments and investment margin. Total expected assessments are the aggregate of all contract charges, including those for administration, mortality, expense, and surrender. The liability is accrued as actual assessments are earned. The expected present value of benefits and assessments are generally derived from a set of stochastic scenarios that have been calibrated to our RTM separate account returns and assumptions including market rates of return, volatility, discount rates, lapse rates and mortality experience. Consistent with the Company’s policy on the Unlock, the Company regularly evaluates estimates used and adjusts the liability, with a related charge or credit to benefits, losses and loss adjustment expenses. For further information on the Unlock, see the Deferred Policy Acquisition Costs accounting policy section within this footnote.
The Company reinsures a portion of its in-force GMDB and all of its universal life insurance secondary guarantees. Net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

Reserve for Future Policy Benefits on Traditional Annuity and Other Contracts
Traditional annuities recorded within the reserve for future policy benefits primarily include life-contingent contracts in the payout phase such as structured settlements and terminal funding agreements. Other contracts within the reserve for policyholder benefits include whole life and guaranteed term life insurance contracts. The reserve for future policy benefits is calculated using standard actuarial methods considering the present value of future benefits and related expenses to be paid less the present value of the portion of future premiums required using assumptions “locked in” at the time the policies were issued, including discount rate, withdrawal, mortality and expense assumptions deemed appropriate at the issue date. Future policy benefits are computed at amounts that, with additions from any estimated premiums to be received and with interest on such reserves compounded annually at assumed rates, are expected to be sufficient to meet the Company’s policy obligations at their maturities or in the event of an insured’s death. While assumptions are locked in upon issuance of new contracts and annuitizations of existing contracts, significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. Premium deficiency reserves, if any, are established based on current assumptions without considering a provision for adverse deviation. Changes in or deviations from the assumptions used can significantly affect the Company’s reserve levels and results from operations.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
1. Basis of Presentation and Significant Accounting Policies (continued)

Other Policyholder Funds and Benefits Payable
Other policyholder funds and benefits payable primarily include the non-variable account values associated with variable annuity and other universal life-type contracts, investment contracts, the non-life contingent portion of GMWBs that are accounted for as embedded derivatives at fair value as well as other policyholder account balances associated with our life insurance businesses. Investment contracts are non-life contingent and include institutional and governmental deposits, structured settlements and fixed annuities. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals, payments and assessments through the financial statement date. For discussion of fair value of GMWBs that represent embedded derivatives, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.
Separate Account Liabilities
The Company records the variable account value portion of variable annuities, variable life insurance products and institutional and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by change in the related liability. Changes in the value of separate account assets and separate account liabilities are reported in the same line item in the Consolidated Statements of Operations. The Company earns fee income for investment management, certain administrative services and mortality and expense risks.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements

The Company carries certain financial assets and liabilities at estimated fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants. Our fair value framework includes a hierarchy that gives the highest priority to the use of quoted prices in active markets, followed by the use of market observable inputs, followed by the use of unobservable inputs. The fair value hierarchy levels are as follows:

Level 1	Fair values based primarily on unadjusted quoted prices for identical assets, or liabilities, in active markets that the Company has the ability to access at the measurement date.

Level 2	Fair values primarily based on observable inputs, other than quoted prices included in Level 1, or based on prices for similar assets and liabilities.

Level 3
Fair values derived when one or more of the significant inputs are unobservable (including assumptions about risk). With little or no observable market, the determination of fair values uses considerable judgment and represents the Company’s best estimate of an amount that could be realized in a market exchange for the asset or liability. Also included are securities that are traded within illiquid markets and/or priced by independent brokers.

The Company will classify the financial asset or liability by level based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable inputs (e.g., changes in interest rates) and unobservable inputs (e.g., changes in risk assumptions) are used to determine fair values that the Company has classified within Level 3.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2017
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
Asset backed securities ("ABS")	$819	$—	$806	$13
Collateralized debt obligations ("CDOs")	888	—	815	73
Commercial mortgage-backed securities ("CMBS")	2,084	—	2,058	26
Corporate	14,038	—	13,595	443
Foreign government/government agencies	407	—	406	1
Municipal	1,266	—	1,228	38
Residential mortgage-backed securities ("RMBS")	1,427	—	735	692
U.S. Treasuries	1,870	284	1,586	—
Total fixed maturities	22,799	284	21,229	1,286
Fixed maturities, FVO	32	—	32	—
Equity securities, trading [1]	12	12	—	—
Equity securities, AFS	154	61	47	46
Derivative assets
Credit derivatives	1	—	1	—
Foreign exchange derivatives	(1)	—	(1)	—
Interest rate derivatives	47	—	47	—
GMWB hedging instruments	69	—	35	34
Macro hedge program	19	—	—	19
Total derivative assets [2]	135	—	82	53
Short-term investments	1,094	807	287	—
Reinsurance recoverable for GMWB	36	—	—	36
Modified coinsurance reinsurance contracts	55	—	55	—
Separate account assets [3]	113,302	73,538	38,677	185
Total assets accounted for at fair value on a recurring basis	$137,619	$74,702	$60,409	$1,606
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$(75)	$—	$—	$(75)
Total other policyholder funds and benefits payable	(75)	—	—	(75)
Derivative liabilities
Foreign exchange derivatives	(187)	—	(187)	—
Interest rate derivatives	(403)	—	(374)	(29)
GMWB hedging instruments	(2)	—	(2)	—
Macro hedge program	4	—	—	4
Total derivative liabilities [4]	(588)	—	(563)	(25)
Total liabilities accounted for at fair value on a recurring basis	$(663)	$—	$(563)	$(100)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2016
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
ABS	$993	$—	$956	$37
CDOs	940	—	680	260
CMBS	2,146	—	2,125	21
Corporate	14,693	—	14,127	566
Foreign government/government agencies	345	—	328	17
Municipal	1,189	—	1,117	72
RMBS	1,760	—	1,049	711
U.S. Treasuries	1,753	230	1,523	—
Total fixed maturities	23,819	230	21,905	1,684
Fixed maturities, FVO	82	—	82	—
Equity securities, trading [1]	11	11	—	—
Equity securities, AFS	152	20	88	44
Derivative assets
Credit derivatives	(1)	—	(1)	—
Foreign exchange derivatives	4	—	4	—
Interest rate derivatives	30	—	30	—
GMWB hedging instruments	74	—	14	60
Macro hedge program	128	—	8	120
Total derivative assets [2]	235	—	55	180
Short-term investments	1,349	637	712	—
Reinsurance recoverable for GMWB	73	—	—	73
Modified coinsurance reinsurance contracts	68	—	68	—
Separate account assets [3]	111,634	71,606	38,856	201
Total assets accounted for at fair value on a recurring basis	$137,423	$72,504	$61,766	$2,182
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$(241)	$—	$—	$(241)
Equity linked notes	(33)	—	—	(33)
Total other policyholder funds and benefits payable	(274)	—	—	(274)
Derivative liabilities
Credit derivatives	1	—	1	—
Equity derivatives	33	—	33	—
Foreign exchange derivatives	(247)	—	(247)	—
Interest rate derivatives	(434)	—	(404)	(30)
GMWB hedging instruments	20	—	(1)	21
Macro hedge program	50	—	3	47
Total derivative liabilities [4]	(577)	—	(615)	38
Total liabilities accounted for at fair value on a recurring basis	$(851)	$—	$(615)	$(236)

[1]	Included in other investments on the Consolidated Balance Sheets.

[2]
Includes OTC and OTC-cleared derivative instruments in a net positive fair value position after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements, clearing house rules, and applicable law. See footnote 4 to this table for derivative liabilities.

[3]
Approximately $2.5 billion and $4.0 billion of investment sales receivable, as of December 31, 2017 and December 31, 2016, respectively, are excluded from this disclosure requirement because they are trade receivables in the ordinary course of business where the carrying amount approximates fair value. Included in the total fair value amount are $0.9 billion and $1.0 billion of investments, as of December 31, 2017 and December 31, 2016, respectively, for which the fair value is estimated using the net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy.

[4]
Includes OTC and OTC-cleared derivative instruments in a net negative fair value position (derivative liability) after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements, clearing house rules and applicable law.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Fixed Maturities, Equity Securities, Short-term Investments, and Free-standing Derivatives
Valuation Techniques
The Company generally determines fair values using valuation techniques that use prices, rates, and other relevant information evident from market transactions involving identical or similar instruments. Valuation techniques also include, where appropriate, estimates of future cash flows that are converted into a single discounted amount using current market expectations. The Company uses a "waterfall" approach comprised of the following pricing sources and techniques, which are listed in priority order:

•	Quoted prices, unadjusted, for identical assets or liabilities in active markets, which are classified as Level 1.

•
Prices from third-party pricing services, which primarily utilize a combination of techniques. These services utilize recently reported trades of identical, similar, or benchmark securities making adjustments for market observable inputs available through the reporting date. If there are no recently reported trades, they may use a discounted cash flow technique to develop a price using expected cash flows based upon the anticipated future performance of the underlying collateral discounted at an estimated market rate. Both techniques develop prices that consider the time value of future cash flows and provide a margin for risk, including liquidity and credit risk. Most prices provided by third-party pricing services are classified as Level 2 because the inputs used in pricing the securities are observable. However, some securities that are less liquid or trade less actively are classified as Level 3. Additionally, certain long-dated securities, including certain municipal securities, foreign government/government agency securities, and bank loans, include benchmark interest rate or credit spread assumptions that are not observable in the marketplace and are thus classified as Level 3.

•
Internal matrix pricing, which is a valuation process internally developed for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. Internal pricing matrices determine credit spreads that, when combined with risk-free rates, are applied to contractual cash flows to develop a price. The Company develops credit spreads using market based data for public securities adjusted for credit spread differentials between public and private securities, which are obtained from a survey of multiple private placement brokers. The market-based reference credit spread considers the issuer’s financial strength and term to maturity, using an independent public security index and trade information, while the credit spread differential considers the non-public nature of the security. Securities priced using internal matrix pricing are classified as Level 2 because the inputs are observable or can be corroborated with observable data.

•
Independent broker quotes, which are typically non-binding and use inputs that can be difficult to corroborate with observable market based data. Brokers may use present value techniques using assumptions specific to the security types, or they may use recent transactions of similar securities. Due to the lack of transparency in the process that brokers use to develop prices, valuations that are based on independent broker quotes are classified as Level 3.

The fair value of free-standing derivative instruments are determined primarily using a discounted cash flow model or option model technique and incorporate counterparty credit risk. In some cases, quoted market prices for exchange-traded and OTC-cleared derivatives may be used and in other cases independent broker quotes may be used. The pricing valuation models primarily use inputs that are observable in the market or can be corroborated by observable market data. The valuation of certain derivatives may include significant inputs that are unobservable, such as volatility levels, and reflect the Company’s view of what other market participants would use when pricing such instruments. Unobservable market data is used in the valuation of customized derivatives that are used to hedge certain GMWB variable annuity riders. See the section “GMWB Embedded, Customized, and Reinsurance Derivatives” below for further discussion of the valuation model used to value these customized derivatives.
Valuation Controls
The fair value process for investments is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures, as well as to approve changes to valuation methodologies and pricing sources. Controls and procedures used to assess third-party pricing services are reviewed by the Valuation Committee, including the results of annual due-diligence reviews.
There are also two working groups under the Valuation Committee: a Securities Fair Value Working Group (“Securities Working Group”) and a Derivatives Fair Value Working Group ("Derivatives Working Group"). The working groups, which include various investment, operations, accounting and risk management professionals, meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

The Securities Working Group reviews prices received from third parties to ensure that the prices represent a reasonable estimate of the fair value. The group considers trading volume, new issuance activity, market trends, new regulatory rulings and other factors to determine whether the market activity is significantly different than normal activity in an active market. A dedicated pricing unit follows up with trading and investment sector professionals and challenges prices of third-party pricing services when the estimated assumptions used differ from what the unit believes a market participant would use. If the available evidence indicates that pricing from third-party pricing services or broker quotes is based upon transactions that are stale or not from trades made in an orderly market, the Company places little, if any, weight on the third party service’s transaction price and will estimate fair value using an internal process, such as a pricing matrix.
The Derivatives Working Group reviews the inputs, assumptions and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. A dedicated pricing team works directly with investment sector professionals to investigate the impacts of changes in the market environment on prices or valuations of derivatives. New models and any changes to current models are required to have detailed documentation and are validated to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval.
The Company conducts other monitoring controls around securities and derivatives pricing including, but not limited to, the following:

•	Review of daily price changes over specific thresholds and new trade comparison to third-party pricing services.

•	Daily comparison of OTC derivative market valuations to counterparty valuations.

•	Review of weekly price changes compared to published bond prices of a corporate bond index.

•	Monthly reviews of price changes over thresholds, stale prices, missing prices, and zero prices.

•	Monthly validation of prices to a second source for securities in most sectors and for certain derivatives.
In addition, The Hartford’s enterprise-wide Operational Risk Management function, led by the Chief Risk Officer, is responsible for model risk management and provides an independent review of the suitability and reliability of model inputs, as well as an analysis of significant changes to current models.
Valuation Inputs
Quoted prices for identical assets in active markets are considered Level 1 and consist of on-the-run U.S. Treasuries, money market funds, exchange-traded equity securities, open-ended mutual funds, short-term investments, and exchange traded futures and option contracts.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Valuation Inputs Used in Level 2 and 3 Measurements for Securities and Freestanding Derivatives
Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs
Fixed Maturity Investments
Structured securities (includes ABS, CDOs CMBS and RMBS)

• Benchmark yields and spreads
• Monthly payment information
• Collateral performance, which varies by vintage year and includes delinquency rates, loss severity rates and refinancing assumptions
• Credit default swap indices

Other inputs for ABS and RMBS:
• Estimate of future principal prepayments, derived based on the characteristics of the underlying structure
• Prepayment speeds previously experienced at the interest rate levels projected for the collateral

• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for less liquid securities or those that trade less actively, including subprime RMBS:
• Estimated cash flows
• Credit spreads, which include illiquidity premium
• Constant prepayment rates
• Constant default rates
• Loss severity

Corporates

• Benchmark yields and spreads
• Reported trades, bids, offers of the same or similar securities
• Issuer spreads and credit default swap curves

Other inputs for investment grade privately placed securities that utilize internal matrix pricing :
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature

• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for below investment grade privately placed securities:
• Independent broker quotes
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature

U.S Treasuries, Municipals, and Foreign government/government agencies

• Benchmark yields and spreads
• Issuer credit default swap curves
• Political events in emerging market economies
• Municipal Securities Rulemaking Board reported trades and material event notices
• Issuer financial statements
• Independent broker quotes • Credit spreads beyond observable curve • Interest rates beyond observable curve
Equity Securities
• Quoted prices in markets that are not active	• For privately traded equity securities, internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions that are not observable
Short Term Investments
• Benchmark yields and spreads • Reported trades, bids, offers • Issuer spreads and credit default swap curves • Material event notices and new issue money market rates	Not applicable
Derivatives
Credit derivatives
• Swap yield curve • Credit default swap curves	Not applicable
Equity derivatives
• Equity index levels • Swap yield curve	• Independent broker quotes • Equity volatility
Foreign exchange derivatives
• Swap yield curve • Currency spot and forward rates • Cross currency basis curves	Not applicable
Interest rate derivatives
• Swap yield curve	• Independent broker quotes • Interest rate volatility

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 - Securities
Assets accounted for at fair value on a recurring basis	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]
As of December 31, 2017
CMBS [3]	$15	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	9bps	1,816bps	457bps	Decrease
Corporate [4]	190	Discounted cash flows	Spread	103bps	1,000bps	355bps	Decrease
Municipal [3]	22	Discounted cash flows	Spread	192bps	250bps	228bps	Decrease
RMBS [3]	692	Discounted cash flows	Spread	24bps	463bps	77bps	Decrease
			Constant prepayment rate	—%	25%	6%	Decrease [5]
			Constant default rate	—%	7%	4%	Decrease
			Loss severity	—%	100%	65%	Decrease
As of December 31, 2016
CMBS [3]	$9	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	10bps	1,273bps	249bps	Decrease
Corporate [4]	265	Discounted cash flows	Spread	122bps	1,021bps	373bps	Decrease
Municipal [3]	56	Discounted cash flows	Spread	135bps	286bps	195bps	Decrease
RMBS [3]	704	Discounted cash flows	Spread	16bps	1,830bps	189bps	Decrease
			Constant prepayment rate	—%	20%	4%	Decrease [5]
			Constant default rate	1%	10%	5%	Decrease
			Loss severity	—%	100%	75%	Decrease

[1]	The weighted average is determined based on the fair value of the securities.

[2]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

[3]	Excludes securities for which the Company based fair value on broker quotations.

[4]
Excludes securities for which the Company bases fair value on broker quotations; however, included are broker-priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value.

[5]	Decrease for above market rate coupons and increase for below market rate coupons.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 - Freestanding Derivatives
	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
As of December 31, 2017
Interest rate derivatives
Interest rate swaps	$(29)	Discounted cash flows	Swap curve beyond 30 years	2%	3%	Decrease
GMWB hedging instruments
Equity variance swaps	(26)	Option model	Equity volatility	19%	19%	Increase
Equity options	1	Option model	Equity volatility	27%	30%	Increase
Customized swaps	59	Discounted cash flows	Equity volatility	7%	30%	Increase
Macro hedge program
Equity options [2]	29	Option model	Equity volatility	18%	31%	Increase
As of December 31, 2016
Interest rate derivatives
Interest rate swaps	$(29)	Discounted cash flows	Swap curve beyond 30 years	3%	3%	Decrease
GMWB hedging instruments
Equity variance swaps	(36)	Option model	Equity volatility	20%	23%	Increase
Equity options	17	Option model	Equity volatility	27%	30%	Increase
Customized swaps	100	Discounted cash flows	Equity volatility	12%	30%	Increase
Macro hedge program
Equity options	188	Option model	Equity volatility	17%	28%	Increase

[1]
Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

[2]	Excludes derivatives for which the Company bases fair value on broker quotations.
The tables above exclude the portion of ABS, index options and certain corporate securities for which fair values are predominately based on independent broker quotes. While the Company does not have access to the significant unobservable inputs that independent brokers may use in their pricing process, the Company believes brokers likely use inputs similar to those used by the Company and third-party pricing services to price similar instruments. As such, in their pricing models, brokers likely use estimated loss severity rates, prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities, increases in these inputs would generally cause fair values to decrease. For the year ended December 31, 2017, no significant adjustments were made by the Company to broker prices received.
Transfers between Levels
Transfers of securities among the levels occur at the beginning of the reporting period. The amount of transfers from Level 1 to Level 2 was $773 and $563, for the years ended December 31, 2017 and 2016, respectively, which represented previously on-the-run U.S. Treasury securities that are now off-the-run. For the years ended December 31, 2017 and 2016, there were no transfers from Level 2 to Level 1. See the fair value roll-forward tables for the years ended December 31, 2017 and 2016, for the transfers into and out of Level 3.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

GMWB Embedded, Customized and Reinsurance Derivatives

GMWB Embedded Derivatives
The Company formerly offered certain variable annuity products with GMWB riders that provide the policyholder with a GRB which is generally equal to premiums less withdrawals. If the policyholder’s account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. When payments of the GRB are not life-contingent, the GMWB represents an embedded derivative carried at fair value reported in other policyholder funds and benefits payable in the Consolidated Balance Sheets with changes in fair value reported in net realized capital gains and losses.

Free-standing Customized Derivatives
The Company holds free-standing customized derivative contracts to provide protection from certain capital markets risks for the remaining term of specified blocks of non-reinsured GMWB riders. These customized derivatives are based on policyholder behavior assumptions specified at the inception of the derivative contracts. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices. These derivatives are reported in the Consolidated Balance Sheets within other investments or other liabilities, as appropriate, after considering the impact of master netting agreements.

GMWB Reinsurance Derivative
The Company has reinsurance arrangements in place to transfer a portion of its risk of loss due to GMWB. These arrangements are recognized as derivatives carried at fair value and reported in reinsurance recoverables in the Consolidated Balance Sheets. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses.

Valuation Techniques
Fair values for GMWB embedded derivatives, free-standing customized derivatives and reinsurance derivatives are classified as Level 3 in the fair value hierarchy and are calculated using internally developed models that utilize significant unobservable inputs because active, observable markets do not exist for these items. In valuing the GMWB embedded derivative, the Company attributes to the derivative a portion of the expected fees to be collected over the expected life of the contract from the contract holder equal to the present value of future GMWB claims. The excess of fees collected from the contract holder in the current period over the portion of fees attributed to the embedded derivative in the current period are associated with the host variable annuity contract and reported in fee income.
Valuation Controls
Oversight of the Company's valuation policies and processes for GMWB embedded, reinsurance, and customized derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.
Valuation Inputs
The fair value for each of the non-life contingent GMWBs, the free-standing customized derivatives and the GMWB reinsurance derivative is calculated as an aggregation of the following components: Best Estimate Claim Payments; Credit Standing Adjustment; and Margins. The Company believes the aggregation of these components results in an amount that a market participant in an active liquid market would require, if such a market existed, to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. Each component described in the following discussion is unobservable in the marketplace and requires subjectivity by the Company in determining its value.
Best Estimate Claim Payments
The Best Estimate Claim Payments are calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating unobservable inputs including expectations concerning policyholder behavior. These assumptions are input into a stochastic risk neutral scenario process that is used to determine the valuation and involves numerous estimates and subjective judgments regarding a number of variables.
The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. In addition, the Company will continue to evaluate policyholder behavior assumptions should we implement further initiatives to reduce the size of the variable annuity business. At a minimum, all policyholder behavior assumptions are reviewed and updated at least annually as part of the Company’s annual fourth-quarter comprehensive study to refine its estimate of future gross profits. In addition, the Company recognizes non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Credit Standing Adjustment
The credit standing adjustment is an estimate of the additional amount that market participants would require in determining fair value to reflect the risk that GMWB benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability.
Margins
The behavior risk margin adds a margin that market participants would require, in determining fair value, for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.
Valuation Inputs Used in Levels 2 and 3 Measurements for GMWB Embedded, Customized and Reinsurance Derivatives

Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs

• Risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates
• Correlations of 10 years of observed historical returns across underlying well-known market indices
• Correlations of historical index returns compared to separate account fund returns
• Equity index levels
• Market implied equity volatility assumptions Assumptions about policyholder behavior, including: • Withdrawal utilization • Withdrawal rates • Lapse rates • Reset elections

Significant Unobservable Inputs for Level 3 GMWB Embedded Customized and Reinsurance Derivatives
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Impact of Increase in Input on Fair Value Measurement [1]
As of December 31, 2017
Withdrawal Utilization [2]	15%	100%	Increase
Withdrawal Rates [3]	—%	8%	Increase
Lapse Rates [4]	—%	40%	Decrease
Reset Elections [5]	30%	75%	Increase
Equity Volatility [6]	7%	30%	Increase
As of December 31, 2016
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Impact of Increase in Input on Fair Value Measurement [1]
Withdrawal Utilization [2]	15%	100%	Increase
Withdrawal Rates [3]	—%	8%	Increase
Lapse Rates [4]	—%	40%	Decrease
Reset Elections [5]	20%	75%	Increase
Equity Volatility [6]	12%	30%	Increase

[1]	Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

[2]	Range represents assumed cumulative percentages of policyholders taking withdrawals.

[3]	Range represents assumed cumulative annual amount withdrawn by policyholders.

[4]	Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

[5]	Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

[6]	Range represents implied market volatilities for equity indices based on multiple pricing sources.
Separate Account Assets
Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. For limited partnerships in which fair value represents the separate account’s share of the NAV, 51%and 39% were subject to significant liquidation restrictions as of December 31, 2017 and December 31, 2016, respectively. Total limited partnerships that do not allow any form of redemption were 21% and 11%, as of December 31, 2017 and December 31, 2016, respectively. Separate account assets classified as Level 3 primarily include long-dated bank loans, subprime RMBS, and commercial mortgage loans.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs
The Company uses derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated asset or liability. Therefore, the realized and unrealized gains and losses on derivatives reported in the Level 3 roll-forward may be offset by realized and unrealized gains and losses of the associated assets and liabilities in other line items of the financial statements.

Fair Value Roll-forwards for Financial Instruments Classified as Level 3 for the Year Ended December 31, 2017
		Total realized/unrealized gains (losses)
	Fair value as of January 1, 2017	Included in net income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair value as of December 31, 2017
Assets
Fixed Maturities, AFS
ABS	$37	$—	$—	$14	$(6)	$—	$6	$(38)	$13
CDOs	260	14	(17)	147	(107)	(19)	—	(205)	73
CMBS	21	—	1	33	(4)	—	—	(25)	26
Corporate	566	(8)	23	111	(7)	(95)	78	(225)	443
Foreign Govt./Govt. Agencies	17	—	1	3	(2)	—	—	(18)	1
Municipal	72	—	4	—	(1)	(5)	—	(32)	38
RMBS	711	—	19	155	(185)	—	—	(8)	692
Total Fixed Maturities, AFS	1,684	6	31	463	(312)	(119)	84	(551)	1,286
Equity Securities, AFS	44	—	(4)	6	—	—	—	—	46
Freestanding Derivatives
Interest rate	(30)	1	—	—	—	—	—	—	(29)
GMWB hedging instruments	81	(47)	—	—	—	—	—	—	34
Macro hedge program	167	10	—	9	—	(163)	—	—	23
Total Freestanding Derivatives [5]	218	(36)	—	9	—	(163)	—	—	28
Reinsurance Recoverable for GMWB	73	(52)	—	—	15	—	—	—	36
Separate Accounts	201	3	6	152	(8)	(53)	11	(127)	185
Total Assets	$2,220	$(79)	$33	$630	$(305)	$(335)	$95	$(678)	$1,581
(Liabilities)
Other Policyholder Funds and Benefits Payable
Guaranteed Withdrawal Benefits	(241)	231	—	—	(65)	—	—	—	(75)
Equity Linked Notes	(33)	(4)	—	—	37	—	—	—	—
Total Other Policyholder Funds and Benefits Payable	(274)	227	—	—	(28)	—	—	—	(75)
Total Liabilities	$(274)	$227	$—	$—	$(28)	$—	$—	$—	$(75)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Fair Value Roll-forwards for Financial Instruments Classified as Level 3 for the Year Ended December 31, 2016
		Total realized/unrealized gains (losses)
	Fair value as of January 1, 2016	Included in net income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair value as of December 31, 2016
Assets
Fixed Maturities, AFS
ABS	$5	$—	$—	$35	$(2)	$(2)	$5	$(4)	$37
CDOs	330	(1)	(14)	62	(117)	—	—	—	260
CMBS	62	—	(2)	43	(13)	(2)	—	(67)	21
Corporate	534	(6)	10	87	(63)	(126)	368	(238)	566
Foreign Govt./Govt. Agencies	17	—	1	8	(4)	(5)	—	—	17
Municipal	49	—	—	16	(1)	—	8	—	72
RMBS	628	(1)	4	268	(154)	(26)	2	(10)	711
Total Fixed Maturities, AFS	1,625	(8)	(1)	519	(354)	(161)	383	(319)	1,684
Fixed Maturities, FVO	2	—	—	1	—	(1)	—	(2)	—
Equity Securities, AFS	38	(1)	6	4	—	(3)	—	—	44
Freestanding Derivatives
Equity	—	(8)	—	8	—	—	—	—	—
Interest rate	(29)	(1)	—	—	—	—	—	—	(30)
GMWB hedging instruments	135	(60)	—	—	—	—	—	6	81
Macro hedge program	147	(38)	—	63	(6)	—	—	1	167
Total Freestanding Derivatives [5]	253	(107)	—	71	(6)	—	—	7	218
Reinsurance Recoverable for GMWB	83	(24)	—	—	14	—	—	—	73
Separate Accounts	139	(1)	(3)	320	(15)	(78)	17	(178)	201
Total Assets	$2,140	$(141)	$2	$915	$(361)	$(243)	$400	$(492)	$2,220
(Liabilities)
Other Policyholder Funds and Benefits Payable
Guaranteed Withdrawal Benefits	(262)	88	—	—	(67)	—	—	—	(241)
Equity Linked Notes	(26)	(7)	—	—	—	—	—	—	(33)
Total Other Policyholder Funds and Benefits Payable	(288)	81	—	—	(67)	—	—	—	(274)
Total Liabilities	$(288)	$81	$—	$—	$(67)	$—	$—	$—	$(274)

[1]
The Company classifies realized and unrealized gains (losses) on GMWB reinsurance derivatives and GMWB embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

[2]
Amounts in these rows are generally reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

[3]	All amounts are before income taxes and amortization of DAC.

[4]	Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

[5]	Derivative instruments are reported in this table on a net basis for asset (liability) positions and reported in the Consolidated Balance Sheets in other investments and other liabilities.

[6]	Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Changes in Unrealized Gains (Losses) included in Net Income for Financial Instruments Classified as Level 3 Still Held at Year End
	December 31, 2017 [1] [2]	December 31, 2016 [1] [2]
Assets
Fixed Maturities, AFS
CMBS	$—	$(1)
Corporate	(1)	(13)
Total Fixed Maturities, AFS	(1)	(14)
Equity Securities, AFS	—	(1)
Freestanding Derivatives
Interest Rate	1	—
GMWB hedging instruments	(61)	(52)
Macro hedge program	(77)	(33)
Total Freestanding Derivatives	(137)	(85)
Reinsurance Recoverable for GMWB	(52)	(24)
Separate Accounts	1	—
Total Assets	$(189)	$(124)
(Liabilities)
Other Policyholder Funds and Benefits Payable
Guaranteed Withdrawal Benefits	$231	$88
Equity Linked Notes	(4)	(7)
Total Other Policyholder Funds and Benefits Payable	227	81
Total Liabilities	$227	$81

[1]
All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

[2]	Amounts presented are for Level 3 only and therefore may not agree to other disclosures included herein.
Fair Value Option
The Company has elected the fair value option for certain securities that contain embedded credit derivatives with underlying credit risk, related to residential real estate, and these securities are included within Fixed Maturities, FVO on the Consolidated Balance Sheets.
The Company also previously elected the fair value option for certain equity securities in order to align the accounting with total return swap contracts that hedged the risk associated with the investments. The swaps did not qualify for hedge accounting and the change in value of both the equity securities and the total return swaps were recorded in net realized capital gains and losses. These equity securities were classified within equity securities, AFS on the Consolidated Balance Sheets. Income earned from FVO securities was recorded in net investment income and changes in fair value were recorded in net realized capital gains and losses. The Company did not hold any of these equity securities as of December 31, 2017 or December 31, 2016.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Changes in Fair Value of Assets using the Fair Value Option
	For the year ended December 31,
	2017	2016	2015
Assets
Fixed maturities, FVO
CDOs	$—	$—	$1
Corporate	—	—	(3)
Foreign government	—	—	2
RMBS	—	3	—
Total fixed maturities, FVO	$—	$3	$—
Equity, FVO	1	(34)	(12)
Total realized capital gains (losses)	$1	$(31)	$(12)

Fair Value of Assets and Liabilities using the Fair Value Option
	As of December 31,
	2017	2016
Assets
Fixed maturities, FVO
RMBS	$32	$82
Total fixed maturities, FVO	$32	$82

Financial Assets and Liabilities Not Carried at Fair Value
	Fair Value Hierarchy Level	Carrying Amount	Fair Value
	December 31, 2017
Assets
Policy loans	Level 3	$1,432	$1,432
Mortgage loans	Level 3	$2,872	$2,941
Liabilities
Other policyholder funds and benefits payable [1]	Level 3	$5,905	$6,095
Consumer notes [2] [3]	Level 3	$8	$8
Assumed investment contracts [3]	Level 3	$342	$361
	December 31, 2016
Assets
Policy loans	Level 3	$1,442	$1,442
Mortgage loans	Level 3	$2,811	$2,843
Liabilities
Other policyholder funds and benefits payable [1]	Level 3	$6,436	$6,626
Consumer notes [2] [3]	Level 3	$20	$20
Assumed investment contracts [3]	Level 3	$487	$526

[1]	Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

[2]	Excludes amounts carried at fair value and included in preceding disclosures.

[3]	Included in other liabilities in the Consolidated Balance Sheets.
Fair values for policy loans were determined using current loan coupon rates, which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the policy loans.
Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
2. Fair Value Measurements (continued)

Fair values for other policyholder funds and benefits payable and assumed investment contracts, not carried at fair value, are estimated based on the cash surrender values of the underlying policies or by estimating future cash flows discounted at current interest rates adjusted for credit risk.
Fair values for consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan durations.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments

Net Investment Income
	For the years ended December 31,
(Before-tax)	2017	2016	2015
Fixed maturities [1]	$995	$1,049	$1,095
Equity securities	9	8	7
Mortgage loans	124	135	152
Policy loans	79	83	82
Limited partnerships and other alternative investments	75	86	97
Other investments [2]	54	64	82
Investment expenses	(55)	(52)	(59)
Total net investment income	$1,281	$1,373	$1,456

[1]	Includes net investment income on short-term investments.

[2]	Includes income from derivatives that hedge fixed maturities and qualify for hedge accounting.

Net Realized Capital Losses
	For the years ended December 31,
(Before-tax)	2017	2016	2015
Gross gains on sales	$226	$211	$239
Gross losses on sales	(58)	(93)	(211)
Net OTTI losses recognized in earnings	(14)	(28)	(61)
Valuation allowances on mortgage loans	2	—	(4)
Results of variable annuity hedge program
GMWB derivatives, net	48	(38)	(87)
Macro hedge program	(260)	(163)	(46)
Total results of variable annuity hedge program	(212)	(201)	(133)
Transactional foreign currency revaluation	(1)	(70)	(4)
Non-qualifying foreign currency derivatives	(5)	57	(16)
Other, net [1]	2	(39)	44
Net realized capital losses	$(60)	$(163)	$(146)

[1]	Includes non-qualifying derivatives, excluding variable annuity hedge program and foreign currency derivatives, of $(13), $(12), and $46, respectively for 2017, 2016 and 2015.
Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Before tax, net gains and losses on sales and impairments previously reported as unrealized gains or losses in AOCI were $153, $89 and $(27) for the years ended December 31, 2017, 2016 and 2015, respectively.

Sales of AFS Securities
	For the years ended December 31,
	2017	2016	2015
Fixed maturities, AFS
Sale proceeds	$7,979	$7,409	$9,454
Gross gains	211	206	195
Gross losses	(56)	(85)	(161)
Equity securities, AFS
Sale proceeds	$203	$321	$586
Gross gains	13	4	26
Gross losses	(1)	(8)	(26)
Sales of AFS securities in 2017 were primarily a result of duration and liquidity management, as well as tactical changes to the portfolio as a result of changing market conditions.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Recognition and Presentation of Other-Than-Temporary Impairments
The Company will record an other-than-temporary impairment (“OTTI”) for fixed maturities and certain equity securities with debt-like characteristics (collectively “debt securities”) if the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security.
The Company will also record an OTTI for those debt securities for which the Company does not expect to recover the entire amortized cost basis. For these securities, the excess of the amortized cost basis over its fair value is separated into the portion representing a credit OTTI, which is recorded in net realized capital losses, and the remaining non-credit amount, which is recorded in OCI. The credit OTTI amount is the excess of its amortized cost basis over the Company’s best estimate of discounted expected future cash flows. The non-credit amount is the excess of the best estimate of the discounted expected future cash flows over the fair value. The Company’s best estimate of discounted expected future cash flows becomes the new cost basis and accretes prospectively into net investment income over the estimated remaining life of the security.
The Company’s best estimate of expected future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions regarding the future performance. The Company considers, but is not limited to (a) changes in the financial condition of the issuer and the underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments, (c) credit ratings, (d) payment structure of the security and (e) the extent to which the fair value has been less than the amortized cost of the security.
For non-structured securities, assumptions include, but are not limited to, economic and industry-specific trends and fundamentals, security-specific developments, industry earnings multiples and the issuer’s ability to restructure and execute asset sales.
For structured securities, assumptions include, but are not limited to, various performance indicators such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value ("LTV") ratios, average cumulative collateral loss rates that vary by vintage year, prepayment speeds, and property value declines. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value.
The Company will also record an OTTI for equity securities where the decline in the fair value is deemed to be other-than-temporary. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the new cost basis. The Company’s evaluation and assumptions used to determine an equity OTTI include, but is not limited to, (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. For the remaining equity securities which are determined to be temporarily impaired, the Company asserts its intent and ability to retain those equity securities until the price recovers.

Impairments in Earnings by Type
	For the years ended December 31,
	2017	2016	2015
Intent-to-sell impairments	$—	$4	$24
Credit impairments	14	22	23
Impairments on equity securities	—	2	14
Total impairments	$14	$28	$61

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Cumulative Credit Impairments
	For the years ended December 31,
(Before-tax)	2017	2016	2015
Balance as of beginning of period	$(170)	$(211)	$(296)
Additions for credit impairments recognized on [1]:
Securities not previously impaired	(1)	(9)	(11)
Securities previously impaired	(13)	(13)	(12)
Reductions for credit impairments previously recognized on:
Securities that matured or were sold during the period	82	44	58
Securities the Company made the decision to sell or more likely than not will be required to sell	—	—	1
Securities due to an increase in expected cash flows	14	19	49
Balance as of end of period	$(88)	$(170)	$(211)

[1]	These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.
Available-for-Sale Securities

AFS Securities by Type
	December 31, 2017					December 31, 2016
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [1]	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non-Credit OTTI [1]
ABS	$821	$9	$(11)	$819	$—	$1,011	$9	$(27)	$993	$—
CDOs	886	2	—	888	—	893	49	(2)	940	—
CMBS	2,061	45	(22)	2,084	(1)	2,135	45	(34)	2,146	(1)
Corporate	12,587	1,483	(32)	14,038	—	13,677	1,111	(95)	14,693	—
Foreign govt./govt. agencies	379	30	(2)	407	—	337	18	(10)	345	—
Municipal	1,125	142	(1)	1,266	—	1,098	97	(6)	1,189	—
RMBS	1,388	41	(2)	1,427	—	1,742	34	(16)	1,760	—
U.S. Treasuries	1,667	206	(3)	1,870	—	1,614	153	(14)	1,753	—
Total fixed maturities, AFS	20,914	1,958	(73)	22,799	(1)	22,507	1,516	(204)	23,819	(1)
Equity securities, AFS	140	14	—	154	—	142	12	(2)	152	—
Total AFS securities	$21,054	$1,972	$(73)	$22,953	$(1)	$22,649	$1,528	$(206)	$23,971	$(1)

[1]
Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2017 and 2016.

Fixed maturities, AFS, by Contractual Maturity Year
	December 31, 2017		December 31, 2016
Contractual Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$844	$850	$722	$727
Over one year through five years	3,498	3,580	4,184	4,301
Over five years through ten years	3,178	3,321	3,562	3,649
Over ten years	8,238	9,830	8,258	9,303
Subtotal	15,758	17,581	16,726	17,980
Mortgage-backed and asset-backed securities	5,156	5,218	5,781	5,839
Total fixed maturities, AFS	$20,914	$22,799	$22,507	$23,819
Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment speeds (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Concentration of Credit Risk
The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.
The Company had no investment exposure to any credit concentration risk of a single issuer greater than 10% of the Company's stockholder's equity, other than the U.S. government and certain U.S. government securities as of December 31, 2017 or December 31, 2016. As of December 31, 2017, other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were HSBC Holdings PLC, Microsoft Corporation, and National Grid PLC, which each comprised less than 1% of total invested assets. As of December 31, 2016, other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were National Grid PLC, HSBC Holdings PLC, and Oracle Corp., which each comprised less than 1% of total invested assets.
The Company’s three largest exposures by sector as of December 31, 2017, were financial services, utilities, and CMBS which comprised approximately 9%, 9% and 7%, respectively, of total invested assets. The Company’s three largest exposures by sector as of December 31, 2016 were financial services, utilities, and consumer non-cyclical which comprised approximately 10%, 9% and 7%, respectively, of total invested assets.
Unrealized Losses on AFS Securities

Unrealized Loss Aging for AFS Securities by Type and Length of Time as of December 31, 2017
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$158	$157	$(1)	$219	$209	$(10)	$377	$366	$(11)
CDOs	242	242	—	37	37	—	279	279	—
CMBS	524	517	(7)	346	331	(15)	870	848	(22)
Corporate	1,082	1,074	(8)	779	755	(24)	1,861	1,829	(32)
Foreign govt./govt. agencies	60	59	(1)	35	34	(1)	95	93	(2)
Municipal	9	9	—	10	9	(1)	19	18	(1)
RMBS	288	287	(1)	28	27	(1)	316	314	(2)
U.S. Treasuries	382	380	(2)	38	37	(1)	420	417	(3)
Total fixed maturities, AFS	2,745	2,725	(20)	1,492	1,439	(53)	4,237	4,164	(73)
Equity securities, AFS	6	6	—	3	3	—	9	9	—
Total securities in an unrealized loss position	$2,751	$2,731	$(20)	$1,495	$1,442	$(53)	$4,246	$4,173	$(73)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Unrealized Loss Aging for AFS Securities by Type and Length of Time as of December 31, 2016
	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$249	$248	$(1)	$265	$239	$(26)	$514	$487	$(27)
CDOs	325	325	—	210	208	(2)	535	533	(2)
CMBS	1,058	1,030	(28)	139	133	(6)	1,197	1,163	(34)
Corporate	2,535	2,464	(71)	402	378	(24)	2,937	2,842	(95)
Foreign govt./govt. agencies	164	155	(9)	6	5	(1)	170	160	(10)
Municipal	166	160	(6)	—	—	—	166	160	(6)
RMBS	548	535	(13)	198	195	(3)	746	730	(16)
U.S. Treasuries	385	371	(14)	—	—	—	385	371	(14)
Total fixed maturities, AFS	5,430	5,288	(142)	1,220	1,158	(62)	6,650	6,446	(204)
Equity securities, AFS	59	57	(2)	5	5	—	64	62	(2)
Total securities in an unrealized loss position	$5,489	$5,345	$(144)	$1,225	$1,163	$(62)	$6,714	$6,508	$(206)
As of December 31, 2017, AFS securities in an unrealized loss position consisted of 1,254 securities, primarily in the corporate and CMBS sector, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2017, 93% of these securities were depressed less than 20% of cost or amortized cost. The improvement in unrealized losses during 2017 was primarily attributable to tighter credit spreads.
Most of the securities depressed for twelve months or more primarily relate to student loan ABS, structured securities with exposure to commercial real estate, and corporate securities. Student loan ABS were primarily depressed because the securities have floating-rate coupons and have long-dated maturities, and current credit spreads are wider than when these securities were purchased. Corporate securities and commercial real estate securities were primarily depressed because current market spreads are wider than spreads at the securities' respective purchase dates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined in the preceding discussion.
Mortgage Loans
Mortgage Loan Valuation Allowances
Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. The Company reviews mortgage loans on a quarterly basis to identify potential credit losses. Among other factors, management reviews current and projected macroeconomic trends, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios (“DSCR”). In addition, the Company considers historical, current and projected delinquency rates and property values. Estimates of collectibility require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, cash flow projections may change based upon new information about the borrower's ability to pay and/or the value of underlying collateral such as changes in projected property value estimates.
For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and estimated value. The mortgage loan's estimated value is most frequently the Company's share of the fair value of the collateral but may also be the Company’s share of either (a) the present value of the expected future cash flows discounted at the loan’s effective interest rate or (b) the loan’s observable market price. A valuation allowance may be recorded for an individual loan or for a group of loans that have an LTV ratio of 90% or greater, a low DSCR or have other lower credit quality characteristics. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the borrowers continue to make payments under the original or restructured loan terms. The Company stops accruing interest income on loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. The company resumes accruing interest income when it determines that sufficient collateral exists to satisfy the full amount of the loan principal and interest payments and when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

As of December 31, 2017, commercial mortgage loans had an amortized cost and carrying value of $2.9 billion, with no valuation allowance. As of December 31, 2016, commercial mortgage loans had an amortized cost of $2.8 billion, with a valuation allowance of $19 and a carrying value of $2.8 billion. Amortized cost represents carrying value prior to valuation allowances, if any.
As of December 31, 2017 and 2016, the carrying value of mortgage loans that had a valuation allowance was $0 and $31, respectively. There were no mortgage loans held-for-sale as of December 31, 2017 or December 31, 2016. As of December 31, 2017, the Company had an immaterial amount of mortgage loans that have had extensions or restructurings other than what is allowable under the original terms of the contract.

Valuation Allowance Activity
	For the years ended December 31,
	2017	2016	2015
Balance as of January 1	$(19)	$(19)	$(15)
(Additions)/Reversals	(1)	—	(4)
Deductions	20	—	—
Balance as of December 31	$—	$(19)	$(19)
The weighted-average LTV ratio of the Company’s commercial mortgage loan portfolio was 49% as of December 31, 2017, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan collateral values are updated no less than annually through reviews of the underlying properties. Factors considered in estimating property values include, among other things, actual and expected property cash flows, geographic market data and the ratio of the property's net operating income to its value. DSCR compares a property’s net operating income to the borrower’s principal and interest payments. The weighted average DSCR of the Company’s commercial mortgage loan portfolio was 2.65x as of December 31, 2017. As of December 31, 2017 the Company held no delinquent commercial mortgages loan past due by 90 days or more. As of December 31, 2016, the Company held one delinquent commercial mortgage loan past due by 90 days or more. The loan had a total carrying value and valuation allowance of $15 and $16, respectively, and was not accruing income. Following the conclusion of the loan's foreclosure process, the property transferred at its carrying value, net of the valuation allowance, to a real-estate owned investment during 2017. As of December 31, 2017, the real-estate owned investment had a total carrying value of $15.

Commercial Mortgage Loans Credit Quality
	December 31, 2017		December 31, 2016
Loan-to-value	Carrying Value	Avg. Debt-Service Coverage Ratio	Carrying Value	Avg. Debt-Service Coverage Ratio
Greater than 80%	$5	1.26x	$20	0.59x
65% - 80%	125	1.88x	182	2.17x
Less than 65%	2,742	2.69x	2,609	2.61x
Total commercial mortgage loans	$2,872	2.65x	$2,811	2.55x

Mortgage Loans by Region
	December 31, 2017		December 31, 2016
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
East North Central	$62	2.1%	$54	1.9%
East South Central	14	0.5%	14	0.5%
Middle Atlantic	291	10.1%	237	8.4%
New England	92	3.2%	93	3.3%
Pacific	838	29.2%	814	29.0%
South Atlantic	608	21.2%	613	21.8%
West South Central	195	6.8%	128	4.6%
Other [1]	772	26.9%	858	30.5%
Total mortgage loans	$2,872	100%	$2,811	100%

[1]	Primarily represents loans collateralized by multiple properties in various regions.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Mortgage Loans by Property Type
	December 31, 2017		December 31, 2016
	Carrying Value	Percent of Total	Carrying Value	Percent of Total
Commercial
Industrial	$743	25.9%	$793	28.2%
Lodging	24	0.8%	25	0.9%
Multifamily	662	23.0%	535	19.0%
Office	685	23.9%	605	21.5%
Retail	557	19.4%	611	21.8%
Other	201	7.0%	242	8.6%
Total mortgage loans	$2,872	100%	$2,811	100%
Variable Interest Entities
The Company is engaged with various special purpose entities and other entities that are deemed to be VIEs primarily as an investor through normal investment activities.
A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest, such as simple majority kick-out rights, or lacks sufficient funds to finance its own activities without financial support provided by other entities. The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company’s assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company’s Condensed Consolidated Financial Statements. As of December 31, 2017 and December 31, 2016 the Company did not hold any VIEs for which it was the primary beneficiary.
Non-Consolidated VIEs
The Company, through normal investment activities, makes passive investments in limited partnerships and other alternative investments. Upon the adoption of the new consolidation guidance discussed above, these investments are now considered VIEs. For these non-consolidated VIEs, the Company has determined it is not the primary beneficiary as it has no ability to direct activities that could significantly affect the economic performance of the investments. The Company’s maximum exposure to loss as of December 31, 2017 and December 31, 2016 is limited to the total carrying value of $900 and $859, respectively, which are included in limited partnerships and other alternative investments in the Company's Consolidated Balance Sheets. As of December 31, 2017 and December 31, 2016, the Company has outstanding commitments totaling $673 and $497, respectively, whereby the Company is committed to fund these investments and may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. These investments are generally of a passive nature in that the Company does not take an active role in management.
In addition, the Company also makes passive investments in structured securities issued by VIEs for which the Company is not the manager. These investments are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company’s Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits and the Company’s inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company’s maximum exposure to loss on these investments is limited to the amount of the Company’s investment.
Securities Lending, Repurchase Agreements and Other Collateral Transactions
The Company enters into securities financing transactions as a way to earn additional income or manage liquidity, primarily through securities lending and repurchase agreements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Securities Lending
Under a securities lending program, the Company lends certain fixed maturities within the corporate, foreign government/government agencies, and municipal sectors as well as equity securities to qualifying third-party borrowers in return for collateral in the form of cash or securities. For domestic and non-domestic loaned securities, respectively, borrowers provide collateral of 102% and 105% of the fair value of the securities lent at the time of the loan. Borrowers will return the securities to the Company for cash or securities collateral at maturity dates generally of 90 days or less. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, except in the event of default by the counterparty, and is not reflected on the Company’s Condensed Consolidated Balance Sheets. Additional collateral is obtained if the fair value of the collateral falls below 100% of the fair value of the loaned securities. The agreements provide the counterparty the right to sell or re-pledge the securities loaned. If cash, rather than securities, is received as collateral, the cash is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company's Condensed Consolidated Balance Sheets. Income associated with securities lending transactions is reported as a component of net investment income in the Company’s Condensed Consolidated Statements of Operations.
Repurchase Agreements
From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. These transactions generally have a contractual maturity of ninety days or less. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, the Company's current positions do not meet the specific conditions for net presentation.
Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company's Condensed Consolidated Balance Sheets. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company's Condensed Consolidated Balance Sheets.
From time to time, the Company enters into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The Company accounts for reverse repurchase agreements as collateralized financing.

Securities Lending and Repurchase Agreements
	December 31, 2017	December 31, 2016
	Fair Value	Fair Value
Securities Lending Transactions:
Gross amount of securities on loan	$674	$435
Gross amount of associated liability for collateral received [1]	$689	$446

Repurchase agreements:
Gross amount of recognized liabilities for repurchase agreements	$202	$118
Gross amount of collateral pledged related to repurchase agreements [2]	$206	$121

[1]
Cash collateral received is reinvested in fixed maturities, AFS and short term investments which are included in the Condensed Consolidated Balance Sheets. Amount includes additional securities collateral received of $1 and $26 million which are excluded from the Company's Condensed Consolidated Balance Sheets as of December 31, 2017 and December 31, 2016, respectively.

[2]	Collateral pledged is included within fixed maturities, AFS and short term investments in the Company's Condensed Consolidated Balance Sheets.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
3. Investments (continued)

Other Collateral Transactions
The Company is required by law to deposit securities with government agencies in certain states in which it conducts business. As of December 31, 2017 and December 31, 2016, the fair value of securities on deposit was $22 and $21, respectively.
For disclosure of collateral in support of derivative transactions, refer to the Derivative Collateral Arrangements section of Note 4 - Derivative Instruments.
Equity Method Investments
The majority of the Company's investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, and private equity and other funds (collectively, “limited partnerships”), are accounted for under the equity method of accounting. The Company’s maximum exposure to loss as of December 31, 2017 is limited to the total carrying value of $1.0 billion. In addition, the Company has outstanding commitments totaling approximately $683, to fund limited partnership and other alternative investments as of December 31, 2017. The Company’s investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2017, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company’s pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company’s limited partnership investments. This aggregated summarized financial data does not represent the Company’s proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $161.1 billion and $100.6 billion as of December 31, 2017 and 2016, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $46.5 billion and $17.6 billion as of December 31, 2017 and 2016, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $1.8 billion, $0.9 billion and $0.8 billion for the periods ended December 31, 2017, 2016 and 2015, respectively. Aggregate net income of the limited partnerships in which the Company invested totaled $8.1 billion, $7.4 billion, and $5.2 billion for the periods ended December 31, 2017, 2016 and 2015, respectively. As of, and for the period ended, December 31, 2017, the aggregated summarized financial data reflects the latest available financial information.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives

Derivative Instruments
The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, commodity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company’s investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or as embedded derivative instruments, such as certain GMWB riders included with certain variable annuity products.
Strategies that Qualify for Hedge Accounting
Some of the Company's derivatives satisfy hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedging instruments include interest rate swaps and, to a lesser extent, foreign currency swaps where the terms or expected cash flows of the hedged item closely match the terms of the swap. The interest rate swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. The hedge strategies by hedge accounting designation include:
Cash Flow Hedges
Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates. The Company has also entered into forward starting swap agreements to hedge the interest rate exposure related to the future purchase of fixed-rate securities, primarily to hedge interest rate risk inherent in the assumptions used to price certain product liabilities.
Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.
Fair Value Hedges
The Company previously used interest rate swaps to hedge the changes in fair value of fixed maturity securities due to fluctuations in interest rates. These swaps were typically used to manage interest rate duration.
Non-qualifying Strategies
Derivative relationships that do not qualify for hedge accounting (“non-qualifying strategies”) primarily include the hedge program for the Company's variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate, foreign currency and equity risk of certain fixed maturities, equities and liabilities do not qualify for hedge accounting.
The non-qualifying strategies include:
Credit Contracts
Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in the value of fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.
Interest Rate Swaps, Swaptions, and Futures
The Company uses interest rate swaps, swaptions, and futures to manage interest rate duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of both December 31, 2017 and 2016, the notional amount of interest rate swaps in offsetting relationships was $2.7 billion.
Foreign Currency Swaps and Forwards
The Company enters into foreign currency swaps to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars. The Company also enters into foreign currency forwards to hedge non-U.S. dollar denominated cash and, previously, to hedge equity securities.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Fixed Payout Annuity Hedge
The Company has obligations for certain yen denominated fixed payout annuities under an assumed reinsurance contract. The Company invests in U.S. dollar denominated assets to support the assumed reinsurance liability. The Company has in place pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.
Equity Index Swaps and Options
The Company enters into equity index options to hedge the impact of a decline in the equity markets on the investment portfolio. The Company previously entered into total return swaps to hedge equity risk of specific common stock investments which were accounted for using fair value option in order to align the accounting treatment within net realized capital gains (losses). In addition, the Company formerly offered certain equity indexed products that remain in force, a portion of which contained embedded derivatives that require changes in value to be bifurcated from the host contract. The Company uses equity index swaps to economically hedge the equity volatility risk associated with the equity indexed products.
Commodity Contracts
The Company has used put option contracts on oil futures to partially offset potential losses related to certain fixed maturity securities that could be impacted by changes in oil prices. These options were terminated at the end of 2015.
GMWB Derivatives, net
The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative (“GMWB product derivatives”) that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to GMWB. The reinsurance contracts covering GMWB (“GMWB reinsurance contracts”) are accounted for as free-standing derivatives with a notional amount equal to the GRB reinsured.
The Company utilizes derivatives (“GMWB hedging instruments”) as part of a dynamic hedging program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders. The GMWB hedging instruments hedge changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices.

GMWB Hedging Instruments
	Notional Amount		Fair Value
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Customized swaps	$5,023	$5,191	$59	$100
Equity swaps, options, and futures	1,407	1,362	(31)	(27)
Interest rate swaps and futures	3,022	3,703	39	21
Total	$9,452	$10,256	$67	$94
Macro Hedge Program
The Company utilizes equity swaps, options, forwards and futures to provide partial protection against the statutory tail scenario risk arising from GMWB and the GMDB liabilities on the Company's statutory surplus. These derivatives cover some of the residual risks not otherwise covered by the dynamic hedging program.
Modified Coinsurance Reinsurance Contracts
As of December 31, 2017 and 2016, the Company had approximately $861 and $875, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business, which was structured as a reinsurance transaction. The assets are primarily held in a trust established by the Company. The Company pays or receives cash quarterly to settle the operating results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value of investments subject to interest rate and credit risk. The notional amount of the embedded derivative reinsurance contracts are the invested assets which are carried at fair value and support the reinsured reserves.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Derivative Balance Sheet Classification
For reporting purposes, the Company has elected to offset within assets or liabilities based upon the net of the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset. The following fair value amounts do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company’s separate accounts, where the associated gains and losses accrue directly to policyholders are not included in the table below. The Company’s derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company’s derivative activity. Notional amounts are not necessarily reflective of credit risk. The following tables exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to the Consolidated Financial Statements.

	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
Hedge Designation/ Derivative Type	Dec 31, 2017	Dec 31, 2016	Dec 31, 2017	Dec 31, 2016	Dec 31, 2017	Dec 31, 2016	Dec 31, 2017	Dec 31, 2016
Cash flow hedges
Interest rate swaps	$1,486	$1,794	$—	$7	$6	$9	$(6)	$(2)
Foreign currency swaps	182	164	(12)	(16)	5	10	(17)	(26)
Total cash flow hedges	1,668	1,958	(12)	(9)	11	19	(23)	(28)
Non-qualifying strategies
Interest rate contracts
Interest rate swaps and futures	3,219	2,774	(356)	(411)	339	249	(695)	(660)
Foreign exchange contracts
Foreign currency swaps and forwards	342	382	(6)	36	—	36	(6)	—
Fixed payout annuity hedge	540	804	(170)	(263)	—	—	(170)	(263)
Credit contracts
Credit derivatives that purchase credit protection	80	131	(3)	(3)	—	—	(3)	(3)
Credit derivatives that assume credit risk [1]	380	458	3	4	9	5	(6)	(1)
Credit derivatives in offsetting positions	200	1,006	1	(1)	9	16	(8)	(17)
Equity contracts
Equity index swaps and options	—	100	—	—	—	33	—	(33)
Variable annuity hedge program
GMWB product derivatives [2]	11,390	13,114	(75)	(241)	—	—	(75)	(241)
GMWB reinsurance contracts	2,372	2,709	35	73	35	73	—	—
GMWB hedging instruments	9,452	10,256	67	94	120	190	(53)	(96)
Macro hedge program	7,252	6,532	23	178	45	201	(22)	(23)
Other
Modified coinsurance reinsurance contracts	861	875	55	68	55	68	—	—
Total non-qualifying strategies	36,088	39,141	(426)	(466)	612	871	(1,038)	(1,337)
Total cash flow hedges, fair value hedges, and non-qualifying strategies	$37,756	$41,099	$(438)	$(475)	$623	$890	$(1,061)	$(1,365)
Balance Sheet Location
Fixed maturities, available-for-sale	$39	$121	$—	$—	$—	$—	$—	$—
Other investments	10,340	12,732	135	235	302	325	(167)	(90)
Other liabilities	12,754	11,498	(588)	(577)	231	424	(819)	(1,001)
Reinsurance recoverables	3,233	3,584	90	141	90	141	—	—
Other policyholder funds and benefits payable	11,390	13,164	(75)	(274)	—	—	(75)	(274)
Total derivatives	$37,756	$41,099	$(438)	$(475)	$623	$890	$(1,061)	$(1,365)

[1]	The derivative instruments related to this strategy are held for other investment purposes.

[2]	These derivatives are embedded within liabilities and are not held for risk management purposes.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Offsetting of Derivative Assets/Liabilities
The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset in the Company's Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described in the preceding discussion. Also included in the tables are financial collateral receivables and payables, which are contractually permitted to be offset upon an event of default, although are disallowed for offsetting under U.S. GAAP.

	(i)	(ii)	(iii) = (i) - (ii)			(v) = (iii) - (iv)
			Net Amounts Presented in the Statement of Financial Position		Collateral Disallowed for Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Statement of Financial Position	Derivative Assets [1] (Liabilities) [2]	Accrued Interest and Cash Collateral (Received) [3] Pledged [2]	Financial Collateral (Received) Pledged [4]	Net Amount
As of December 31, 2017
Other investments	$533	$491	$135	$(93)	$—	$42
Other liabilities	(986)	(307)	(588)	(91)	(674)	(5)
As of December 31, 2016
Other investments	$749	$588	$235	$(74)	$101	$60
Other liabilities	(1,091)	(396)	(577)	(118)	(655)	(40)

[1]	Included in other invested assets in the Company's Consolidated Balance Sheets.

[2]	Included in other liabilities in the Company's Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.

[3]	Included in other investments in the Company's Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.

[4]	Excludes collateral associated with exchange-traded derivative instruments.
Cash Flow Hedges
For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current period earnings. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

Derivatives in Cash Flow Hedging Relationships
	Gain (Loss) Recognized in OCI on Derivative (Effective Portion)
	2017	2016	2015
Interest rate swaps	$(13)	$(16)	$3
Foreign currency swaps	4	2	—
Total	$(9)	$(14)	$3

Derivatives in Cash Flow Hedging Relationships
		Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
		2017	2016	2015
Interest rate swaps	Net realized capital (losses) gains	$(1)	$1	$(1)
Interest rate swaps	Net investment income	26	25	33
Foreign currency swaps	Net realized capital gains (losses)	11	(2)	(9)
Total		$36	$24	$23
During the years ended December 31, 2017, 2016, and 2015, the Company had no ineffectiveness recognized in income within net realized gains (losses).

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

As of December 31, 2017, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $54. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to net investment income over the term of the investment cash flows.
During the years ended December 31, 2017, 2016, and 2015, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.
Fair Value Hedges
For derivative instruments that are designated and qualify as fair value hedges, the gain or loss on the derivatives as well as the offsetting loss or gain on the hedged items attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.
For the years ended December 31, 2017, 2016, and 2015, the Company recognized in income immaterial gains and (losses) for the ineffective portion of fair value hedges related to the derivative instrument and the hedged item.
Non-qualifying Strategies
For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses).

Non-qualifying Strategies Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	December 31,
	2017	2016	2015
Variable annuity hedge program
GMWB product derivatives	$231	$88	$(59)
GMWB reinsurance contracts	(49)	(14)	17
GMWB hedging instruments	(134)	(112)	(45)
Macro hedge program	(260)	(163)	(46)
Total variable annuity hedge program	(212)	(201)	(133)
Foreign exchange contracts
Foreign currency swaps and forwards	(9)	32	5
Fixed payout annuity hedge	4	25	(21)
Total foreign exchange contracts	(5)	57	(16)
Other non-qualifying derivatives
Interest rate contracts
Interest rate swaps, swaptions, and futures	4	(18)	(7)
Credit contracts
Credit derivatives that purchase credit protection	(12)	(9)	3
Credit derivatives that assume credit risk	18	15	(4)
Equity contracts
Equity index swaps and options	3	30	19
Commodity contracts
Commodity options	—	—	(5)
Other
Modified coinsurance reinsurance contracts	(13)	(12)	46
Total other non-qualifying derivatives	(13)	(12)	46
Total [1]	$(217)	$(138)	$(97)
[1] Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements.
Credit Risk Assumed through Credit Derivatives
The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that are permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.
As of December 31, 2017

				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$120	$3	5 years	Corporate Credit/ Foreign Gov.	A-	$—	$—
Below investment grade risk exposure	43	—	Less than 1 Year	Corporate Credit	B	43	—
Basket credit default swaps [4]
Investment grade risk exposure	250	—	5 years	Corporate Credit	BBB+	—	—
Below investment grade risk exposure	22	2	3 years	Corporate Credit	B+	22	—
Investment grade risk exposure	15	(1)	4 years	CMBS Credit	A	5	—
Below investment grade risk exposure	30	(5)	Less than 1 Year	CMBS Credit	CCC	30	5
Total [5]	$480	$(1)				$100	$5

As of December 31, 2016

				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$88	$—	3 years	Corporate Credit/ Foreign Gov.	A	$45	$—
Below investment grade risk exposure	43	—	1 year	Corporate Credit	B-	43	—
Basket credit default swaps [4]
Investment grade risk exposure	493	5	3 years	Corporate Credit	BBB+	225	(1)
Below investment grade risk exposure	22	2	4 years	Corporate Credit	B	22	(2)
Investment grade risk exposure	158	(2)	2 years	CMBS Credit	AA+	111	1
Below investment grade risk exposure	57	(13)	1 year	CMBS Credit	CCC	57	13
Embedded credit derivatives
Investment grade risk exposure	100	100	Less than 1 year	Corporate Credit	A+	—	—
Total [5]	$961	$92				$503	$11

[1]
The average credit ratings are based on availability and are generally the midpoint of the available ratings among Moody’s, S&P, Fitch and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.

[2]
Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]
The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

[4]
Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

[5]
Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
4. Derivatives (continued)

Derivative Collateral Arrangements
The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2017 and 2016, the Company pledged cash collateral associated with derivative instruments with a fair value of $32 and $134, respectively, for which the collateral receivable has been primarily included within other assets on the Company's Consolidated Balance Sheets. As of December 31, 2017 and 2016, the Company also pledged securities collateral associated with derivative instruments with a fair value of $729 and $830, respectively, which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities.
As of December 31, 2017 and 2016, the Company accepted cash collateral associated with derivative instruments of $310 and $333, respectively, which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other investments or other liabilities as determined by the Company's election to offset on the balance sheet. The Company also accepted securities collateral as of December 31, 2016 with a fair value of $107, of which the Company has the ability to sell or repledge $81. As of December 31, 2017 the Company did not hold any securties collateral. As of December 31, 2017 and 2016, the Company had no repledged securities and did not sell any securities.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Reinsurance

The Company cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company's procedures include careful initial selection of its reinsurers, structuring agreements to provide collateral funds where necessary, and regularly monitoring the financial condition and ratings of its reinsurers.
Reinsurance Recoverables
Reinsurance recoverables include balances due from reinsurance companies and are presented net of an allowance for uncollectible reinsurance. Reinsurance recoverables include an estimate of the amount of gross losses and loss adjustment expense reserves that may be ceded under the terms of the reinsurance agreements, including incurred but not reported unpaid losses. The Company’s estimate of losses and loss adjustment expense reserves ceded to reinsurers is based on assumptions that are consistent with those used in establishing the gross reserves for business ceded to the reinsurance contracts. The Company calculates its ceded reinsurance projection based on the terms of any applicable reinsurance agreements, including an estimate of how incurred but not reported losses will ultimately be ceded under reinsurance agreements. Accordingly, the Company’s estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for future policy benefits.
The Company's reinsurance recoverables are summarized as follows:

	As of December 31,
Reinsurance Recoverables	2017	2016
Reserve for future policy benefits and other policyholder funds and benefits payable
Sold businesses (MassMutual and Prudential)	$19,448	$19,363
Other reinsurers	1,337	1,362
Gross reinsurance recoverables	$20,785	$20,725
As of December 31, 2017, the Company has reinsurance recoverables from MassMutual and Prudential of $8.3 billion and $11.1 billion, respectively. As of December 31, 2016, the Company has reinsurance recoverables from MassMutual and Prudential of $8.6 billion and $10.8 billion, respectively. The Company's obligations to its direct policyholders that have been reinsured to MassMutual and Prudential are secured by invested assets held in trust. As of December 31, 2017, net of invested assets held in trust, the Company has no reinsurance-related concentrations of credit risk greater than 10% of the Company’s Consolidated Stockholder's Equity.
No allowance for uncollectible reinsurance is required as of December 31, 2017 and December 31, 2016. The allowance for uncollectible reinsurance reflects management’s best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers’ unwillingness or inability to pay. The Company analyzes recent developments in commutation activity between reinsurers and cedants, recent trends in arbitration and litigation outcomes in disputes between reinsurers and cedants and the overall credit quality of the Company’s reinsurers. Based on this analysis, the Company may adjust the allowance for uncollectible reinsurance or charge off reinsurer balances that are determined to be uncollectible. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts, funds held accounts and group-wide offsets.
Due to the inherent uncertainties as to collection and the length of time before reinsurance recoverables become due, it is possible that future adjustments to the Company’s reinsurance recoverables, net of the allowance, could be required, which could have a material adverse effect on the Company’s consolidated results of operations or cash flows in a particular quarter or annual period.
Insurance Revenues
The effect of reinsurance on earned premiums, fee income and other is as follows:

	Year Ended December 31,
	2017	2016	2015
Gross earned premiums, fee income and other	$2,434	$2,659	$2,877
Reinsurance assumed	116	129	113
Reinsurance ceded	(1,539)	(1,616)	(1,801)
Net earned premiums, fee income and other	$1,011	$1,172	$1,189
The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $1,150, $1,131, and $1,094 for the years ended December 31, 2017, 2016, and 2015, respectively. In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
5. Reinsurance (continued)

The Company also maintains a reinsurance agreement with Hartford Life and Accident Insurance Company ("HLA"), whereby the Company has ceded all of its group life and group accident and health risk business to HLA. Under this treaty, the Company ceded group life premium of $27, $40, and $64 for the years ended December 31, 2017, 2016, and 2015, respectively. The Company ceded accident and health premiums to HLA of $70, $86, and $129 for the years ended December 31, 2017, 2016, and 2015, respectively.
6. Deferred Policy Acquisition Costs

Changes in the DAC Balance
	For the years ended December 31,
	2017	2016	2015
Balance, beginning of period	$463	$542	$521
Deferred costs	2	7	7
Amortization — DAC	(51)	(40)	(82)
Amortization — Unlock benefit (charge), pre-tax	3	(74)	13
Adjustments to unrealized gains and losses on securities AFS and other	(12)	28	83
Balance, end of period	$405	$463	$542

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
7. Reserves for Future Policy Benefits and Separate Account Liabilities

Changes in Reserves for Future Policy Benefits
	Universal Life-Type Contracts
	GMDB/GMWB [1]	Life Secondary Guarantees	Traditional Annuity and Other Contracts [2] [4]	Total
Liability balance as of January 1, 2017	$786	$2,627	$10,587	$14,000
Incurred [3]	185	313	777	1,275
Paid	(98)	—	(787)	(885)
Change in unrealized investment gains and losses	—	—	92	92
Liability balance as of December 31, 2017	$873	$2,940	$10,669	$14,482
Reinsurance recoverable asset, as of January 1, 2017	$432	$2,627	$1,697	$4,756
Incurred [3]	113	313	108	534
Paid	(81)	—	(63)	(144)
Reinsurance recoverable asset, as of December 31, 2017	$464	$2,940	$1,742	$5,146

	Universal Life-Type Contracts
	GMDB/GMWB [1]	Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total Future Policy Benefits
Liability balance as of January 1, 2016	$863	$2,313	$10,674	$13,850
Incurred [3]	37	314	671	1,022
Paid	(114)	—	(785)	(899)
Change in unrealized investment gains and losses	—	—	27	27
Liability balance as of December 31, 2016	$786	$2,627	$10,587	$14,000
Reinsurance recoverable asset, as of January 1, 2016	$523	$2,313	$1,823	$4,659
Incurred [3]	—	314	(56)	258
Paid	(91)	—	(70)	(161)
Reinsurance recoverable asset, as of December 31, 2016	$432	$2,627	$1,697	$4,756

[1]
These liability balances include all GMDB benefits, plus the life-contingent portion of GMWB benefits in excess of the return of the GRB. GMWB benefits up to the GRB are embedded derivatives held at fair value and are excluded from these balances.

[2]	Represents life-contingent reserves for which the company is subject to insurance and investment risk.

[3]	Includes the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves.

[4]	Includes $285 of gross reserves and $288 of reinsurance recoverables that relates to business HLIC cedes to HLA.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
7. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

Account Value by GMDB/GMWB Type as of December 31, 2017
	Account Value (“AV”) [8]	Net amount at Risk (“NAR”) [9]	Retained Net Amount at Risk (“RNAR”) [9]	Weighted Average Attained Age of Annuitant
MAV [1]
MAV only	$13,769	$1,995	$300	71
With 5% rollup [2]	1,152	131	41	72
With Earnings Protection Benefit Rider (“EPB”) [3]	3,498	541	82	71
With 5% rollup & EPB	477	108	23	73
Total MAV	18,896	2,775	446
Asset Protection Benefit ("APB") [4]	10,107	92	62	70
Lifetime Income Benefit ("LIB") – Death Benefit [5]	452	4	4	71
Reset [6] (5-7 years)	2,469	6	5	70
Return of Premium ("ROP") [7] /Other	8,899	52	50	71
Subtotal Variable Annuity with GMDB/GMWB [10]	$40,823	$2,929	$567	71
Less: General Account Value with GMDB/GMWB	3,615
Subtotal Separate Account Liabilities with GMDB	37,208
Separate Account Liabilities without GMDB	78,626
Total Separate Account Liabilities	$115,834

[1]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 years (adjusted for withdrawals).

[2]
Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

[3]
EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract’s growth. The contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

[4]	APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

[5]	LIB GMDB is the greatest of current AV; net premiums paid; or, for certain contracts, a benefit amount generally based on market performance that ratchets over time.

[6]	Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 years (adjusted for withdrawals).

[7]	ROP GMDB is the greater of current AV and net premiums paid.

[8]	AV includes the contract holder’s investment in the separate account and the general account.

[9]
NAR is defined as the guaranteed minimum death benefit in excess of the current AV. RNAR represents NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

[10]
Some variable annuity contracts with GMDB also have a life-contingent GMWB that may provide for benefits in excess of the return of the GRB. Such contracts included in this amount have $6.2 billion of total account value and weighted average attained age of 73 years. There is no NAR or retained NAR related to these contracts. Includes $1.9 billion of account value for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.

Account Balance Breakdown of Variable Separate Account Investments for Contracts with Guarantees
Asset type	December 31, 2017	December 31, 2016
Equity securities (including mutual funds)	$34,496	$33,880
Cash and cash equivalents	2,712	3,045
Total	$37,208	$36,925
As of December 31, 2017 and December 31, 2016, approximately 15% and 16% of the equity securities (including mutual funds), in the preceding table were funds invested in fixed income securities and approximately 85% and 84% were funds invested in equity securities.
For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
8. Debt

Collateralized Advances
The Company is a member of the Federal Home Loan Bank of Boston (“FHLBB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. FHLBB membership requires the company to own member stock and advances require the purchase of activity stock. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The CTDOI will permit the Company to pledge up to $0.9 billion in qualifying assets to secure FHLBB advances for 2018. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI in order to exceed these limits. As of December 31, 2017, the Company had no advances outstanding under the FHLBB facility.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
9. Income Taxes

The provision (benefit) for income taxes consists of the following:

	For the years ended December 31,
	2017	2016	2015
Income Tax Expense (Benefit)
Current - U.S. Federal	$4	$2	$36
Deferred - U.S. Federal	418	72	(6)
Total income tax expense	$422	$74	$30
Deferred tax assets and liabilities on the consolidated balance sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets (liabilities) include the following:

	As of December 31,
Deferred Tax Assets	2017	2016
Tax basis deferred policy acquisition costs	$60	$101
Unearned premium reserve and other underwriting related reserves	4	6
Financial statement deferred policy acquisition costs and reserves	39	32
Investment-related items	155	135
Insurance product derivatives	12	79
Net operating loss carryover	681	1,155
Alternative minimum tax credit [1]	—	232
Foreign tax credit carryover	23	40
Other	29	191
Total Deferred Tax Assets	1,003	1,971
Deferred Tax Liabilities
Net unrealized gain on investments	(398)	(480)
Employee benefits	(49)	(54)
Total Deferred Tax Liabilities	(447)	(534)
Net Deferred Tax Assets	$556	$1,437
[1] Amount was reclassified to current tax receivable within other assets of the consolidated balance sheets.
On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Reform”). Tax Reform establishes new tax laws that will affect 2018, including, but not limited to, (1) reduction of the U.S. federal corporate income tax rate from 35% to 21%; (2) elimination of the corporate alternative minimum tax (AMT) and changing how existing AMT credits can be realized, (3) limitations on the deductibility of certain executive compensation, (4) changes to the discounting of statutory reserves for tax purposes, (5) modifications to the dividends received deduction, and (6) limitations on net operating losses (NOLs) generated after December 31, 2017 though there is no impact to the Company’s current NOL carryforwards.
In connection with our initial analysis of the impact of Tax Reform, the Company recorded a provisional net income tax expense of $396 in the period ending December 31, 2017. This net expense consists of a $379 reduction of The Company’s deferred tax assets primarily due to the reduction in the U.S. federal corporate income tax rate and a $17 sequestration fee payable associated with refundable AMT credits. Net of the sequestration fee payable, the Company's AMT credits of $234 have been reclassified to a current income tax receivable within other assets in the accompanying consolidated balance sheets. Tax reform allows for the refund of AMT credits over time but no later than 2022.
For components where we have made provisional estimates of the impact of Tax Reform, particularly the estimated amount of sequestration fee payable, adjustments to income tax expense, if any, will be made in the period the adjustments become known in 2018.
Under a separate entity approach, no current tax benefits would have been required to be recorded to equity in 2017, 2016, or 2015.
The Company believes it is more likely than not that all deferred tax assets will be fully realized. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics and business considerations such as asset-liability matching.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
9. Income Taxes (continued)

Net deferred income taxes include the future tax benefits associated with the net operating loss carryover and foreign tax credit carryover as follows:
Net Operating Loss Carryover
As of December 31, 2017 and 2016, the net deferred tax asset included the expected tax benefit attributable to net operating losses of $3,243 and $3,301, respectively. If unutilized, $3,240 of the losses expire from 2023-2036. Utilization of these loss carryovers is dependent upon the generation of sufficient future taxable income.
Most of the net operating loss carryover originated from the Company's U.S. annuity business, including from the hedging program. Given the continued runoff of the U.S. fixed and variable annuity business, the exposure to taxable losses is significantly lessened. Accordingly, given the expected future ultimate parent's consolidated group earnings, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company's estimate of the likely realization may change over time. As a condition of the close, in connection with the pending sale of HLI and subsidiaries, the Company will forego approximately $460 of deferred tax assets associated with net operating loss carryovers and foreign tax credits that will be retained by The Hartford. These deferred tax assets continue to be reflected as an asset in the accompanying financial statements as non-recoverability is contingent on the closing of the sale of the business.
Foreign Tax Credit Carryover
As of December 31, 2017 and 2016, the net deferred tax asset included the expected tax benefit attributable to foreign tax credit carryover of $23 and $40 respectively. The foreign tax credit carryovers expire from 2023 to 2024. These credits are available to offset regular federal income taxes from future taxable income and although the Company believes there will be sufficient future regular federal taxable income, there can be no certainty that future events will not affect the ability to utilize the credits. Additionally, the use of the foreign tax credits generally depends on the generation of sufficient taxable income to first utilize all of the U.S. net operating loss carryover. However, the Company has identified and purchased certain investments which allow for utilization of the foreign tax credits without first using the net operating loss carryover. Consequently, the Company believes it is more likely than not the foreign tax credit carryover will be fully realized. Accordingly, no valuation allowance has been provided.
Alternative Minimum Tax Credit and Foreign Tax Credit Carryover
As noted above, because AMT credits are refundable the Company reflected AMT credits, net of a sequestration fee payable, as a current tax receivable at its undiscounted amount and they are no longer included as deferred tax assets.
Including AMT credits, the Company has a current income tax receivable of $341 and $64 as of December 31, 2017 and 2016, respectively.
The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The federal audit of the years 2012 and 2013 was completed as of March 31, 2017 with no additional adjustments. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.
The Company’s unrecognized tax benefits are settled with the parent consistent with the terms of a tax sharing agreement. The Company’s effective tax rate for the year ended December 31, 2017 reflects a $3 net increase in the provision for income taxes from intercompany tax settlements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
9. Income Taxes (continued)

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

	For the years ended December 31,
	2017	2016	2015
Tax provision at the U.S. federal statutory rate	$132	$125	$186
Dividends received deduction ("DRD")	(102)	(76)	(152)
Foreign related investments	(7)	(7)	(3)
IRS audit adjustments	—	31	—
Tax Reform	396	—	—
Other	3	1	(1)
Provision for income taxes	$422	$74	$30
The separate account DRD is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company’s taxable income before the DRD. The Company evaluates its DRD computations on a quarterly basis.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Commitments and Contingencies

Contingencies Relating to Corporate Litigation and Regulatory Matters
Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its “best estimate,” or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.
Litigation
The Company is involved in claims litigation arising in the ordinary course of business with respect to life, disability and accidental death and dismemberment insurance policies and with respect to annuity contracts. The Company accounts for such activity through the establishment of reserves for future policy benefits. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.
The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s consolidated financial condition, results of operations or cash flows in particular quarterly or annual periods.

Lease Commitments
The rent paid to Hartford Fire Insurance Company ("Hartford Fire") for operating leases was $2, $2 and $9 for the years ended December 31, 2017, 2016 and 2015, respectively.

Operating Leases
2018	$6
2019	5
2020	4
2021	3
2022	2
Thereafter	8
Total minimum lease payments	$28
Unfunded Commitments
As of December 31, 2017, the Company has outstanding commitments totaling $787, of which $683 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $23 of the outstanding commitments relate to various funding obligations associated with private placement securities. The remaining outstanding commitments of $81 relate to mortgage loans the Company is expecting to fund in the first half of 2018.
Guaranty Fund and Other Insurance-related Assessments
In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.
Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2017 and 2016 the liability balance was $8. As of December 31, 2017 and 2016 amounts related to premium tax offsets of $11 and $15, respectively, were included in other assets.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
10. Commitments and Contingencies (continued)

Derivative Commitments
Certain of the Company’s derivative agreements contain provisions that are tied to the financial strength ratings, as set by nationally recognized statistical agencies, of the individual legal entity that entered into the derivative agreement. If the legal entity’s financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances enable the counterparties to terminate the agreements and demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity’s ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2017, was $692. Of this $692 the legal entities have posted collateral of $847, which is inclusive of initial margin requirements, in the normal course of business. In addition, the Company has posted collateral of $31 associated with a customized GMWB derivative. Based on derivative market values as of December 31, 2017, a downgrade of one or two levels below the current financial strength ratings by either Moody’s or S&P would not require additional assets to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we post, when required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.
On October 23, 2017, Moody’s lowered its counterparty credit and insurer financial strength ratings on Hartford Life and Annuity Insurance Company and Hartford Life Insurance Company to Baa3. Given this downgrade action, termination rating triggers in two derivative counterparty relationships in which the Company has open derivative contracts were impacted. The Company has successfully re-negotiated the rating triggers with these counterparties. Accordingly, the Company does not expect the current hedging programs to be adversely impacted by the announcement of the downgrade of Hartford Life and Annuity Insurance Company and Hartford Life Insurance Company. In addition, as a result of the downgrade of Hartford Life and Annuity Insurance Company, the Company is required to post an additional $9 of collateral related to a single counterparty relationship.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
11. Transactions with Affiliates

Parent Company Transactions
Transactions of the Company with Hartford Fire Insurance Company ("Hartford Fire"), Hartford Holdings Inc. ("HHI") and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions, and employee costs. In addition, the Company has issued structured settlement contracts to fund claims settlements of property casualty insurance companies and self -insured entities. In many cases, the structured settlement contracts are to fund claim settlements of the Company's affiliated property and casualty companies whereby these property and casualty companies transferred funds to another affiliate of the Company to purchase the contracts. The Company had $0 and $53, respectively, of reserves for claim annuities purchased by affiliated entities as of December 31, 2017 and December 31, 2016, respectively. Reserves for annuities issued by the Company to The Hartford's property and casualty subsidiaries to fund structured settlement payments where the claimant has not released The Hartford's property and casualty subsidiaries of their primary obligation totaled $682 and $711 as of December 31, 2017 and 2016, respectively.
Substantially all general insurance expenses related to the Company are initially paid by The Hartford. Expenses are allocated to the Company using specific identification if available, or other applicable methods, that would include a blend of revenue, expense and capital.
The Company issued a guarantee to retirees and vested terminated employees of The Hartford Retirement Plan for U.S. Employees (the "Plan”) who retired or terminated prior to January 1, 2004 (the Retirees"). The Plan is sponsored by The Hartford. The guarantee is a commitment to pay all accrued benefits which the Retiree or the Retiree’s designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. In June 2017, The Hartford purchased a group annuity contract with The Prudential Insurance Company of America and settled a portion of The Hartford's benefit obligation, which included, among others, the Retirees. With the purchase of this group annuity contract, The Hartford has transferred its responsibility for the Retirees' pension benefits to The Prudential Insurance Company of America, thereby causing the Plan to have no further liability with respect to any and all of the benefits of the Retirees. Accordingly, the discharge of the underlying pension obligation has extinguished the Company's guarantee.
In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of the Company's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2017 and December 31, 2016, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.
Reinsurance Ceded to Affiliates
The Company maintains a reinsurance agreement with Hartford Life and Accident Insurance Company ("HLA") whereby the Company cedes both group life and group accident and health risk. Under this agreement, the Company ceded group life premium of $27, $40, and $64 for the years ended December 31, 2017, 2016, and 2015, respectively. The Company ceded accident and health premiums to HLA of $70, $86, and $129 for the years ended December 31, 2017, 2016, and 2015, respectively.
Effective August 1, 2016, the Company recaptured a reinsurance agreement with HLA, a wholly owned subsidiary of Hartford Life, Inc. whereby the Company had ceded a single group annuity contract to HLA under a 100% quota share agreement. As a result of this recapture, the Company received a return of premium of $90 and increased reserves by $63 resulting in a recognized pre-tax gain of approximately $27.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
12. Statutory Results

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, predominately use interest rate and mortality assumptions prescribed by the NAIC for life benefit reserves, generally carry bonds at amortized cost and present reinsurance assets and liabilities net of reinsurance. For reporting purposes, statutory capital and surplus is referred to collectively as "statutory capital".
Statutory net income and statutory capital are as follows:

	For the years ended December 31,
	2017	2016	2015
Combined statutory net income	$369	$349	$371
Statutory capital	$3,552	$4,398	$4,939
Statutory accounting practices do not consolidate the net income (loss) of subsidiaries that report under U.S. GAAP. The combined statutory net income above represents the total statutory net income of the Company, and its other insurance subsidiaries.
Regulatory Capital Requirements
The Company's U.S. insurance companies' states of domicile impose risk-based capital (“RBC”) requirements. The requirements provide a means of measuring the minimum amount of statutory capital appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital (“TAC”) to its authorized control level RBC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences (“Company Action Level”) is two times the ACL RBC. The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level, known as the "RBC ratio". The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 300% of their Company Action Levels as of December 31, 2017 and 2016. The reporting of RBC ratios is not intended for the purpose of ranking any insurance company, or for use in connection with any marketing, advertising or promotional activities.
Dividends
Dividends to the Company from its insurance subsidiaries are restricted by insurance regulation. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer’s policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a domiciled insurer exceeds the insurer’s earned surplus or certain other thresholds as calculated under applicable state insurance law, the dividend requires the prior approval of the domestic regulator. In addition to statutory limitations on paying dividends, the Company also takes other items into consideration when determining dividends from subsidiaries. These considerations include, but are not limited to, expected earnings and capitalization of the subsidiary, regulatory capital requirements and liquidity requirements of the individual operating company.
In 2017, HLIC paid dividends of $1.4 billion of which $800 was a return of capital used by The Hartford to help fund the HLA acquisition of the Aetna's U.S. group life and disability business. $550 of the $800 return of capital was funded through an extraordinary dividend from HLAI to the Company and approved by the CTDOI.
On December 4, 2017, The Hartford announced it had entered into a definitive agreement to sell the company's parent, Hartford Life Inc., to a group of investors led by Cornell capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safara Group. Prior to the expected close in 2018, the Company anticipates paying an additional $300 in dividends to its parent, subject to approval by the CTDOI. The sale is anticipated to close by June 30, 2018, subject to regulatory approval and other closing conditions.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
13. Changes in and Reclassifications From Accumulated Other Comprehensive Income

Changes in AOCI, Net of Tax for the Year Ended December 31, 2017
	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$693	$32	$(3)	$722
OCI before reclassifications	428	(5)	—	423
Amounts reclassified from AOCI	(99)	(23)	—	(122)
OCI, net of tax	329	(28)	—	301
Ending balance	$1,022	$4	$(3)	$1,023

Changes in AOCI, Net of Tax for the Year Ended December 31, 2016
	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$539	$57	$(3)	$593
OCI before reclassifications	212	(9)	—	203
Amounts reclassified from AOCI	(58)	(16)	—	(74)
OCI, net of tax	154	(25)	—	129
Ending balance	$693	$32	$(3)	$722

Changes in AOCI, Net of Tax for the Year Ended December 31, 2015
	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$1,154	$70	$(3)	$1,221
OCI before reclassifications	(633)	2	—	(631)
Amounts reclassified from AOCI	18	(15)	—	3
OCI, net of tax	(615)	(13)	—	(628)
Ending balance	$539	$57	$(3)	$593

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
13. Changes In and Reclassifications From Accumulated Other Comprehensive Income (continued)

Reclassification from AOCI
	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	Affected Line Item in the Consolidated Statement of Operations
Net Unrealized Gain on Securities
Available-for-sale securities	$153	$89	$(27)	Net realized capital losses
	153	89	(27)	Income before income taxes
	54	31	(9)	Income tax expense
	$99	$58	$(18)	Net (loss) income
Net Gains on Cash-Flow Hedging Instruments
Interest rate swaps	$(1)	$1	$(1)	Net realized capital losses
Interest rate swaps	26	25	33	Net investment income
Foreign currency swaps	11	(2)	(9)	Net realized capital losses
	36	24	23	Income before income taxes
	13	8	8	Income tax expense
	$23	$16	$15	Net (loss) income
Total amounts reclassified from AOCI	$122	$74	$(3)	Net (loss) income
14. Quarterly Results (Unaudited)

	Three months ended
	March 31,		June 30,		September 30,		December 31,
	2017	2016	2017	2016	2017	2016	2017	2016
Total revenues	$527	$487	$595	$622	$533	$702	$577	$571
Total benefits, losses and expenses	$441	$478	$450	$474	$462	$610	$503	$464
Net income	$75	$28	$112	$118	$83	$79	$(316)	$57

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)	All financial statements are included in Part A and Part B of the Registration Statement
(b)	(1)	(a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
	(1)	(b) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the Re-Designation of the Separate Account.(2)
	(2)	Not applicable.
	(3)	(a) Amended and Restated Principal Underwriter Agreement.(4)
(b) Form of Dealer Agreement.(3)
	(4)	(a) Individual Flexible Premium Variable Annuity Contract. (1)
	(4)	(b) Amendatory Rider - Annuity Commencement Date Deferral Option (7)
	(5)	Form of Application.(4)
	(6)	(a) Articles of Incorporation of Talcott Resolution
(b) Amended and Restated Bylaws of Talcott Resolution
	(7)	Reinsurance Agreements and Amendments
(a) AXA Corporate Solutions Life Reinsurance Company (HL -- April 1, 1999)(6)
(b) AXA Corporate Solutions Life Reinsurance Company (HL -- May 8, 2000) (6)
(c) Transamerica Financial Life Insurance Company(6)
(d) ACE Tempest Life Reinsurance Ltd. (October 1, 2002)(6)
(e) PaineWebber Life Insurance Company (HLA)(6)
(e.1) Addendum (8)
(f) PaineWebber Life Insurance Company (HL)(6)
(f.1) Addendum (8)
(g) Swiss Re Life & Health America, Inc. (HL)(6)
(h) Swiss Re Life & Health America, Inc. (HLA)(6)
(i) Munich American Reassurance Company (HL -- April 1, 1999)(6)
	(8)	Fund Participation Agreements and Amendments
(a) Putnam Variable Trust(6)

(b) Guarantee Agreement, between Hartford Fire Insurance Company and Hartford Life and Accident Insurance Company and its wholly owned subsidiary, Hartford Life Insurance Company, dated as of January 1, 1990. (5)

(c) Guarantee between Hartford Life Insurance Company and ITT Hartford International Life Reassurance Corporation, dated August 29, 1994 and effective as of May 1, 1993.(5)
(d) Guarantee Agreement, between Hartford Life Insurance Company and ITT Comprehensive Employee Benefit Service Company, its wholly owned subsidiary, dated as of April 1, 1997.(5)
(e) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997. (5)
(f) Capital Maintenance Agreement by and between Hartford Life Insurance Company and Hartford Life, Inc. dated March 12, 2001. (5)
	(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel.
	(10)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm
	(11)	No financial statements are omitted
	(12)	Not applicable.
	(99)	Copy of Power of Attorney.
(1) Incorporated by reference to Item 24(b)(1)(a) and Item 24(b)(4)(a) of Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73566, filed on April 28, 1995.
(2) Incorporated by reference to Item 24(b)(1)(b) of Post-Effective Amendment No. 8, to the Registration Statement File No. 333-69439, filed on April 9, 2001.
(3) Incorporated by reference to Item 24(b)(3)(b) of Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73566, filed on May 1, 1996.
(4) Incorporated by reference to Item 24(b)(3)(a) and Item 24(b)(5) of Post-Effective Amendment No. 3, to the Registration Statement File No. 333-148564, filed on February 9, 2009.
(5) Incorporated by reference to Item 24(b)(8)(b), Item 24(b)(8)(c), Item 24(b)(8)(d), Item 24(b)(8)(e), and Item 24(b)(8)(f) of Post-Effective Amendment No. 10, to the Registration Statement File No. 333-148564, filed on May 3, 2010.
(6) Incorporated by reference to Item 24(b)(7)(a), Item 24(b)(7)(b), Item 24(b)(7)(c), Item 24(b)(7)(d), Item 24(b)(7)(e), Item 24(b)(7)(f), Item 24(b)(7)(g), Item 24(b)(7)(h), Item 24(b)(7)(i), and Item 24(b)(8)(a) of Post-Effective Amendment No. 26, to the Registration Statement File No. 333-69439, filed on April 23, 2012.
(7) Incorporated by reference to Item 24(b)(4)(b) of Post-Effective Amendment No. 30 to the Registration Statement File No. 333-69439, filed on December 1, 2015.
(8) Incorporated by reference to Item 24(b)(7)(e.1) and Item 24(b)(7)(f.1) of Post-Effective Amendment No. 31 to the Registration Statement File No. 333-69439,

filed on April 21, 2016.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Ellen T. Below	Vice President and Chief Communications Officer
Jeremy Billiel	Assistant Vice President and Treasurer
John B. Brady	Vice President and Chief Actuary
Richard J Carbone (1)	Director
Christopher S. Conner	Assistant Vice President, Chief Compliance Officer of Separate Accounts, AML Compliance Officer and Sanctions Compliance Officer
Henry Cornell (2)	Director
Robert A. Cornell	Vice President and Actuary
Christopher Cramer	Vice President and Director of Tax
Christopher J. Dagnault (3)	Vice President
Gilles M. Dellaert (4)	Director
George Eknaian	Senior Vice President and Chief Risk Officer
Oliver M. Goldstein (5)	Director
Michael R. Hazel	Vice President and Controller
Donna R. Jarvis	Vice President and Actuary
Brion S. Johnson (6)	Director
Diane Krajewski	Vice President and Chief Human Resources Officer
Craig D. Morrow	Vice President and Appointed Actuary
Emily R. Pollack (2)	Director
Matthew J. Poznar	Senior Vice President and Chief Investment Officer
Lisa M. Proch	Senior Vice President, General Counsel and Chief Compliance Officer
Michael S. Rubinoff (7)	Director
Peter F. Sannizzaro	President and Chief Operating Officer
David I. Schamis (8)	Director
Robert Siracusa	Vice President and Chief Financial Officer
Leslie T. Soler	Assistant Vice President and Corporate Secretary
Samir Srivastava	Vice President and Chief Technology Officer
Robert Stein (9)	Director
Heath L. Watkin (10)	Director

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.

(1)	Address: 469 Edinboro Rd., Staten Island, NY 10306

(2)	Address: Cornell Capital LLP, 499 Park Ave., 21st Floor, New York, NY 10022

(3)	Address: 500 Bielenberg Drive, Woodbury, MN 55125

(4)	Address: Global Atlantic Financial Group, 4 World Trade Center, 150 Greenwich St., 51st Floor, New York, NY 10007

(5)	Address: Pine Brook, One Grand Central Place, 60 East 42nd St., 50th Floor, New York, NY 10165

(6)	Address: The Hartford, 690 Asylum Ave., Hartford, CT 06155

(7)	Address: Safra, 546 5th Ave., 3rd Floor, New York., NY 10036

(8)	Address: Atlas Merchant Capital, 375 Park Ave., 21st Floor, New York, NY 10152

(9)	Address: 39 West 94th St., New York, NY 10025

(10)	Address: TRB Advisors LP, 767 Fifth Ave., 12th Floor, New York, NY 10153

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

Filed herein as Exhibit 99.26.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of April 30, 2018, there were 17,434 owners of qualified contracts and 21,753 owners of non-qualified contracts.

ITEM 28. INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) HSD acts as principal underwriter for the following investment companies:

Talcott Resolution Life Insurance Company - Separate Account One
Talcott Resolution Life Insurance Company - Separate Account Two
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account I)
Talcott Resolution Life Insurance Company - Separate Account Two (DC Variable Account II)
Talcott Resolution Life Insurance Company - Separate Account Two (QP Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Two (Variable Account "A")
Talcott Resolution Life Insurance Company - Separate Account Two (NQ Variable Account)
Talcott Resolution Life Insurance Company - Separate Account Ten
Talcott Resolution Life Insurance Company - Separate Account Three
Talcott Resolution Life Insurance Company - Separate Account Five
Talcott Resolution Life Insurance Company - Separate Account Seven
Talcott Resolution Life Insurance Company - Separate Account Eleven
Talcott Resolution Life Insurance Company - Separate Account Twelve
Talcott Resolution Life and Annuity Insurance Company - Separate Account One
Talcott Resolution Life and Annuity Insurance Company - Separate Account Ten
Talcott Resolution Life and Annuity Insurance Company - Separate Account Three
Talcott Resolution Life and Annuity Insurance Company - Separate Account Five
Talcott Resolution Life and Annuity Insurance Company - Separate Account Six
Talcott Resolution Life and Annuity Insurance Company - Separate Account Seven
Talcott Resolution Life and Annuity Insurance Company - Separate Account VLI
Talcott Resolution Life and Annuity Insurance Company - Separate Account VLII
American Maturity Life Insurance Company Separate Account AMLVA
American Maturity Life Insurance Company - Separate Account One
ICMG Registered Variable Life Separate Account A
ICMG Registered Variable Life Separate Account One
Nutmeg Life Insurance Company - Separate Account One
Union Security Insurance Company - Variable Account C
Union Security Insurance Company - Variable Account D
Union Security Life Insurance Company - Separate Account A

(b) Directors and Officers of HSD

Name	Positions and Offices with Underwriter
Christopher S. Conner	Chief Compliance Officer, Privacy Officer, Secretary
Christopher J. Dagnault (1)	Chief Executive Officer and President, Director
Diane Krajewski	Chairman of the Board, Director
James Anthony Maciolek	FINOP, Chief Financial Officer and Controller
Robert R. Siracusa	Director

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.
(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125.

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Talcott Resolution at 1 Griffin Road North, Windsor, CT 06095.

ITEM 31. MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

(a)
The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)
The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Talcott Resolution hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by us.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Windsor, and State of Connecticut on June 28, 2018.

Talcott Resolution Life Insurance Company
Separate Account Ten (Registrant)

By:	Peter F. Sannizzaro*	*By:	/s/ Lisa Proch
	Peter F. Sannizzaro		Lisa Proch
	President		Attorney-in-Fact

Talcott Resolution Life Insurance Company
(Depositor)

By:	Peter F. Sannizzaro*
Peter F. Sannizzaro
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Peter F. Sannizaro, President
Robert R. Siracusa, Chief Financial Officer
Robert J. Carbone, Director*	*By:	/s/ Lisa Proch
Henry Cornell, Director*		Lisa Proch
Gilles M. Dellaert, Director*		Attorney-in-Fact
Oliver M. Goldstein, Director*	Date:	June 28, 2018
Brion S. Johnson, Director*
Emily R. Pollack, Director*
Michael S. Rubinoff, Director*
David I. Schamis, Director*
Robert W. Stein, Director*
Heath L. Watkin, Director*

333-69439

EXHIBIT INDEX
(6)(a)	Articles of Incorporation of Talcott Resolution
(6)(b)	Amended and Restated Bylaws of Talcott Resolution
(9)	Opinion and Consent of Lisa Proch, Assistant General Counsel
(10)	Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm
(26)	Organizational Chart
(99)	Power of Attorney